TIAA-CREF Real Estate Securities Fund
RISK/RETURN
INVESTMENT OBJECTIVE

The Fund seeks to obtain a favorable long-term total return through both capital appreciation and current income, by investing primarily in equity securities of companies principally engaged in or related to the real estate industry.

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Shareholder Fees TIAA-CREF Real Estate Securities Fund (USD $)	Retail Class	Retirement Class	Premier Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	none	none	none	none
Maximum Deferred Sales Charge	none	none	none	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	none	none	none	none
Redemption or Exchange Fee	none	none	none	none
Account Maintenance Fee (annual fee on accounts under $2,000)	15	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses TIAA-CREF Real Estate Securities Fund		Retail Class	Retirement Class	Premier Class	Institutional Class
Management Fees		0.50%	0.50%	0.50%	0.50%
Distribution (Rule 12b-1) Fees	[1]	0.12%		0.15%
Other Expenses		0.22%	0.33%	0.09%	0.09%
Total Annual Fund Operating Expenses		0.84%	0.83%	0.74%	0.59%
Waivers and Expense Reimbursements	[2]		0.01%	0.02%	0.02%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.84%	0.82%	0.72%	0.57%
[1]	The Retail Class of the Fund has adopted a Distribution (12b-1) Plan that reimburses the Fund's distributor, Teachers Personal Investors Services, Inc. ("TPIS"), for its expenses in providing distribution, promotional and shareholder services to Retail Class shares at the annual rate of up to 0.25% of average daily net assets attributable to Retail Class shares.
[2]	Under the Fund's expense reimbursement arrangements, the Fund's investment adviser, Teachers Advisors, Inc. ("Advisors"), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.96% of average daily net assets for Retail Class shares; (ii) 0.82% of average daily net assets for Retirement Class shares; (iii) 0.72% of average daily net assets for Premier Class shares; and (iv) 0.57% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2012, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example TIAA-CREF Real Estate Securities Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Retail Class	86	268	466	1,037
Retirement Class	84	264	460	1,024
Premier Class	74	235	410	917
Institutional Class	58	187	327	736

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended September 30, 2010, the Fund’s portfolio turnover rate was 66% of the average value of its portfolio. During the six-month fiscal period ended March 31, 2011, the Fund’s portfolio turnover rate was 30% (not annualized) of the average value its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its assets in the securities of companies that are principally engaged in or related to the real estate industry (“real estate securities”), including those that own significant real estate assets, such as real estate investment trusts (“REITs”). The Fund will invest primarily in equity securities of such companies. The Fund is actively managed using a research-oriented process with a focus on cash flows, asset values and Advisors’ belief in management’s ability to increase shareholder value. The Fund does not invest directly in real estate. The Fund concentrates its investments in the real estate industry. From time to time, the Fund may also invest in debt securities of companies principally engaged in or related to the real estate industry. For purposes of the 80% investment policy, the term “assets” means net assets, plus the amount of any borrowings for investment purposes.

An issuer is principally “engaged in” or principally “related to” the real estate industry if at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate, or to products or services related to the real estate industry. The Fund typically invests in securities issued by equity REITs (which directly own real estate), mortgage REITs (which make short-term construction or real estate development loans or invest in long-term mortgages or mortgage pools), real estate brokers and developers, homebuilders, companies that manage real estate and companies that own substantial amounts of real estate. Businesses related to the real estate industry include manufacturers and distributors of building supplies and financial institutions that make or service mortgage loans.

The Fund also may invest up to 15% of its assets in real estate securities of foreign issuers and up to 20% of its assets in equity (including preferred stock) and debt securities of issuers that are not engaged in or related to the real estate industry. The benchmark index for the Fund is the FTSE NAREIT All Equity REITs Index.

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

· Real Estate Investing Risk—As a result of the Fund’s investment objective, the Fund is subject to all of the risks associated with the ownership of real estate. These risks include, among others, declines in the value of real estate, negative changes in the climate for real estate, risks related to general and local economic conditions, decreases in property revenues, increases in prevailing interest rates, property taxes and operating expenses, changes in zoning laws and costs resulting from the cleanup of environmental problems.

· Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Market Risk—The risk that market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole.

· Foreign Investment Risk—Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from financial instruments of U.S. issuers. This risk may be heightened in emerging or developing markets. Foreign investments may also be less liquid and more difficult to value than investments in U.S. issuers.

· Issuer Risk (often called Financial Risk)—The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of its financial instruments over short or extended periods of time.

· Interest Rate Risk (a type of Market Risk)—The risk that increases in interest rates can cause the prices of fixed-income investments to decline. This risk is heightened to the extent the Fund invests in longer duration fixed-income investments.

· Industry Concentration Risk—Because the Fund concentrates its investments in only one industry and holds securities of relatively few issuers, the value of its portfolio is likely to experience greater fluctuations and may be subject to greater risk than those of other funds.

· Mid-Cap Risk—The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume and less liquidity than the stocks of larger, more established companies.

· Small-Cap Risk—The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

PAST PERFORMANCE

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Institutional Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Institutional Class. The performance table following the bar chart shows the Fund’s average annual total returns for the Institutional Class, Retirement Class, Premier Class and Retail Class over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of the Fund’s benchmark index. After-tax performance is shown only for Institutional Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Institutional Class shares.

The returns shown below reﬂect previous agreements by the Fund’s investment adviser to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark index listed below is unmanaged, and you cannot invest directly in the index. The returns for the index reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)†

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2011, was 9.86%.

Best quarter: 31.84%, for the quarter ended September 30, 2009. Worst quarter: -37.54%, for the quarter ended December 31, 2008.

AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
Average Annual Total Returns TIAA-CREF Real Estate Securities Fund	1 Year	5 Years		Since Inception		Inception Date
Institutional Class	31.10%	2.15%		10.70%		Oct 1, 2002
Institutional Class After Taxes on Distributions	30.20%	0.58%		7.78%
Institutional Class After Taxes on Distributions and Sales	20.16%	1.27%		7.88%
Retail Class	30.80%	2.05%		10.54%		Oct 1, 2002
Retirement Class	30.73%	1.95%		10.51%		Oct 1, 2002
Premier Class	30.89%	2.13%	[1]	10.69%	[1]	Sep 30, 2009
FTSE NAREIT All Equity REITs Index (reflects no deductions for fees, expenses or taxes)	27.95%	3.03%		10.99%	[2]
[1]	The performance shown for the Premier Class that is prior to its inception date is based on performance of the Fund's Institutional Class. The performance for these periods has not been restated to reflect higher expenses of the Premier Class. If those expenses had been reflected, the performance would have been lower.
[2]	The performance above is calculated from the Institutional Class inception date.

Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

TIAA-CREF Bond Fund
RISK/RETURN
INVESTMENT OBJECTIVE
The Fund seeks as favorable a long-term total return through income as is consistent with preserving capital, primarily from investment-grade fixed-income securities.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Shareholder Fees TIAA-CREF Bond Fund (USD $)	Retail Class	Retirement Class	Premier Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	none	none	none	none
Maximum Deferred Sales Charge	none	none	none	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	none	none	none	none
Redemption or Exchange Fee	none	none	none	none
Account Maintenance Fee (annual fee on accounts under $2,000)	15	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses TIAA-CREF Bond Fund		Retail Class	Retirement Class	Premier Class	Institutional Class
Management Fees		0.29%	0.29%	0.29%	0.29%
Distribution (Rule 12b-1) Fees	[1]	0.12%		0.15%
Other Expenses		0.11%	0.29%	0.04%	0.04%
Total Annual Fund Operating Expenses		0.52%	0.58%	0.48%	0.33%
Waivers and Expense Reimbursements	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.52%	0.58%	0.48%	0.33%
[1]	The Retail Class of the Fund has adopted a Distribution (12b-1) Plan that reimburses the Fund's distributor, Teachers Personal Investors Services, Inc. ("TPIS"), for its expenses in providing distribution, promotional and shareholder services to Retail Class shares at the annual rate of up to 0.25% of average daily net assets attributable to Retail Class shares.
[2]	Under the Fund's expense reimbursement arrangements, the Fund's investment adviser, Teachers Advisors, Inc. ("Advisors"), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.70% of average daily net assets for Retail Class shares; (ii) 0.60% of average daily net assets for Retirement Class shares; (iii) 0.50% of average daily net assets for Premier Class shares; and (iv) 0.35% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2012, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example TIAA-CREF Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Retail Class	53	167	291	653
Retirement Class	59	186	324	726
Premier Class	49	154	269	604
Institutional Class	34	106	185	418

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended September 30, 2010, the Fund’s portfolio turnover rate was 216% of the average value of its portfolio. During the six-month fiscal period ended March 31, 2011, the Fund’s portfolio turnover rate was 161% (not annualized) of the average value its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its assets in bonds. For these purposes, bonds include fixed-income securities of all types. The Fund primarily invests in a broad range of investment-grade bonds and fixed-income securities, including, but not limited to, U.S. Government securities, corporate bonds and mortgage-backed or other asset backed-securities. The Fund may also invest in other fixed-income securities, including those of non-investment grade quality. The Fund does not rely exclusively on rating agencies when making investment decisions. Instead, the Fund’s investment adviser, Teachers Advisors, Inc. (“Advisors”), performs its own credit analysis, paying particular attention to economic trends and other market events. Individual securities or sectors are then overweighted or underweighted relative to the Fund’s benchmark index, the Barclays Capital U.S. Aggregate Bond Index, when Advisors believes that the Fund can take advantage of what appear to be undervalued, overlooked or misunderstood issuers that offer the potential to boost returns above that of the index. For purposes of the 80% investment policy, the term “assets” means net assets, plus the amount of any borrowings for investment purposes.

Although the Fund may invest in fixed-income securities of any maturity, the duration of the Fund’s portfolio typically ranges within 15% of the duration of its benchmark index. As of March 31, 2011, the duration of the index was 5.01 years.

The Fund’s investments in mortgage-backed securities can include pass-through securities sold by private, governmental and government-related organizations and collateralized mortgage obligations (“CMOs”). Mortgage pass-through securities are created when mortgages are pooled together and interests in the pool are sold to investors. The cash flow from the underlying mortgages is “passed through” to investors in periodic principal and interest payments. CMOs are obligations that are fully collateralized directly or indirectly by a pool of mortgages from which payments of principal and interest are dedicated to the payment of principal and interest on the CMO.

The Fund may use an investment strategy called “mortgage rolls” (also referred to as “dollar rolls”), in which the Fund sells securities for delivery in the current month and simultaneously contracts with a counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund would benefit to the extent of any price received for the securities sold and the lower forward price for the future purchase (often referred to as the “drop”) plus the interest earned on the short-term investment awaiting the settlement date of the forward purchase. If such benefits exceed the income and gain or loss due to mortgage repayments that would have been realized on the securities sold as part of the mortgage roll, the use of this technique will enhance the investment performance of the Fund compared with what such performance would have been without the use of mortgage rolls. Realizing benefits from the use of mortgage rolls depends upon the ability of Advisors to predict correctly mortgage prepayments and interest rates.

The Fund may also engage in relative value trading, a strategy in which the Fund reallocates assets across different sectors and maturities. Relative value trading is designed to enhance the Fund’s returns but increases the Fund’s portfolio turnover rate.

The Fund may purchase and sell futures, options, swaps and other fixed-income derivative instruments to carry out the Fund’s investment strategies. The Fund may also invest in foreign securities, including emerging markets fixed-income securities and non-dollar denominated instruments. Under most circumstances, the Fund’s investments in fixed-income securities of foreign issuers constitute less than 20% of the Fund’s assets.

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

· Interest Rate Risk (a type of Market Risk)—The risk that increases in interest rates can cause the prices of fixed-income investments to decline. This risk is heightened to the extent the Fund invests in longer duration fixed-income investments.

· Prepayment Risk—The risk that during periods of falling interest rates, borrowers may pay off their mortgage loans sooner than expected, forcing the Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

· Extension Risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing the Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

· Issuer Risk (often called Financial Risk)—The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of its financial instruments over short or extended periods of time.

· Income Volatility Risk—The risk that the level of current income from a portfolio of fixed-income investments declines in certain interest rate environments.

· Credit Risk (a type of Issuer Risk)—The risk that the issuer of bonds may not be able or willing to meet interest or principal payments when the bonds become due.

· Call Risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in the Fund’s income.

· Fixed-Income Foreign Investment Risk—Investment in fixed-income securities or financial instruments of foreign issuers involves increased risks due to adverse issuer, political, regulatory, currency, market or economic developments. These developments may impact the ability of a foreign debt issuer to make timely and ultimate payments on its debt obligations to the Fund or impair the Fund’s ability to enforce its rights against the foreign debt issuer. These risks are heightened in emerging or developing markets. Foreign investments may also be less liquid and more difficult to value than investments in U.S. issuers.

· Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—The risk that volatile or dramatic reductions in trading activity make it difficult for the Fund to properly value its investments and that the Fund may not be able to purchase or sell an investment at an attractive price, if at all.

· Mortgage Roll Risk—The risk that Advisors will not correctly predict mortgage prepayments and interest rates, which will diminish the Fund’s performance.

· Downgrade Risk—The risk that securities are subsequently downgraded should Advisors and/or rating agencies believe the issuer’s business outlook or creditworthiness has deteriorated.

· Non-Investment-Grade Securities Risk—Issuers of non-investment-grade securities, which are usually called “high-yield” or “junk bonds,” are typically in weaker financial health and such securities can be harder to value and sell and their prices can be more volatile. While these securities generally have higher rates of interest, they also involve greater risk of default than do securities of a higher-quality rating.

· Illiquid Investments Risk—The risk that illiquid investments may be difficult to sell for their fair market value.

· Derivatives Risk—The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. The Fund may use futures and options, and the Fund may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk. When investing in derivatives, the Fund may lose more than the principal amount invested.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

PAST PERFORMANCE

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year class for the last ten years. Because the expenses vary across share classes, the performance of the Institutional Class will vary from the other share classes. Below the bar chart are the best and worst returns of the Institutional Class for a calendar quarter during the preceding ten-year period. The performance table following the bar chart shows the Fund’s average annual total returns for the Institutional Class, Retirement Class, Premier Class and Retail Class over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of the Fund’s benchmark index. After-tax performance is shown only for Institutional Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Institutional Class shares.

The returns shown below reﬂect previous agreements by the Fund’s investment adviser to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark index listed below is unmanaged, and you cannot invest directly in the index. The returns for the index reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)†

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2011, was 2.60%.

Best quarter: 5.02%, for the quarter ended September 30, 2001. Worst quarter: -2.31%, for the quarter ended June 30, 2004.

AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
Average Annual Total Returns TIAA-CREF Bond Fund	1 Year	5 Years		10 Years		Inception Date
Institutional Class	6.96%	5.34%		5.63%		Jul 1, 1999
Institutional Class After Taxes on Distributions	5.42%	3.69%		3.68%
Institutional Class After Taxes on Distributions and Sales	4.56%	3.59%		3.65%
Retail Class	6.69%	5.18%	[1]	5.55%	[1]	Mar 31, 2006
Retirement Class	6.63%	5.07%	[1]	5.49%	[1]	Mar 31, 2006
Premier Class	6.90%	5.31%	[1]	5.62%	[1]	Sep 30, 2009
Barclays Capital U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	6.54%	5.80%		5.84%
[1]	The performance shown for the Retail, Retirement and Premier Classes that is prior to their inception dates is based on performance of the Fund's Institutional Class. The performance for these periods has not been restated to reflect higher expenses of the Retail, Retirement and Premier Classes. If those expenses had been reflected, the performance would have been lower.

Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

TIAA-CREF Bond Plus Fund
RISK/RETURN
INVESTMENT OBJECTIVE
The Fund seeks a favorable long-term total return, primarily through high current income consistent with preserving capital.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Shareholder Fees TIAA-CREF Bond Plus Fund (USD $)	Retail Class	Retirement Class	Premier Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	none	none	none	none
Maximum Deferred Sales Charge	none	none	none	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	none	none	none	none
Redemption or Exchange Fee	none	none	none	none
Account Maintenance Fee (annual fee on accounts under $2,000)	15	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses TIAA-CREF Bond Plus Fund		Retail Class	Retirement Class	Premier Class	Institutional Class
Management Fees		0.30%	0.30%	0.30%	0.30%
Distribution (Rule 12b-1) Fees	[1]	0.12%		0.15%
Other Expenses		0.17%	0.32%	0.07%	0.07%
Total Annual Fund Operating Expenses		0.59%	0.62%	0.52%	0.37%
Waivers and Expense Reimbursements	[2]		0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.59%	0.60%	0.50%	0.35%
[1]	The Retail Class of the Fund has adopted a Distribution (12b-1) Plan that reimburses the Fund's distributor, Teachers Personal Investors Services, Inc. ("TPIS"), for its expenses in providing distribution, promotional and shareholder services to Retail Class shares at the annual rate of up to 0.25% of average daily net assets attributable to Retail Class shares.
[2]	Under the Fund's expense reimbursement arrangements, the Fund's investment adviser, Teachers Advisors, Inc. ("Advisors"), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.70% of average daily net assets for Retail Class shares; (ii) 0.60% of average daily net assets for Retirement Class shares; (iii) 0.50% of average daily net assets for Premier Class shares; and (iv) 0.35% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2012, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example TIAA-CREF Bond Plus Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Retail Class	60	189	329	738
Retirement Class	61	197	344	772
Premier Class	51	165	289	651
Institutional Class	36	117	206	466

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended September 30, 2010, the Fund’s portfolio turnover rate was 158% of the average value of its portfolio. During the six-month fiscal period ended March 31, 2011, the Fund’s portfolio turnover rate was 99% (not annualized) of the average value its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its assets in bonds. For these purposes, bonds include fixed-income securities of all types. The Fund’s portfolio is divided into two segments. The first segment, which makes up at least 70% of the Fund’s assets, is invested primarily in a broad range of investment-grade bonds and fixed-income securities, including, but not limited to, corporate bonds, U.S. Treasury and agency securities and mortgage-backed and asset-backed securities. The securities within the Fund’s first segment are mainly high-quality instruments rated in the top four credit categories by Moody’s or S&P, or deemed to be of the same quality by Advisors using its own credit analysis. The second segment, which will not exceed 30% of the Fund’s assets, is invested in fixed-income securities and bonds with special features in an effort to improve the Fund’s total return. Potential investments in this segment include, but are not limited to, non-investment-grade securities (those rated Ba1 or lower by Moody’s or BB+ or lower by S&P), emerging market fixed-income securities and convertible and preferred securities. For purposes of the 80% investment policy, the term “assets” means net assets, plus the amount of any borrowings for investment purposes.

Although the Fund may invest in fixed-income securities of any maturity, the duration of the Fund’s portfolio typically ranges within 15% of the duration of its benchmark index, the Barclays Capital U.S. Aggregate Bond Index. As of March 31, 2011, the duration of the index was 5.01 years.

The Fund’s investments in mortgage-backed securities can include pass-through securities sold by private, governmental and government-related organizations and collateralized mortgage obligations (“CMOs”). Mortgage pass-through securities are created when mortgages are pooled together and interests in the pool are sold to investors. The cash flow from the underlying mortgages is “passed through” to investors in periodic principal and interest payments. CMOs are obligations that are fully collateralized directly or indirectly by a pool of mortgages from which payments of principal and interest are dedicated to the payment of principal and interest on the CMO.

The Fund may use an investment strategy called “mortgage rolls” (also referred to as “dollar rolls”), in which the Fund sells securities for delivery in the current month and simultaneously contracts with a counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund would benefit to the extent of any price received for the securities sold and the lower forward price for the future purchase (often referred to as the “drop”) plus the interest earned on the short-term investment awaiting the settlement date of the forward purchase. If such benefits exceed the income and gain or loss due to mortgage repayments that would have been realized on the securities sold as part of the mortgage roll, the use of this technique will enhance the investment performance of the Fund compared with what such performance would have been without the use of mortgage rolls. Realizing benefits from the use of mortgage rolls depends upon the ability of Advisors to predict correctly mortgage prepayments and interest rates.

The Fund may also engage in relative value trading, a strategy in which the Fund reallocates assets across different sectors and maturities. Relative value trading is designed to enhance the Fund’s returns but increases the Fund’s portfolio turnover rate. The Fund may purchase and sell futures, options, swaps and other fixed-income derivative securities and financial instruments to carry out the Fund’s investment strategies.

The Fund can also invest in foreign securities, including emerging market fixed-income securities and non-dollar-denominated instruments, but Advisors does not expect them to exceed 20% of the Fund’s assets. No more than 15% of the Fund’s assets can be invested in illiquid securities.

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

· Interest Rate Risk (a type of Market Risk)—The risk that increases in interest rates can cause the prices of fixed-income investments to decline. This risk is heightened to the extent the Fund invests in longer duration fixed-income investments.

· Prepayment Risk—The risk that during periods of falling interest rates, borrowers may pay off their mortgage loans sooner than expected, forcing the Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

· Extension Risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing the Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

· Issuer Risk (often called Financial Risk)—The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of its financial instruments over short or extended periods of time.

· Income Volatility Risk—The risk that the level of current income from a portfolio of fixed-income investments declines in certain interest rate environments.

· Credit Risk (a type of Issuer Risk)—The risk that the issuer of bonds may not be able or willing to meet interest or principal payments when the bonds become due.

· Call Risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in the Fund’s income.

· Fixed-Income Foreign Investment Risk—Investment in fixed-income securities or financial instruments of foreign issuers involves increased risks due to adverse issuer, political, regulatory, currency, market or economic developments. These developments may impact the ability of a foreign debt issuer to make timely and ultimate payments on its debt obligations to the Fund or impair the Fund’s ability to enforce its rights against the foreign debt issuer. These risks are heightened in emerging or developing markets. Foreign investments may also be less liquid and more difficult to value than investments in U.S. issuers.

· Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—The risk that volatile or dramatic reductions in trading activity make it difficult for the Fund to properly value its investments and that the Fund may not be able to purchase or sell an investment at an attractive price, if at all.

· Mortgage Roll Risk—The risk that Advisors will not correctly predict mortgage prepayments and interest rates, which will diminish the Fund’s performance.

· Downgrade Risk—The risk that securities are subsequently downgraded should Advisors and/or rating agencies believe the issuer’s business outlook or creditworthiness has deteriorated.

· Non-Investment-Grade Securities Risk—Issuers of non-investment-grade securities, which are usually called “high-yield” or “junk bonds,” are typically in weaker financial health and such securities can be harder to value and sell and their prices can be more volatile. While these securities generally have higher rates of interest, they also involve greater risk of default than do securities of a higher-quality rating.

· Illiquid Investments Risk—The risk that illiquid investments may be difficult to sell for their fair market value.

· Derivatives Risk—The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. The Fund may use futures and options, and the Fund may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk. When investing in derivatives, the Fund may lose more than the principal amount invested.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

PAST PERFORMANCE

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Institutional Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Institutional Class. The performance table following the bar chart shows the Fund’s average annual total returns for the Institutional Class, Retirement Class, Premier Class and Retail Class over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of the Fund’s benchmark index. After-tax performance is shown only for Institutional Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Institutional Class shares.

The returns shown below reﬂect previous agreements by the Fund’s investment adviser to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark index listed below is unmanaged, and you cannot invest directly in the index. The returns for the index reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)†

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2011, was 3.08%.

Best quarter: 5.36%, for the quarter ended September 30, 2009. Worst quarter: -2.30%, for the quarter ended September 30, 2008.

AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
Average Annual Total Returns TIAA-CREF Bond Plus Fund	1 Year	Since Inception		Inception Date
Institutional Class	8.47%	5.41%		Mar 31, 2006
Institutional Class After Taxes on Distributions	6.85%	3.61%
Institutional Class After Taxes on Distributions and Sales	5.48%	3.55%
Retail Class	8.23%	5.28%		Mar 31, 2006
Retirement Class	8.09%	5.16%		Mar 31, 2006
Premier Class	8.31%	5.37%	[1]	Sep 30, 2009
Barclays Capital U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	6.54%	6.25%	[2]
[1]	The performance shown for the Premier Class that is prior to its inception date is based on performance of the Fund's Institutional Class. The performance for these periods has not been restated to reflect higher expenses of the Premier Class. If those expenses had been reflected, the performance would have been lower.
[2]	The performance above is calculated from the Institutional Class inception date.

Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

For the Fund’s most current 30-day yield, please call the Fund at 800 842-2252.

TIAA-CREF Short-Term Bond Fund
RISK/RETURN
INVESTMENT OBJECTIVE
The Fund seeks high current income consistent with preservation of capital.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Shareholder Fees TIAA-CREF Short-Term Bond Fund (USD $)	Retail Class	Retirement Class	Premier Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	none	none	none	none
Maximum Deferred Sales Charge	none	none	none	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	none	none	none	none
Redemption or Exchange Fee	none	none	none	none
Account Maintenance Fee (annual fee on accounts under $2,000)	15	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses TIAA-CREF Short-Term Bond Fund		Retail Class	Retirement Class	Premier Class	Institutional Class
Management Fees		0.25%	0.25%	0.25%	0.25%
Distribution (Rule 12b-1) Fees	[1]	0.12%		0.15%
Other Expenses		0.15%	0.32%	0.07%	0.07%
Total Annual Fund Operating Expenses		0.52%	0.57%	0.47%	0.32%
Waivers and Expense Reimbursements	[2]		0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.52%	0.55%	0.45%	0.30%
[1]	The Retail Class of the Fund has adopted a Distribution (12b-1) Plan that reimburses the Fund's distributor, Teachers Personal Investors Services, Inc. ("TPIS"), for its expenses in providing distribution, promotional and shareholder services to Retail Class shares at the annual rate of up to 0.25% of average daily net assets attributable to Retail Class shares.
[2]	Under the Fund's expense reimbursement arrangements, the Fund's investment adviser, Teachers Advisors, Inc. ("Advisors"), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.65% of average daily net assets for Retail Class shares; (ii) 0.55% of average daily net assets for Retirement Class shares; (iii) 0.45% of average daily net assets for Premier Class shares; and (iv) 0.30% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2012, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example TIAA-CREF Short-Term Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Retail Class	53	167	291	653
Retirement Class	56	181	316	712
Premier Class	46	149	261	590
Institutional Class	31	101	178	404

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended September 30, 2010, the Fund’s portfolio turnover rate was 95% of the average value of its portfolio. During the six-month fiscal period ended March 31, 2011, the Fund’s portfolio turnover rate was 93% (not annualized) of the average value its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its assets in U.S. Treasury and agency securities and investment-grade fixed-income investments with an average maturity or average lives of less than 5 years. The Fund may overweight or underweight individual securities or sectors as compared to their weight in the index when Advisors finds undervalued or overlooked issues that it believes offer the potential for superior returns. For purposes of the 80% investment policy, the term “assets” means net assets, plus the amount of any borrowings for investment purposes.

Although the Fund may invest in fixed-income securities of any maturity, the duration of the Fund’s portfolio typically ranges within 15% of the duration of its benchmark index, the Barclays Capital 1-5 Year U.S. Government Credit Index. As of March 31, 2011, the duration of the index was 2.55 years. The Fund also has a policy of maintaining a dollar weighted average maturity of portfolio holdings of no more than three years.

The Fund may purchase and sell futures, options, swaps and other fixed-income derivative instruments to carry out the Fund’s investment strategies.

The Fund may invest in foreign securities, including emerging markets fixed-income securities and non-dollar denominated instruments. Under most circumstances, the Fund’s investments in fixed-income securities of foreign issuers constitute less than 20% of the Fund’s assets.

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

· Interest Rate Risk (a type of Market Risk)—The risk that increases in interest rates can cause the prices of fixed-income investments to decline. This risk is heightened to the extent the Fund invests in longer duration fixed-income investments.

· Credit Risk (a type of Issuer Risk)—The risk that the issuer of bonds may not be able or willing to meet interest or principal payments when the bonds become due.

· Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—The risk that volatile or dramatic reductions in trading activity make it difficult for the Fund to properly value its investments and that the Fund may not be able to purchase or sell an investment at an attractive price, if at all.

· Fixed-Income Foreign Investment Risk—Investment in fixed-income securities or financial instruments of foreign issuers involves increased risks due to adverse issuer, political, regulatory, currency, market or economic developments. These developments may impact the ability of a foreign debt issuer to make timely and ultimate payments on its debt obligations to the Fund or impair the Fund’s ability to enforce its rights against the foreign debt issuer. These risks are heightened in emerging or developing markets. Foreign investments may also be less liquid and more difficult to value than investments in U.S. issuers.

· Issuer Risk (often called Financial Risk)—The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of its financial instruments over short or extended periods of time.

· Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Call Risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in the Fund’s income.

· Extension Risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing the Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

· Prepayment Risk—The risk that during periods of falling interest rates, borrowers may pay off their mortgage loans sooner than expected, forcing the Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

· Derivatives Risk—The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. The Fund may use futures and options, and the Fund may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk. When investing in derivatives, the Fund may lose more than the principal amount invested.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

PAST PERFORMANCE

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Institutional Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Institutional Class. The performance table following the bar chart shows the Fund’s average annual total returns for the Institutional Class, Retirement Class, Premier Class and Retail Class over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of the Fund’s benchmark index. After-tax performance is shown only for Institutional Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Institutional Class shares.

The returns shown below reﬂect previous agreements by the Fund’s investment adviser to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark index listed below is unmanaged, and you cannot invest directly in the index. The returns for the index reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)†

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2011, was 1.74%.

Best quarter: 3.13%, for the quarter ended September 30, 2009. Worst quarter: -0.70%, for the quarter ended September 30, 2008.

AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
Average Annual Total Returns TIAA-CREF Short-Term Bond Fund	1 Year	Since Inception		Inception Date
Institutional Class	4.78%	4.68%		Mar 31, 2006
Institutional Class After Taxes on Distributions	3.86%	3.26%
Institutional Class After Taxes on Distributions and Sales	3.10%	3.16%
Retail Class	4.56%	4.57%		Mar 31, 2006
Retirement Class	4.51%	4.44%		Mar 31, 2006
Premier Class	4.62%	4.66%	[1]	Sep 30, 2009
Barclays Capital U.S. 1-5 Year Government/Credit Bond Index (reflects no deductions for fees, expenses or taxes)	4.08%	5.29%	[2]
[1]	The performance shown for the Premier Class that is prior to its inception date is based on performance of the Fund's Institutional Class. The performance for these periods has not been restated to reflect higher expenses of the Premier Class. If those expenses had been reflected, the performance would have been lower.
[2]	The performance above is calculated from the Institutional Class inception date.

Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

For the Fund’s most current 30-day yield, please call the Fund at 800 842-2252.

TIAA-CREF High-Yield Fund
RISK/RETURN
INVESTMENT OBJECTIVE
The Fund seeks high current income and, when consistent with its primary objective, capital appreciation.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Shareholder Fees TIAA-CREF High-Yield Fund (USD $)	Retail Class	Retirement Class	Premier Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	none	none	none	none
Maximum Deferred Sales Charge	none	none	none	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	none	none	none	none
Redemption or Exchange Fee (on shares held less than 60 days)	2.00%	2.00%	2.00%	2.00%
Account Maintenance Fee (annual fee on accounts under $2,000)	15	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses TIAA-CREF High-Yield Fund		Retail Class	Retirement Class	Premier Class	Institutional Class
Management Fees		0.35%	0.35%	0.35%	0.35%
Distribution (Rule 12b-1) Fees	[1]	0.12%		0.15%
Other Expenses		0.12%	0.30%	0.05%	0.05%
Total Annual Fund Operating Expenses		0.59%	0.65%	0.55%	0.40%
Waivers and Expense Reimbursements	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.59%	0.65%	0.55%	0.40%
[1]	The Retail Class of the Fund has adopted a Distribution (12b-1) Plan that reimburses the Fund's distributor, Teachers Personal Investors Services, Inc. ("TPIS"), for its expenses in providing distribution, promotional and shareholder services to Retail Class shares at the annual rate of up to 0.25% of average daily net assets attributable to Retail Class shares.
[2]	Under the Fund's expense reimbursement arrangements, the Fund's investment adviser, Teachers Advisors, Inc. ("Advisors"), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.75% of average daily net assets for Retail Class shares; (ii) 0.65% of average daily net assets for Retirement Class shares; (iii) 0.55% of average daily net assets for Premier Class shares; and (iv) 0.40% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2012, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example TIAA-CREF High-Yield Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Retail Class	60	189	329	738
Retirement Class	66	208	362	810
Premier Class	56	176	307	689
Institutional Class	41	128	224	505

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended September 30, 2010, the Fund’s portfolio turnover rate was 109% of the average value of its portfolio. During the six-month fiscal period ended March 31, 2011, the Fund’s portfolio turnover rate was 43% (not annualized) of the average value its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in lower-rated, higher-yielding fixed-income securities, such as domestic and foreign corporate bonds, debentures, loan participations and assignments and notes, as well as convertible securities and preferred stocks. Under normal circumstances, the Fund invests at least 80% of its assets in debt and other fixed-income securities rated lower than investment-grade (and their unrated equivalents) or other high-yielding debt securities. (These are often called “junk” bonds.) Most of these will be securities rated in the BB or B categories by S&P, or the Ba or B categories by Moody’s. For purposes of the 80% investment policy, the term “assets” means net assets, plus the amount of any borrowings for investment purposes.

The Fund may invest up to 20% of its assets in the following types of instruments: payment-in-kind or deferred-interest obligations, defaulted securities, asset-backed securities, securities rated lower than B- or its equivalent by at least two rating agencies and securities having limited liquidity.

The Fund can make foreign investments, including investments in emerging market countries, but the Fund does not expect them to be over 20% of its assets. The Fund can have up to 15% of its assets in illiquid securities. The Fund can also invest in U.S. Treasury and agency securities or other short-term instruments when other suitable investment opportunities are not available, or when Advisors would like to build the Fund’s liquidity.

Over long periods of time, a broadly diversified portfolio of lower-rated, higher-yielding securities is designed to, net of capital losses, provide a higher net return than a similarly diversified portfolio of higher-rated, lower-yielding securities of similar duration. Advisors attempts to minimize the risks of investing in lower-rated securities by:

• Doing its own credit analysis (independent of the rating agencies). The Fund will buy securities of issuers with a balance of operational and financial risks that Advisors believes make it likely that such issuers will be able to meet their financial obligations;

• Constructing a portfolio of securities diversified by industry, maturity, duration and credit quality; and

• Buying or selling particular securities to take advantage of anticipated changes and trends in the economy and financial markets.

Advisors’ judgment of the value of any particular security is a function of its experience with lower-rated securities, evaluation of general economic and securities market conditions and the financial condition of the security’s issuer.

Under some market conditions, the Fund may sacrifice potential yield in order to adopt a defensive posture designed to preserve capital.

The Fund may purchase and sell futures, options, swaps and other fixed-income derivative securities and financial instruments to carry out the Fund’s investments strategies.

The benchmark index for the Fund is the BofA Merrill Lynch BB-B U.S. Cash Pay High Yield Constrained Index.

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

· Non-Investment-Grade Securities Risk—Issuers of non-investment-grade securities, which are usually called “high-yield” or “junk bonds,” are typically in weaker financial health and such securities can be harder to value and sell and their prices can be more volatile. While these securities generally have higher rates of interest, they also involve greater risk of default than do securities of a higher-quality rating.

· Interest Rate Risk (a type of Market Risk)—The risk that increases in interest rates can cause the prices of fixed-income investments to decline. This risk is heightened to the extent the Fund invests in longer duration fixed-income investments.

· Issuer Risk (often called Financial Risk)—The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of its financial instruments over short or extended periods of time.

· Call Risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in the Fund’s income.

· Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—The risk that volatile or dramatic reductions in trading activity make it difficult for the Fund to properly value its investments and that the Fund may not be able to purchase or sell an investment at an attractive price, if at all.

· Fixed-Income Foreign Investment Risk—Investment in fixed-income securities or financial instruments of foreign issuers involves increased risks due to adverse issuer, political, regulatory, currency, market or economic developments. These developments may impact the ability of a foreign debt issuer to make timely and ultimate payments on its debt obligations to the Fund or impair the Fund’s ability to enforce its rights against the foreign debt issuer. These risks are heightened in emerging or developing markets. Foreign investments may also be less liquid and more difficult to value than investments in U.S. issuers.

· Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Credit Risk (a type of Issuer Risk)—The risk that the issuer of bonds may not be able or willing to meet interest or principal payments when the bonds become due.

· Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their financial markets may be very small, share prices of financial instruments in emerging market countries may be volatile and difficult to determine. Financial instruments of issuers in these countries may be less liquid than those of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

· Derivatives Risk—The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. The Fund may use futures and options, and the Fund may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk. When investing in derivatives, the Fund may lose more than the principal amount invested.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

PAST PERFORMANCE

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Institutional Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Institutional Class. The performance table following the bar chart shows the Fund’s average annual total returns for the Institutional Class, Retirement Class, Premier Class and Retail Class over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of the Fund’s benchmark index. After-tax performance is shown only for Institutional Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Institutional Class shares.

The returns shown below reﬂect previous agreements by the Fund’s investment adviser to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark index listed below is unmanaged, and you cannot invest directly in the index. The returns for the index reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)†

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2011, was 4.66%.

Best quarter: 17.76%, for the quarter ended June 30, 2009. Worst quarter: -12.70%, for the quarter ended December 31, 2008.

AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
Average Annual Total Returns TIAA-CREF High-Yield Fund	1 Year	Since Inception		Inception Date
Institutional Class	14.61%	8.00%		Mar 31, 2006
Institutional Class After Taxes on Distributions	11.63%	5.00%
Institutional Class After Taxes on Distributions and Sales	9.37%	4.99%
Retail Class	14.36%	7.90%		Mar 31, 2006
Retirement Class	14.33%	7.72%		Mar 31, 2006
Premier Class	14.44%	7.96%	[1]	Sep 30, 2009
BofA Merrill Lynch BB-B U.S. Cash Pay High Yield Constrained Index (reflects no deductions for fees, expenses or taxes)	14.25%	7.54%	[2]
[1]	The performance shown for the Premier Class that is prior to its inception date is based on performance of the Fund's Institutional Class. The performance for these periods has not been restated to reflect higher expenses of the Premier Class. If those expenses had been reflected, the performance would have been lower.
[2]	The performance above is calculated from the Institutional Class inception date.

Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

For the Fund’s most current 30-day yield, please call the Fund at 800 842-2252.

TIAA-CREF Tax-Exempt Bond Fund
RISK/RETURN
INVESTMENT OBJECTIVE
The Fund seeks a high level of current income that is exempt from regular federal income tax, consistent with preservation of capital.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Shareholder Fees TIAA-CREF Tax-Exempt Bond Fund (USD $)	Retail Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	none	none
Maximum Deferred Sales Charge	none	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	none	none
Redemption or Exchange Fee	none	none
Account Maintenance Fee (annual fee on accounts under $2,000)	15	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses TIAA-CREF Tax-Exempt Bond Fund		Retail Class	Institutional Class
Management Fees		0.30%	0.30%
Distribution (Rule 12b-1) Fees	[1]	0.12%
Other Expenses		0.13%	0.10%
Total Annual Fund Operating Expenses		0.55%	0.40%
Waivers and Expense Reimbursements	[2]		0.05%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.55%	0.35%
[1]	The Retail Class of the Fund has adopted a Distribution (12b-1) Plan that reimburses the Fund's distributor, Teachers Personal Investors Services, Inc. ("TPIS"), for its expenses in providing distribution, promotional and shareholder services to Retail Class shares at the annual rate of up to 0.25% of average daily net assets attributable to Retail Class shares.
[2]	Under the Fund's expense reimbursement arrangements, the Fund's investment adviser, Teachers Advisors, Inc. ("Advisors"), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.70% of average daily net assets for Retail Class shares; and (ii) 0.35% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2012, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example TIAA-CREF Tax-Exempt Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Retail Class	56	176	307	689
Institutional Class	36	123	219	500

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended September 30, 2010, the Fund’s portfolio turnover rate was 29% of the average value of its portfolio. During the six-month fiscal period ended March 31, 2011, the Fund’s portfolio turnover rate was 11% (not annualized) of the average value its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its assets in tax-exempt bonds, a type of municipal security, the interest on which, in the opinion of the issuer’s bond counsel at the time of issuance, is exempt from federal income tax, including federal alternative minimum tax (“AMT”). The Fund may also invest in other municipal securities including bonds, notes, commercial paper and other instruments (including participation interests in such securities) issued by or on behalf of the states, territories and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies and instrumentalities, the interest on which, in the opinion of bond counsel for the issuers at the time of issuance, is exempt from regular federal income tax (i.e., excludable from gross income for individuals for federal income tax purposes but not necessarily exempt from AMT). Some of these securities may also be exempt from certain state and local income taxes. For purposes of the 80% investment policy, the term “assets” means net assets, plus the amount of any borrowings for investment purposes.

Municipal securities are often issued to raise funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, housing, hospitals, mass transportation facilities, schools, streets and public utilities such as water and sewer works.

The Fund may invest up to 20% of its assets in private activity bonds. Private activity bonds are tax-exempt bonds whose proceeds are used to finance private, for-profit organizations. The interest on these securities (including the Fund’s distribution of that interest) may be a preference item for purposes of the AMT. The AMT is a special tax system that ensures that individuals and certain corporations pay at least some federal taxes. Income from securities that are a preference item is included in the computation of the AMT.

The Fund can also invest in other municipal securities, including certificates of participation, municipal leases, municipal obligation components and municipal custody receipts. In addition, the Fund can invest in municipal bonds secured by mortgages on single-family homes and multi-family projects. The Fund’s investments in these securities are subject to prepayment and extension risk. All of the Fund’s assets are dollar-denominated securities.

The Fund may invest up to 20% of its assets in securities rated below investment-grade, or unrated securities of comparable quality, which are usually called “junk” bonds.

The Fund pursues superior returns using historical yield spread and credit analysis to identify and invest in undervalued market sectors and individual securities. The Fund usually sells investments that Advisors believes to be overvalued on a relative basis. Although the Fund may invest in fixed-income securities of any maturity, the duration of the Fund’s portfolio typically ranges within 15% of the duration of its benchmark index, the Barclays Capital 10-Year Municipal Bond Index. As of March 31, 2011, the duration of the index was 7.46 years.

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

· Interest Rate Risk (a type of Market Risk)—The risk that increases in interest rates can cause the prices of fixed-income investments to decline. This risk is heightened to the extent the Fund invests in longer duration fixed-income investments.

· Credit Risk (a type of Issuer Risk)—The risk that the issuer of bonds may not be able or willing to meet interest or principal payments when the bonds become due.

· State and Municipal Investment Risk—Because the Fund invests significantly in tax-exempt bonds and other municipal securities, events affecting states and municipalities may adversely affect the Fund’s investments and its performance. These events may include severe financial difficulties and continued budget deficits, economic or political policy changes, tax base erosion, state constitutional limits on tax increases, and changes in the credit ratings assigned to state and municipal issuers of debt instruments.

· Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—The risk that volatile or dramatic reductions in trading activity make it difficult for the Fund to properly value its investments and that the Fund may not be able to purchase or sell an investment at an attractive price, if at all.

· Illiquid Investments Risk—The risk that illiquid investments may be difficult to sell for their fair market value.

· Issuer Risk (often called Financial Risk)—The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of its financial instruments over short or extended periods of time.

· Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Call Risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in the Fund’s income.

· Non-Investment-Grade Securities Risk—Issuers of non-investment-grade securities, which are usually called “high-yield” or “junk bonds,” are typically in weaker financial health and such securities can be harder to value and sell and their prices can be more volatile. While these securities generally have higher rates of interest, they also involve greater risk of default than do securities of a higher-quality rating.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

PAST PERFORMANCE

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Institutional Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Institutional Class. The performance table following the bar chart shows the Fund’s average annual total returns for the Institutional Class and Retail Class over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of the Fund’s benchmark index. After-tax performance is shown only for Institutional Class shares, and after-tax returns for the Retail Class of shares will vary from the after-tax returns presented for Institutional Class shares.

The returns shown below reﬂect previous agreements by the Fund’s investment adviser to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark index listed below is unmanaged, and you cannot invest directly in the index. The returns for the index reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)†

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2011, was 4.90%.

Best quarter: 6.48%, for the quarter ended September 30, 2009. Worst quarter: -4.78%, for the quarter ended December 31, 2010.

AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
Average Annual Total Returns TIAA-CREF Tax-Exempt Bond Fund	1 Year	Since Inception		Inception Date
Institutional Class	2.30%	4.22%		Mar 31, 2006
Institutional Class After Taxes on Distributions	2.11%	4.16%
Institutional Class After Taxes on Distributions and Sales	3.01%	4.15%
Retail Class	2.14%	4.12%		Mar 31, 2006
Barclays Capital 10-Year Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	4.05%	5.13%	[1]
[1]	The performance above is calculated from the Institutional Class inception date.

Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

For the Fund’s most current 30-day yield, please call the Fund at 800 842-2252.

TIAA-CREF Inflation-Linked Bond Fund
RISK/RETURN
INVESTMENT OBJECTIVE
The Fund seeks a long-term rate of return that outpaces inflation, primarily through investment in inflation-linked bonds.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Shareholder Fees TIAA-CREF Inflation-Linked Bond Fund (USD $)	Retail Class	Retirement Class	Premier Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	none	none	none	none
Maximum Deferred Sales Charge	none	none	none	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	none	none	none	none
Redemption or Exchange Fee	none	none	none	none
Account Maintenance Fee (annual fee on accounts under $2,000)	15	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses TIAA-CREF Inflation-Linked Bond Fund		Retail Class	Retirement Class	Premier Class	Institutional Class
Management Fees		0.25%	0.25%	0.25%	0.25%
Distribution (Rule 12b-1) Fees	[1]	0.12%		0.15%
Other Expenses		0.10%	0.29%	0.04%	0.04%
Total Annual Fund Operating Expenses		0.47%	0.54%	0.44%	0.29%
Waivers and Expense Reimbursements	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.47%	0.54%	0.44%	0.29%
[1]	The Retail Class of the Fund has adopted a Distribution (12b-1) Plan that reimburses the Fund's distributor, Teachers Personal Investors Services, Inc. ("TPIS"), for its expenses in providing distribution, promotional and shareholder services to Retail Class shares at the annual rate of up to 0.25% of average daily net assets attributable to Retail Class shares.
[2]	Under the Fund's expense reimbursement arrangements, the Fund's investment adviser, Teachers Advisors, Inc. ("Advisors"), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.70% of average daily net assets for Retail Class shares; (ii) 0.60% of average daily net assets for Retirement Class shares; (iii) 0.50% of average daily net assets for Premier Class shares; and (iv) 0.35% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2012, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example TIAA-CREF Inflation-Linked Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Retail Class	48	151	263	591
Retirement Class	55	173	302	677
Premier Class	45	141	246	555
Institutional Class	30	93	163	368

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended September 30, 2010, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio. During the six-month fiscal period ended March 31, 2011, the Fund’s portfolio turnover rate was 7% (not annualized) of the average value its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its assets in fixed-income securities whose principal value increases or decreases based on changes in the Consumer Price Index for All Urban Consumers (“CPI-U”), over the life of the security. Typically, the Fund will invest in U.S. Treasury Inflation-Indexed Securities (“TIIS”). The Fund can also invest in (1) other inflation-indexed bonds issued or guaranteed by the U.S. Government or its agencies, by corporations and other U.S. domiciled issuers, as well as foreign governments, and (2) money market instruments or other short-term securities. For purposes of the 80% investment policy, the term “assets” means net assets, plus the amount of any borrowings for investment purposes.

Like conventional bonds, inflation-indexed bonds generally pay interest at fixed intervals and return the principal at maturity. Unlike conventional bonds, an inflation-indexed bond’s principal or interest is adjusted periodically to reflect changes in a specified inflation index. Inflation-indexed bonds are designed to preserve purchasing power over the life of the bond while paying a “real” rate of interest (i.e., a return over and above the inflation rate). These bonds are generally issued at a fixed interest rate that is lower than that of conventional bonds of comparable maturity and quality, but they generally retain their value against inflation over time.

The principal amount of a TIIS bond is adjusted periodically for inflation using the CPI-U. Interest is paid twice a year. The interest rate is fixed, but the amount of each interest payment varies as the principal is adjusted for inflation. The principal amount of a TIIS instrument may diminish in times of deflation. However, the U.S. Treasury guarantees that the final principal payment at maturity is at least the original principal amount of the bond. The interest and principal components of the bonds may be “stripped” or sold separately. The Fund can buy or sell either component.

The Fund may also invest in inflation-indexed bonds issued or guaranteed by foreign governments and their agencies, as well as other foreign issuers. These investments are usually designed to track the inflation rate in the issuing country. Under most circumstances, the Fund’s investments in inflation-linked bonds of foreign issuers is generally less than 25% of its assets.

The Fund is managed to maintain a duration that is similar to its benchmark index, the Barclays Capital U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L). Typically, the Fund invests in corporate and foreign inflation-indexed bonds that are similar in duration and maturity as those of U.S. Government inflation-indexed bonds.

The Fund may purchase and sell futures, options, swaps and other fixed-income derivative instruments to carry out the Fund’s investment strategies. The Fund also may invest in any fixed-income securities provided that no more than 5% of its assets are invested in fixed-income securities rated below investment-grade.

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

· Interest Rate Risk (a type of Market Risk)—The risk that increases in interest rates can cause the prices of fixed-income investments to decline. This risk is heightened to the extent the Fund invests in longer duration fixed-income investments.

· Credit Risk (a type of Issuer Risk)—The risk that the issuer of bonds may not be able or willing to meet interest or principal payments when the bonds become due.

· Fixed-Income Foreign Investment Risk—Investment in fixed-income securities or financial instruments of foreign issuers involves increased risks due to adverse issuer, political, regulatory, currency, market or economic developments. These developments may impact the ability of a foreign debt issuer to make timely and ultimate payments on its debt obligations to the Fund or impair the Fund’s ability to enforce its rights against the foreign debt issuer. These risks are heightened in emerging or developing markets. Foreign investments may also be less liquid and more difficult to value than investments in U.S. issuers.

· Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Special Risks for Inflation-Indexed Bonds—The risk that interest payments on, or market values of, inflation-indexed investments decline because of a decline in inflation (or deflation) or changes in investors’ and/or the market’s inflation expectations. In addition, inflation indices may not reflect the true rate of inflation.

· Derivatives Risk—The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. The Fund may use futures and options, and the Fund may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk. When investing in derivatives, the Fund may lose more than the principal amount invested.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

PAST PERFORMANCE

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Institutional Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Institutional Class. The performance table following the bar chart shows the Fund’s average annual total returns for the Institutional Class, Retirement Class, Premier Class and Retail Class over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of the Fund’s benchmark index. After-tax performance is shown only for Institutional Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Institutional Class shares.

The returns shown below reﬂect previous agreements by the Fund’s investment adviser to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark index listed below is unmanaged, and you cannot invest directly in the index. The returns for the index reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)†

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2011, was 5.52%.

Best quarter: 5.32%, for the quarter ended March 31, 2008. Worst quarter: -3.46%, for the quarter ended September 30, 2008.

AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
Average Annual Total Returns TIAA-CREF Inflation-Linked Bond Fund	1 Year	5 Years		Since Inception		Inception Date
Institutional Class	6.11%	4.97%		5.44%		Oct 1, 2002
Institutional Class After Taxes on Distributions	5.32%	3.75%		4.00%
Institutional Class After Taxes on Distributions and Sales	3.96%	3.53%		3.84%
Retail Class	5.83%	4.82%		5.29%		Oct 1, 2002
Retirement Class	5.80%	4.77%	[1]	5.32%	[1]	Mar 31, 2006
Premier Class	5.87%	4.92%	[1]	5.41%	[1]	Sep 30, 2009
Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) (reflects no deductions for fees, expenses or taxes)	6.31%	5.33%		5.73%	[2]
[1]	The performance shown for the Retirement Class and Premier Class that is prior to their inception date is based on performance of the Fund's Institutional Class. The performance for these periods has not been restated to reflect higher expenses of the Retirement Class and Premier Class. If those expenses had been reflected, the performance would have been lower.
[2]	The performance above is calculated from the Institutional Class inception date.

Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

For the Fund’s most current 30-day yield, please call the Fund at 800 842-2252.

TIAA-CREF Bond Index Fund
RISK/RETURN
INVESTMENT OBJECTIVE

The Fund seeks a favorable long-term total return, mainly from current income, by primarily investing in a portfolio of fixed-income securities that is designed to produce a return that corresponds with the total return of the U.S. investment-grade bond market based on a broad bond index.

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Shareholder Fees TIAA-CREF Bond Index Fund (USD $)	Retail Class	Retirement Class	Premier Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	none	none	none	none
Maximum Deferred Sales Charge	none	none	none	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	none	none	none	none
Redemption or Exchange Fee	none	none	none	none
Account Maintenance Fee (annual fee on accounts under $2,000)	15	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses TIAA-CREF Bond Index Fund		Retail Class	Retirement Class	Premier Class	Institutional Class
Management Fees		0.10%	0.10%	0.10%	0.10%
Distribution (Rule 12b-1) Fees		0.25%		0.15%
Other Expenses		0.19%	0.33%	0.08%	0.07%
Total Annual Fund Operating Expenses		0.54%	0.43%	0.33%	0.17%
Waivers and Expense Reimbursements	[1]	0.06%	0.05%	0.05%	0.04%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.48%	0.38%	0.28%	0.13%
[1]	Under the Fund's expense reimbursement arrangements, the Fund's investment adviser, Teachers Advisors, Inc. ("Advisors"), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.48% of average daily net assets for Retail Class shares; (ii) 0.38% of average daily net assets for Retirement Class shares; (iii) 0.28% of average daily net assets for Premier Class shares; and (iv) 0.13% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2012, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example TIAA-CREF Bond Index Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Retail Class	49	167	296	671
Retirement Class	39	133	236	537
Premier Class	29	101	180	413
Institutional Class	13	51	92	213

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended September 30, 2010, the Fund’s portfolio turnover rate was 66% of the average value of its portfolio. During the six-month fiscal period ended March 31, 2011, the Fund’s portfolio turnover rate was 87% (not annualized) of the average value its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its assets in bonds within its benchmark and portfolio tracking index, the Barclays Capital U.S. Aggregate Bond Index (the “Index”). The Fund uses a sampling technique to create a portfolio that closely matches the overall investment characteristics of the Index (for, example, duration, sector diversification and credit quality) without investing in all of the securities in its index. At times the Fund may purchase securities not held in the Index, but which Advisors believes have similar investment characteristics to securities held in its index. Generally, the Fund intends to invest in a wide spectrum of public, investment-grade, taxable debt securities denominated in U.S. dollars including government securities, as well as mortgage-backed, commercial mortgage-backed and asset-backed securities. The Fund’s investments in mortgage-backed securities may include pass-through securities sold by private, governmental and government-related organizations and collateralized mortgage obligations, to the extent that such instruments are held by the Index. The Fund generally will invest in foreign securities denominated in U.S. dollars only to the extent they are included or eligible to be included in the Index. For purposes of the 80% investment policy, the term “assets” means net assets, plus the amount of any borrowings for investment purposes.

The securities purchased by the Fund will mainly be high-quality instruments rated in the top four credit categories by Moody’s or S&P or deemed to be of the same quality by Advisors using its own credit quality analysis. The Fund may continue to hold instruments that were rated as high-quality when purchased, but which subsequently are downgraded to below-investment-grade status or have their ratings withdrawn by one or more ratings agencies.

Because the return of the Index is not reduced by investment and other operating expenses, the Fund’s ability to match the Index is negatively affected by the costs of buying and selling securities, as well as other fees and expenses. The use of this index by the Fund is not a fundamental policy of the Fund and may be changed without shareholder approval.

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

· Income Volatility Risk—The risk that the level of current income from a portfolio of fixed-income investments declines in certain interest rate environments.

· Credit Risk (a type of Issuer Risk)—The risk that the issuer of bonds may not be able or willing to meet interest or principal payments when the bonds become due.

· Call Risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in the Fund’s income.

· Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—The risk that volatile or dramatic reductions in trading activity make it difficult for the Fund to properly value its investments and that the Fund may not be able to purchase or sell an investment at an attractive price, if at all.

· Interest Rate Risk (a type of Market Risk)—The risk that increases in interest rates can cause the prices of fixed-income investments to decline. This risk is heightened to the extent the Fund invests in longer duration fixed-income investments.

· Prepayment Risk—The risk that during periods of falling interest rates, borrowers may pay off their mortgage loans sooner than expected, forcing the Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

· Extension Risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing the Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

· Index Risk—The risk that the Fund’s performance will not correspond to its benchmark index for any period of time and may underperform such index or the overall stock market. Additionally, to the extent that the Fund’s investments vary from the composition of its benchmark index, the Fund’s performance could potentially vary from the index’s performance to a greater extent than if the Fund merely attempted to replicate the index.

· Fixed-Income Foreign Investment Risk—Investment in fixed-income securities or financial instruments of foreign issuers involves increased risks due to adverse issuer, political, regulatory, currency, market or economic developments. These developments may impact the ability of a foreign debt issuer to make timely and ultimate payments on its debt obligations to the Fund or impair the Fund’s ability to enforce its rights against the foreign debt issuer. These risks are heightened in emerging or developing markets. Foreign investments may also be less liquid and more difficult to value than investments in U.S. issuers.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

PAST PERFORMANCE

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Institutional Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Institutional Class. The performance table following the bar chart shows the Fund’s average annual total returns for the Institutional Class, Retirement Class, Premier Class and Retail Class over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of the Fund’s benchmark index. After-tax performance is shown only for Institutional Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Institutional Class shares.

The returns shown below reﬂect previous agreements by the Fund’s investment adviser to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark index listed below is unmanaged, and you cannot invest directly in the index. The returns for the index reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)†

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2011, was 2.66%.

Best quarter: 3.57%, for the quarter ended June 30, 2010. Worst quarter: -1.43%, for the quarter ended December 31, 2010.

AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
Average Annual Total Returns TIAA-CREF Bond Index Fund	1 Year	Since Inception		Inception Date
Institutional Class	6.32%	5.24%		Sep 14, 2009
Institutional Class After Taxes on Distributions	5.23%	4.15%
Institutional Class After Taxes on Distributions and Sales	4.10%	3.83%
Retail Class	6.07%	4.96%		Sep 14, 2009
Retirement Class	6.16%	5.06%		Sep 14, 2009
Premier Class	6.27%	5.09%	[1]	Sep 30, 2009
Barclays Capital U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	6.54%	5.67%	[2]
[1]	The performance shown for the Premier Class that is prior to its inception date is based on performance of the Fund's Institutional Class. The performance for these periods has not been restated to reflect higher expenses of the Premier Class. If those expenses had been reflected, the performance would have been lower.
[2]	The performance above is calculated from the Institutional Class inception date.

Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

For the Fund’s most current 30-day yield, please call the Fund at 800 842-2252.

TIAA-CREF Money Market Fund
RISK/RETURN
INVESTMENT OBJECTIVE
The Fund seeks high current income consistent with maintaining liquidity and preserving capital.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Shareholder Fees TIAA-CREF Money Market Fund (USD $)	Retail Class	Retirement Class	Premier Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	none	none	none	none
Maximum Deferred Sales Charge	none	none	none	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	none	none	none	none
Redemption or Exchange Fee	none	none	none	none
Account Maintenance Fee (annual fee on accounts under $2,000)	15	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses TIAA-CREF Money Market Fund		Retail Class	Retirement Class	Premier Class	Institutional Class
Management Fees		0.10%	0.10%	0.10%	0.10%
Distribution (Rule 12b-1) Fees	[1]	0.12%		0.15%
Other Expenses		0.17%	0.30%	0.05%	0.05%
Total Annual Fund Operating Expenses		0.39%	0.40%	0.30%	0.15%
Waivers and Expense Reimbursements	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.39%	0.40%	0.30%	0.15%
[1]	The Retail Class of the Fund has adopted a Distribution (12b-1) Plan that reimburses the Fund's distributor, Teachers Personal Investors Services, Inc. ("TPIS"), for its expenses in providing distribution, promotional and shareholder services to Retail Class shares at the annual rate of up to 0.25% of average daily net assets attributable to Retail Class shares.
[2]	Under the Fund's expense reimbursement arrangements, the Fund's investment adviser, Teachers Advisors, Inc. ("Advisors"), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.50% of average daily net assets for Retail Class shares; (ii) 0.40% of average daily net assets for Retirement Class shares; (iii) 0.30% of average daily net assets for Premier Class shares; and (iv) 0.15% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2012, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example TIAA-CREF Money Market Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Retail Class	40	125	219	493
Retirement Class	41	128	224	505
Premier Class	31	97	169	381
Institutional Class	15	48	85	192

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in high-quality, short-term money market instruments. Generally, the Fund seeks to maintain a share value of  $1.00 per share. The Fund’s investments will be made in accordance with the applicable rules governing the quality, maturity and diversification of securities and other instruments held by money market funds.

The Fund invests in debt obligations with a remaining maturity of 397 days or less, such as:

(1) Commercial paper (short-term “IOUs” issued by corporations and others) or variable-rate, floating-rate or variable-amount securities of domestic or foreign companies;

(2) Obligations of commercial banks, savings banks, savings and loan associations, and foreign banks whose latest annual financial statements show more than  $1 billion in assets. These include certificates of deposit, time deposits, bankers’ acceptances and other short-term debt;

(3) Securities issued by, or whose principal and interest are guaranteed by, the U.S. Government or one of its agencies or instrumentalities;

(4) Other debt obligations issued by domestic or foreign companies;

(5) Repurchase agreements involving securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, or involving certificates of deposit, commercial paper or bankers’ acceptances;

(6) Obligations issued or guaranteed by foreign governments or their political subdivisions, agencies or instrumentalities; and/or

(7) Obligations of international organizations (and related government agencies) designated or supported by U.S. or foreign government agencies to promote economic development or international banking.

The Fund maintains a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life to maturity of 120 days or less. The Fund limits its investments to securities that present minimal credit risk and are rated in the highest rating categories for short-term instruments. The Fund will only purchase money market instruments that at the time of purchase are “First Tier Securities,” that is, instruments rated within the highest short-term rating category by at least two nationally recognized statistical rating organizations (“NRSROs”), or rated within the highest short-term rating category by one NRSRO if it is the only NRSRO to have issued a rating for the security, or unrated securities of comparable quality or “Government Securities” as such term is defined by the applicable rules governing money market funds. The Fund can also invest up to 30% of its assets in money market and debt instruments of foreign issuers denominated in U.S. dollars.

The above list of investments is not exclusive and the Fund may make other investments consistent with its investment objective and policies.

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

· Current Income Risk—The risk that the income the Fund receives may fall as a result of a decline in interest rates. In a low interest rate environment, the Fund may not be able to achieve a positive or zero yield or maintain a stable net asset value of  $1.00 per share.

· Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—The risk that volatile or dramatic reductions in trading activity make it difficult for the Fund to properly value its investments and that the Fund may not be able to purchase or sell an investment at an attractive price, if at all.

· Issuer Risk (often called Financial Risk)—The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of its financial instruments over short or extended periods of time.

· Credit Risk (a type of Company Risk)—The risk that a decline in a company’s financial position may prevent it from making principal and interest payments on fixed-income securities when due.

· Income Volatility Risk—The risk that the level of current income from a portfolio of fixed-income investments declines in certain interest rate environments.

· Interest Rate Risk (a type of Market Risk)—The risk that increases in interest rates can cause the prices of fixed-income investments to decline. This risk is heightened to the extent the Fund invests in longer duration fixed-income investments.

· Fixed-Income Foreign Investment Risk—Investment in fixed-income securities or financial instruments of foreign issuers involves increased risks due to adverse issuer, political, regulatory, market or economic developments. These developments may impact the ability of a foreign debt issuer to make timely and ultimate payments on its debt obligations to the Fund or impair the Fund’s ability to enforce its rights against the foreign debt issuer. These risks are heightened in emerging or developing markets. Foreign investments may also be less liquid and more difficult to value than investments in U.S. issuers.

Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund. There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

PAST PERFORMANCE

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of the Institutional Class will vary from the other share classes. Below the bar chart are the best and worst returns of the Institutional Class for a calendar quarter during the preceding ten-year period. The performance table following the bar chart shows the Fund’s average annual total returns for the Institutional Class, Retirement Class, Premier Class and Retail Class over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of the Fund’s peer group average.

The returns shown below reﬂect previous agreements by the Fund’s investment adviser to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund is not necessarily an indication of how it will perform in the future. The peer group average listed below is unmanaged, and you cannot invest directly in the peer group average. The returns for the peer group average reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)†

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2011, was 0.04%.

Best quarter: 1.39%, for the quarter ended March 31, 2001. Worst quarter: 0.02%, for the quarter ended March 31, 2010.

AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
Average Annual Total Returns TIAA-CREF Money Market Fund		1 Year	5 Years		10 Years		Inception Date
Institutional Class		0.11%	2.72%		2.50%		Jul 1, 1999
Retail Class	[1]	none	2.63%	[2]	2.45%	[2]	Mar 31, 2006
Retirement Class	[1]	none	2.52%	[2]	2.40%	[2]	Mar 31, 2006
Premier Class	[1]	none	2.69%	[2]	2.49%	[2]	Sep 30, 2009
iMoneyNet Money Fund Report Averages������All Taxable (reflects no deductions for fees, expenses or taxes)		0.04%	2.27%		2.03%
[1]	Beginning August 18, 2009, part or all of the 12b-1 distribution expenses of the Retail Class of the Fund are not being reimbursed to the Fund's distributor. Advisors is also reimbursing certain other fund expenses. Also, part or all of the service fees of the Retirement Class of the Fund are being voluntarily waived. As of October 1, 2009, part or all of the 12b-1 distribution expenses of the Premier Class of the Fund are being voluntarily waived. Without these changes, the total returns and 7-day current and effective net annualized yields for these share classes would have been lower. This suspension of reimbursement and the addition of waivers are voluntary and may be discontinued at any time without notice.
[2]	The performance shown for the Retail, Premier and Retirement Classes that is prior to their inception dates is based on performance of the Fund's Institutional Class. The performance for these periods has not been restated to reflect higher expenses of the Retail, Premier and Retirement Classes. If those expenses had been reflected, the performance would have been lower.

Current performance of the Fund’s shares may be higher or lower than that shown above. For the Fund’s most current 7-day yield, please call the Fund at 800 842-2252.
TIAA-CREF Lifecycle Retirement Income Fund
RISK/RETURN
INVESTMENT OBJECTIVE
The Lifecycle Retirement Income Fund seeks high total return over time primarily through income, with a secondary emphasis on capital appreciation.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Shareholder Fees TIAA-CREF Lifecycle Retirement Income Fund (USD $)	Retail Class	Retirement Class	Premier Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	none	none	none	none
Maximum Deferred Sales Charge	none	none	none	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	none	none	none	none
Redemption or Exchange Fee	none	none	none	none
Account Maintenance Fee (annual fee on accounts under $2,000)	15	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses TIAA-CREF Lifecycle Retirement Income Fund		Retail Class	Retirement Class	Premier Class	Institutional Class
Management Fees		0.10%	0.10%	0.10%	0.10%
Distribution (Rule 12b-1) Fees	[1]	0.12%	0.05%	0.15%
Other Expenses		0.17%	0.38%	0.14%	0.13%
Acquired Fund Fees and Expenses	[2]	0.38%	0.38%	0.38%	0.38%
Total Annual Fund Operating Expenses		0.77%	0.91%	0.77%	0.61%
Waivers and Expense Reimbursements	[3][4]	0.14%	0.28%	0.24%	0.23%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.63%	0.63%	0.53%	0.38%
[1]	The Retail Class of the Fund has adopted a Distribution (12b-1) Plan that reimburses the Fund's distributor, Teachers Personal Investors Services, Inc. ("TPIS"), for its expenses in providing distribution, promotional and/or shareholder services to Retail Class shares at the annual rate of up to 0.25% of average daily net assets attributable to Retail Class shares. The Retirement Class of the Fund has adopted a Distribution (12b-1) Plan that reimburses the Fund's distributor, TPIS, for providing distribution, promotional and/or shareholder services to the Retirement Class shares at the annual rate of 0.05% of average daily net assets attributable to Retirement Class shares. In addition, TPIS has contractually agreed not to seek payment of this fee under the Plan for Retirement Class shares through September 30, 2012, unless changed with approval of the Board of Trustees.
[2]	"Acquired Fund Fees and Expenses" are the Fund's proportionate amount of the expenses of any investment companies or pools in which it invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because "Acquired Fund Fees and Expenses" are included in the chart above, the Fund's operating expenses here will not correlate with the expenses included in the Financial Highlights in this Prospectus and the Fund's May 31, 2011 annual report.
[3]	Advisors has contractually agreed to waive the Fund's Management Fees equal to, on an annual basis, 0.10%. This waiver will remain in effect through September 30, 2012, unless changed with approval of the Board of Trustees.
[4]	Under the Fund's expense reimbursement arrangements, the Fund's investment adviser, Teachers Advisors, Inc. ("Advisors"), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.25% of average daily net assets for Retail Class shares; (ii) 0.25% of average daily net assets for Retirement Class shares; (iii) 0.15% of average daily net assets for Premier Class shares; and (iv) 0.00% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2012, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example TIAA-CREF Lifecycle Retirement Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Retail Class	64	232	414	941
Retirement Class	64	262	476	1,094
Premier Class	54	222	404	932
Institutional Class	39	172	317	740

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended September 30, 2010, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio. During the eight-month fiscal period ended May 31, 2011, the Fund’s portfolio turnover rate was 7% (not annualized) of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the TIAA-CREF Funds and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). The Fund invests in Underlying Funds according to a relatively stable asset allocation strategy that will not gradually adjust over time and is designed for investors who are already in or entering retirement (i.e., have already passed their retirement year).

The Fund expects to allocate approximately 40.00% of its assets to equity Underlying Funds and 60.00% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations may be changed and actual allocations may vary up to 10% from the targets. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2012, which may change, are approximately as follows: U.S. Equity: 30.00%; International Equity: 10.00%; Fixed-Income: 40.00%; Short-Term Fixed-Income: 10.00%; and Inflation-Protected Assets: 10.00%.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Enhanced Large-Cap Growth Index Fund and Enhanced Large-Cap Value Index Fund (U.S. Equity); International Equity Fund, Enhanced International Equity Index Fund and Emerging Markets Equity Fund (International Equity); Bond Fund, Bond Plus Fund and High-Yield Fund (Fixed-Income); Short-Term Bond Fund and Money Market Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change. Investors should note that the Fund has a significant level of equity exposure and this exposure could cause fluctuation in the value of the Fund depending on the performance of the equity markets generally.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2011, are listed in the chart below. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	40.94%	U.S. Equity	30.64%	· Large-Cap Growth Fund	5.72%
				· Enhanced Large-Cap Growth Index Fund	5.67%
				· Enhanced Large-Cap Value Index Fund	5.55%
				· Large-Cap Value Fund	5.54%
				· Growth & Income Fund	4.77%
				· Small-Cap Equity Fund	2.55%
				· Mid-Cap Value Fund	0.44%
				· Mid-Cap Growth Fund	0.40%
		International Equity	10.30%	· International Equity Fund	3.83%
				· Enhanced International Equity Index Fund	3.81%
				· Emerging Markets Equity Fund	2.66%
FIXED-INCOME	59.06%	Fixed-Income	39.37%	· Bond Fund	38.38%
				· High-Yield Fund	0.50%
				· Bond Plus Fund	0.49%
		Short-Term Fixed-Income	9.86%	· Short-Term Bond Fund	9.86%
		Inflation-Protected Assets	9.83%	· Inflation-Linked Bond Fund	9.83%
Total	100.00%		100.00%		100.00%

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund or the Underlying Funds typically is subject to the following principal investment risks:

· Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

· Equity Investments Risk—A significant portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity investments. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity investments. Equity investments generally have greater price volatility than fixed income instruments.

· Market Risk—The risk that market prices of investments held by an Underlying Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions. Market risk may affect a single issuer, industry or sector of the economy, or it may affect the market as a whole.

· Issuer Risk (often called Financial Risk)—The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of its financial instruments over short or extended periods of time.

· Style Risk—The risk that use of a particular investing style (such as growth or value investing) may fall out of favor in the marketplace for various periods of time and result in underperformance relative to the broader market sector or significant declines in the value of an Underlying Funds’ portfolio securities.

· Risks of Growth Investing—The risks that growth stocks can perform differently from the market as a whole and other types of stocks. Growth stocks can also be more volatile, and experience sharper price fluctuations, than other stocks.

· Risks of Value Investing—The risks that value stocks can perform differently from the market as a whole and other types of stocks. Value stocks can also continue to be undervalued by the market for long periods of time.

· Large-Cap Risk—The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

· Mid-Cap Risk—The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume and less liquidity than the stocks of larger, more established companies.

· Small-Cap Risk—The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

· Foreign Investment Risk—Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from financial instruments of U.S. issuers. This risk may be heightened in emerging or developing markets. Foreign investments may also be less liquid and more difficult to value than investments in U.S. issuers.

· Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their financial markets may be very small, share prices of financial instruments in emerging market countries may be volatile and difficult to determine. Financial instruments of issuers in these countries may be less liquid than those of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

· Enhanced Index Risk—Certain Underlying Funds that are enhanced index funds may also underperform their benchmark indices due to differences between the investments of the Underlying Funds and their respective benchmark indices.

· Quantitative Analysis Risk—The risk that stocks selected by the Fund’s or an Underlying Fund’s investment adviser using quantitative modeling and analysis could perform differently from the market as a whole.

· Fixed-Income Investments Risk—A significant portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed-income investments. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed-income investments.

· Income Volatility Risk—The risk that the level of current income from a portfolio of fixed-income investments declines in certain interest rate environments.

· Credit Risk (a type of Issuer Risk)—The risk that the issuer of bonds may not be able or willing to meet interest or principal payments when the bonds become due.

· Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—The risk that volatile or dramatic reductions in trading activity make it difficult for an Underlying Fund to properly value its investments and that an Underlying Fund may not be able to purchase or sell an investment at an attractive price, if at all.

· Call Risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in an Underlying Fund’s income.

· Interest Rate Risk (a type of Market Risk)—The risk that increases in interest rates can cause the prices of fixed-income investments to decline. This risk is heightened to the extent the Fund invests in longer duration fixed-income investments.

· Prepayment Risk—The risk that during periods of falling interest rates, borrowers may pay off their mortgage loans sooner than expected, forcing an Underlying Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

· Extension Risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

· Special Risks for Inflation-Indexed Bonds—The risk that interest payments on, or market values of, inflation-indexed investments decline because of a decline in inflation (or deflation) or changes in investors’ and/or the market’s inflation expectations. In addition, inflation indices may not reflect the true rate of inflation.

· Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Underlying Fund Risk—The ability of the Fund to achieve its investment objective will depend upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

· Derivatives Risk—The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. An Underlying Fund may use futures and options, and an Underlying Fund may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk. When investing in derivatives, the Fund may lose more than the principal amount invested.

There can be no assurances that the Fund or an Underlying Fund's will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

PAST PERFORMANCE

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Retirement Class. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional, Retail and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of a broad-based securities market index and a composite index based on the Fund’s target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by the Fund’s investment adviser to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle Retirement Income Fund

†  The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2011, was 4.11%.

Best quarter: 8.88%, for the quarter ended September 30, 2009. Worst quarter: -7.81%, for the quarter ended December 31, 2008.

AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
Average Annual Total Returns TIAA-CREF Lifecycle Retirement Income Fund		1 Year	Since Inception		Inception Date
Retirement Class		10.44%	1.84%		Nov 30, 2007
Retirement Class After Taxes on Distributions		9.59%	0.87%
Retirement Class After Taxes on Distributions and Sales		6.87%	1.02%
Institutional Class		10.69%	2.09%		Nov 30, 2007
Retail Class		10.53%	2.02%		Nov 30, 2007
Premier Class		10.54%	1.88%	[1]	Sep 30, 2009
Barclays Capital 10-Year Municipal Bond Index (reflects no deductions for fees, expenses or taxes)		6.54%	5.83%	[2]
Lifecycle Retirement Income Fund Composite Index (reflects no deductions for fees, expenses or taxes)	[3]	10.01%	2.60%	[2]
[1]	The performance shown for the Premier Class that is prior to its inception date is based on performance of the Fund's Retirement Class. The performance for these periods has not been restated to reflect lower expenses of the Premier Class.
[2]	The performance above is calculated from the Retirement Class inception date.
[3]	As of the close of business on December 31, 2010, the Lifecycle Retirement Income Fund Composite Index consisted of: 40.0% Barclays Capital U.S. Aggregate Bond Index; 30.0% Russell 3000 Index; 10.0% MSCI EAFE Index; 10.0% Barclays Capital U.S. 1-5 Year Government/Credit Bond Index; and 10.0% Barclays Capital U.S. Treasury Inflation Protected Securities Index (Series-L). The Fund's composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark's performance may vary over time.

Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

TIAA-CREF Lifecycle 2010 Fund
RISK/RETURN
INVESTMENT OBJECTIVE
The Lifecycle 2010 Fund seeks high total return over time through a combination of capital appreciation and income.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Shareholder Fees TIAA-CREF Lifecycle 2010 Fund (USD $)	Retirement Class	Premier Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	none	none	none
Maximum Deferred Sales Charge	none	none	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	none	none	none
Redemption or Exchange Fee	none	none	none
Maximum Account Fee	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses TIAA-CREF Lifecycle 2010 Fund		Retirement Class	Premier Class	Institutional Class
Management Fees		0.10%	0.10%	0.10%
Distribution (Rule 12b-1) Fees	[1]	0.05%	0.15%
Other Expenses		0.30%	0.05%	0.05%
Acquired Fund Fees and Expenses	[2]	0.39%	0.39%	0.39%
Total Annual Fund Operating Expenses		0.84%	0.69%	0.54%
Waivers and Expense Reimbursements	[3][4]	0.20%	0.15%	0.15%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.64%	0.54%	0.39%
[1]	The Retirement Class of the Fund has adopted a Distribution (12b-1) Plan that compensates the Fund's distributor, Teachers Personal Investors Services, Inc. ("TPIS"), for its expenses in providing distribution, promotional and/or shareholder services to Retirement Class shares at the annual rate of 0.05% of average daily net assets attributable to Retirement Class shares. In addition, TPIS has contractually agreed not to seek payment of this fee under the Plan for Retirement Class shares through September 30, 2012, unless changed with approval of the Board of Trustees.
[2]	"Acquired Fund Fees and Expenses" are the Fund's proportionate amount of the expenses of any investment companies or pools in which it invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because "Acquired Fund Fees and Expenses" are included in the chart above, the Fund's operating expenses here will not correlate with the expenses included in the Financial Highlights in this Prospectus and the Fund's May 31, 2011 annual report.
[3]	Advisors has contractually agreed to waive the Fund's Management Fees equal to, on an annual basis, 0.10%. This waiver will remain in effect through September 30, 2012, unless changed with approval of the Board of Trustees.
[4]	Under the Fund's expense reimbursement arrangements, the Fund's investment adviser, Teachers Advisors, Inc. ("Advisors"), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.25% of average daily net assets for Retirement Class shares; (ii) 0.15% of average daily net assets for Premier Class shares; and (iii) 0.00% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2012, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example TIAA-CREF Lifecycle 2010 Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Retirement Class	65	248	446	1,019
Premier Class	55	206	369	844
Institutional Class	40	158	287	663

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended September 30, 2010, the Fund’s portfolio turnover rate was 24% of the average value of its portfolio. During the eight-month fiscal period ended May 31, 2011, the Fund’s portfolio turnover rate was 8% (not annualized) of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the TIAA-CREF Funds and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have recently retired or have an approximate target retirement year within a few years, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors who retired in 2010 or plan to retire within a few years of 2010.

The Fund expects to allocate approximately 49.00% of its assets to equity Underlying Funds and 51.00% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to 10% from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative. The Fund had target allocations of approximately 50% equity/50% fixed-income in The Fund’s target retirement year of 2010 and will reach the Fund’s final target allocation of approximately 40% equity/60% fixed-income at some point from 2017 to 2020. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2012, which will change over time, are approximately as follows: U.S. Equity: 36.00%; International Equity: 12.00%; Fixed-Income: 38.40%; Short-Term Fixed-Income: 6.80%; and Inflation-Protected Assets: 6.80%.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Enhanced Large-Cap Growth Index Fund and Enhanced Large-Cap Value Index Fund (U.S. Equity); International Equity Fund, Enhanced International Equity Index Fund and Emerging Markets Equity Fund (International Equity); Bond Fund, Bond Plus Fund and High-Yield Fund (Fixed-Income); Short-Term Bond Fund and Money Market Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2011, are listed in the chart below. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	49.29%	U.S. Equity	36.81%	· Enhanced Large-Cap Growth Index Fund	6.90%
				· Large-Cap Growth Fund	6.82%
				· Enhanced Large-Cap Value Fund	6.72%
				· Large-Cap Value Fund	6.61%
				· Growth & Income Fund	5.68%
				· Small-Cap Equity Fund	3.08%
				· Mid-Cap Value Fund	0.52%
				· Mid-Cap Growth Fund	0.48%
		International Equity	12.48%	· Enhanced International Equity Index Fund	4.73%
				· International Equity Fund	4.68%
				· Emerging Markets Equity Fund	3.07%
FIXED-INCOME	50.71%	Fixed-Income	38.09%	· Bond Fund	36.12%
				· High-Yield Fund	1.02%
				· Bond Plus Fund	0.95%
		Short-Term Fixed-Income	6.35%	· Short-Term Bond Fund	6.35%

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
		Inflation-Protected Assets	6.27%	· Inflation-Linked Bond Fund	6.27%
Total	100.00%	100.00%		100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

TIAA-CREF Active Lifecycle Funds

Years to Target Date	U.S. Equity	International Equity	Fixed-Income	Short-term Fixed-Income	Inflation- Protected Assets
45	67.50	22.50	10.00	-	-
40	67.50	22.50	10.00	-	-
35	67.50	22.50	10.00	-	-
30	67.50	22.50	10.00	-	-
25	67.50	22.50	10.00	-	-
20	61.50	20.50	18.00	-	-
15	55.50	18.50	26.00	-	-
10	49.50	16.50	30.00	2.00	2.00
5	43.50	14.50	34.00	4.00	4.00
0	37.50	12.50	38.00	6.00	6.00
-5	33.75	11.25	39.00	8.00	8.00
-10	30.00	10.00	40.00	10.00	10.00
-15	30.00	10.00	40.00	10.00	10.00
-20	30.00	10.00	40.00	10.00	10.00
-25	30.00	10.00	40.00	10.00	10.00
-30	30.00	10.00	40.00	10.00	10.00

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Retirement Income Fund is contained in the prospectus for that fund.

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund or the Underlying Funds typically is subject to the following principal investment risks:

· Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

· Equity Investments Risk—A significant portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity investments. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity investments. Equity investments generally have greater price volatility than fixed income instruments.

· Market Risk—The risk that market prices of investments held by an Underlying Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions. Market risk may affect a single issuer, industry or sector of the economy, or it may affect the market as a whole.

· Issuer Risk (often called Financial Risk)—The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of its financial instruments over short or extended periods of time.

· Style Risk—The risk that use of a particular investing style (such as growth or value investing) may fall out of favor in the marketplace for various periods of time and result in underperformance relative to the broader market sector or significant declines in the value of an Underlying Funds’ portfolio securities.

· Risks of Growth Investing—The risks that growth stocks can perform differently from the market as a whole and other types of stocks. Growth stocks can also be more volatile, and experience sharper price fluctuations, than other stocks.

· Risks of Value Investing—The risks that value stocks can perform differently from the market as a whole and other types of stocks. Value stocks can also continue to be undervalued by the market for long periods of time.

· Large-Cap Risk—The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

· Mid-Cap Risk—The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume and less liquidity than the stocks of larger, more established companies.

· Small-Cap Risk—The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

· Foreign Investment Risk—Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from financial instruments of U.S. issuers. This risk may be heightened in emerging or developing markets. Foreign investments may also be less liquid and more difficult to value than investments in U.S. issuers.

· Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their financial markets may be very small, share prices of financial instruments in emerging market countries may be volatile and difficult to determine. Financial instruments of issuers in these countries may be less liquid than those of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

· Enhanced Index Risk—Certain Underlying Funds that are enhanced index funds may also underperform their benchmark indices due to differences between the investments of the Underlying Funds and their respective benchmark indices.

· Quantitative Analysis Risk—The risk that stocks selected by the Fund’s or an Underlying Fund’s investment adviser using quantitative modeling and analysis could perform differently from the market as a whole.

· Fixed-Income Investments Risk—A significant portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed-income investments. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed-income investments.

· Income Volatility Risk—The risk that the level of current income from a portfolio of fixed-income investments declines in certain interest rate environments.

· Credit Risk (a type of Issuer Risk)—The risk that the issuer of bonds may not be able or willing to meet interest or principal payments when the bonds become due.

· Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—The risk that volatile or dramatic reductions in trading activity make it difficult for an Underlying Fund to properly value its investments and that an Underlying Fund may not be able to purchase or sell an investment at an attractive price, if at all.

· Call Risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in an Underlying Fund’s income.

· Interest Rate Risk (a type of Market Risk)—The risk that increases in interest rates can cause the prices of fixed-income investments to decline. This risk is heightened to the extent the Fund invests in longer duration fixed-income investments.

· Prepayment Risk—The risk that during periods of falling interest rates, borrowers may pay off their mortgage loans sooner than expected, forcing an Underlying Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

· Extension Risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

· Special Risks for Inflation-Indexed Bonds—The risk that interest payments on, or market values of, inflation-indexed investments decline because of a decline in inflation (or deflation) or changes in investors’ and/or the market’s inflation expectations. In addition, inflation indices may not reflect the true rate of inflation.

· Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Underlying Fund Risk—The ability of the Fund to achieve its investment objective will depend upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

· Derivatives Risk—The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. An Underlying Fund may use futures and options, and an Underlying Fund may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk. When investing in derivatives, the Fund may lose more than the principal amount invested.

There can be no assurances that the Fund or an Underlying Fund's will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

PAST PERFORMANCE

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Retirement Class. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of a broad-based securities market index and a composite index based on the Fund’s target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by the Fund’s investment adviser to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle 2010 Fund

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2011, was 4.45%.

Best quarter: 10.87%, for the quarter ended June 30, 2009. Worst quarter: -11.04%, for the quarter ended December 31, 2008.

AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
Average Annual Total Returns TIAA-CREF Lifecycle 2010 Fund		1 Year	5 Years		Since Inception		Inception Date
Retirement Class		11.53%	3.79%		4.79%		Oct 15, 2004
Retirement Class After Taxes on Distributions		10.74%	3.01%		3.89%
Retirement Class After Taxes on Distributions and Sales		7.62%	2.86%		3.66%
Institutional Class		11.84%	3.99%	[1]	4.96%	[1]	Jan 17, 2007
Premier Class		11.67%	3.81%	[1]	4.81%	[1]	Sep 30, 2009
Barclays Capital U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)		6.54%	5.80%		5.12%	[2]
Lifecycle 2010 Fund Composite Index (reflects no deductions for fees, expenses or taxes)	[3]	10.88%	4.01%		5.05%	[2]
[1]	The performance shown for the Institutional Class and Premier Class that is prior to their inception dates is based on performance of the Fund's Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional Class and Premier Class.
[2]	The performance above is calculated from the Retirement Class inception date.
[3]	As of the close of business on December 31, 2010, the Lifecycle 2010 Fund Composite Index consisted of: 38.1% Barclays Capital U.S. Aggregate Bond Index; 37.1% Russell 3000 Index; 12.4% MSCI EAFE Index; 6.2% Barclays Capital U.S. 1-5 Year Government/Credit Bond Index; and 6.2% Barclays Capital U.S. Treasury Inflation Protected Securities Index (Series-L). The Fund's composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark's performance may vary over time.

Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

TIAA-CREF Lifecycle 2015 Fund
RISK/RETURN
INVESTMENT OBJECTIVE
The Lifecycle 2015 Fund seeks high total return over time through a combination of capital appreciation and income.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Shareholder Fees TIAA-CREF Lifecycle 2015 Fund (USD $)	Retirement Class	Premier Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	none	none	none
Maximum Deferred Sales Charge	none	none	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	none	none	none
Redemption or Exchange Fee	none	none	none
Maximum Account Fee	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses TIAA-CREF Lifecycle 2015 Fund		Retirement Class	Premier Class	Institutional Class
Management Fees		0.10%	0.10%	0.10%
Distribution (Rule 12b-1) Fees	[1]	0.05%	0.15%
Other Expenses		0.30%	0.05%	0.05%
Acquired Fund Fees and Expenses	[2]	0.41%	0.41%	0.41%
Total Annual Fund Operating Expenses		0.86%	0.71%	0.56%
Waivers and Expense Reimbursements	[3][4]	0.20%	0.15%	0.15%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.66%	0.56%	0.41%
[1]	The Retirement Class of the Fund has adopted a Distribution (12b-1) Plan that compensates the Fund's distributor, Teachers Personal Investors Services, Inc. ("TPIS"), for its expenses in providing distribution, promotional and/or shareholder services to Retirement Class shares at the annual rate of 0.05% of average daily net assets attributable to Retirement Class shares. In addition, TPIS has contractually agreed not to seek payment of this fee under the Plan for Retirement Class shares through September 30, 2012, unless changed with approval of the Board of Trustees.
[2]	"Acquired Fund Fees and Expenses" are the Fund's proportionate amount of the expenses of any investment companies or pools in which it invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because "Acquired Fund Fees and Expenses" are included in the chart above, the Fund's operating expenses here will not correlate with the expenses included in the Financial Highlights in this Prospectus and the Fund's May 31, 2011 annual report.
[3]	Advisors has contractually agreed to waive the Fund's Management Fees equal to, on an annual basis, 0.10%. This waiver will remain in effect through September 30, 2012, unless changed with approval of the Board of Trustees.
[4]	Under the Fund's expense reimbursement arrangements, the Fund's investment adviser, Teachers Advisors, Inc. ("Advisors"), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.25% of average daily net assets for Retirement Class shares; (ii) 0.15% of average daily net assets for Premier Class shares; and (iii) 0.00% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2012, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example TIAA-CREF Lifecycle 2015 Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Retirement Class	67	254	457	1,042
Premier Class	57	212	380	868
Institutional Class	42	164	298	687

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended September 30, 2010, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio. During the eight-month fiscal period ended May 31, 2011, the Fund’s portfolio turnover rate was 5% (not annualized) of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the TIAA-CREF Funds and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire within a few years of 2015.

The Fund expects to allocate approximately 56.40% of its assets to equity Underlying Funds and 43.60% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to 10% from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in The Fund’s target retirement year of 2015 and reaching the Fund’s final target allocation of approximately 40% equity/60% fixed-income at some point from 2022 to 2025. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2012, which will change over time, are approximately as follows: U.S. Equity: 41.10%; International Equity: 13.70%; Fixed-Income: 35.60%; Short-Term Fixed-Income: 4.80%; and Inflation-Protected Assets: 4.80%.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Enhanced Large-Cap Growth Index Fund and Enhanced Large-Cap Value Index Fund (U.S. Equity); International Equity Fund, Enhanced International Equity Index Fund and Emerging Markets Equity Fund (International Equity); Bond Fund, Bond Plus Fund and High-Yield Fund (Fixed-Income); Short-Term Bond Fund and Money Market Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2011, are listed in the chart below. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	56.78%	U.S. Equity	42.45%	· Enhanced Large-Cap Growth Index Fund	7.94%
				· Large-Cap Growth Fund	7.85%
				· Enhanced Large-Cap Value Index Fund	7.76%
				· Large-Cap value Fund	7.64%
				· Growth & Income Fund	6.57%
				· Small-Cap Equity Fund	3.53%
				· Mid-Cap Value Fund	0.60%
				· Mid-Cap Growth Fund	0.56%
		International Equity	14.33%	· Enhanced International Equity Index Fund	5.41%
				· International Equity Fund	5.36%
				· Emerging Markets Equity Fund	3.56%
FIXED-INCOME	43.22%	Fixed-Income	34.55%	· Bond Fund	30.92%
				· High-Yield Fund	1.82%
				· Bond Plus Fund	1.81%
		Short-Term Fixed-Income	4.35%	· Short-Term Bond Fund	4.35%

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
		Inflation-Protected Assets	4.32%	· Inflation-Linked Bond Fund	4.32%
Total	100.00%	100.00%		100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

TIAA-CREF Active Lifecycle Funds

Years to Target Date	U.S. Equity	International Equity	Fixed-Income	Short-term Fixed-Income	Inflation- Protected Assets
45	67.50	22.50	10.00	-	-
40	67.50	22.50	10.00	-	-
35	67.50	22.50	10.00	-	-
30	67.50	22.50	10.00	-	-
25	67.50	22.50	10.00	-	-
20	61.50	20.50	18.00	-	-
15	55.50	18.50	26.00	-	-
10	49.50	16.50	30.00	2.00	2.00
5	43.50	14.50	34.00	4.00	4.00
0	37.50	12.50	38.00	6.00	6.00
-5	33.75	11.25	39.00	8.00	8.00
-10	30.00	10.00	40.00	10.00	10.00
-15	30.00	10.00	40.00	10.00	10.00
-20	30.00	10.00	40.00	10.00	10.00
-25	30.00	10.00	40.00	10.00	10.00
-30	30.00	10.00	40.00	10.00	10.00

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Retirement Income Fund is contained in the prospectus for that fund.

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund or the Underlying Funds typically is subject to the following principal investment risks:

· Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

· Equity Investments Risk—A significant portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity investments. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity investments. Equity investments generally have greater price volatility than fixed income instruments.

· Market Risk—The risk that market prices of investments held by an Underlying Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions. Market risk may affect a single issuer, industry or sector of the economy, or it may affect the market as a whole.

· Issuer Risk (often called Financial Risk)—The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of its financial instruments over short or extended periods of time.

· Style Risk—The risk that use of a particular investing style (such as growth or value investing) may fall out of favor in the marketplace for various periods of time and result in underperformance relative to the broader market sector or significant declines in the value of an Underlying Funds’ portfolio securities.

· Risks of Growth Investing—The risks that growth stocks can perform differently from the market as a whole and other types of stocks. Growth stocks can also be more volatile, and experience sharper price fluctuations, than other stocks.

· Risks of Value Investing—The risks that value stocks can perform differently from the market as a whole and other types of stocks. Value stocks can also continue to be undervalued by the market for long periods of time.

· Large-Cap Risk—The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

· Mid-Cap Risk—The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume and less liquidity than the stocks of larger, more established companies.

· Small-Cap Risk—The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

· Foreign Investment Risk—Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from financial instruments of U.S. issuers. This risk may be heightened in emerging or developing markets. Foreign investments may also be less liquid and more difficult to value than investments in U.S. issuers.

· Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their financial markets may be very small, share prices of financial instruments in emerging market countries may be volatile and difficult to determine. Financial instruments of issuers in these countries may be less liquid than those of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

· Enhanced Index Risk—Certain Underlying Funds that are enhanced index funds may also underperform their benchmark indices due to differences between the investments of the Underlying Funds and their respective benchmark indices.

· Quantitative Analysis Risk—The risk that stocks selected by the Fund’s or an Underlying Fund’s investment adviser using quantitative modeling and analysis could perform differently from the market as a whole.

· Fixed-Income Investments Risk—A significant portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed-income investments. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed-income investments.

· Income Volatility Risk—The risk that the level of current income from a portfolio of fixed-income investments declines in certain interest rate environments.

· Credit Risk (a type of Issuer Risk)—The risk that the issuer of bonds may not be able or willing to meet interest or principal payments when the bonds become due.

· Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—The risk that volatile or dramatic reductions in trading activity make it difficult for an Underlying Fund to properly value its investments and that an Underlying Fund may not be able to purchase or sell an investment at an attractive price, if at all.

· Call Risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in an Underlying Fund’s income.

· Interest Rate Risk (a type of Market Risk)—The risk that increases in interest rates can cause the prices of fixed-income investments to decline. This risk is heightened to the extent the Fund invests in longer duration fixed-income investments.

· Prepayment Risk—The risk that during periods of falling interest rates, borrowers may pay off their mortgage loans sooner than expected, forcing an Underlying Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

· Extension Risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

· Special Risks for Inflation-Indexed Bonds—The risk that interest payments on, or market values of, inflation-indexed investments decline because of a decline in inflation (or deflation) or changes in investors’ and/or the market’s inflation expectations. In addition, inflation indices may not reflect the true rate of inflation.

· Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Underlying Fund Risk—The ability of the Fund to achieve its investment objective will depend upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

· Derivatives Risk—The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. An Underlying Fund may use futures and options, and an Underlying Fund may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk. When investing in derivatives, the Fund may lose more than the principal amount invested.

There can be no assurances that the Fund or an Underlying Fund's will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

PAST PERFORMANCE

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Retirement Class. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of a broad-based securities market index and a composite index based on the Fund’s target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by the Fund’s investment adviser to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle 2015 Fund

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2011, was 4.62%.

Best quarter: 12.39%, for the quarter ended June 30, 2009. Worst quarter: -12.97%, for the quarter ended December 31, 2008.

AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
Average Annual Total Returns TIAA-CREF Lifecycle 2015 Fund		1 Year	5 Years		Since Inception		Inception Date
Retirement Class		12.36%	3.58%		4.80%		Oct 15, 2004
Retirement Class After Taxes on Distributions		11.63%	2.86%		3.93%
Retirement Class After Taxes on Distributions and Sales		8.18%	2.71%		3.69%
Institutional Class		12.69%	3.80%	[1]	4.97%	[1]	Jan 17, 2007
Premier Class		12.41%	3.60%	[1]	4.81%	[1]	Sep 30, 2009
Russell 3000�� Index (reflects no deductions for fees, expenses or taxes)		16.93%	2.74%		4.88%	[2]
Lifecycle 2015 Fund Composite Index (reflects no deductions for fees, expenses or taxes)	[3]	11.54%	3.78%		5.00%	[2]
[1]	The performance shown for the Institutional Class and Premier Class that is prior to their inception dates is based on performance of the Fund's Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional Class and Premier Class.
[2]	The performance above is calculated from the Retirement Class inception date.
[3]	As of the close of business on December 31, 2010, the Lifecycle 2015 Fund Composite Index consisted of: 42.9% Russell 3000 Index; 34.4% Barclays Capital U.S. Aggregate Bond Index; 14.3% MSCI EAFE Index; 4.2% Barclays Capital U.S. 1-5 Year Government/Credit Bond Index; and 4.2% Barclays Capital U.S. Treasury Inflation Protected Securities Index (Series-L). The Fund's composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark's performance may vary over time.

Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

TIAA-CREF Lifecycle 2020 Fund
RISK/RETURN
INVESTMENT OBJECTIVE
The Lifecycle 2020 Fund seeks high total return over time through a combination of capital appreciation and income.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Shareholder Fees TIAA-CREF Lifecycle 2020 Fund (USD $)	Retirement Class	Premier Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	none	none	none
Maximum Deferred Sales Charge	none	none	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	none	none	none
Redemption or Exchange Fee	none	none	none
Maximum Account Fee	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses TIAA-CREF Lifecycle 2020 Fund		Retirement Class	Premier Class	Institutional Class
Management Fees		0.10%	0.10%	0.10%
Distribution (Rule 12b-1) Fees	[1]	0.05%	0.15%
Other Expenses		0.30%	0.05%	0.05%
Acquired Fund Fees and Expenses	[2]	0.42%	0.42%	0.42%
Total Annual Fund Operating Expenses		0.87%	0.72%	0.57%
Waivers and Expense Reimbursements	[3][4]	0.20%	0.15%	0.15%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.67%	0.57%	0.42%
[1]	The Retirement Class of the Fund has adopted a Distribution (12b-1) Plan that compensates the Fund's distributor, Teachers Personal Investors Services, Inc. ("TPIS"), for its expenses in providing distribution, promotional and/or shareholder services to Retirement Class shares at the annual rate of 0.05% of average daily net assets attributable to Retirement Class shares. In addition, TPIS has contractually agreed not to seek payment of this fee under the Plan for Retirement Class shares through September 30, 2012, unless changed with approval of the Board of Trustees.
[2]	"Acquired Fund Fees and Expenses" are the Fund's proportionate amount of the expenses of any investment companies or pools in which it invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because "Acquired Fund Fees and Expenses" are included in the chart above, the Fund's operating expenses here will not correlate with the expenses included in the Financial Highlights in this Prospectus and the Fund's May 31, 2011 annual report.
[3]	Advisors has contractually agreed to waive the Fund's Management Fees equal to, on an annual basis, 0.10%. This waiver will remain in effect through September 30, 2012, unless changed with approval of the Board of Trustees.
[4]	Under the Fund's expense reimbursement arrangements, the Fund's investment adviser, Teachers Advisors, Inc. ("Advisors"), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.25% of average daily net assets for Retirement Class shares; (ii) 0.15% of average daily net assets for Premier Class shares; and (iii) 0.00% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2012, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example TIAA-CREF Lifecycle 2020 Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Retirement Class	68	258	463	1,054
Premier Class	58	215	386	880
Institutional Class	43	168	303	699

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended September 30, 2010, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio. During the eight-month fiscal period ended May 31, 2011, the Fund’s portfolio turnover rate was 4% (not annualized) of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the TIAA-CREF Funds and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire within a few years of 2020.

The Fund expects to allocate approximately 64.40% of its assets to equity Underlying Funds and 35.60% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to 10% from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in The Fund’s target retirement year of 2020 and reaching the Fund’s final target allocation of approximately 40% equity/60% fixed-income at some point from 2027 to 2030. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2012, which will change over time, are approximately as follows: U.S. Equity: 47.10%; International Equity: 15.70%; Fixed-Income: 31.60%; Short-Term Fixed-Income: 2.80%; and Inflation-Protected Assets: 2.80%.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Enhanced Large-Cap Growth Index Fund and Enhanced Large-Cap Value Index Fund (U.S. Equity); International Equity Fund, Enhanced International Equity Index Fund and Emerging Markets Equity Fund (International Equity); Bond Fund, Bond Plus Fund and High-Yield Fund (Fixed-Income); Short-Term Bond Fund and Money Market Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2011, are listed in the chart below. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	64.78%	U.S. Equity	48.48%	· Enhanced Large-Cap Growth Index Fund	9.05%
				· Large-Cap Growth Fund	8.97%
				· Enhanced Large-Cap Value Index Fund	8.86%
				· Large-Cap Value Fund	8.72%
				· Growth & Income Fund	7.51%
				· Small-Cap Equity Fund	4.04%
				· Mid-Cap Value Fund	0.69%
				· Mid-Cap Growth Fund	0.64%
		International Equity	16.30%	· Enhanced International Equity Index Fund	6.15%
				· International Equity Fund	6.09%
				· Emerging Markets Equity Fund	4.06%
FIXED-INCOME	35.22%	Fixed-Income	30.52%	· Bond Fund	24.10%
				· Bond Plus Fund	3.61%
				· High-Yield Fund	2.81%
		Short-Term Fixed-Income	2.35%	· Short-Term Bond Fund	2.35%

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
		Inflation-Protected Assets	2.35%	· Inflation-Linked Bond Fund	2.35%
Total	100.00%	100.00%		100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

TIAA-CREF Active Lifecycle Funds

Years to Target Date	U.S. Equity	International Equity	Fixed-Income	Short-term Fixed-Income	Inflation- Protected Assets
45	67.50	22.50	10.00	-	-
40	67.50	22.50	10.00	-	-
35	67.50	22.50	10.00	-	-
30	67.50	22.50	10.00	-	-
25	67.50	22.50	10.00	-	-
20	61.50	20.50	18.00	-	-
15	55.50	18.50	26.00	-	-
10	49.50	16.50	30.00	2.00	2.00
5	43.50	14.50	34.00	4.00	4.00
0	37.50	12.50	38.00	6.00	6.00
-5	33.75	11.25	39.00	8.00	8.00
-10	30.00	10.00	40.00	10.00	10.00
-15	30.00	10.00	40.00	10.00	10.00
-20	30.00	10.00	40.00	10.00	10.00
-25	30.00	10.00	40.00	10.00	10.00
-30	30.00	10.00	40.00	10.00	10.00

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Retirement Income Fund is contained in the prospectus for that fund.

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund or the Underlying Funds typically is subject to the following principal investment risks:

· Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

· Equity Investments Risk—A significant portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity investments. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity investments. Equity investments generally have greater price volatility than fixed income instruments.

· Market Risk—The risk that market prices of investments held by an Underlying Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions. Market risk may affect a single issuer, industry or sector of the economy, or it may affect the market as a whole.

· Issuer Risk (often called Financial Risk)—The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of its financial instruments over short or extended periods of time.

· Style Risk—The risk that use of a particular investing style (such as growth or value investing) may fall out of favor in the marketplace for various periods of time and result in underperformance relative to the broader market sector or significant declines in the value of an Underlying Funds’ portfolio securities.

· Risks of Growth Investing—The risks that growth stocks can perform differently from the market as a whole and other types of stocks. Growth stocks can also be more volatile, and experience sharper price fluctuations, than other stocks.

· Risks of Value Investing—The risks that value stocks can perform differently from the market as a whole and other types of stocks. Value stocks can also continue to be undervalued by the market for long periods of time.

· Large-Cap Risk—The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

· Mid-Cap Risk—The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume and less liquidity than the stocks of larger, more established companies.

· Small-Cap Risk—The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

· Foreign Investment Risk—Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from financial instruments of U.S. issuers. This risk may be heightened in emerging or developing markets. Foreign investments may also be less liquid and more difficult to value than investments in U.S. issuers.

· Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their financial markets may be very small, share prices of financial instruments in emerging market countries may be volatile and difficult to determine. Financial instruments of issuers in these countries may be less liquid than those of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

· Enhanced Index Risk—Certain Underlying Funds that are enhanced index funds may also underperform their benchmark indices due to differences between the investments of the Underlying Funds and their respective benchmark indices.

· Quantitative Analysis Risk—The risk that stocks selected by the Fund’s or an Underlying Fund’s investment adviser using quantitative modeling and analysis could perform differently from the market as a whole.

· Fixed-Income Investments Risk—A significant portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed-income investments. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed-income investments.

· Income Volatility Risk—The risk that the level of current income from a portfolio of fixed-income investments declines in certain interest rate environments.

· Credit Risk (a type of Issuer Risk)—The risk that the issuer of bonds may not be able or willing to meet interest or principal payments when the bonds become due.

· Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—The risk that volatile or dramatic reductions in trading activity make it difficult for an Underlying Fund to properly value its investments and that an Underlying Fund may not be able to purchase or sell an investment at an attractive price, if at all.

· Call Risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in an Underlying Fund’s income.

· Interest Rate Risk (a type of Market Risk)—The risk that increases in interest rates can cause the prices of fixed-income investments to decline. This risk is heightened to the extent the Fund invests in longer duration fixed-income investments.

· Prepayment Risk—The risk that during periods of falling interest rates, borrowers may pay off their mortgage loans sooner than expected, forcing an Underlying Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

· Extension Risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

· Special Risks for Inflation-Indexed Bonds—The risk that interest payments on, or market values of, inflation-indexed investments decline because of a decline in inflation (or deflation) or changes in investors’ and/or the market’s inflation expectations. In addition, inflation indices may not reflect the true rate of inflation.

· Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Underlying Fund Risk—The ability of the Fund to achieve its investment objective will depend upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

· Derivatives Risk—The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. An Underlying Fund may use futures and options, and an Underlying Fund may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk. When investing in derivatives, the Fund may lose more than the principal amount invested.

There can be no assurances that the Fund or an Underlying Fund's will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

PAST PERFORMANCE

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Retirement Class. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of a broad-based securities market index and a composite index based on the Fund’s target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by the Fund’s investment adviser to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle 2020 Fund

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2011, was 4.84%.

Best quarter: 13.85%, for the quarter ended June 30, 2009. Worst quarter: -14.95%, for the quarter ended December 31, 2008.

AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
Average Annual Total Returns TIAA-CREF Lifecycle 2020 Fund		1 Year	5 Years		Since Inception		Inception Date
Retirement Class		13.15%	3.17%		4.59%		Oct 15, 2004
Retirement Class After Taxes on Distributions		12.48%	2.52%		3.78%
Retirement Class After Taxes on Distributions and Sales		8.72%	2.41%		3.56%
Institutional Class		13.45%	3.37%	[1]	4.75%	[1]	Jan 17, 2007
Premier Class		13.27%	3.22%	[1]	4.63%	[1]	Sep 30, 2009
Russell 3000�� Index (reflects no deductions for fees, expenses or taxes)		16.93%	2.74%		4.88%	[2]
Lifecycle 2020 Fund Composite Index (reflects no deductions for fees, expenses or taxes)	[3]	12.21%	3.38%		4.78%	[2]
[1]	The performance shown for the Institutional Class and Premier Class that is prior to their inception dates is based on performance of the Fund's Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional Class and Premier Class.
[2]	The performance above is calculated from the Retirement Class inception date.
[3]	As of the close of business on December 31, 2010, the Lifecycle 2020 Fund Composite Index consisted of: 48.9% Russell 3000 Index; 30.4% Barclays Capital U.S. Aggregate Bond Index; 16.3% MSCI EAFE Index; 2.2% Barclays Capital U.S. 1-5 Year Government/Credit Bond Index; and 2.2% Barclays Capital U.S. Treasury Inflation Protected Securities Index (Series-L). The Fund's composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark's performance may vary over time.

Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

TIAA-CREF Lifecycle 2025 Fund
RISK/RETURN
INVESTMENT OBJECTIVE
The Lifecycle 2025 Fund seeks high total return over time through a combination of capital appreciation and income.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Shareholder Fees TIAA-CREF Lifecycle 2025 Fund (USD $)	Retirement Class	Premier Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	none	none	none
Maximum Deferred Sales Charge	none	none	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	none	none	none
Redemption or Exchange Fee	none	none	none
Maximum Account Fee	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses TIAA-CREF Lifecycle 2025 Fund		Retirement Class	Premier Class	Institutional Class
Management Fees		0.10%	0.10%	0.10%
Distribution (Rule 12b-1) Fees	[1]	0.05%	0.15%
Other Expenses		0.30%	0.05%	0.05%
Acquired Fund Fees and Expenses	[2]	0.43%	0.43%	0.43%
Total Annual Fund Operating Expenses		0.88%	0.73%	0.58%
Waivers and Expense Reimbursements	[3][4]	0.20%	0.15%	0.15%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.68%	0.58%	0.43%
[1]	The Retirement Class of the Fund has adopted a Distribution (12b-1) Plan that compensates the Fund's distributor, Teachers Personal Investors Services, Inc. ("TPIS"), for its expenses in providing distribution, promotional and/or shareholder services to Retirement Class shares at the annual rate of 0.05% of average daily net assets attributable to Retirement Class shares. In addition, TPIS has contractually agreed not to seek payment of this fee under the Plan for Retirement Class shares through September 30, 2012, unless changed with approval of the Board of Trustees.
[2]	"Acquired Fund Fees and Expenses" are the Fund's proportionate amount of the expenses of any investment companies or pools in which it invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because "Acquired Fund Fees and Expenses" are included in the chart above, the Fund's operating expenses here will not correlate with the expenses included in the Financial Highlights in this Prospectus and the Fund's May 31, 2011 annual report.
[3]	Advisors has contractually agreed to waive the Fund's Management Fees equal to, on an annual basis, 0.10%. This waiver will remain in effect through September 30, 2012, unless changed with approval of the Board of Trustees.
[4]	Under the Fund's expense reimbursement arrangements, the Fund's investment adviser, Teachers Advisors, Inc. ("Advisors"), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.25% of average daily net assets for Retirement Class shares; (ii) 0.15% of average daily net assets for Premier Class shares; and (iii) 0.00% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2012, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example TIAA-CREF Lifecycle 2025 Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Retirement Class	69	261	468	1,066
Premier Class	59	218	391	892
Institutional Class	44	171	309	711

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended September 30, 2010, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio. During the eight-month fiscal period ended May 31, 2011, the Fund’s portfolio turnover rate was 4% (not annualized) of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the TIAA-CREF Funds and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire within a few years of 2025.

The Fund expects to allocate approximately 72.40% of its assets to equity Underlying Funds and 27.60% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to 10% from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in The Fund’s target retirement year of 2025 and reaching the Fund’s final target allocation of approximately 40% equity/60% fixed-income at some point from 2032 to 2035. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2012, which will change over time, are approximately as follows: U.S. Equity: 53.10%; International Equity: 17.70%; Fixed-Income: 27.60%; Short-Term Fixed-Income: 0.80%; and Inflation-Protected Assets: 0.80%.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Enhanced Large-Cap Growth Index Fund and Enhanced Large-Cap Value Index Fund (U.S. Equity); International Equity Fund, Enhanced International Equity Index Fund and Emerging Markets Equity Fund (International Equity); Bond Fund, Bond Plus Fund and High-Yield Fund (Fixed-Income); Short-Term Bond Fund and Money Market Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2011, are listed in the chart below. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	72.74%	U.S. Equity	54.42%	· Enhanced Large-Cap Growth Index Fund	10.13%
				· Large-Cap Growth Fund	10.07%
				· Enhanced Large-Cap Value Index Fund	9.94%
				· Large-Cap Value Fund	9.82%
				· Growth & Income Fund	8.44%
				· Small-Cap Equity Fund	4.53%
				· Mid-Cap Value Fund	0.77%
				· Mid-Cap Growth Fund	0.72%
		International Equity	18.32%	· Enhanced International Equity Index Fund	6.92%
				· International Equity Fund	6.81%
				· Emerging Markets Equity Fund	4.59%
FIXED-INCOME	27.26%	Fixed-Income	26.54%	· Bond Fund	17.14%
				· Bond Plus Fund	5.59%
				· High-Yield Fund	3.81%
		Short-Term Fixed-Income	0.36%	· Short-Term Bond Fund	0.36%

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
		Inflation-Protected Assets	0.36%	· Inflation-Linked Bond Fund	0.36%
Total	100.00%		100.00%	100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

TIAA-CREF Active Lifecycle Funds

Years to Target Date	U.S. Equity	International Equity	Fixed-Income	Short-term Fixed-Income	Inflation- Protected Assets
45	67.50	22.50	10.00	-	-
40	67.50	22.50	10.00	-	-
35	67.50	22.50	10.00	-	-
30	67.50	22.50	10.00	-	-
25	67.50	22.50	10.00	-	-
20	61.50	20.50	18.00	-	-
15	55.50	18.50	26.00	-	-
10	49.50	16.50	30.00	2.00	2.00
5	43.50	14.50	34.00	4.00	4.00
0	37.50	12.50	38.00	6.00	6.00
-5	33.75	11.25	39.00	8.00	8.00
-10	30.00	10.00	40.00	10.00	10.00
-15	30.00	10.00	40.00	10.00	10.00
-20	30.00	10.00	40.00	10.00	10.00
-25	30.00	10.00	40.00	10.00	10.00
-30	30.00	10.00	40.00	10.00	10.00

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Retirement Income Fund is contained in the prospectus for that fund.

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund or the Underlying Funds typically is subject to the following principal investment risks:

· Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

· Equity Investments Risk—A significant portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity investments. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity investments. Equity investments generally have greater price volatility than fixed income instruments.

· Market Risk—The risk that market prices of investments held by an Underlying Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions. Market risk may affect a single issuer, industry or sector of the economy, or it may affect the market as a whole.

· Issuer Risk (often called Financial Risk)—The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of its financial instruments over short or extended periods of time.

· Style Risk—The risk that use of a particular investing style (such as growth or value investing) may fall out of favor in the marketplace for various periods of time and result in underperformance relative to the broader market sector or significant declines in the value of an Underlying Funds’ portfolio securities.

· Risks of Growth Investing—The risks that growth stocks can perform differently from the market as a whole and other types of stocks. Growth stocks can also be more volatile, and experience sharper price fluctuations, than other stocks.

· Risks of Value Investing—The risks that value stocks can perform differently from the market as a whole and other types of stocks. Value stocks can also continue to be undervalued by the market for long periods of time.

· Large-Cap Risk—The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

· Mid-Cap Risk—The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume and less liquidity than the stocks of larger, more established companies.

· Small-Cap Risk—The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

· Foreign Investment Risk—Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from financial instruments of U.S. issuers. This risk may be heightened in emerging or developing markets. Foreign investments may also be less liquid and more difficult to value than investments in U.S. issuers.

· Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their financial markets may be very small, share prices of financial instruments in emerging market countries may be volatile and difficult to determine. Financial instruments of issuers in these countries may be less liquid than those of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

· Enhanced Index Risk—Certain Underlying Funds that are enhanced index funds may also underperform their benchmark indices due to differences between the investments of the Underlying Funds and their respective benchmark indices.

· Quantitative Analysis Risk—The risk that stocks selected by the Fund’s or an Underlying Fund’s investment adviser using quantitative modeling and analysis could perform differently from the market as a whole.

· Fixed-Income Investments Risk—A significant portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed-income investments. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed-income investments.

· Income Volatility Risk—The risk that the level of current income from a portfolio of fixed-income investments declines in certain interest rate environments.

· Credit Risk (a type of Issuer Risk)—The risk that the issuer of bonds may not be able or willing to meet interest or principal payments when the bonds become due.

· Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—The risk that volatile or dramatic reductions in trading activity make it difficult for an Underlying Fund to properly value its investments and that an Underlying Fund may not be able to purchase or sell an investment at an attractive price, if at all.

· Call Risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in an Underlying Fund’s income.

· Interest Rate Risk (a type of Market Risk)—The risk that increases in interest rates can cause the prices of fixed-income investments to decline. This risk is heightened to the extent the Fund invests in longer duration fixed-income investments.

· Prepayment Risk—The risk that during periods of falling interest rates, borrowers may pay off their mortgage loans sooner than expected, forcing an Underlying Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

· Extension Risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

· Special Risks for Inflation-Indexed Bonds—The risk that interest payments on, or market values of, inflation-indexed investments decline because of a decline in inflation (or deflation) or changes in investors’ and/or the market’s inflation expectations. In addition, inflation indices may not reflect the true rate of inflation.

· Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Underlying Fund Risk—The ability of the Fund to achieve its investment objective will depend upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

· Derivatives Risk—The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. An Underlying Fund may use futures and options, and an Underlying Fund may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk. When investing in derivatives, the Fund may lose more than the principal amount invested.

There can be no assurances that the Fund or an Underlying Fund's will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

PAST PERFORMANCE

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Retirement Class. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of a broad-based securities market index and a composite index based on the Fund’s target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by the Fund’s investment adviser to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle 2025 Fund

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2011, was 5.08%.

Best quarter: 15.33%, for the quarter ended June 30, 2009. Worst quarter: -16.97%, for the quarter ended December 31, 2008.

AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
Average Annual Total Returns TIAA-CREF Lifecycle 2025 Fund		1 Year	5 Years		Since Inception		Inception Date
Retirement Class		13.88%	2.77%		4.42%		Oct 15, 2004
Retirement Class After Taxes on Distributions		13.25%	2.16%		3.63%
Retirement Class After Taxes on Distributions and Sales		9.20%	2.10%		3.43%
Institutional Class		13.99%	2.97%	[1]	4.58%	[1]	Jan 17, 2007
Premier Class		13.82%	2.77%	[1]	4.42%	[1]	Sep 30, 2009
Russell 3000�� Index (reflects no deductions for fees, expenses or taxes)		16.93%	2.74%		4.88%	[2]
Lifecycle 2025 Fund Composite Index (reflects no deductions for fees, expenses or taxes)	[3]	12.86%	2.98%		4.57%	[2]
[1]	The performance shown for the Institutional Class and Premier Class that is prior to their inception dates is based on performance of the Fund's Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional Class and Premier Class.
[2]	The performance above is calculated from the Retirement Class inception date.
[3]	As of the close of business on December 31, 2010, the Lifecycle 2025 Fund Composite Index consisted of: 54.9% Russell 3000 Index; 26.4% Barclays Capital U.S. Aggregate Bond Index; 18.3% MSCI EAFE Index; 0.2% Barclays Capital U.S. 1-5 Year Government/Credit Bond Index; and 0.2% Barclays Capital U.S. Treasury Inflation Protected Securities Index (Series-L). The Fund's composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark's performance may vary over time.

Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

TIAA-CREF Lifecycle 2030 Fund
RISK/RETURN
INVESTMENT OBJECTIVE
The Lifecycle 2030 Fund seeks high total return over time through a combination of capital appreciation and income.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Shareholder Fees TIAA-CREF Lifecycle 2030 Fund (USD $)	Retirement Class	Premier Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	none	none	none
Maximum Deferred Sales Charge	none	none	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	none	none	none
Redemption or Exchange Fee	none	none	none
Maximum Account Fee	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses TIAA-CREF Lifecycle 2030 Fund		Retirement Class	Premier Class	Institutional Class
Management Fees		0.10%	0.10%	0.10%
Distribution (Rule 12b-1) Fees	[1]	0.05%	0.15%
Other Expenses		0.30%	0.05%	0.05%
Acquired Fund Fees and Expenses	[2]	0.44%	0.44%	0.44%
Total Annual Fund Operating Expenses		0.89%	0.74%	0.59%
Waivers and Expense Reimbursements	[3][4]	0.20%	0.15%	0.15%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.69%	0.59%	0.44%
[1]	The Retirement Class of the Fund has adopted a Distribution (12b-1) Plan that compensates the Fund's distributor, Teachers Personal Investors Services, Inc. ("TPIS"), for its expenses in providing distribution, promotional and/or shareholder services to Retirement Class shares at the annual rate of 0.05% of average daily net assets attributable to Retirement Class shares. In addition, TPIS has contractually agreed not to seek payment of this fee under the Plan for Retirement Class shares through September 30, 2012, unless changed with approval of the Board of Trustees.
[2]	"Acquired Fund Fees and Expenses" are the Fund's proportionate amount of the expenses of any investment companies or pools in which it invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because "Acquired Fund Fees and Expenses" are included in the chart above, the Fund's operating expenses here will not correlate with the expenses included in the Financial Highlights in this Prospectus and the Fund's May 31, 2011 annual report.
[3]	Advisors has contractually agreed to waive the Fund's Management Fees equal to, on an annual basis, 0.10%. This waiver will remain in effect through September 30, 2012, unless changed with approval of the Board of Trustees.
[4]	Under the Fund's expense reimbursement arrangements, the Fund's investment adviser, Teachers Advisors, Inc. ("Advisors"), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.25% of average daily net assets for Retirement Class shares; (ii) 0.15% of average daily net assets for Premier Class shares; and (iii) 0.00% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2012, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example TIAA-CREF Lifecycle 2030 Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Retirement Class	70	264	473	1,078
Premier Class	60	221	397	904
Institutional Class	45	174	314	724

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended September 30, 2010, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio. During the eight-month fiscal period ended May 31, 2011, the Fund’s portfolio turnover rate was 4% (not annualized) of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the TIAA-CREF Funds and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire within a few years of 2030.

The Fund expects to allocate approximately 80.40% of its assets to equity Underlying Funds and 19.60% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to 10% from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in The Fund’s target retirement year of 2030 and reaching the Fund’s final target allocation of approximately 40% equity/60% fixed-income at some point from 2037 to 2040. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2012, which will change over time, are approximately as follows: U.S. Equity: 59.10%; International Equity: 19.70%; Fixed-Income: 21.20%; Short-Term Fixed-Income: 0.00%; and Inflation-Protected Assets: 0.00%.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Enhanced Large-Cap Growth Index Fund and Enhanced Large-Cap Value Index Fund (U.S. Equity); International Equity Fund, Enhanced International Equity Index Fund and Emerging Markets Equity Fund (International Equity); Bond Fund, Bond Plus Fund and High-Yield Fund (Fixed Income); Short-Term Bond Fund and Money Market Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2011, are listed in the chart below. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	80.70%	U.S. Equity	60.36%	· Enhanced Large-Cap Growth Index Fund	11.21%
				· Large-Cap Growth Fund	11.20%
				· Enhanced Large-Cap Value IndexFund	10.98%
				· Large-Cap Value Fund	10.90%
				· Growth & Income Fund	9.37%
				· Small-Cap Equity Fund	5.03%
				· Mid-Cap Value Fund	0.86%
				· Mid-Cap Growth Fund	0.81%
		International Equity	20.34%	· Enhanced International Equity Index Fund	7.71%
				· International Equity Fund	7.55%
				· Emerging Markets Equity Fund	5.08%
FIXED-INCOME	19.30%	Fixed-Income	19.30%	· Bond Fund	9.38%
				· Bond Plus Fund	5.94%
				· High-Yield Fund	3.98%
Total	100.00%	100.00%		100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

TIAA-CREF Active Lifecycle Funds

Years to Target Date	U.S. Equity	International Equity	Fixed-Income	Short-term Fixed-Income	Inflation- Protected Assets
45	67.50	22.50	10.00	-	-
40	67.50	22.50	10.00	-	-
35	67.50	22.50	10.00	-	-
30	67.50	22.50	10.00	-	-
25	67.50	22.50	10.00	-	-
20	61.50	20.50	18.00	-	-
15	55.50	18.50	26.00	-	-
10	49.50	16.50	30.00	2.00	2.00
5	43.50	14.50	34.00	4.00	4.00
0	37.50	12.50	38.00	6.00	6.00
-5	33.75	11.25	39.00	8.00	8.00
-10	30.00	10.00	40.00	10.00	10.00
-15	30.00	10.00	40.00	10.00	10.00
-20	30.00	10.00	40.00	10.00	10.00
-25	30.00	10.00	40.00	10.00	10.00
-30	30.00	10.00	40.00	10.00	10.00

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Retirement Income Fund is contained in the prospectus for that fund.

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund or the Underlying Funds typically is subject to the following principal investment risks:

· Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

· Equity Investments Risk—A significant portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity investments. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity investments. Equity investments generally have greater price volatility than fixed income instruments.

· Market Risk—The risk that market prices of investments held by an Underlying Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions. Market risk may affect a single issuer, industry or sector of the economy, or it may affect the market as a whole.

· Issuer Risk (often called Financial Risk)—The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of its financial instruments over short or extended periods of time.

· Style Risk—The risk that use of a particular investing style (such as growth or value investing) may fall out of favor in the marketplace for various periods of time and result in underperformance relative to the broader market sector or significant declines in the value of an Underlying Funds’ portfolio securities.

· Risks of Growth Investing—The risks that growth stocks can perform differently from the market as a whole and other types of stocks. Growth stocks can also be more volatile, and experience sharper price fluctuations, than other stocks.

· Risks of Value Investing—The risks that value stocks can perform differently from the market as a whole and other types of stocks. Value stocks can also continue to be undervalued by the market for long periods of time.

· Large-Cap Risk—The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

· Mid-Cap Risk—The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume and less liquidity than the stocks of larger, more established companies.

· Small-Cap Risk—The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

· Foreign Investment Risk—Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from financial instruments of U.S. issuers. This risk may be heightened in emerging or developing markets. Foreign investments may also be less liquid and more difficult to value than investments in U.S. issuers.

· Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their financial markets may be very small, share prices of financial instruments in emerging market countries may be volatile and difficult to determine. Financial instruments of issuers in these countries may be less liquid than those of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

· Enhanced Index Risk—Certain Underlying Funds that are enhanced index funds may also underperform their benchmark indices due to differences between the investments of the Underlying Funds and their respective benchmark indices.

· Quantitative Analysis Risk—The risk that stocks selected by the Fund’s or an Underlying Fund’s investment adviser using quantitative modeling and analysis could perform differently from the market as a whole.

· Fixed-Income Investments Risk—A significant portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed-income investments. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed-income investments.

· Income Volatility Risk—The risk that the level of current income from a portfolio of fixed-income investments declines in certain interest rate environments.

· Credit Risk (a type of Issuer Risk)—The risk that the issuer of bonds may not be able or willing to meet interest or principal payments when the bonds become due.

· Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—The risk that volatile or dramatic reductions in trading activity make it difficult for an Underlying Fund to properly value its investments and that an Underlying Fund may not be able to purchase or sell an investment at an attractive price, if at all.

· Call Risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in an Underlying Fund’s income.

· Interest Rate Risk (a type of Market Risk)—The risk that increases in interest rates can cause the prices of fixed-income investments to decline. This risk is heightened to the extent the Fund invests in longer duration fixed-income investments.

· Prepayment Risk—The risk that during periods of falling interest rates, borrowers may pay off their mortgage loans sooner than expected, forcing an Underlying Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

· Extension Risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

· Special Risks for Inflation-Indexed Bonds—The risk that interest payments on, or market values of, inflation-indexed investments decline because of a decline in inflation (or deflation) or changes in investors’ and/or the market’s inflation expectations. In addition, inflation indices may not reflect the true rate of inflation.

· Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Underlying Fund Risk—The ability of the Fund to achieve its investment objective will depend upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

· Derivatives Risk—The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. An Underlying Fund may use futures and options, and an Underlying Fund may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk. When investing in derivatives, the Fund may lose more than the principal amount invested.

There can be no assurances that the Fund or an Underlying Fund's will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

PAST PERFORMANCE

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Retirement Class. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of a broad-based securities market index and a composite index based on the Fund’s target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by the Fund’s investment adviser to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle 2030 Fund

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2011, was 5.44%.

Best quarter: 16.62%, for the quarter ended June 30, 2009. Worst quarter: -19.05%, for the quarter ended December 31, 2008.

AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
Average Annual Total Returns TIAA-CREF Lifecycle 2030 Fund		1 Year	5 Years		Since Inception		Inception Date
Retirement Class		14.39%	2.37%		4.13%		Oct 15, 2004
Retirement Class After Taxes on Distributions		13.83%	1.80%		3.39%
Retirement Class After Taxes on Distributions and Sales		9.56%	1.79%		3.21%
Institutional Class		14.74%	2.57%	[1]	4.31%	[1]	Jan 17, 2007
Premier Class		14.44%	2.38%	[1]	4.14%	[1]	Sep 30, 2009
Russell 3000�� Index (reflects no deductions for fees, expenses or taxes)		16.93%	2.74%		4.88%	[2]
Lifecycle 2030 Fund Composite Index (reflects no deductions for fees, expenses or taxes)	[3]	13.41%	2.57%		4.35%	[2]
[1]	The performance shown for the Institutional Class and Premier Class that is prior to their inception dates is based on performance of the Fund's Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional Class and Premier Class.
[2]	The performance above is calculated from the Retirement Class inception date.
[3]	As of the close of business on December 31, 2010, the Lifecycle 2030 Fund Composite Index consisted of: 60.9% Russell 3000 Index; 20.3% MSCI EAFE Index; and 18.8% Barclays Capital U.S. Aggregate Bond Index. The Fund's composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark's performance may vary over time.

Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

TIAA-CREF Lifecycle 2035 Fund
RISK/RETURN
INVESTMENT OBJECTIVE
The Lifecycle 2035 Fund seeks high total return over time through a combination of capital appreciation and income.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Shareholder Fees TIAA-CREF Lifecycle 2035 Fund (USD $)	Retirement Class	Premier Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	none	none	none
Maximum Deferred Sales Charge	none	none	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	none	none	none
Redemption or Exchange Fee	none	none	none
Maximum Account Fee	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses TIAA-CREF Lifecycle 2035 Fund		Retirement Class	Premier Class	Institutional Class
Management Fees		0.10%	0.10%	0.10%
Distribution (Rule 12b-1) Fees	[1]	0.05%	0.15%
Other Expenses		0.30%	0.05%	0.05%
Acquired Fund Fees and Expenses	[2]	0.45%	0.45%	0.45%
Total Annual Fund Operating Expenses		0.90%	0.75%	0.60%
Waivers and Expense Reimbursements	[3][4]	0.20%	0.15%	0.15%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.70%	0.60%	0.45%
[1]	The Retirement Class of the Fund has adopted a Distribution (12b-1) Plan that compensates the Fund's distributor, Teachers Personal Investors Services, Inc. ("TPIS"), for its expenses in providing distribution, promotional and/or shareholder services to Retirement Class shares at the annual rate of 0.05% of average daily net assets attributable to Retirement Class shares. In addition, TPIS has contractually agreed not to seek payment of this fee under the Plan for Retirement Class shares through September 30, 2012, unless changed with approval of the Board of Trustees.
[2]	"Acquired Fund Fees and Expenses" are the Fund's proportionate amount of the expenses of any investment companies or pools in which it invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because "Acquired Fund Fees and Expenses" are included in the chart above, the Fund's operating expenses here will not correlate with the expenses included in the Financial Highlights in this Prospectus and the Fund's May 31, 2011 annual report.
[3]	Advisors has contractually agreed to waive the Fund's Management Fees equal to, on an annual basis, 0.10%. This waiver will remain in effect through September 30, 2012, unless changed with approval of the Board of Trustees.
[4]	Under the Fund's expense reimbursement arrangements, the Fund's investment adviser, Teachers Advisors, Inc. ("Advisors"), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.25% of average daily net assets for Retirement Class shares; (ii) 0.15% of average daily net assets for Premier Class shares; and (iii) 0.00% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2012, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example TIAA-CREF Lifecycle 2035 Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Retirement Class	72	267	479	1,089
Premier Class	61	225	402	916
Institutional Class	46	177	320	736

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended September 30, 2010, the Fund’s portfolio turnover rate was 11% of the average value of its portfolio. During the eight-month fiscal period ended May 31, 2011, the Fund’s portfolio turnover rate was 7% (not annualized) of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the TIAA-CREF Funds and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire within a few years of 2035.

The Fund expects to allocate approximately 88.40% of its assets to equity Underlying Funds and 11.60% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to 10% from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually becomes more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in The Fund’s target retirement year of 2035 and reaching the Fund’s final target allocation of approximately 40% equity/60% fixed-income at some point from 2042 to 2045. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2012, which will change over time, are approximately as follows: U.S. Equity: 65.10%; International Equity: 21.70%; Fixed-Income: 13.20%; Short-Term Fixed-Income: 0.00%; and Inflation-Protected Assets: 0.00%.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Enhanced Large-Cap Growth Index Fund and Enhanced Large-Cap Value Index Fund (U.S. Equity); International Equity Fund, Enhanced International Equity Index Fund and Emerging Markets Equity Fund (International Equity); Bond Fund, Bond Plus Fund and High-Yield Fund (Fixed-Income); Short-Term Bond Fund and Money Market Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2011, are listed in the chart below. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	88.63%	U.S. Equity	66.27%	· Large-Cap Growth Fund	12.33%
				· Enhanced Large-Cap Growth Index Fund	12.22%
				· Enhanced Large-Cap Value Index Fund	12.03%
				· Large-Cap Value Fund	12.00%
				· Growth & Income Fund	10.32%
				· Small-Cap Equity Fund	5.54%
				· Mid-Cap Value Fund	0.95%
				· Mid-Cap Growth Fund	0.88%
		International Equity	22.36%	· Enhanced International Equity Index Fund	8.41%
				· International Equity Fund	8.32%
				· Emerging Markets Equity Fund	5.63%
FIXED-INCOME	11.37%	Fixed-Income	11.37%	· Bond Plus Fund	5.94%
				· High-Yield Fund	3.98%
				· Bond Fund	1.45%
Total	100.00%	100.00%		100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

TIAA-CREF Active Lifecycle Funds

Years to Target Date	U.S. Equity	International Equity	Fixed-Income	Short-term Fixed-Income	Inflation- Protected Assets
45	67.50	22.50	10.00	-	-
40	67.50	22.50	10.00	-	-
35	67.50	22.50	10.00	-	-
30	67.50	22.50	10.00	-	-
25	67.50	22.50	10.00	-	-
20	61.50	20.50	18.00	-	-
15	55.50	18.50	26.00	-	-
10	49.50	16.50	30.00	2.00	2.00
5	43.50	14.50	34.00	4.00	4.00
0	37.50	12.50	38.00	6.00	6.00
-5	33.75	11.25	39.00	8.00	8.00
-10	30.00	10.00	40.00	10.00	10.00
-15	30.00	10.00	40.00	10.00	10.00
-20	30.00	10.00	40.00	10.00	10.00
-25	30.00	10.00	40.00	10.00	10.00
-30	30.00	10.00	40.00	10.00	10.00

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Retirement Income Fund is contained in the prospectus for that fund.

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund or the Underlying Funds typically is subject to the following principal investment risks:

· Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

· Equity Investments Risk—A significant portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity investments. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity investments. Equity investments generally have greater price volatility than fixed income instruments.

· Market Risk—The risk that market prices of investments held by an Underlying Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions. Market risk may affect a single issuer, industry or sector of the economy, or it may affect the market as a whole.

· Issuer Risk (often called Financial Risk)—The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of its financial instruments over short or extended periods of time.

· Style Risk—The risk that use of a particular investing style (such as growth or value investing) may fall out of favor in the marketplace for various periods of time and result in underperformance relative to the broader market sector or significant declines in the value of an Underlying Funds’ portfolio securities.

· Risks of Growth Investing—The risks that growth stocks can perform differently from the market as a whole and other types of stocks. Growth stocks can also be more volatile, and experience sharper price fluctuations, than other stocks.

· Risks of Value Investing—The risks that value stocks can perform differently from the market as a whole and other types of stocks. Value stocks can also continue to be undervalued by the market for long periods of time.

· Large-Cap Risk—The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

· Mid-Cap Risk—The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume and less liquidity than the stocks of larger, more established companies.

· Small-Cap Risk—The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

· Foreign Investment Risk—Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from financial instruments of U.S. issuers. This risk may be heightened in emerging or developing markets. Foreign investments may also be less liquid and more difficult to value than investments in U.S. issuers.

· Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their financial markets may be very small, share prices of financial instruments in emerging market countries may be volatile and difficult to determine. Financial instruments of issuers in these countries may be less liquid than those of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

· Enhanced Index Risk—Certain Underlying Funds that are enhanced index funds may also underperform their benchmark indices due to differences between the investments of the Underlying Funds and their respective benchmark indices.

· Quantitative Analysis Risk—The risk that stocks selected by the Fund’s or an Underlying Fund’s investment adviser using quantitative modeling and analysis could perform differently from the market as a whole.

· Fixed-Income Investments Risk—A significant portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed-income investments. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed-income investments.

· Income Volatility Risk—The risk that the level of current income from a portfolio of fixed-income investments declines in certain interest rate environments.

· Credit Risk (a type of Issuer Risk)—The risk that the issuer of bonds may not be able or willing to meet interest or principal payments when the bonds become due.

· Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—The risk that volatile or dramatic reductions in trading activity make it difficult for an Underlying Fund to properly value its investments and that an Underlying Fund may not be able to purchase or sell an investment at an attractive price, if at all.

· Call Risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in an Underlying Fund’s income.

· Interest Rate Risk (a type of Market Risk)—The risk that increases in interest rates can cause the prices of fixed-income investments to decline. This risk is heightened to the extent the Fund invests in longer duration fixed-income investments.

· Prepayment Risk—The risk that during periods of falling interest rates, borrowers may pay off their mortgage loans sooner than expected, forcing an Underlying Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

· Extension Risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

· Special Risks for Inflation-Indexed Bonds—The risk that interest payments on, or market values of, inflation-indexed investments decline because of a decline in inflation (or deflation) or changes in investors’ and/or the market’s inflation expectations. In addition, inflation indices may not reflect the true rate of inflation.

· Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Underlying Fund Risk—The ability of the Fund to achieve its investment objective will depend upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

· Derivatives Risk—The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. An Underlying Fund may use futures and options, and an Underlying Fund may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk. When investing in derivatives, the Fund may lose more than the principal amount invested.

There can be no assurances that the Fund or an Underlying Fund's will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

PAST PERFORMANCE

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Retirement Class. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of a broad-based securities market index and a composite index based on the Fund’s target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by the Fund’s investment adviser to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle 2035 Fund

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2011, was 5.68%.

Best quarter: 17.55%, for the quarter ended June 30, 2009. Worst quarter: -20.30%, for the quarter ended December 31, 2008.

AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
Average Annual Total Returns TIAA-CREF Lifecycle 2035 Fund		1 Year	5 Years		Since Inception		Inception Date
Retirement Class		15.02%	2.39%		4.27%		Oct 15, 2004
Retirement Class After Taxes on Distributions		14.52%	1.85%		3.53%
Retirement Class After Taxes on Distributions and Sales		9.98%	1.82%		3.34%
Institutional Class		15.26%	2.60%	[1]	4.44%	[1]	Jan 17, 2007
Premier Class		15.20%	2.45%	[1]	4.32%	[1]	Sep 30, 2009
Russell 3000�� Index (reflects no deductions for fees, expenses or taxes)		16.93%	2.74%		4.88%	[2]
Lifecycle 2035 Fund Composite Index (reflects no deductions for fees, expenses or taxes)	[3]	13.98%	2.57%		4.47%	[2]
[1]	The performance shown for the Institutional Class and Premier Class that is prior to their inception dates is based on performance of the Fund's Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional Class and Premier Class.
[2]	The performance above is calculated from the Retirement Class inception date.
[3]	As of the close of business on December 31, 2010, the Lifecycle 2035 Fund Composite Index consisted of: 66.9% Russell 3000 Index; 22.3% MSCI EAFE Index; and 10.8% Barclays Capital U.S. Aggregate Bond Index. The Fund's composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark's performance may vary over time.

Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

TIAA-CREF Lifecycle 2040 Fund
RISK/RETURN
INVESTMENT OBJECTIVE
The Lifecycle 2040 Fund seeks high total return over time through a combination of capital appreciation and income.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Shareholder Fees TIAA-CREF Lifecycle 2040 Fund (USD $)	Retirement Class	Premier Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	none	none	none
Maximum Deferred Sales Charge	none	none	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	none	none	none
Redemption or Exchange Fee	none	none	none
Maximum Account Fee	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses TIAA-CREF Lifecycle 2040 Fund		Retirement Class	Premier Class	Institutional Class
Management Fees		0.10%	0.10%	0.10%
Distribution (Rule 12b-1) Fees	[1]	0.05%	0.15%
Other Expenses		0.30%	0.05%	0.05%
Acquired Fund Fees and Expenses	[2]	0.45%	0.45%	0.45%
Total Annual Fund Operating Expenses		0.90%	0.75%	0.60%
Waivers and Expense Reimbursements	[3][4]	0.20%	0.15%	0.15%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.70%	0.60%	0.45%
[1]	The Retirement Class of the Fund has adopted a Distribution (12b-1) Plan that compensates the Fund's distributor, Teachers Personal Investors Services, Inc. ("TPIS"), for its expenses in providing distribution, promotional and/or shareholder services to Retirement Class shares at the annual rate of 0.05% of average daily net assets attributable to Retirement Class shares. In addition, TPIS has contractually agreed not to seek payment of this fee under the Plan for Retirement Class shares through September 30, 2012, unless changed with approval of the Board of Trustees.
[2]	"Acquired Fund Fees and Expenses" are the Fund's proportionate amount of the expenses of any investment companies or pools in which it invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because "Acquired Fund Fees and Expenses" are included in the chart above, the Fund's operating expenses here will not correlate with the expenses included in the Financial Highlights in this Prospectus and the Fund's May 31, 2011 annual report.
[3]	Advisors has contractually agreed to waive the Fund's Management Fees equal to, on an annual basis, 0.10%. This waiver will remain in effect through September 30, 2012, unless changed with approval of the Board of Trustees.
[4]	Under the Fund's expense reimbursement arrangements, the Fund's investment adviser, Teachers Advisors, Inc. ("Advisors"), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.25% of average daily net assets for Retirement Class shares; (ii) 0.15% of average daily net assets for Premier Class shares; and (iii) 0.00% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2012, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example TIAA-CREF Lifecycle 2040 Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Retirement Class	72	267	479	1,089
Premier Class	61	225	402	916
Institutional Class	46	177	320	736

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended September 30, 2010, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio. During the eight-month fiscal period ended May 31, 2011, the Fund’s portfolio turnover rate was 8% (not annualized) of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the TIAA-CREF Funds and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire within a few years of 2040.

The Fund expects to allocate approximately 90.00% of its assets to equity Underlying Funds and 10.00% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to 10% from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in The Fund’s target retirement year of 2040 and reaching the Fund’s final target allocation of approximately 40% equity/60% fixed-income at some point from 2047 to 2050. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2012, which will change over time, are approximately as follows: U.S. Equity: 67.50%; International Equity: 22.50%; Fixed-Income: 10.00%; Short-Term Fixed-Income: 0.00%; and Inflation-Protected Assets: 0.00%.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Enhanced Large-Cap Growth Index Fund and Enhanced Large-Cap Value Index Fund (U.S. Equity); International Equity Fund, Enhanced International Equity Index Fund and Emerging Markets Equity Fund (International Equity); Bond Fund, Bond Plus Fund and High-Yield Fund (Fixed-Income); Short-Term Bond Fund and Money Market Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2011, are listed in the chart below. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	90.08%	U.S. Equity	67.35%	· Large-Cap Growth Fund	12.48%
				· Enhanced Large-Cap Growth Index Fund	12.40%
				· Enhanced Large-Cap Value Index Fund	12.26%
				· Large-Cap Value Fund	12.21%
				· Growth & Income Fund	10.51%
				· Small-Cap Equity Fund	5.64%
				· Mid-Cap Value Fund	0.95%
				· Mid-Cap Growth Fund	0.90%
		International Equity	22.73%	· Enhanced International Equity Index Fund	8.55%
				· International Equity Fund	8.46%
				· Emerging Markets Equity Fund	5.72%
FIXED-INCOME	9.92%	Fixed-Income	9.92%	· Bond Plus Fund	5.94%
				· High-Yield Fund	3.98%
Total	100.00%	100.00%		100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

TIAA-CREF Active Lifecycle Funds

Years to Target Date	U.S. Equity	International Equity	Fixed-Income	Short-term Fixed-Income	Inflation- Protected Assets
45	67.50	22.50	10.00	-	-
40	67.50	22.50	10.00	-	-
35	67.50	22.50	10.00	-	-
30	67.50	22.50	10.00	-	-
25	67.50	22.50	10.00	-	-
20	61.50	20.50	18.00	-	-
15	55.50	18.50	26.00	-	-
10	49.50	16.50	30.00	2.00	2.00
5	43.50	14.50	34.00	4.00	4.00
0	37.50	12.50	38.00	6.00	6.00
-5	33.75	11.25	39.00	8.00	8.00
-10	30.00	10.00	40.00	10.00	10.00
-15	30.00	10.00	40.00	10.00	10.00
-20	30.00	10.00	40.00	10.00	10.00
-25	30.00	10.00	40.00	10.00	10.00
-30	30.00	10.00	40.00	10.00	10.00

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Retirement Income Fund is contained in the prospectus for that fund.

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund or the Underlying Funds typically is subject to the following principal investment risks:

· Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

· Equity Investments Risk—A significant portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity investments. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity investments. Equity investments generally have greater price volatility than fixed income instruments.

· Market Risk—The risk that market prices of investments held by an Underlying Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions. Market risk may affect a single issuer, industry or sector of the economy, or it may affect the market as a whole.

· Issuer Risk (often called Financial Risk)—The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of its financial instruments over short or extended periods of time.

· Style Risk—The risk that use of a particular investing style (such as growth or value investing) may fall out of favor in the marketplace for various periods of time and result in underperformance relative to the broader market sector or significant declines in the value of an Underlying Funds’ portfolio securities.

· Risks of Growth Investing—The risks that growth stocks can perform differently from the market as a whole and other types of stocks. Growth stocks can also be more volatile, and experience sharper price fluctuations, than other stocks.

· Risks of Value Investing—The risks that value stocks can perform differently from the market as a whole and other types of stocks. Value stocks can also continue to be undervalued by the market for long periods of time.

· Large-Cap Risk—The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

· Mid-Cap Risk—The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume and less liquidity than the stocks of larger, more established companies.

· Small-Cap Risk—The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

· Foreign Investment Risk—Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from financial instruments of U.S. issuers. This risk may be heightened in emerging or developing markets. Foreign investments may also be less liquid and more difficult to value than investments in U.S. issuers.

· Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their financial markets may be very small, share prices of financial instruments in emerging market countries may be volatile and difficult to determine. Financial instruments of issuers in these countries may be less liquid than those of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

· Enhanced Index Risk—Certain Underlying Funds that are enhanced index funds may also underperform their benchmark indices due to differences between the investments of the Underlying Funds and their respective benchmark indices.

· Quantitative Analysis Risk—The risk that stocks selected by the Fund’s or an Underlying Fund’s investment adviser using quantitative modeling and analysis could perform differently from the market as a whole.

· Fixed-Income Investments Risk—A significant portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed-income investments. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed-income investments.

· Income Volatility Risk—The risk that the level of current income from a portfolio of fixed-income investments declines in certain interest rate environments.

· Credit Risk (a type of Issuer Risk)—The risk that the issuer of bonds may not be able or willing to meet interest or principal payments when the bonds become due.

· Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—The risk that volatile or dramatic reductions in trading activity make it difficult for an Underlying Fund to properly value its investments and that an Underlying Fund may not be able to purchase or sell an investment at an attractive price, if at all.

· Call Risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in an Underlying Fund’s income.

· Interest Rate Risk (a type of Market Risk)—The risk that increases in interest rates can cause the prices of fixed-income investments to decline. This risk is heightened to the extent the Fund invests in longer duration fixed-income investments.

· Prepayment Risk—The risk that during periods of falling interest rates, borrowers may pay off their mortgage loans sooner than expected, forcing an Underlying Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

· Extension Risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

· Special Risks for Inflation-Indexed Bonds—The risk that interest payments on, or market values of, inflation-indexed investments decline because of a decline in inflation (or deflation) or changes in investors’ and/or the market’s inflation expectations. In addition, inflation indices may not reflect the true rate of inflation.

· Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Underlying Fund Risk—The ability of the Fund to achieve its investment objective will depend upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

· Derivatives Risk—The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. An Underlying Fund may use futures and options, and an Underlying Fund may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk. When investing in derivatives, the Fund may lose more than the principal amount invested.

There can be no assurances that the Fund or an Underlying Fund's will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

PAST PERFORMANCE

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Retirement Class. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of a broad-based securities market index and a composite index based on the Fund’s target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by the Fund’s investment adviser to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle 2040 Fund

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2011, was 5.58%.

Best quarter: 17.54%, for the quarter ended June 30, 2009. Worst quarter: -20.27%, for the quarter ended December 31, 2008.

AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
Average Annual Total Returns TIAA-CREF Lifecycle 2040 Fund		1 Year	5 Years		Since Inception		Inception Date
Retirement Class		15.21%	2.68%		4.63%		Oct 15, 2004
Retirement Class After Taxes on Distributions		14.72%	2.14%		3.89%
Retirement Class After Taxes on Distributions and Sales		10.11%	2.07%		3.66%
Institutional Class		15.45%	2.88%	[1]	4.80%	[1]	Jan 17, 2007
Premier Class		15.27%	2.70%	[1]	4.65%	[1]	Sep 30, 2009
Russell 3000�� Index (reflects no deductions for fees, expenses or taxes)		16.93%	2.74%		4.88%	[2]
Lifecycle 2040 Fund Composite Index (reflects no deductions for fees, expenses or taxes)	[3]	14.07%	2.78%		4.76%	[2]
[1]	The performance shown for the Institutional Class and Premier Class that is prior to their inception dates is based on performance of the Fund's Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional Class and Premier Class.
[2]	The performance above is calculated from the Retirement Class inception date.
[3]	As of the close of business on December 31, 2010, the Lifecycle 2040 Fund Composite Index consisted of: 67.5% Russell 3000 Index; 22.5% MSCI EAFE Index; and 10.0% Barclays Capital U.S. Aggregate Bond Index. The Fund's composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark's performance may vary over time.

Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

TIAA-CREF Lifecycle 2045 Fund
RISK/RETURN
INVESTMENT OBJECTIVE
The Lifecycle 2045 Fund seeks high total return over time through a combination of capital appreciation and income.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Shareholder Fees TIAA-CREF Lifecycle 2045 Fund (USD $)	Retirement Class	Premier Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	none	none	none
Maximum Deferred Sales Charge	none	none	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	none	none	none
Redemption or Exchange Fee	none	none	none
Maximum Account Fee	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses TIAA-CREF Lifecycle 2045 Fund		Retirement Class	Premier Class	Institutional Class
Management Fees		0.10%	0.10%	0.10%
Distribution (Rule 12b-1) Fees	[1]	0.05%	0.15%
Other Expenses		0.34%	0.09%	0.09%
Acquired Fund Fees and Expenses	[2]	0.46%	0.46%	0.46%
Total Annual Fund Operating Expenses		0.95%	0.80%	0.65%
Waivers and Expense Reimbursements	[3][4]	0.24%	0.19%	0.19%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.71%	0.61%	0.46%
[1]	The Retirement Class of the Fund has adopted a Distribution (12b-1) Plan that compensates the Fund's distributor, Teachers Personal Investors Services, Inc. ("TPIS"), for its expenses in providing distribution, promotional and/or shareholder services to Retirement Class shares at the annual rate of 0.05% of average daily net assets attributable to Retirement Class shares. In addition, TPIS has contractually agreed not to seek payment of this fee under the Plan for Retirement Class shares through September 30, 2012, unless changed with approval of the Board of Trustees.
[2]	"Acquired Fund Fees and Expenses" are the Fund's proportionate amount of the expenses of any investment companies or pools in which it invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because "Acquired Fund Fees and Expenses" are included in the chart above, the Fund's operating expenses here will not correlate with the expenses included in the Financial Highlights in this Prospectus and the Fund's May 31, 2011 annual report.
[3]	Advisors has contractually agreed to waive the Fund's Management Fees equal to, on an annual basis, 0.10%. This waiver will remain in effect through September 30, 2012, unless changed with approval of the Board of Trustees.
[4]	Under the Fund's expense reimbursement arrangements, the Fund's investment adviser, Teachers Advisors, Inc. ("Advisors"), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.25% of average daily net assets for Retirement Class shares; (ii) 0.15% of average daily net assets for Premier Class shares; and (iii) 0.00% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2012, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example TIAA-CREF Lifecycle 2045 Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Retirement Class	73	279	502	1,144
Premier Class	62	236	426	972
Institutional Class	47	189	343	792

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended September 30, 2010, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio. During the eight-month fiscal period ended May 31, 2011, the Fund’s portfolio turnover rate was 8% (not annualized) of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the TIAA-CREF Funds and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire within a few years of 2045.

The Fund expects to allocate approximately 90.00% of its assets to equity Underlying Funds and 10.00% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to 10% from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in The Fund’s target retirement year of 2045 and reaching the Fund’s final target allocation of approximately 40% equity/60% fixed-income at some point from 2052 to 2055. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2012, which will change over time, are approximately as follows: U.S. Equity: 67.50%; International Equity: 22.50%; Fixed-Income: 10.00%; Short-Term Fixed-Income: 0.00%; and Inflation-Protected Assets: 0.00%.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Enhanced Large-Cap Growth Index Fund and Enhanced Large-Cap Value Index Fund (U.S. Equity); International Equity Fund, Enhanced International Equity Index Fund and Emerging Markets Equity Fund (International Equity); Bond Fund, Bond Plus Fund and High-Yield Fund (Fixed-Income); Short-Term Bond Fund and Money Market Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2011, are listed in the chart below. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	90.09%	U.S. Equity	67.47%	· Large-Cap Growth Fund	12.38%
				· Enhanced Large-Cap Value Index Fund	12.37%
				· Large-Cap Value Fund	12.37%
				· Enhanced Large-Cap Growth Index Fund	12.33%
				· Growth & Income Fund	10.53%
				· Small-Cap Equity Fund	5.64%
				· Mid-Cap Value Fund	0.94%
				· Mid-Cap Growth Fund	0.91%
		International Equity	22.62%	· Enhanced International Equity Index Fund	8.40%
				· International Equity Fund	8.39%
				· Emerging Markets Equity Fund	5.83%
FIXED-INCOME	9.91%	Fixed-Income	9.91%	· Bond Plus Fund	5.93%
				· High-Yield Fund	3.98%
Total	100.00%	100.00%		100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

TIAA-CREF Active Lifecycle Funds

Years to Target Date	U.S. Equity	International Equity	Fixed-Income	Short-term Fixed-Income	Inflation- Protected Assets
45	67.50	22.50	10.00	-	-
40	67.50	22.50	10.00	-	-
35	67.50	22.50	10.00	-	-
30	67.50	22.50	10.00	-	-
25	67.50	22.50	10.00	-	-
20	61.50	20.50	18.00	-	-
15	55.50	18.50	26.00	-	-
10	49.50	16.50	30.00	2.00	2.00
5	43.50	14.50	34.00	4.00	4.00
0	37.50	12.50	38.00	6.00	6.00
-5	33.75	11.25	39.00	8.00	8.00
-10	30.00	10.00	40.00	10.00	10.00
-15	30.00	10.00	40.00	10.00	10.00
-20	30.00	10.00	40.00	10.00	10.00
-25	30.00	10.00	40.00	10.00	10.00
-30	30.00	10.00	40.00	10.00	10.00

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Retirement Income Fund is contained in the prospectus for that fund.

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund or the Underlying Funds typically is subject to the following principal investment risks:

· Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

· Equity Investments Risk—A significant portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity investments. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity investments. Equity investments generally have greater price volatility than fixed income instruments.

· Market Risk—The risk that market prices of investments held by an Underlying Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions. Market risk may affect a single issuer, industry or sector of the economy, or it may affect the market as a whole.

· Issuer Risk (often called Financial Risk)—The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of its financial instruments over short or extended periods of time.

· Style Risk—The risk that use of a particular investing style (such as growth or value investing) may fall out of favor in the marketplace for various periods of time and result in underperformance relative to the broader market sector or significant declines in the value of an Underlying Funds’ portfolio securities.

· Risks of Growth Investing—The risks that growth stocks can perform differently from the market as a whole and other types of stocks. Growth stocks can also be more volatile, and experience sharper price fluctuations, than other stocks.

· Risks of Value Investing—The risks that value stocks can perform differently from the market as a whole and other types of stocks. Value stocks can also continue to be undervalued by the market for long periods of time.

· Large-Cap Risk—The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

· Mid-Cap Risk—The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume and less liquidity than the stocks of larger, more established companies.

· Small-Cap Risk—The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

· Foreign Investment Risk—Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from financial instruments of U.S. issuers. This risk may be heightened in emerging or developing markets. Foreign investments may also be less liquid and more difficult to value than investments in U.S. issuers.

· Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their financial markets may be very small, share prices of financial instruments in emerging market countries may be volatile and difficult to determine. Financial instruments of issuers in these countries may be less liquid than those of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

· Enhanced Index Risk—Certain Underlying Funds that are enhanced index funds may also underperform their benchmark indices due to differences between the investments of the Underlying Funds and their respective benchmark indices.

· Quantitative Analysis Risk—The risk that stocks selected by the Fund’s or an Underlying Fund’s investment adviser using quantitative modeling and analysis could perform differently from the market as a whole.

· Fixed-Income Investments Risk—A significant portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed-income investments. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed-income investments.

· Income Volatility Risk—The risk that the level of current income from a portfolio of fixed-income investments declines in certain interest rate environments.

· Credit Risk (a type of Issuer Risk)—The risk that the issuer of bonds may not be able or willing to meet interest or principal payments when the bonds become due.

· Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—The risk that volatile or dramatic reductions in trading activity make it difficult for an Underlying Fund to properly value its investments and that an Underlying Fund may not be able to purchase or sell an investment at an attractive price, if at all.

· Call Risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in an Underlying Fund’s income.

· Interest Rate Risk (a type of Market Risk)—The risk that increases in interest rates can cause the prices of fixed-income investments to decline. This risk is heightened to the extent the Fund invests in longer duration fixed-income investments.

· Prepayment Risk—The risk that during periods of falling interest rates, borrowers may pay off their mortgage loans sooner than expected, forcing an Underlying Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

· Extension Risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

· Special Risks for Inflation-Indexed Bonds—The risk that interest payments on, or market values of, inflation-indexed investments decline because of a decline in inflation (or deflation) or changes in investors’ and/or the market’s inflation expectations. In addition, inflation indices may not reflect the true rate of inflation.

· Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Underlying Fund Risk—The ability of the Fund to achieve its investment objective will depend upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

· Derivatives Risk—The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. An Underlying Fund may use futures and options, and an Underlying Fund may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk. When investing in derivatives, the Fund may lose more than the principal amount invested.

There can be no assurances that the Fund or an Underlying Fund's will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

PAST PERFORMANCE

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Retirement Class. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of a broad-based securities market index and a composite index based on the Fund’s target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by the Fund’s investment adviser to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle 2045 Fund

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2011, was 5.54%.

Best quarter: 17.33%, for the quarter ended June 30, 2009. Worst quarter: -21.15%, for the quarter ended December 31, 2008.

AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
Average Annual Total Returns TIAA-CREF Lifecycle 2045 Fund		1 Year	Since Inception		Inception Date
Retirement Class		15.10%	(3.35%)		Nov 30, 2007
Retirement Class After Taxes on Distributions		14.62%	(3.96%)
Retirement Class After Taxes on Distributions and Sales		10.04%	(3.09%)
Institutional Class		15.40%	(3.11%)		Nov 30, 2007
Premier Class		15.21%	(3.30%)	[1]	Sep 30, 2009
Russell 3000�� Index (reflects no deductions for fees, expenses or taxes)		16.93%	(2.15%)	[2]
Lifecycle 2045 Fund Composite Index (reflects no deductions for fees, expenses or taxes)	[3]	14.07%	(2.31%)	[2]
[1]	The performance shown for the Premier Class that is prior to its inception date is based on performance of the Fund's Retirement Class. The performance for these periods has not been restated to reflect lower expenses of the Premier Class.
[2]	The performance above is calculated from the Retirement Class inception date.
[3]	As of the close of business on December 31, 2010, the Lifecycle 2045 Fund Composite Index consisted of: 67.5% Russell 3000 Index; 22.5% MSCI EAFE Index; and 10.0% Barclays Capital U.S. Aggregate Bond Index. The Fund's composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark's performance may vary over time.

Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

TIAA-CREF Lifecycle 2050 Fund
RISK/RETURN
INVESTMENT OBJECTIVE
The Lifecycle 2050 Fund seeks high total return over time through a combination of capital appreciation and income.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Shareholder Fees TIAA-CREF Lifecycle 2050 Fund (USD $)	Retirement Class	Premier Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	none	none	none
Maximum Deferred Sales Charge	none	none	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	none	none	none
Redemption or Exchange Fee	none	none	none
Maximum Account Fee	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses TIAA-CREF Lifecycle 2050 Fund		Retirement Class	Premier Class	Institutional Class
Management Fees		0.10%	0.10%	0.10%
Distribution (Rule 12b-1) Fees	[1]	0.05%	0.15%
Other Expenses		0.38%	0.14%	0.14%
Acquired Fund Fees and Expenses	[2]	0.46%	0.46%	0.46%
Total Annual Fund Operating Expenses		0.99%	0.85%	0.70%
Waivers and Expense Reimbursements	[3][4]	0.28%	0.24%	0.24%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.71%	0.61%	0.46%
[1]	The Retirement Class of the Fund has adopted a Distribution (12b-1) Plan that compensates the Fund's distributor, Teachers Personal Investors Services, Inc. ("TPIS"), for its expenses in providing distribution, promotional and/or shareholder services to Retirement Class shares at the annual rate of 0.05% of average daily net assets attributable to Retirement Class shares. In addition, TPIS has contractually agreed not to seek payment of this fee under the Plan for Retirement Class shares through September 30, 2012, unless changed with approval of the Board of Trustees.
[2]	"Acquired Fund Fees and Expenses" are the Fund's proportionate amount of the expenses of any investment companies or pools in which it invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because "Acquired Fund Fees and Expenses" are included in the chart above, the Fund's operating expenses here will not correlate with the expenses included in the Financial Highlights in this Prospectus and the Fund's May 31, 2011 annual report.
[3]	Advisors has contractually agreed to waive the Fund's Management Fees equal to, on an annual basis, 0.10%. This waiver will remain in effect through September 30, 2012, unless changed with approval of the Board of Trustees.
[4]	Under the Fund's expense reimbursement arrangements, the Fund's investment adviser, Teachers Advisors, Inc. ("Advisors"), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.25% of average daily net assets for Retirement Class shares; (ii) 0.15% of average daily net assets for Premier Class shares; and (iii) 0.00% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2012, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example TIAA-CREF Lifecycle 2050 Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Retirement Class	73	287	520	1,188
Premier Class	62	247	448	1,027
Institutional Class	47	200	366	848

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended September 30, 2010, the Fund’s portfolio turnover rate was 24% of the average value of its portfolio. During the eight-month fiscal period ended May 31, 2011, the Fund’s portfolio turnover rate was 8% (not annualized) of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the TIAA-CREF Funds and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire within a few years of 2050.

The Fund expects to allocate approximately 90.00% of its assets to equity Underlying Funds and 10.00% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to 10% from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in The Fund’s target retirement year of 2050 and reaching the Fund’s final target allocation of approximately 40% equity/60% fixed-income at some point from 2057 to 2060. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2012, which will change over time, are approximately as follows: U.S. Equity: 67.50%; International Equity: 22.50%; Fixed-Income: 10.00%; Short-Term Fixed-Income: 0.00%; and Inflation-Protected Assets: 0.00%.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Enhanced Large-Cap Growth Index Fund and Enhanced Large-Cap Value Index Fund (U.S. Equity); International Equity Fund, Enhanced International Equity Index Fund and Emerging Markets Equity Fund (International Equity); Bond Fund, Bond Plus Fund and High-Yield Fund (Fixed-Income); Short-Term Bond Fund and Money Market Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2011, are listed in the chart below. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	90.08%	U.S. Equity	67.50%	· Enhanced Large-Cap Value Index Fund	12.47%
				· Large-Cap Value Fund	12.47%
				· Large-Cap Growth Fund	12.28%
				· Enhanced Large-Cap Growth Index Fund	12.26%
				· Growth & Income Fund	10.53%
				· Small-Cap Equity Fund	5.64%
				· Mid-Cap Value Fund	0.93%
				· Mid-Cap Growth Fund	0.92%
		International Equity	22.58%	· Enhanced International Equity Index Fund	8.39%
				· International Equity Fund	8.37%
				· Emerging Markets Equity Fund	5.82%
FIXED-INCOME	9.92%	Fixed-Income	9.92%	· Bond Plus Fund	5.94%
				· High-Yield Fund	3.98%
Total	100.00%	100.00%		100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

TIAA-CREF Active Lifecycle Funds

Years to Target Date	U.S. Equity	International Equity	Fixed-Income	Short-term Fixed-Income	Inflation- Protected Assets
45	67.50	22.50	10.00	-	-
40	67.50	22.50	10.00	-	-
35	67.50	22.50	10.00	-	-
30	67.50	22.50	10.00	-	-
25	67.50	22.50	10.00	-	-
20	61.50	20.50	18.00	-	-
15	55.50	18.50	26.00	-	-
10	49.50	16.50	30.00	2.00	2.00
5	43.50	14.50	34.00	4.00	4.00
0	37.50	12.50	38.00	6.00	6.00
-5	33.75	11.25	39.00	8.00	8.00
-10	30.00	10.00	40.00	10.00	10.00
-15	30.00	10.00	40.00	10.00	10.00
-20	30.00	10.00	40.00	10.00	10.00
-25	30.00	10.00	40.00	10.00	10.00
-30	30.00	10.00	40.00	10.00	10.00

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Retirement Income Fund is contained in the prospectus for that fund.

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund or the Underlying Funds typically is subject to the following principal investment risks:

· Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

· Equity Investments Risk—A significant portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity investments. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity investments. Equity investments generally have greater price volatility than fixed income instruments.

· Market Risk—The risk that market prices of investments held by an Underlying Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions. Market risk may affect a single issuer, industry or sector of the economy, or it may affect the market as a whole.

· Issuer Risk (often called Financial Risk)—The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of its financial instruments over short or extended periods of time.

· Style Risk—The risk that use of a particular investing style (such as growth or value investing) may fall out of favor in the marketplace for various periods of time and result in underperformance relative to the broader market sector or significant declines in the value of an Underlying Funds’ portfolio securities.

· Risks of Growth Investing—The risks that growth stocks can perform differently from the market as a whole and other types of stocks. Growth stocks can also be more volatile, and experience sharper price fluctuations, than other stocks.

· Risks of Value Investing—The risks that value stocks can perform differently from the market as a whole and other types of stocks. Value stocks can also continue to be undervalued by the market for long periods of time.

· Large-Cap Risk—The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

· Mid-Cap Risk—The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume and less liquidity than the stocks of larger, more established companies.

· Small-Cap Risk—The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

· Foreign Investment Risk—Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from financial instruments of U.S. issuers. This risk may be heightened in emerging or developing markets. Foreign investments may also be less liquid and more difficult to value than investments in U.S. issuers.

· Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their financial markets may be very small, share prices of financial instruments in emerging market countries may be volatile and difficult to determine. Financial instruments of issuers in these countries may be less liquid than those of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

· Enhanced Index Risk—Certain Underlying Funds that are enhanced index funds may also underperform their benchmark indices due to differences between the investments of the Underlying Funds and their respective benchmark indices.

· Quantitative Analysis Risk—The risk that stocks selected by the Fund’s or an Underlying Fund’s investment adviser using quantitative modeling and analysis could perform differently from the market as a whole.

· Fixed-Income Investments Risk—A significant portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed-income investments. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed-income investments.

· Income Volatility Risk—The risk that the level of current income from a portfolio of fixed-income investments declines in certain interest rate environments.

· Credit Risk (a type of Issuer Risk)—The risk that the issuer of bonds may not be able or willing to meet interest or principal payments when the bonds become due.

· Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—The risk that volatile or dramatic reductions in trading activity make it difficult for an Underlying Fund to properly value its investments and that an Underlying Fund may not be able to purchase or sell an investment at an attractive price, if at all.

· Call Risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in an Underlying Fund’s income.

· Interest Rate Risk (a type of Market Risk)—The risk that increases in interest rates can cause the prices of fixed-income investments to decline. This risk is heightened to the extent the Fund invests in longer duration fixed-income investments.

· Prepayment Risk—The risk that during periods of falling interest rates, borrowers may pay off their mortgage loans sooner than expected, forcing an Underlying Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

· Extension Risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

· Special Risks for Inflation-Indexed Bonds—The risk that interest payments on, or market values of, inflation-indexed investments decline because of a decline in inflation (or deflation) or changes in investors’ and/or the market’s inflation expectations. In addition, inflation indices may not reflect the true rate of inflation.

· Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Underlying Fund Risk—The ability of the Fund to achieve its investment objective will depend upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

· Derivatives Risk—The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. An Underlying Fund may use futures and options, and an Underlying Fund may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk. When investing in derivatives, the Fund may lose more than the principal amount invested.

There can be no assurances that the Fund or an Underlying Fund's will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

PAST PERFORMANCE

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Retirement Class. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of a broad-based securities market index and a composite index based on the Fund’s target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by the Fund’s investment adviser to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle 2050 Fund

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2011, was 5.57%.

Best quarter: 17.30%, for the quarter ended June 30, 2009. Worst quarter: -21.79%, for the quarter ended December 31, 2008.

AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
Average Annual Total Returns TIAA-CREF Lifecycle 2050 Fund		1 Year	Since Inception		Inception Date
Retirement Class		15.03%	(3.44%)		Nov 30, 2007
Retirement Class After Taxes on Distributions		14.43%	(4.06%)
Retirement Class After Taxes on Distributions and Sales		10.14%	(3.17%)
Institutional Class		15.32%	(3.19%)		Nov 30, 2007
Premier Class		15.13%	(3.43%)	[1]	Sep 30, 2009
Russell 3000�� Index (reflects no deductions for fees, expenses or taxes)		16.93%	(2.15%)	[2]
Lifecycle 2050 Fund Composite Index (reflects no deductions for fees, expenses or taxes)	[3]	14.07%	(2.31%)	[2]
[1]	The performance shown for the Premier Class that is prior to its inception date is based on performance of the Fund's Retirement Class. The performance for these periods has not been restated to reflect lower expenses of the Premier Class.
[2]	The performance above is calculated from the Retirement Class inception date.
[3]	As of the close of business on December 31, 2010, the Lifecycle 2050 Fund Composite Index consisted of: 67.5% Russell 3000 Index; 22.5% MSCI EAFE Index; and 10.0% Barclays Capital U.S. Aggregate Bond Index. The Fund's composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark's performance may vary over time.

Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

TIAA-CREF LIFECYCLE 2055 FUND
RISK/RETURN
INVESTMENT OBJECTIVE
The Lifecycle 2055 Fund seeks high total return over time through a combination of capital appreciation and income.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Shareholder Fees TIAA-CREF LIFECYCLE 2055 FUND (USD $)	RETIREMENT CLASS	PREMIER CLASS	INSTITUTIONAL CLASS
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	none	none	none
Maximum Deferred Sales Charge	none	none	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	none	none	none
Redemption or Exchange Fee	none	none	none
Maximum Account Fee	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses TIAA-CREF LIFECYCLE 2055 FUND		RETIREMENT CLASS	PREMIER CLASS	INSTITUTIONAL CLASS
Management Fees		0.10%	0.10%	0.10%
Distribution (Rule 12b-1) Fees	[1]	0.05%	0.15%
Other Expenses	[2]	0.92%	0.67%	0.67%
Acquired Fund Fees and Expenses	[3]	0.47%	0.47%	0.47%
Total Annual Fund Operating Expenses		1.54%	1.39%	1.24%
Waivers and Expense Reimbursements	[4][5]	0.82%	0.77%	0.77%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.72%	0.62%	0.47%
[1]	The Retirement Class of the Fund has adopted a Distribution (12b-1) Plan that compensates the Fund's distributor, Teachers Personal Investors Services, Inc. ("TPIS"), for its expenses in providing distribution, promotional and/or shareholder services to Retirement Class shares at the annual rate of 0.05% of average daily net assets attributable to Retirement Class shares. In addition, TPIS has contractually agreed not to seek payment of this fee under the Plan for Retirement Class shares through September 30, 2012, unless changed with approval of the Board of Trustees.
[2]	Other Expenses are estimates for the current fiscal year.
[3]	"Acquired Fund Fees and Expenses" are the Fund's proportionate amount of the expenses of any investment companies or pools in which it invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because "Acquired Fund Fees and Expenses" are included in the chart above, the Fund's operating expenses here will not correlate with the expenses included in the Financial Highlights in this Prospectus and the Fund's May 31, 2011 annual report.
[4]	Advisors has contractually agreed to waive the Fund's Management Fees equal to, on an annual basis, 0.10%. This waiver will remain in effect through September 30, 2012, unless changed with approval of the Board of Trustees.
[5]	Under the Fund's expense reimbursement arrangements, the Fund's investment adviser, Teachers Advisors, Inc. ("Advisors"), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.25% of average daily net assets for Retirement Class shares; (ii) 0.15% of average daily net assets for Premier Class shares; and (iii) 0.00% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2012, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example TIAA-CREF LIFECYCLE 2055 FUND (USD $)	1 Year	3 Years
RETIREMENT CLASS	74	406
PREMIER CLASS	63	364
INSTITUTIONAL CLASS	48	317

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the one-month fiscal period ended May 31, 2011, the Fund’s portfolio turnover rate was 1% (not annualized) of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the TIAA-CREF Funds and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire within a few years of 2055.

The Fund expects to allocate approximately 90.00% of its assets to equity Underlying Funds and 10.00% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to 10% from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in The Fund’s target retirement year of 2055 and reaching the Fund’s final target allocation of approximately 40% equity/60% fixed-income at some point from 2062 to 2065. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2012, which will change over time, are approximately as follows: U.S. Equity: 67.50%; International Equity: 22.50%; Fixed-Income: 10.00%; Short-Term Fixed-Income: 0.00%; and Inflation-Protected Assets: 0.00%.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Enhanced Large-Cap Growth Index Fund and Enhanced Large-Cap Value Index Fund (U.S. Equity); International Equity Fund, Enhanced International Equity Index Fund and Emerging Markets Equity Fund (International Equity); Bond Fund, Bond Plus Fund and High-Yield Fund (Fixed-Income); Short-Term Bond Fund and Money Market Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2011, are listed in the chart below. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	89.96%	U.S. Equity	67.58%	· Large-Cap Growth Fund	12.57%
				· Enhanced Large-Cap Growth Index Fund	12.53%
				· Enhanced Large-Cap Value Index Fund	12.28%
				· Large-Cap Value Fund	12.18%
				· Growth & Income Fund	10.51%
				· Small-Cap Equity Fund	5.64%
				· Mid-Cap Value Fund	0.97%
				· Mid-Cap Growth Fund	0.90%
		International Equity	22.38%	· Enhanced International Index Fund	8.42%
				· International Equity Fund	8.30%
				· Emerging Markets Equity Fund	5.66%
FIXED-INCOME	10.04%	Fixed-Income	10.04%	· Bond Plus Fund	6.01%
				· High-Yield Fund	4.03%
Total	100.00%	100.00%		100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

TIAA-CREF Active Lifecycle Funds

Years to Target Date	U.S. Equity	International Equity	Fixed-Income	Short-term Fixed-Income	Inflation- Protected Assets
45	67.50	22.50	10.00	-	-
40	67.50	22.50	10.00	-	-
35	67.50	22.50	10.00	-	-
30	67.50	22.50	10.00	-	-
25	67.50	22.50	10.00	-	-
20	61.50	20.50	18.00	-	-
15	55.50	18.50	26.00	-	-
10	49.50	16.50	30.00	2.00	2.00
5	43.50	14.50	34.00	4.00	4.00
0	37.50	12.50	38.00	6.00	6.00
-5	33.75	11.25	39.00	8.00	8.00
-10	30.00	10.00	40.00	10.00	10.00
-15	30.00	10.00	40.00	10.00	10.00
-20	30.00	10.00	40.00	10.00	10.00
-25	30.00	10.00	40.00	10.00	10.00
-30	30.00	10.00	40.00	10.00	10.00

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Retirement Income Fund is contained in the prospectus for that fund.

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund or the Underlying Funds typically is subject to the following principal investment risks:

· Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

· Equity Investments Risk—A significant portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity investments. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity investments. Equity investments generally have greater price volatility than fixed income instruments.

· Market Risk—The risk that market prices of investments held by an Underlying Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions. Market risk may affect a single issuer, industry or sector of the economy, or it may affect the market as a whole.

· Issuer Risk (often called Financial Risk)—The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of its financial instruments over short or extended periods of time.

· Style Risk—The risk that use of a particular investing style (such as growth or value investing) may fall out of favor in the marketplace for various periods of time and result in underperformance relative to the broader market sector or significant declines in the value of an Underlying Funds’ portfolio securities.

· Risks of Growth Investing—The risks that growth stocks can perform differently from the market as a whole and other types of stocks. Growth stocks can also be more volatile, and experience sharper price fluctuations, than other stocks.

· Risks of Value Investing—The risks that value stocks can perform differently from the market as a whole and other types of stocks. Value stocks can also continue to be undervalued by the market for long periods of time.

· Large-Cap Risk—The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

· Mid-Cap Risk—The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume and less liquidity than the stocks of larger, more established companies.

· Small-Cap Risk—The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

· Foreign Investment Risk—Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from financial instruments of U.S. issuers. This risk may be heightened in emerging or developing markets. Foreign investments may also be less liquid and more difficult to value than investments in U.S. issuers.

· Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their financial markets may be very small, share prices of financial instruments in emerging market countries may be volatile and difficult to determine. Financial instruments of issuers in these countries may be less liquid than those of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

· Enhanced Index Risk—Certain Underlying Funds that are enhanced index funds may also underperform their benchmark indices due to differences between the investments of the Underlying Funds and their respective benchmark indices.

· Quantitative Analysis Risk—The risk that stocks selected by the Fund’s or an Underlying Fund’s investment adviser using quantitative modeling and analysis could perform differently from the market as a whole.

· Fixed-Income Investments Risk—A significant portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed-income investments. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed-income investments.

· Income Volatility Risk—The risk that the level of current income from a portfolio of fixed-income investments declines in certain interest rate environments.

· Credit Risk (a type of Issuer Risk)—The risk that the issuer of bonds may not be able or willing to meet interest or principal payments when the bonds become due.

· Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—The risk that volatile or dramatic reductions in trading activity make it difficult for an Underlying Fund to properly value its investments and that an Underlying Fund may not be able to purchase or sell an investment at an attractive price, if at all.

· Call Risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in an Underlying Fund’s income.

· Interest Rate Risk (a type of Market Risk)—The risk that increases in interest rates can cause the prices of fixed-income investments to decline. This risk is heightened to the extent the Fund invests in longer duration fixed-income investments.

· Prepayment Risk—The risk that during periods of falling interest rates, borrowers may pay off their mortgage loans sooner than expected, forcing an Underlying Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

· Extension Risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

· Special Risks for Inflation-Indexed Bonds—The risk that interest payments on, or market values of, inflation-indexed investments decline because of a decline in inflation (or deflation) or changes in investors’ and/or the market’s inflation expectations. In addition, inflation indices may not reflect the true rate of inflation.

· Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Underlying Fund Risk—The ability of the Fund to achieve its investment objective will depend upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

· Derivatives Risk—The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. An Underlying Fund may use futures and options, and an Underlying Fund may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk. When investing in derivatives, the Fund may lose more than the principal amount invested.

There can be no assurances that the Fund or an Underlying Fund's will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

PAST PERFORMANCE
Performance information is not available for the Fund because the Fund has less than one calendar year of performance.
TIAA-CREF Lifecycle Index Retirement Income Fund
RISK/RETURN
INVESTMENT OBJECTIVE
The Lifecycle Index Retirement Income Fund seeks high total return over time primarily through income, with a secondary emphasis on capital appreciation.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Shareholder Fees TIAA-CREF Lifecycle Index Retirement Income Fund (USD $)	Retirement Class	Premier Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	none	none	none
Maximum Deferred Sales Charge	none	none	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	none	none	none
Redemption or Exchange Fee	none	none	none
Maximum Account Fee	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses TIAA-CREF Lifecycle Index Retirement Income Fund		Retirement Class	Premier Class	Institutional Class
Management Fees		0.10%	0.10%	0.10%
Distribution (Rule 12b-1) Fees	[1]	0.05%	0.15%
Other Expenses		0.99%	0.68%	0.66%
Acquired Fund Fees and Expenses	[2]	0.12%	0.12%	0.12%
Total Annual Fund Operating Expenses		1.26%	1.05%	0.88%
Waivers and Expense Reimbursements	[3][4]	0.83%	0.72%	0.70%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.43%	0.33%	0.18%
[1]	The Retirement Class of the Fund has adopted a Distribution (12b-1) Plan that compensates the Fund's distributor, Teachers Personal Investors Services, Inc. ("TPIS"), for its expenses in providing distribution, promotional and/or shareholder services to Retirement Class shares at the annual rate of 0.05% of average daily net assets attributable to Retirement Class shares. In addition, TPIS has contractually agreed not to seek payment of this fee under the Plan for Retirement Class shares through September 30, 2012, unless changed with approval of the Board of Trustees.
[2]	"Acquired Fund Fees and Expenses" are the Fund's proportionate amount of the expenses of any investment companies or pools in which it invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because "Acquired Fund Fees and Expenses" are included in the chart above, the Fund's operating expenses here will not correlate with the expenses included in the Financial Highlights in this Prospectus and the Fund's May 31, 2011 annual report.
[3]	In addition to the expense reimbursement arrangements, Advisors has contractually agreed to waive a portion of the Fund's Management Fees equal to, on an annual basis, 0.04%. This waiver will remain in effect through September 30, 2012, unless changed with approval of the Board of Trustees.
[4]	Under the Fund's expense reimbursement arrangements, the Fund's investment adviser, Teachers Advisors, Inc. ("Advisors"), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.35% of average daily net assets for Retirement Class shares; (ii) 0.25% of average daily net assets for Premier Class shares; and (iii) 0.10% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2012, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example TIAA-CREF Lifecycle Index Retirement Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Retirement Class	44	317	612	1,449
Premier Class	34	262	509	1,217
Institutional Class	18	211	419	1,020

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended September 30, 2010, the Fund’s portfolio turnover rate was 39% of the average value of its portfolio. During the eight-month fiscal period ended May 31, 2011, the Fund’s portfolio turnover rate was 13% (not annualized) of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the TIAA-CREF Funds and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). The Fund invests in Underlying Funds according to a relatively stable asset allocation strategy that will not gradually adjust over time and is designed for investors who are already in or entering retirement (i.e., have already passed their retirement year). The Fund has a policy of investing at least 80% of its assets in Underlying Funds that are managed to seek investment returns that track particular market indices. For purposes of the 80% investment policy, the term “assets” means net assets, plus the amount of any borrowings for investment purposes.

The Fund expects to allocate approximately 40.00% of its assets to equity Underlying Funds and 60.00% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations may be changed and actual allocations may vary up to 10% from the targets. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income, and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2012, which may change, are approximately as follows: U.S. Equity: 30.00%; International Equity: 10.00%; Fixed-Income: 50.00%; and Inflation-Protected Assets: 10.00%.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Equity Index Fund (U.S. Equity); International Equity Index Fund and Emerging Markets Equity Index Fund (International Equity); Bond Index Fund (Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change. Investors should note that the Fund has a significant level of equity exposure and this exposure could cause fluctuation in the value of the Fund depending on the performance of the equity markets generally.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2011, are listed in the chart below. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	40.09%	U.S. Equity	30.03%	· Equity Index Fund	30.03%
		International Equity	10.06%	· International Equity Index Fund	7.47%
				· Emerging Markets Equity Index Fund	2.59%
FIXED-INCOME	59.91%	Fixed-Income	49.99%	· Bond Index Fund	49.99%
		Inflation-Protected Assets	9.92%	· Inflation-Linked Bond Fund	9.92%
Total	100.00%		100.00%		100.00%

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Underlying Funds, typically is subject to the following principal investment risks:

· Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

· Index Risk—The risk that an Underlying Fund’s performance will not correspond to its benchmark index for any period of time and may underperform such index or the overall stock market. Additionally, to the extent that an Underlying Fund’s investments vary from the composition of its benchmark index, an Underlying Fund’s performance could potentially vary from the index’s performance to a greater extent than if an Underlying Fund merely attempted to replicate the index.

· Equity Investments Risk—A significant portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity investments. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity investments. Equity investments generally have greater price volatility than fixed income instruments.

· Market Risk—The risk that market prices of investments held by an Underlying Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions. Market risk may affect a single issuer, industry or sector of the economy, or it may affect the market as a whole.

· Issuer Risk (often called Financial Risk)—The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of its financial instruments over short or extended periods of time.

· Large-Cap Risk—The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

· Mid-Cap Risk—The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume and less liquidity than the stocks of larger, more established companies.

· Small-Cap Risk—The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

· Foreign Investment Risk—Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from financial instruments of U.S. issuers. This risk may be heightened in emerging or developing markets. Foreign investments may also be less liquid and more difficult to value than investments in U.S. issuers.

· Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries.

Because their financial markets may be very small, share prices of financial instruments in emerging market countries may be volatile and difficult to determine. Financial instruments of issuers in these countries may be less liquid than those of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

· Fixed-Income Investments Risk—A significant portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed-income investments. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed-income investments.

· Income Volatility Risk—The risk that the level of current income from a portfolio of fixed-income investments declines in certain interest rate environments.

· Credit Risk (a type of Issuer Risk)—The risk that the issuer of bonds may not be able or willing to meet interest or principal payments when the bonds become due.

· Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—The risk that volatile or dramatic reductions in trading activity make it difficult for an Underlying Fund to properly value its investments and that an Underlying Fund may not be able to purchase or sell an investment at an attractive price, if at all.

· Call Risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in an Underlying Fund’s income.

· Interest Rate Risk (a type of Market Risk)—The risk that increases in interest rates can cause the prices of fixed-income investments to decline. This risk is heightened to the extent the Fund invests in longer duration fixed-income investments.

· Prepayment Risk—The risk that during periods of falling interest rates, borrowers may pay off their mortgage loans sooner than expected, forcing an Underlying Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

· Extension Risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

· Special Risks for Inflation-Indexed Bonds—The risk that interest payments on, or market values of, inflation-indexed investments decline because of a decline in inflation (or deflation) or changes in investors’ and/or the market’s inflation expectations. In addition, inflation indices may not reflect the true rate of inflation.

· Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Underlying Fund Risk—The ability of the Fund to achieve its investment objective will depend upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund or an Underlying Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

PAST PERFORMANCE

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Retirement Class. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of a broad-based securities market index and a composite index based on the Fund’s target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by the Fund’s investment adviser to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle Index Retirement Income Fund

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2011, was 4.34%.

Best quarter: 6.74%, for the quarter ended September 30, 2010. Worst quarter: -2.99%, for the quarter ended June 30, 2010.

AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
Average Annual Total Returns TIAA-CREF Lifecycle Index Retirement Income Fund		1 Year	Since Inception		Inception Date
Retirement Class		9.70%	9.44%		Sep 30, 2009
Retirement Class After Taxes on Distributions		8.93%	8.66%
Retirement Class After Taxes on Distributions and Sales		6.43%	7.66%
Institutional Class		9.96%	9.70%		Sep 30, 2009
Premier Class		9.81%	9.55%		Sep 30, 2009
Barclays Capital U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)		6.54%	5.36%	[1]
Lifecycle Retirement Income Fund Composite Index (reflects no deductions for fees, expenses or taxes)	[2]	10.28%	10.10%	[1]
[1]	The performance above is calculated from the Retirement Class inception date.
[2]	As of the close of business on December 31, 2010, the Lifecycle Index Retirement Income Fund Composite Index consisted of: 50.0% Barclays Capital U.S. Aggregate Bond Index; 30.0% Russell 3000 Index; 10.0% MSCI EAFE Index; and 10.0% Barclays Capital U.S. Treasury Inflation Protected Securities Index (Series-L). The Fund's composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark's performance may vary over time.

Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

TIAA-CREF Lifecycle Index 2010 Fund
RISK/RETURN
INVESTMENT OBJECTIVE
The Lifecycle Index 2010 Fund seeks high total return over time through a combination of capital appreciation and income.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Shareholder Fees TIAA-CREF Lifecycle Index 2010 Fund (USD $)	Retirement Class	Premier Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	none	none	none
Maximum Deferred Sales Charge	none	none	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	none	none	none
Redemption or Exchange Fee	none	none	none
Maximum Account Fee	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses TIAA-CREF Lifecycle Index 2010 Fund		Retirement Class	Premier Class	Institutional Class
Management Fees		0.10%	0.10%	0.10%
Distribution (Rule 12b-1) Fees	[1]	0.05%	0.15%
Other Expenses		0.48%	0.18%	0.18%
Acquired Fund Fees and Expenses	[2]	0.11%	0.11%	0.11%
Total Annual Fund Operating Expenses		0.74%	0.54%	0.39%
Waivers and Expense Reimbursements	[3][4]	0.31%	0.21%	0.21%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.43%	0.33%	0.18%
[1]	The Retirement Class of the Fund has adopted a Distribution (12b-1) Plan that compensates the Fund's distributor, Teachers Personal Investors Services, Inc. ("TPIS"), for its expenses in providing distribution, promotional and/or shareholder services to Retirement Class shares at the annual rate of 0.05% of average daily net assets attributable to Retirement Class shares. In addition, TPIS has contractually agreed not to seek payment of this fee under the Plan for Retirement Class shares through September 30, 2012, unless changed with approval of the Board of Trustees.
[2]	"Acquired Fund Fees and Expenses" are the Fund's proportionate amount of the expenses of any investment companies or pools in which it invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because "Acquired Fund Fees and Expenses" are included in the chart above, the Fund's operating expenses here will not correlate with the expenses included in the Financial Highlights in this Prospectus and the Fund's May 31, 2011 annual report.
[3]	In addition to the expense reimbursement arrangements, Advisors has contractually agreed to waive a portion of the Fund's Management Fees equal to, on an annual basis, 0.03%. This waiver will remain in effect through September 30, 2012, unless changed with approval of the Board of Trustees.
[4]	Under the Fund's expense reimbursement arrangements, the Fund's investment adviser, Teachers Advisors, Inc. ("Advisors"), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.35% of average daily net assets for Retirement Class shares; (ii) 0.25% of average daily net assets for Premier Class shares; and (iii) 0.10% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2012, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example TIAA-CREF Lifecycle Index 2010 Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Retirement Class	44	205	381	889
Premier Class	34	152	281	657
Institutional Class	18	104	198	472

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended September 30, 2010, the Fund’s portfolio turnover rate was 43% of the average value of its portfolio. During the eight-month fiscal period ended May 31, 2011, the Fund’s portfolio turnover rate was 38% (not annualized) of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the TIAA-CREF Funds and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have recently retired or have an approximate target retirement year within a few years, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire within a few years of 2010. The Fund has a policy of investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in Underlying Funds that are managed to seek investment returns that track particular market indices.

The Fund expects to allocate approximately 49.00% of its assets to equity Underlying Funds and 51.00% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to 10% from the targets. The target allocations along the investment glidepath, illustrated in the chart below, will gradually become more conservative. The Fund had target allocations of approximately 50% equity/50% fixed-income in The Fund’s target retirement year of 2010 and will reach the Fund’s final target allocation of approximately 40% equity/60% fixed-income at some point from 2017 to 2020. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2012, which will change over time, are approximately as follows: U.S. Equity: 36.00%; International Equity: 12.00%; Fixed-Income: 45.20%; and Inflation-Protected Assets: 6.80%.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Equity Index Fund (U.S. Equity); International Equity Index Fund and Emerging Markets Equity Index Fund (International Equity); Bond Index Fund (Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2011, are listed in the chart below. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	49.14%	U.S. Equity	36.81%	· Equity Index Fund	36.81%
		International Equity	12.33%	· International Equity Index Fund	9.16%
				· Emerging Markets Equity Index Fund	3.17%
FIXED-INCOME	50.86%	Fixed-Income	44.53%	· Bond Index Fund	44.53%
		Inflation-Protected Assets	6.33%	· Inflation-Linked Bond Fund	6.33%
Total	100.00%		100.00%		100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

TIAA-CREF Lifecycle Index Funds

Years to Target Date	U.S. Equity	International Equity	Fixed-Income	Inflation- Protected Assets
45	67.50	22.50	10.00	-
40	67.50	22.50	10.00	-
35	67.50	22.50	10.00	-
30	67.50	22.50	10.00	-
25	67.50	22.50	10.00	-
20	61.50	20.50	18.00	-
15	55.50	18.50	26.00	-
10	49.50	16.50	32.00	2.00
5	43.50	14.50	38.00	4.00
0	37.50	12.50	44.00	6.00
-5	33.75	11.25	47.00	8.00
-10	30.00	10.00	50.00	10.00
-15	30.00	10.00	50.00	10.00
-20	30.00	10.00	50.00	10.00
-25	30.00	10.00	50.00	10.00
-30	30.00	10.00	50.00	10.00

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Index Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Index Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Index Retirement Income Fund is contained in the prospectus for that fund.

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Underlying Funds, typically is subject to the following principal investment risks:

· Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

· Index Risk—The risk that an Underlying Fund’s performance will not correspond to its benchmark index for any period of time and may underperform such index or the overall stock market. Additionally, to the extent that an Underlying Fund’s investments vary from the composition of its benchmark index, an Underlying Fund’s performance could potentially vary from the index’s performance to a greater extent than if an Underlying Fund merely attempted to replicate the index.

· Equity Investments Risk—A significant portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity investments. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity investments. Equity investments generally have greater price volatility than fixed income instruments.

· Market Risk—The risk that market prices of investments held by an Underlying Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions. Market risk may affect a single issuer, industry or sector of the economy, or it may affect the market as a whole.

· Issuer Risk (often called Financial Risk)—The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of its financial instruments over short or extended periods of time.

· Large-Cap Risk—The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

· Mid-Cap Risk—The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume and less liquidity than the stocks of larger, more established companies.

· Small-Cap Risk—The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

· Foreign Investment Risk—Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from financial instruments of U.S. issuers. This risk may be heightened in emerging or developing markets. Foreign investments may also be less liquid and more difficult to value than investments in U.S. issuers.

· Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their financial markets may be very small, share prices of financial instruments in emerging market countries may be volatile and difficult to determine. Financial instruments of issuers in these countries may be less liquid than those of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

· Fixed-Income Investments Risk—A significant portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed-income investments. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed-income investments.

· Income Volatility Risk—The risk that the level of current income from a portfolio of fixed-income investments declines in certain interest rate environments.

· Credit Risk (a type of Issuer Risk)—The risk that the issuer of bonds may not be able or willing to meet interest or principal payments when the bonds become due.

· Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—The risk that volatile or dramatic reductions in trading activity make it difficult for an Underlying Fund to properly value its investments and that an Underlying Fund may not be able to purchase or sell an investment at an attractive price, if at all.

· Call Risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in an Underlying Fund’s income.

· Interest Rate Risk (a type of Market Risk)—The risk that increases in interest rates can cause the prices of fixed-income investments to decline. This risk is heightened to the extent the Fund invests in longer duration fixed-income investments.

· Prepayment Risk—The risk that during periods of falling interest rates, borrowers may pay off their mortgage loans sooner than expected, forcing an Underlying Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

· Extension Risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

· Special Risks for Inflation-Indexed Bonds—The risk that interest payments on, or market values of, inflation-indexed investments decline because of a decline in inflation (or deflation) or changes in investors’ and/or the market’s inflation expectations. In addition, inflation indices may not reflect the true rate of inflation.

· Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Underlying Fund Risk—The ability of the Fund to achieve its investment objective will depend upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund or an Underlying Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

PAST PERFORMANCE

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Retirement Class. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of a broad-based securities market index and a composite index based on the Fund’s target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by the Fund’s investment adviser to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle Index 2010 Fund

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2011, was 4.50%.

Best quarter: 7.77%, for the quarter ended September 30, 2010. Worst quarter: -4.56%, for the quarter ended June 30, 2010.

AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
Average Annual Total Returns TIAA-CREF Lifecycle Index 2010 Fund		1 Year	Since Inception		Inception Date
Retirement Class		10.48%	10.48%		Sep 30, 2009
Retirement Class After Taxes on Distributions		10.08%	10.07%
Retirement Class After Taxes on Distributions and Sales		6.99%	8.76%
Institutional Class		10.77%	10.76%		Sep 30, 2009
Premier Class		10.63%	10.62%		Sep 30, 2009
Barclays Capital U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)		6.54%	5.36%	[1]
Lifecycle 2010 Fund Composite Index (reflects no deductions for fees, expenses or taxes)	[2]	11.04%	11.10%	[1]
[1]	The performance above is calculated from the Retirement Class inception date.
[2]	As of the close of business on December 31, 2010, the Lifecycle Index 2010 Fund Composite Index consisted of: 44.3% Barclays Capital U.S. Aggregate Bond Index; 37.1% Russell 3000 Index; 12.4% MSCI EAFE Index; and 6.2% Barclays Capital U.S. Treasury Inflation Protected Securities Index (Series-L). The Fund's composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark's performance may vary over time.

Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

TIAA-CREF Lifecycle Index 2015 Fund
RISK/RETURN
INVESTMENT OBJECTIVE
The Lifecycle Index 2015 Fund seeks high total return over time through a combination of capital appreciation and income.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Shareholder Fees TIAA-CREF Lifecycle Index 2015 Fund (USD $)	Retirement Class	Premier Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	none	none	none
Maximum Deferred Sales Charge	none	none	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	none	none	none
Redemption or Exchange Fee	none	none	none
Maximum Account Fee	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses TIAA-CREF Lifecycle Index 2015 Fund		Retirement Class	Premier Class	Institutional Class
Management Fees		0.10%	0.10%	0.10%
Distribution (Rule 12b-1) Fees	[1]	0.05%	0.15%
Other Expenses		0.41%	0.15%	0.14%
Acquired Fund Fees and Expenses	[2]	0.10%	0.10%	0.10%
Total Annual Fund Operating Expenses		0.66%	0.50%	0.34%
Waivers and Expense Reimbursements	[3][4]	0.23%	0.17%	0.16%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.43%	0.33%	0.18%
[1]	The Retirement Class of the Fund has adopted a Distribution (12b-1) Plan that compensates the Fund's distributor, Teachers Personal Investors Services, Inc. ("TPIS"), for its expenses in providing distribution, promotional and/or shareholder services to Retirement Class shares at the annual rate of 0.05% of average daily net assets attributable to Retirement Class shares. In addition, TPIS has contractually agreed not to seek payment of this fee under the Plan for Retirement Class shares through September 30, 2012, unless changed with approval of the Board of Trustees.
[2]	"Acquired Fund Fees and Expenses" are the Fund's proportionate amount of the expenses of any investment companies or pools in which it invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because "Acquired Fund Fees and Expenses" are included in the chart above, the Fund's operating expenses here will not correlate with the expenses included in the Financial Highlights in this Prospectus and the Fund's May 31, 2011 annual report.
[3]	In addition to the expense reimbursement arrangements, Advisors has contractually agreed to waive a portion of the Fund's Management Fees equal to, on an annual basis, 0.02%. This waiver will remain in effect through September 30, 2012, unless changed with approval of the Board of Trustees.
[4]	Under the Fund's expense reimbursement arrangements, the Fund's investment adviser, Teachers Advisors, Inc. ("Advisors"), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.35% of average daily net assets for Retirement Class shares; (ii) 0.25% of average daily net assets for Premier Class shares; and (iii) 0.10% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2012, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example TIAA-CREF Lifecycle Index 2015 Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Retirement Class	44	188	345	801
Premier Class	34	143	263	612
Institutional Class	18	93	175	415

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended September 30, 2010, the Fund’s portfolio turnover rate was 23% of the average value of its portfolio. During the eight-month fiscal period ended May 31, 2011, the Fund’s portfolio turnover rate was 13% (not annualized) of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the TIAA-CREF Funds and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire within a few years of 2015. The Fund has a policy of investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in Underlying Funds that are managed to seek investment returns that track particular market indices.

The Fund expects to allocate approximately 56.40% of its assets to equity Underlying Funds and 43.60% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to 10% from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in The Fund’s target retirement year of 2015 and reaching the Fund’s final target allocation of approximately 40% equity/60% fixed-income at some point from 2022 to 2025. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2012, which will change over time, are approximately as follows: U.S. Equity: 41.10%; International Equity: 13.70%; Fixed-Income: 40.40%; and Inflation-Protected Assets: 4.80%.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Equity Index Fund (U.S. Equity); International Equity Index Fund and Emerging Markets Equity Index Fund (International Equity); Bond Index Fund (Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2011, are listed in the chart below. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	56.80%	U.S. Equity	42.56%	· Equity Index Fund	42.56%
		International Equity	14.24%	· International Equity Index Fund	10.57%
				· Emerging Markets Equity Index Fund	3.67%
FIXED-INCOME	43.20%	Fixed Income	38.38%	· Bond Index Fund	38.88%
		Inflation-Protected Assets	4.32%	· Inflation-Linked Bond Fund	4.32%
Total	100.00%		100.00%		100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

TIAA-CREF Lifecycle Index Funds

Years to Target Date	U.S. Equity	International Equity	Fixed-Income	Inflation- Protected Assets
45	67.50	22.50	10.00	-
40	67.50	22.50	10.00	-
35	67.50	22.50	10.00	-
30	67.50	22.50	10.00	-
25	67.50	22.50	10.00	-
20	61.50	20.50	18.00	-
15	55.50	18.50	26.00	-
10	49.50	16.50	32.00	2.00
5	43.50	14.50	38.00	4.00
0	37.50	12.50	44.00	6.00
-5	33.75	11.25	47.00	8.00
-10	30.00	10.00	50.00	10.00
-15	30.00	10.00	50.00	10.00
-20	30.00	10.00	50.00	10.00
-25	30.00	10.00	50.00	10.00
-30	30.00	10.00	50.00	10.00

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Index Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Index Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Index Retirement Income Fund is contained in the prospectus for that fund.

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Underlying Funds, typically is subject to the following principal investment risks:

· Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

· Index Risk—The risk that an Underlying Fund’s performance will not correspond to its benchmark index for any period of time and may underperform such index or the overall stock market. Additionally, to the extent that an Underlying Fund’s investments vary from the composition of its benchmark index, an Underlying Fund’s performance could potentially vary from the index’s performance to a greater extent than if an Underlying Fund merely attempted to replicate the index.

· Equity Investments Risk—A significant portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity investments. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity investments. Equity investments generally have greater price volatility than fixed income instruments.

· Market Risk—The risk that market prices of investments held by an Underlying Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions. Market risk may affect a single issuer, industry or sector of the economy, or it may affect the market as a whole.

· Issuer Risk (often called Financial Risk)—The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of its financial instruments over short or extended periods of time.

· Large-Cap Risk—The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

· Mid-Cap Risk—The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume and less liquidity than the stocks of larger, more established companies.

· Small-Cap Risk—The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

· Foreign Investment Risk—Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from financial instruments of U.S. issuers. This risk may be heightened in emerging or developing markets. Foreign investments may also be less liquid and more difficult to value than investments in U.S. issuers.

· Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their financial markets may be very small, share prices of financial instruments in emerging market countries may be volatile and difficult to determine. Financial instruments of issuers in these countries may be less liquid than those of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

· Fixed-Income Investments Risk—A significant portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed-income investments. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed-income investments.

· Income Volatility Risk—The risk that the level of current income from a portfolio of fixed-income investments declines in certain interest rate environments.

· Credit Risk (a type of Issuer Risk)—The risk that the issuer of bonds may not be able or willing to meet interest or principal payments when the bonds become due.

· Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—The risk that volatile or dramatic reductions in trading activity make it difficult for an Underlying Fund to properly value its investments and that an Underlying Fund may not be able to purchase or sell an investment at an attractive price, if at all.

· Call Risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in an Underlying Fund’s income.

· Interest Rate Risk (a type of Market Risk)—The risk that increases in interest rates can cause the prices of fixed-income investments to decline. This risk is heightened to the extent the Fund invests in longer duration fixed-income investments.

· Prepayment Risk—The risk that during periods of falling interest rates, borrowers may pay off their mortgage loans sooner than expected, forcing an Underlying Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

· Extension Risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

· Special Risks for Inflation-Indexed Bonds—The risk that interest payments on, or market values of, inflation-indexed investments decline because of a decline in inflation (or deflation) or changes in investors’ and/or the market’s inflation expectations. In addition, inflation indices may not reflect the true rate of inflation.

· Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Underlying Fund Risk—The ability of the Fund to achieve its investment objective will depend upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund or an Underlying Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

PAST PERFORMANCE

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Retirement Class. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of a broad-based securities market index and a composite index based on the Fund’s target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by the Fund’s investment adviser to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle Index 2015 Fund

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2011, was 4.73%.

Best quarter: 8.63%, for the quarter ended September 30, 2010. Worst quarter: -5.85%, for the quarter ended June 30, 2010.

AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
Average Annual Total Returns TIAA-CREF Lifecycle Index 2015 Fund		1 Year	Since Inception		Inception Date
Retirement Class		11.03%	11.20%		Sep 30, 2009
Retirement Class After Taxes on Distributions		10.66%	10.84%
Retirement Class After Taxes on Distributions and Sales		7.38%	9.42%
Institutional Class		11.31%	11.48%		Sep 30, 2009
Premier Class		11.18%	11.34%		Sep 30, 2009
Russell 3000�� Index (reflects no deductions for fees, expenses or taxes)		16.93%	18.61%	[1]
Lifecycle 2015 Fund Composite Index (reflects no deductions for fees, expenses or taxes)	[2]	11.65%	11.89%	[1]
[1]	The performance above is calculated from the Retirement Class inception date.
[2]	As of the close of business on December 31, 2010, the Lifecycle Index 2015 Fund Composite Index consisted of: 42.9% Russell 3000 Index; 38.6% Barclays Capital U.S. Aggregate Bond Index; 14.3% MSCI EAFE Index; and 4.2% Barclays Capital U.S. Treasury Inflation Protected Securities Index (Series-L). The Fund's composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark's performance may vary over time.

Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

TIAA-CREF Lifecycle Index 2020 Fund
RISK/RETURN
INVESTMENT OBJECTIVE
The Lifecycle Index 2020 Fund seeks high total return over time through a combination of capital appreciation and income.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Shareholder Fees TIAA-CREF Lifecycle Index 2020 Fund (USD $)	Retirement Class	Premier Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	none	none	none
Maximum Deferred Sales Charge	none	none	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	none	none	none
Redemption or Exchange Fee	none	none	none
Maximum Account Fee	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses TIAA-CREF Lifecycle Index 2020 Fund		Retirement Class	Premier Class	Institutional Class
Management Fees		0.10%	0.10%	0.10%
Distribution (Rule 12b-1) Fees	[1]	0.05%	0.15%
Other Expenses		0.39%	0.13%	0.13%
Acquired Fund Fees and Expenses	[2]	0.10%	0.10%	0.10%
Total Annual Fund Operating Expenses		0.64%	0.48%	0.33%
Waivers and Expense Reimbursements	[3][4]	0.20%	0.14%	0.14%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.44%	0.34%	0.19%
[1]	The Retirement Class of the Fund has adopted a Distribution (12b-1) Plan that compensates the Fund's distributor, Teachers Personal Investors Services, Inc. ("TPIS"), for its expenses in providing distribution, promotional and/or shareholder services to Retirement Class shares at the annual rate of 0.05% of average daily net assets attributable to Retirement Class shares. In addition, TPIS has contractually agreed not to seek payment of this fee under the Plan for Retirement Class shares through September 30, 2012, unless changed with approval of the Board of Trustees.
[2]	"Acquired Fund Fees and Expenses" are the Fund's proportionate amount of the expenses of any investment companies or pools in which it invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because "Acquired Fund Fees and Expenses" are included in the chart above, the Fund's operating expenses here will not correlate with the expenses included in the Financial Highlights in this Prospectus and the Fund's May 31, 2011 annual report.
[3]	In addition to the expense reimbursement arrangements, Advisors has contractually agreed to waive a portion of the Fund's Management Fees equal to, on an annual basis, 0.01%. This waiver will remain in effect through September 30, 2012, unless changed with approval of the Board of Trustees.
[4]	Under the Fund's expense reimbursement arrangements, the Fund's investment adviser, Teachers Advisors, Inc. ("Advisors"), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.35% of average daily net assets for Retirement Class shares; (ii) 0.25% of average daily net assets for Premier Class shares; and (iii) 0.10% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2012, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example TIAA-CREF Lifecycle Index 2020 Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Retirement Class	45	185	337	779
Premier Class	35	140	255	590
Institutional Class	19	92	171	404

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended September 30, 2010, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio. During the eight-month fiscal period ended May 31, 2011, the Fund’s portfolio turnover rate was 11% (not annualized) of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the TIAA-CREF Funds and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire within a few years of 2020. The Fund has a policy of investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in Underlying Funds that are managed to seek investment returns that track particular market indices.

The Fund expects to allocate approximately 64.40% of its assets to equity Underlying Funds and 35.60% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to 10% from the targets. The target allocations along the investment glidepath, illustrated in the chart below, will gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in The Fund’s target retirement year of 2020 and reaching the Fund’s final target allocation of approximately 40% equity/60% fixed-income at some point from 2027 to 2030. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2012, which will change over time, are approximately as follows: U.S. Equity: 47.10%; International Equity: 15.70%; Fixed-Income: 34.40%; and Inflation-Protected Assets: 2.80%.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Equity Index Fund (U.S. Equity); International Equity Index Fund and Emerging Markets Equity Index Fund (International Equity); Bond Index Fund (Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2011, are listed in the chart below. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	64.57%	U.S. Equity	48.36%	· Equity Index Fund	48.36%
		International Equity	16.21%	· International Equity Index Fund	12.04%
				· Emerging Markets Equity Index Fund	4.17%
FIXED-INCOME	35.43%	Fixed-Income	33.08%	· Bond Index Fund	33.08%
		Inflation-Protected Assets	2.35%	· Inflation-Linked Bond Fund	2.35%
Total	100.00%		100.00%		100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

TIAA-CREF Lifecycle Index Funds

Years to Target Date	U.S. Equity	International Equity	Fixed-Income	Inflation- Protected Assets
45	67.50	22.50	10.00	-
40	67.50	22.50	10.00	-
35	67.50	22.50	10.00	-
30	67.50	22.50	10.00	-
25	67.50	22.50	10.00	-
20	61.50	20.50	18.00	-
15	55.50	18.50	26.00	-
10	49.50	16.50	32.00	2.00
5	43.50	14.50	38.00	4.00
0	37.50	12.50	44.00	6.00
-5	33.75	11.25	47.00	8.00
-10	30.00	10.00	50.00	10.00
-15	30.00	10.00	50.00	10.00
-20	30.00	10.00	50.00	10.00
-25	30.00	10.00	50.00	10.00
-30	30.00	10.00	50.00	10.00

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Index Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Index Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Index Retirement Income Fund is contained in the prospectus for that fund.

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Underlying Funds, typically is subject to the following principal investment risks:

· Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

· Index Risk—The risk that an Underlying Fund’s performance will not correspond to its benchmark index for any period of time and may underperform such index or the overall stock market. Additionally, to the extent that an Underlying Fund’s investments vary from the composition of its benchmark index, an Underlying Fund’s performance could potentially vary from the index’s performance to a greater extent than if an Underlying Fund merely attempted to replicate the index.

· Equity Investments Risk—A significant portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity investments. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity investments. Equity investments generally have greater price volatility than fixed income instruments.

· Market Risk—The risk that market prices of investments held by an Underlying Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions. Market risk may affect a single issuer, industry or sector of the economy, or it may affect the market as a whole.

· Issuer Risk (often called Financial Risk)—The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of its financial instruments over short or extended periods of time.

· Large-Cap Risk—The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

· Mid-Cap Risk—The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume and less liquidity than the stocks of larger, more established companies.

· Small-Cap Risk—The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

· Foreign Investment Risk—Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from financial instruments of U.S. issuers. This risk may be heightened in emerging or developing markets. Foreign investments may also be less liquid and more difficult to value than investments in U.S. issuers.

· Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their financial markets may be very small, share prices of financial instruments in emerging market countries may be volatile and difficult to determine. Financial instruments of issuers in these countries may be less liquid than those of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

· Fixed-Income Investments Risk—A significant portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed-income investments. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed-income investments.

· Income Volatility Risk—The risk that the level of current income from a portfolio of fixed-income investments declines in certain interest rate environments.

· Credit Risk (a type of Issuer Risk)—The risk that the issuer of bonds may not be able or willing to meet interest or principal payments when the bonds become due.

· Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—The risk that volatile or dramatic reductions in trading activity make it difficult for an Underlying Fund to properly value its investments and that an Underlying Fund may not be able to purchase or sell an investment at an attractive price, if at all.

· Call Risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in an Underlying Fund’s income.

· Interest Rate Risk (a type of Market Risk)—The risk that increases in interest rates can cause the prices of fixed-income investments to decline. This risk is heightened to the extent the Fund invests in longer duration fixed-income investments.

· Prepayment Risk—The risk that during periods of falling interest rates, borrowers may pay off their mortgage loans sooner than expected, forcing an Underlying Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

· Extension Risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

· Special Risks for Inflation-Indexed Bonds—The risk that interest payments on, or market values of, inflation-indexed investments decline because of a decline in inflation (or deflation) or changes in investors’ and/or the market’s inflation expectations. In addition, inflation indices may not reflect the true rate of inflation.

· Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Underlying Fund Risk—The ability of the Fund to achieve its investment objective will depend upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund or an Underlying Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

PAST PERFORMANCE

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Retirement Class. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of a broad-based securities market index and a composite index based on the Fund’s target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by the Fund’s investment adviser to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle Index 2020 Fund

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2011, was 4.95%.

Best quarter: 9.39%, for the quarter ended September 30, 2010. Worst quarter: -6.95%, for the quarter ended June 30, 2010.

AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
Average Annual Total Returns TIAA-CREF Lifecycle Index 2020 Fund		1 Year	Since Inception		Inception Date
Retirement Class		11.69%	12.02%		Sep 30, 2009
Retirement Class After Taxes on Distributions		11.35%	11.68%
Retirement Class After Taxes on Distributions and Sales		7.84%	10.14%
Institutional Class		11.97%	12.30%		Sep 30, 2009
Premier Class		11.74%	12.08%		Sep 30, 2009
Russell 3000�� Index (reflects no deductions for fees, expenses or taxes)		16.93%	18.61%	[1]
Lifecycle 2020 Fund Composite Index (reflects no deductions for fees, expenses or taxes)	[2]	12.27%	12.68%	[1]
[1]	The performance above is calculated from the Retirement Class inception date.
[2]	As of the close of business on December 31, 2010, the Lifecycle Index 2020 Fund Composite Index consisted of: 48.9% Russell 3000 Index; 32.6% Barclays Capital U.S. Aggregate Bond Index; 16.3% MSCI EAFE Index; and 2.2% Barclays Capital U.S. Treasury Inflation Protected Securities Index (Series-L). The Fund's composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark's performance may vary over time.

Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

TIAA-CREF Lifecycle Index 2025 Fund
RISK/RETURN
INVESTMENT OBJECTIVE
The Lifecycle Index 2025 Fund seeks high total return over time through a combination of capital appreciation and income.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Shareholder Fees TIAA-CREF Lifecycle Index 2025 Fund (USD $)	Retirement Class	Premier Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	none	none	none
Maximum Deferred Sales Charge	none	none	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	none	none	none
Redemption or Exchange Fee	none	none	none
Maximum Account Fee	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses TIAA-CREF Lifecycle Index 2025 Fund		Retirement Class	Premier Class	Institutional Class
Management Fees		0.10%	0.10%	0.10%
Distribution (Rule 12b-1) Fees	[1]	0.05%	0.15%
Other Expenses		0.42%	0.14%	0.13%
Acquired Fund Fees and Expenses	[2]	0.09%	0.09%	0.09%
Total Annual Fund Operating Expenses		0.66%	0.48%	0.32%
Waivers and Expense Reimbursements	[3][4]	0.23%	0.15%	0.14%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.43%	0.33%	0.18%
[1]	The Retirement Class of the Fund has adopted a Distribution (12b-1) Plan that compensates the Fund's distributor, Teachers Personal Investors Services, Inc. ("TPIS"), for its expenses in providing distribution, promotional and/or shareholder services to Retirement Class shares at the annual rate of 0.05% of average daily net assets attributable to Retirement Class shares. In addition, TPIS has contractually agreed not to seek payment of this fee under the Plan for Retirement Class shares through September 30, 2012, unless changed with approval of the Board of Trustees.
[2]	"Acquired Fund Fees and Expenses" are the Fund's proportionate amount of the expenses of any investment companies or pools in which it invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because "Acquired Fund Fees and Expenses" are included in the chart above, the Fund's operating expenses here will not correlate with the expenses included in the Financial Highlights in this Prospectus and the Fund's May 31, 2011 annual report.
[3]	In addition to the expense reimbursement arrangements, Advisors has contractually agreed to waive a portion of the Fund's Management Fees equal to, on an annual basis, 0.01%. This waiver will remain in effect through September 30, 2012, unless changed with approval of the Board of Trustees.
[4]	Under the Fund's expense reimbursement arrangements, the Fund's investment adviser, Teachers Advisors, Inc. ("Advisors"), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.35% of average daily net assets for Retirement Class shares; (ii) 0.25% of average daily net assets for Premier Class shares; and (iii) 0.10% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2012, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example TIAA-CREF Lifecycle Index 2025 Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Retirement Class	44	188	345	801
Premier Class	34	139	254	589
Institutional Class	18	89	166	392

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended September 30, 2010, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio. During the eight-month fiscal period ended May 31, 2011, the Fund’s portfolio turnover rate was 9% (not annualized) of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the TIAA-CREF Funds and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire within a few years of 2025. The Fund has a policy of investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in Underlying Funds that are managed to seek investment returns that track particular market indices.

The Fund expects to allocate approximately 72.40% of its assets to equity Underlying Funds and 27.60% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to 10% from the targets. The target allocations along the investment glidepath, illustrated in the chart below, will gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in The Fund’s target retirement year of 2025 and reaching the Fund’s final target allocation of approximately 40% equity/60% fixed-income at some point from 2032 to 2035. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income, and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2012, which will change over time, are approximately as follows: U.S. Equity: 53.10%; International Equity: 17.70%; Fixed-Income: 28.40%; and Inflation-Protected Assets: 0.80%.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Equity Index Fund (U.S. Equity); International Equity Index Fund and Emerging Markets Equity Index Fund (International Equity); Bond Index Fund (Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2011, are listed in the chart below. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	72.46%	U.S. Equity	54.28%	· Equity Index Fund	54.28%
		International Equity	18.18%	· International Equity Index Fund	13.50%
				· Emerging Markets Equity Index Fund	4.68%
FIXED-INCOME	27.54%	Fixed-Income	27.18%	· Bond Index Fund	27.18%
		Inflation-Protected Assets	0.36%	· Inflation-Linked Bond Fund	0.36%
Total	100.00%		100.00%		100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

TIAA-CREF Lifecycle Index Funds

Years to Target Date	U.S. Equity	International Equity	Fixed-Income	Inflation- Protected Assets
45	67.50	22.50	10.00	-
40	67.50	22.50	10.00	-
35	67.50	22.50	10.00	-
30	67.50	22.50	10.00	-
25	67.50	22.50	10.00	-
20	61.50	20.50	18.00	-
15	55.50	18.50	26.00	-
10	49.50	16.50	32.00	2.00
5	43.50	14.50	38.00	4.00
0	37.50	12.50	44.00	6.00
-5	33.75	11.25	47.00	8.00
-10	30.00	10.00	50.00	10.00
-15	30.00	10.00	50.00	10.00
-20	30.00	10.00	50.00	10.00
-25	30.00	10.00	50.00	10.00
-30	30.00	10.00	50.00	10.00

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Index Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Index Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Index Retirement Income Fund is contained in the prospectus for that fund.

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Underlying Funds, typically is subject to the following principal investment risks:

· Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

· Index Risk—The risk that an Underlying Fund’s performance will not correspond to its benchmark index for any period of time and may underperform such index or the overall stock market. Additionally, to the extent that an Underlying Fund’s investments vary from the composition of its benchmark index, an Underlying Fund’s performance could potentially vary from the index’s performance to a greater extent than if an Underlying Fund merely attempted to replicate the index.

· Equity Investments Risk—A significant portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity investments. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity investments. Equity investments generally have greater price volatility than fixed income instruments.

· Market Risk—The risk that market prices of investments held by an Underlying Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions. Market risk may affect a single issuer, industry or sector of the economy, or it may affect the market as a whole.

· Issuer Risk (often called Financial Risk)—The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of its financial instruments over short or extended periods of time.

· Large-Cap Risk—The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

· Mid-Cap Risk—The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume and less liquidity than the stocks of larger, more established companies.

· Small-Cap Risk—The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

· Foreign Investment Risk—Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from financial instruments of U.S. issuers. This risk may be heightened in emerging or developing markets. Foreign investments may also be less liquid and more difficult to value than investments in U.S. issuers.

· Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their financial markets may be very small, share prices of financial instruments in emerging market countries may be volatile and difficult to determine. Financial instruments of issuers in these countries may be less liquid than those of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

· Fixed-Income Investments Risk—A significant portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed-income investments. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed-income investments.

· Income Volatility Risk—The risk that the level of current income from a portfolio of fixed-income investments declines in certain interest rate environments.

· Credit Risk (a type of Issuer Risk)—The risk that the issuer of bonds may not be able or willing to meet interest or principal payments when the bonds become due.

· Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—The risk that volatile or dramatic reductions in trading activity make it difficult for an Underlying Fund to properly value its investments and that an Underlying Fund may not be able to purchase or sell an investment at an attractive price, if at all.

· Call Risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in an Underlying Fund’s income.

· Interest Rate Risk (a type of Market Risk)—The risk that increases in interest rates can cause the prices of fixed-income investments to decline. This risk is heightened to the extent the Fund invests in longer duration fixed-income investments.

· Prepayment Risk—The risk that during periods of falling interest rates, borrowers may pay off their mortgage loans sooner than expected, forcing an Underlying Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

· Extension Risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

· Special Risks for Inflation-Indexed Bonds—The risk that interest payments on, or market values of, inflation-indexed investments decline because of a decline in inflation (or deflation) or changes in investors’ and/or the market’s inflation expectations. In addition, inflation indices may not reflect the true rate of inflation.

· Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Underlying Fund Risk—The ability of the Fund to achieve its investment objective will depend upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund or an Underlying Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

PAST PERFORMANCE

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Retirement Class. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of a broad-based securities market index and a composite index based on the Fund’s target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by the Fund’s investment adviser to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle Index 2025 Fund

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2011, was 5.18%.

Best quarter: 10.18%, for the quarter ended September 30, 2010. Worst quarter: -8.22%, for the quarter ended June 30, 2010.

AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
Average Annual Total Returns TIAA-CREF Lifecycle Index 2025 Fund		1 Year	Since Inception		Inception Date
Retirement Class		12.31%	12.83%		Sep 30, 2009
Retirement Class After Taxes on Distributions		11.98%	12.49%
Retirement Class After Taxes on Distributions and Sales		8.28%	10.85%
Institutional Class		12.59%	13.11%		Sep 30, 2009
Premier Class		12.46%	12.97%		Sep 30, 2009
Russell 3000�� Index (reflects no deductions for fees, expenses or taxes)		16.93%	18.61%	[1]
Lifecycle 2025 Fund Composite Index (reflects no deductions for fees, expenses or taxes)	[2]	12.86%	13.46%	[1]
[1]	The performance above is calculated from the Retirement Class inception date.
[2]	As of the close of business on December 31, 2010, the Lifecycle Index 2025 Fund Composite Index consisted of: 54.9% Russell 3000 Index; 26.6% Barclays Capital U.S. Aggregate Bond Index; 18.3% MSCI EAFE Index; and 0.2% Barclays Capital U.S. Treasury Inflation Protected Securities Index (Series-L). The Fund's composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark's performance may vary over time.

Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

TIAA-CREF Lifecycle Index 2030 Fund
RISK/RETURN
INVESTMENT OBJECTIVE
The Lifecycle Index 2030 Fund seeks high total return over time through a combination of capital appreciation and income.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Shareholder Fees TIAA-CREF Lifecycle Index 2030 Fund (USD $)	Retirement Class	Premier Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	none	none	none
Maximum Deferred Sales Charge	none	none	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	none	none	none
Redemption or Exchange Fee	none	none	none
Maximum Account Fee	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses TIAA-CREF Lifecycle Index 2030 Fund		Retirement Class	Premier Class	Institutional Class
Management Fees		0.10%	0.10%	0.10%
Distribution (Rule 12b-1) Fees	[1]	0.05%	0.15%
Other Expenses		0.39%	0.12%	0.12%
Acquired Fund Fees and Expenses	[2]	0.09%	0.09%	0.09%
Total Annual Fund Operating Expenses		0.63%	0.46%	0.31%
Waivers and Expense Reimbursements	[3]	0.19%	0.12%	0.12%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.44%	0.34%	0.19%
[1]	The Retirement Class of the Fund has adopted a Distribution (12b-1) Plan that compensates the Fund's distributor, Teachers Personal Investors Services, Inc. ("TPIS"), for its expenses in providing distribution, promotional and/or shareholder services to Retirement Class shares at the annual rate of 0.05% of average daily net assets attributable to Retirement Class shares. In addition, TPIS has contractually agreed not to seek payment of this fee under the Plan for Retirement Class shares through September 30, 2012, unless changed with approval of the Board of Trustees.
[2]	"Acquired Fund Fees and Expenses" are the Fund's proportionate amount of the expenses of any investment companies or pools in which it invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because "Acquired Fund Fees and Expenses" are included in the chart above, the Fund's operating expenses here will not correlate with the expenses included in the Financial Highlights in this Prospectus and the Fund's May 31, 2011 annual report.
[3]	Under the Fund's expense reimbursement arrangements, the Fund's investment adviser, Teachers Advisors, Inc. ("Advisors"), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.35% of average daily net assets for Retirement Class shares; (ii) 0.25% of average daily net assets for Premier Class shares; and (iii) 0.10% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2012, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example TIAA-CREF Lifecycle Index 2030 Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Retirement Class	45	183	332	768
Premier Class	35	136	246	568
Institutional Class	19	88	162	381

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended September 30, 2010, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio. During the eight-month fiscal period ended May 31, 2011, the Fund’s portfolio turnover rate was 9% (not annualized) of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the TIAA-CREF Funds and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire within a few years of 2030. The Fund has a policy of investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in Underlying Funds that are managed to seek investment returns that track particular market indices.

The Fund expects to allocate approximately 80.40% of its assets to equity Underlying Funds and 19.60% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to 10% from the targets. The target allocations along the investment glidepath, illustrated in the chart below, will gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in The Fund’s target retirement year of 2030 and reaching the Fund’s final target allocation of approximately 40% equity/60% fixed-income at some point from 2037 to 2040. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income, and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2012, which will change over time, are approximately as follows: U.S. Equity: 59.10%; International Equity: 19.70%; Fixed-Income: 21.20%; and Inflation-Protected Assets: 0.00%.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Equity Index Fund (U.S. Equity); International Equity Index Fund and Emerging Markets Equity Index Fund (International Equity); Bond Index Fund (Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2011, are listed in the chart below. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	80.57%	U.S. Equity	60.34%	· Equity Index Fund	60.34%
		International Equity	20.23%	· International Equity Index Fund	15.02%
				· Emerging Markets Equity Index Fund	5.21%
FIXED-INCOME	19.43%	Fixed-Income	19.43%	· Bond Index Fund	19.43%
Total	100.00%		100.00%		100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

TIAA-CREF Lifecycle Index Funds

Years to Target Date	U.S. Equity	International Equity	Fixed-Income	Inflation- Protected Assets
45	67.50	22.50	10.00	-
40	67.50	22.50	10.00	-
35	67.50	22.50	10.00	-
30	67.50	22.50	10.00	-
25	67.50	22.50	10.00	-
20	61.50	20.50	18.00	-
15	55.50	18.50	26.00	-
10	49.50	16.50	32.00	2.00
5	43.50	14.50	38.00	4.00
0	37.50	12.50	44.00	6.00
-5	33.75	11.25	47.00	8.00
-10	30.00	10.00	50.00	10.00
-15	30.00	10.00	50.00	10.00
-20	30.00	10.00	50.00	10.00
-25	30.00	10.00	50.00	10.00
-30	30.00	10.00	50.00	10.00

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Index Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Index Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Index Retirement Income Fund is contained in the prospectus for that fund.

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Underlying Funds, typically is subject to the following principal investment risks:

· Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

· Index Risk—The risk that an Underlying Fund’s performance will not correspond to its benchmark index for any period of time and may underperform such index or the overall stock market. Additionally, to the extent that an Underlying Fund’s investments vary from the composition of its benchmark index, an Underlying Fund’s performance could potentially vary from the index’s performance to a greater extent than if an Underlying Fund merely attempted to replicate the index.

· Equity Investments Risk—A significant portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity investments. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity investments. Equity investments generally have greater price volatility than fixed income instruments.

· Market Risk—The risk that market prices of investments held by an Underlying Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions. Market risk may affect a single issuer, industry or sector of the economy, or it may affect the market as a whole.

· Issuer Risk (often called Financial Risk)—The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of its financial instruments over short or extended periods of time.

· Large-Cap Risk—The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

· Mid-Cap Risk—The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume and less liquidity than the stocks of larger, more established companies.

· Small-Cap Risk—The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

· Foreign Investment Risk—Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from financial instruments of U.S. issuers. This risk may be heightened in emerging or developing markets. Foreign investments may also be less liquid and more difficult to value than investments in U.S. issuers.

· Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their financial markets may be very small, share prices of financial instruments in emerging market countries may be volatile and difficult to determine. Financial instruments of issuers in these countries may be less liquid than those of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

· Fixed-Income Investments Risk—A significant portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed-income investments. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed-income investments.

· Income Volatility Risk—The risk that the level of current income from a portfolio of fixed-income investments declines in certain interest rate environments.

· Credit Risk (a type of Issuer Risk)—The risk that the issuer of bonds may not be able or willing to meet interest or principal payments when the bonds become due.

· Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—The risk that volatile or dramatic reductions in trading activity make it difficult for an Underlying Fund to properly value its investments and that an Underlying Fund may not be able to purchase or sell an investment at an attractive price, if at all.

· Call Risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in an Underlying Fund’s income.

· Interest Rate Risk (a type of Market Risk)—The risk that increases in interest rates can cause the prices of fixed-income investments to decline. This risk is heightened to the extent the Fund invests in longer duration fixed-income investments.

· Prepayment Risk—The risk that during periods of falling interest rates, borrowers may pay off their mortgage loans sooner than expected, forcing an Underlying Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

· Extension Risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

· Special Risks for Inflation-Indexed Bonds—The risk that interest payments on, or market values of, inflation-indexed investments decline because of a decline in inflation (or deflation) or changes in investors’ and/or the market’s inflation expectations. In addition, inflation indices may not reflect the true rate of inflation.

· Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Underlying Fund Risk—The ability of the Fund to achieve its investment objective will depend upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund or an Underlying Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

PAST PERFORMANCE

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Retirement Class. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of a broad-based securities market index and a composite index based on the Fund’s target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by the Fund’s investment adviser to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle Index 2030 Fund

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2011, was 5.39%.

Best quarter: 11.08%, for the quarter ended September 30, 2010. Worst quarter: -9.55%, for the quarter ended June 30, 2010.

AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
Average Annual Total Returns TIAA-CREF Lifecycle Index 2030 Fund		1 Year	Since Inception		Inception Date
Retirement Class		12.91%	13.67%		Sep 30, 2009
Retirement Class After Taxes on Distributions		12.59%	13.35%
Retirement Class After Taxes on Distributions and Sales		8.70%	11.59%
Institutional Class		13.18%	13.94%		Sep 30, 2009
Premier Class		12.94%	13.71%		Sep 30, 2009
Russell 3000�� Index (reflects no deductions for fees, expenses or taxes)		16.93%	18.61%	[1]
Lifecycle 2030 Fund Composite Index (reflects no deductions for fees, expenses or taxes)	[2]	13.41%	14.24%	[1]
[1]	The performance above is calculated from the Retirement Class inception date.
[2]	As of the close of business on December 31, 2010, the Lifecycle Index 2030 Fund Composite Index consisted of: 60.9% Russell 3000 Index; 20.3% MSCI EAFE Index; and 18.8% Barclays Capital U.S. Aggregate Bond Index. The Fund's composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark's performance may vary over time.

Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

TIAA-CREF Lifecycle Index 2035 Fund
RISK/RETURN
INVESTMENT OBJECTIVE
The Lifecycle Index 2035 Fund seeks high total return over time through a combination of capital appreciation and income.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Shareholder Fees TIAA-CREF Lifecycle Index 2035 Fund (USD $)	Retirement Class	Premier Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	none	none	none
Maximum Deferred Sales Charge	none	none	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	none	none	none
Redemption or Exchange Fee	none	none	none
Maximum Account Fee	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses TIAA-CREF Lifecycle Index 2035 Fund		Retirement Class	Premier Class	Institutional Class
Management Fees		0.10%	0.10%	0.10%
Distribution (Rule 12b-1) Fees	[1]	0.05%	0.15%
Other Expenses		0.40%	0.13%	0.13%
Acquired Fund Fees and Expenses	[2]	0.08%	0.08%	0.08%
Total Annual Fund Operating Expenses		0.63%	0.46%	0.31%
Waivers and Expense Reimbursements	[3]	0.20%	0.13%	0.13%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.43%	0.33%	0.18%
[1]	The Retirement Class of the Fund has adopted a Distribution (12b-1) Plan that compensates the Fund's distributor, Teachers Personal Investors Services, Inc. ("TPIS"), for its expenses in providing distribution, promotional and/or shareholder services to Retirement Class shares at the annual rate of 0.05% of average daily net assets attributable to Retirement Class shares. In addition, TPIS has contractually agreed not to seek payment of this fee under the Plan for Retirement Class shares through September 30, 2012, unless changed with approval of the Board of Trustees.
[2]	"Acquired Fund Fees and Expenses" are the Fund's proportionate amount of the expenses of any investment companies or pools in which it invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because "Acquired Fund Fees and Expenses" are included in the chart above, the Fund's operating expenses here will not correlate with the expenses included in the Financial Highlights in this Prospectus and the Fund's May 31, 2011 annual report.
[3]	Under the Fund's expense reimbursement arrangements, the Fund's investment adviser, Teachers Advisors, Inc. ("Advisors"), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.35% of average daily net assets for Retirement Class shares; (ii) 0.25% of average daily net assets for Premier Class shares; and (iii) 0.10% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2012, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example TIAA-CREF Lifecycle Index 2035 Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Retirement Class	44	182	331	767
Premier Class	34	134	245	567
Institutional Class	18	87	161	381

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended September 30, 2010, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio. During the eight-month fiscal period ended May 31, 2011, the Fund’s portfolio turnover rate was 10% (not annualized) of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the TIAA-CREF Funds and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire within a few years of 2035. The Fund has a policy of investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in Underlying Funds that are managed to seek investment returns that track particular market indices.

The Fund expects to allocate approximately 88.40% of its assets to equity Underlying Funds and 11.60% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to 10% from the targets. The target allocations along the investment glidepath, illustrated in the chart below, will gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in The Fund’s target retirement year of 2035 and reaching the Fund’s final target allocation of approximately 40% equity/60% fixed-income at some point from 2042 to 2045. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income, and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2012, which will change over time, are approximately as follows: U.S. Equity: 65.10%; International Equity: 21.70%; Fixed-Income: 13.20%; and Inflation-Protected Assets: 0.00%.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Equity Index Fund (U.S. Equity); International Equity Index Fund and Emerging Markets Equity Index Fund (International Equity); Bond Index Fund (Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2011, are listed in the chart below. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	88.54%	U.S. Equity	66.30%	· Equity Index Fund	66.30%
		International Equity	22.24%	· International Equity Index Fund	16.51%
				· Emerging Marketss Equity Index Fund	5.73%
FIXED-INCOME	11.46%	Fixed-Income	11.46%	· Bond Index Fund	11.46%
Total	100.00%		100.00%		100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

TIAA-CREF Lifecycle Index Funds

Years to Target Date	U.S. Equity	International Equity	Fixed-Income	Inflation- Protected Assets
45	67.50	22.50	10.00	-
40	67.50	22.50	10.00	-
35	67.50	22.50	10.00	-
30	67.50	22.50	10.00	-
25	67.50	22.50	10.00	-
20	61.50	20.50	18.00	-
15	55.50	18.50	26.00	-
10	49.50	16.50	32.00	2.00
5	43.50	14.50	38.00	4.00
0	37.50	12.50	44.00	6.00
-5	33.75	11.25	47.00	8.00
-10	30.00	10.00	50.00	10.00
-15	30.00	10.00	50.00	10.00
-20	30.00	10.00	50.00	10.00
-25	30.00	10.00	50.00	10.00
-30	30.00	10.00	50.00	10.00

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Index Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Index Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Index Retirement Income Fund is contained in the prospectus for that fund.

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Underlying Funds, typically is subject to the following principal investment risks:

· Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

· Index Risk—The risk that an Underlying Fund’s performance will not correspond to its benchmark index for any period of time and may underperform such index or the overall stock market. Additionally, to the extent that an Underlying Fund’s investments vary from the composition of its benchmark index, an Underlying Fund’s performance could potentially vary from the index’s performance to a greater extent than if an Underlying Fund merely attempted to replicate the index.

· Equity Investments Risk—A significant portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity investments. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity investments. Equity investments generally have greater price volatility than fixed income instruments.

· Market Risk—The risk that market prices of investments held by an Underlying Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions. Market risk may affect a single issuer, industry or sector of the economy, or it may affect the market as a whole.

· Issuer Risk (often called Financial Risk)—The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of its financial instruments over short or extended periods of time.

· Large-Cap Risk—The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

· Mid-Cap Risk—The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume and less liquidity than the stocks of larger, more established companies.

· Small-Cap Risk—The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

· Foreign Investment Risk—Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from financial instruments of U.S. issuers. This risk may be heightened in emerging or developing markets. Foreign investments may also be less liquid and more difficult to value than investments in U.S. issuers.

· Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their financial markets may be very small, share prices of financial instruments in emerging market countries may be volatile and difficult to determine. Financial instruments of issuers in these countries may be less liquid than those of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

· Fixed-Income Investments Risk—A significant portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed-income investments. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed-income investments.

· Income Volatility Risk—The risk that the level of current income from a portfolio of fixed-income investments declines in certain interest rate environments.

· Credit Risk (a type of Issuer Risk)—The risk that the issuer of bonds may not be able or willing to meet interest or principal payments when the bonds become due.

· Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—The risk that volatile or dramatic reductions in trading activity make it difficult for an Underlying Fund to properly value its investments and that an Underlying Fund may not be able to purchase or sell an investment at an attractive price, if at all.

· Call Risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in an Underlying Fund’s income.

· Interest Rate Risk (a type of Market Risk)—The risk that increases in interest rates can cause the prices of fixed-income investments to decline. This risk is heightened to the extent the Fund invests in longer duration fixed-income investments.

· Prepayment Risk—The risk that during periods of falling interest rates, borrowers may pay off their mortgage loans sooner than expected, forcing an Underlying Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

· Extension Risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

· Special Risks for Inflation-Indexed Bonds—The risk that interest payments on, or market values of, inflation-indexed investments decline because of a decline in inflation (or deflation) or changes in investors’ and/or the market’s inflation expectations. In addition, inflation indices may not reflect the true rate of inflation.

· Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Underlying Fund Risk—The ability of the Fund to achieve its investment objective will depend upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund or an Underlying Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

PAST PERFORMANCE

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Retirement Class. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of a broad-based securities market index and a composite index based on the Fund’s target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by the Fund’s investment adviser to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle Index 2035 Fund

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2011, was 5.69%.

Best quarter: 11.89%, for the quarter ended September 30, 2010. Worst quarter: -10.71%, for the quarter ended June 30, 2010.

AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
Average Annual Total Returns TIAA-CREF Lifecycle Index 2035 Fund		1 Year	Since Inception		Inception Date
Retirement Class		13.41%	14.37%		Sep 30, 2009
Retirement Class After Taxes on Distributions		13.10%	14.07%
Retirement Class After Taxes on Distributions and Sales		9.05%	12.21%
Institutional Class		13.67%	14.64%		Sep 30, 2009
Premier Class		13.44%	14.42%		Sep 30, 2009
Russell 3000�� Index (reflects no deductions for fees, expenses or taxes)		16.93%	18.61%	[1]
Lifecycle 2035 Fund Composite Index (reflects no deductions for fees, expenses or taxes)	[2]	13.98%	14.99%	[1]
[1]	The performance above is calculated from the Retirement Class inception date.
[2]	As of the close of business on December 31, 2010, the Lifecycle Index 2035 Fund Composite Index consisted of: 66.9% Russell 3000 Index; 22.3% MSCI EAFE Index; and 10.8% Barclays Capital U.S. Aggregate Bond Index. The Fund's composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark's performance may vary over time.

Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

TIAA-CREF Lifecycle Index 2040 Fund
RISK/RETURN
INVESTMENT OBJECTIVE
The Lifecycle Index 2040 Fund seeks high total return over time through a combination of capital appreciation and income.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Shareholder Fees TIAA-CREF Lifecycle Index 2040 Fund (USD $)	Retirement Class	Premier Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	none	none	none
Maximum Deferred Sales Charge	none	none	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	none	none	none
Redemption or Exchange Fee	none	none	none
Maximum Account Fee	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses TIAA-CREF Lifecycle Index 2040 Fund		Retirement Class	Premier Class	Institutional Class
Management Fees		0.10%	0.10%	0.10%
Distribution (Rule 12b-1) Fees	[1]	0.05%	0.15%
Other Expenses		0.39%	0.12%	0.11%
Acquired Fund Fees and Expenses	[2]	0.08%	0.08%	0.08%
Total Annual Fund Operating Expenses		0.62%	0.45%	0.29%
Waivers and Expense Reimbursements	[3]	0.19%	0.12%	0.11%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.43%	0.33%	0.18%
[1]	The Retirement Class of the Fund has adopted a Distribution (12b-1) Plan that compensates the Fund's distributor, Teachers Personal Investors Services, Inc. ("TPIS"), for its expenses in providing distribution, promotional and/or shareholder services to Retirement Class shares at the annual rate of 0.05% of average daily net assets attributable to Retirement Class shares. In addition, TPIS has contractually agreed not to seek payment of this fee under the Plan for Retirement Class shares through September 30, 2012, unless changed with approval of the Board of Trustees.
[2]	"Acquired Fund Fees and Expenses" are the Fund's proportionate amount of the expenses of any investment companies or pools in which it invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because "Acquired Fund Fees and Expenses" are included in the chart above, the Fund's operating expenses here will not correlate with the expenses included in the Financial Highlights in this Prospectus and the Fund's May 31, 2011 annual report.
[3]	Under the Fund's expense reimbursement arrangements, the Fund's investment adviser, Teachers Advisors, Inc. ("Advisors"), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.35% of average daily net assets for Retirement Class shares; (ii) 0.25% of average daily net assets for Premier Class shares; and (iii) 0.10% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2012, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example TIAA-CREF Lifecycle Index 2040 Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Retirement Class	44	179	327	756
Premier Class	34	132	240	555
Institutional Class	18	82	152	357

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended September 30, 2010, the Fund’s portfolio turnover rate was 11% of the average value of its portfolio. During the eight-month fiscal period ended May 31, 2011, the Fund’s portfolio turnover rate was 10% (not annualized) of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the TIAA-CREF Funds and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire within a few years of 2040. The Fund has a policy of investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in Underlying Funds that are managed to seek investment returns that track particular market indices.

The Fund expects to allocate approximately 90.00% of its assets to equity Underlying Funds and 10.00% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to 10% from the targets. The target allocations along the investment glidepath, illustrated in the chart below, will gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in The Fund’s target retirement year of 2040 and reaching the Fund’s final target allocation of approximately 40% equity/60% fixed-income at some point from 2047 to 2050. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income, and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2012, which will change over time, are approximately as follows: U.S. Equity: 67.50%; International Equity: 22.50%; Fixed-Income: 10.00%; and Inflation-Protected Assets: 0.00%.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Equity Index Fund (U.S. Equity); International Equity Index Fund and Emerging Markets Equity Index Fund (International Equity); Bond Index Fund (Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2011, are listed in the chart below. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	89.96%	U.S. Equity	67.37%	· Equity Index Fund	67.37%
		International Equity	22.59%	· International Equity Index Fund	16.78%
				· Emerging Markets Equity Index Fund	5.81%
FIXED-INCOME	10.04%	Fixed-Income	10.04%	· Bond Index Fund	10.04%
Total	100.00%		100.00%		100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

TIAA-CREF Lifecycle Index Funds

Years to Target Date	U.S. Equity	International Equity	Fixed-Income	Inflation- Protected Assets
45	67.50	22.50	10.00	-
40	67.50	22.50	10.00	-
35	67.50	22.50	10.00	-
30	67.50	22.50	10.00	-
25	67.50	22.50	10.00	-
20	61.50	20.50	18.00	-
15	55.50	18.50	26.00	-
10	49.50	16.50	32.00	2.00
5	43.50	14.50	38.00	4.00
0	37.50	12.50	44.00	6.00
-5	33.75	11.25	47.00	8.00
-10	30.00	10.00	50.00	10.00
-15	30.00	10.00	50.00	10.00
-20	30.00	10.00	50.00	10.00
-25	30.00	10.00	50.00	10.00
-30	30.00	10.00	50.00	10.00

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Index Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Index Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Index Retirement Income Fund is contained in the prospectus for that fund.

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Underlying Funds, typically is subject to the following principal investment risks:

· Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

· Index Risk—The risk that an Underlying Fund’s performance will not correspond to its benchmark index for any period of time and may underperform such index or the overall stock market. Additionally, to the extent that an Underlying Fund’s investments vary from the composition of its benchmark index, an Underlying Fund’s performance could potentially vary from the index’s performance to a greater extent than if an Underlying Fund merely attempted to replicate the index.

· Equity Investments Risk—A significant portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity investments. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity investments. Equity investments generally have greater price volatility than fixed income instruments.

· Market Risk—The risk that market prices of investments held by an Underlying Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions. Market risk may affect a single issuer, industry or sector of the economy, or it may affect the market as a whole.

· Issuer Risk (often called Financial Risk)—The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of its financial instruments over short or extended periods of time.

· Large-Cap Risk—The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

· Mid-Cap Risk—The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume and less liquidity than the stocks of larger, more established companies.

· Small-Cap Risk—The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

· Foreign Investment Risk—Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from financial instruments of U.S. issuers. This risk may be heightened in emerging or developing markets. Foreign investments may also be less liquid and more difficult to value than investments in U.S. issuers.

· Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their financial markets may be very small, share prices of financial instruments in emerging market countries may be volatile and difficult to determine. Financial instruments of issuers in these countries may be less liquid than those of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

· Fixed-Income Investments Risk—A significant portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed-income investments. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed-income investments.

· Income Volatility Risk—The risk that the level of current income from a portfolio of fixed-income investments declines in certain interest rate environments.

· Credit Risk (a type of Issuer Risk)—The risk that the issuer of bonds may not be able or willing to meet interest or principal payments when the bonds become due.

· Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—The risk that volatile or dramatic reductions in trading activity make it difficult for an Underlying Fund to properly value its investments and that an Underlying Fund may not be able to purchase or sell an investment at an attractive price, if at all.

· Call Risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in an Underlying Fund’s income.

· Interest Rate Risk (a type of Market Risk)—The risk that increases in interest rates can cause the prices of fixed-income investments to decline. This risk is heightened to the extent the Fund invests in longer duration fixed-income investments.

· Prepayment Risk—The risk that during periods of falling interest rates, borrowers may pay off their mortgage loans sooner than expected, forcing an Underlying Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

· Extension Risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

· Special Risks for Inflation-Indexed Bonds—The risk that interest payments on, or market values of, inflation-indexed investments decline because of a decline in inflation (or deflation) or changes in investors’ and/or the market’s inflation expectations. In addition, inflation indices may not reflect the true rate of inflation.

· Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Underlying Fund Risk—The ability of the Fund to achieve its investment objective will depend upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund or an Underlying Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

PAST PERFORMANCE

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Retirement Class. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of a broad-based securities market index and a composite index based on the Fund’s target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by the Fund’s investment adviser to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle Index 2040 Fund

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2011, was 5.68%.

Best quarter: 11.87%, for the quarter ended September 30, 2010. Worst quarter: -10.69%, for the quarter ended June 30, 2010.

AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
Average Annual Total Returns TIAA-CREF Lifecycle Index 2040 Fund		1 Year	Since Inception		Inception Date
Retirement Class		13.50%	14.43%		Sep 30, 2009
Retirement Class After Taxes on Distributions		13.18%	14.15%
Retirement Class After Taxes on Distributions and Sales		9.11%	12.26%
Institutional Class		13.76%	14.70%		Sep 30, 2009
Premier Class		13.53%	14.48%		Sep 30, 2009
Russell 3000�� Index (reflects no deductions for fees, expenses or taxes)		16.93%	18.61%	[1]
Lifecycle 2040 Fund Composite Index (reflects no deductions for fees, expenses or taxes)	[2]	14.07%	15.06%	[1]
[1]	The performance above is calculated from the Retirement Class inception date.
[2]	As of the close of business on December 31, 2010, the Lifecycle Index 2040 Fund Composite Index consisted of: 67.5% Russell 3000 Index; 22.5% MSCI EAFE Index; and 10.0% Barclays Capital U.S. Aggregate Bond Index. The Fund's composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark's performance may vary over time.

Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a),401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

TIAA-CREF Lifecycle Index 2045 Fund
RISK/RETURN
INVESTMENT OBJECTIVE
The Lifecycle Index 2045 Fund seeks high total return over time through a combination of capital appreciation and income.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Shareholder Fees TIAA-CREF Lifecycle Index 2045 Fund (USD $)	Retirement Class	Premier Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	none	none	none
Maximum Deferred Sales Charge	none	none	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	none	none	none
Redemption or Exchange Fee	none	none	none
Maximum Account Fee	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses TIAA-CREF Lifecycle Index 2045 Fund		Retirement Class	Premier Class	Institutional Class
Management Fees		0.10%	0.10%	0.10%
Distribution (Rule 12b-1) Fees	[1]	0.05%	0.15%
Other Expenses		0.55%	0.26%	0.25%
Acquired Fund Fees and Expenses	[2]	0.08%	0.08%	0.08%
Total Annual Fund Operating Expenses		0.78%	0.59%	0.43%
Waivers and Expense Reimbursements	[3]	0.35%	0.26%	0.25%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.43%	0.33%	0.18%
[1]	The Retirement Class of the Fund has adopted a Distribution (12b-1) Plan that compensates the Fund's distributor, Teachers Personal Investors Services, Inc. ("TPIS"), for its expenses in providing distribution, promotional and/or shareholder services to Retirement Class shares at the annual rate of 0.05% of average daily net assets attributable to Retirement Class shares. In addition, TPIS has contractually agreed not to seek payment of this fee under the Plan for Retirement Class shares through September 30, 2012, unless changed with approval of the Board of Trustees.
[2]	"Acquired Fund Fees and Expenses" are the Fund's proportionate amount of the expenses of any investment companies or pools in which it invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because "Acquired Fund Fees and Expenses" are included in the chart above, the Fund's operating expenses here will not correlate with the expenses included in the Financial Highlights in this Prospectus and the Fund's May 31, 2011 annual report.
[3]	Under the Fund's expense reimbursement arrangements, the Fund's investment adviser, Teachers Advisors, Inc. ("Advisors"), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.35% of average daily net assets for Retirement Class shares; (ii) 0.25% of average daily net assets for Premier Class shares; and (iii) 0.10% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2012, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example TIAA-CREF Lifecycle Index 2045 Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Retirement Class	44	214	399	933
Premier Class	34	163	303	713
Institutional Class	18	113	216	518

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended September 30, 2010, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio. During the eight-month fiscal period ended May 31, 2011, the Fund’s portfolio turnover rate was 11% (not annualized) of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the TIAA-CREF Funds and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire within a few years of 2045. The Fund has a policy of investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in Underlying Funds that are managed to seek investment returns that track particular market indices.

The Fund expects to allocate approximately 90.00% of its assets to equity Underlying Funds and 10.00% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to 10% from the targets. The target allocations along the investment glidepath, illustrated in the chart below, will gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in The Fund’s target retirement year of 2045 and reaching the Fund’s final target allocation of approximately 40% equity/60% fixed-income at some point from 2052 to 2055. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income, and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2012, which will change over time, are approximately as follows: U.S. Equity: 67.50%; International Equity: 22.50%; Fixed-Income: 10.00%; and Inflation-Protected Assets: 0.00%.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Equity Index Fund (U.S. Equity); International Equity Index Fund and Emerging Markets Equity Index Fund (International Equity); Bond Index Fund (Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2011, are listed in the chart below. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	90.00%	U.S. Equity	67.39%	· Equity Index Fund	67.39%
		International Equity	22.61%	· International Equity Index Fund	16.79%
				· Emerging Market Equity Index Fund	5.82%
FIXED-INCOME	10.00%	Fixed-Income	10.00%	· Bond Index Fund	10.00%
Total	100.00%		100.00%		100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

TIAA-CREF Lifecycle Index Funds

Years to Target Date	U.S. Equity	International Equity	Fixed-Income	Inflation- Protected Assets
45	67.50	22.50	10.00	-
40	67.50	22.50	10.00	-
35	67.50	22.50	10.00	-
30	67.50	22.50	10.00	-
25	67.50	22.50	10.00	-
20	61.50	20.50	18.00	-
15	55.50	18.50	26.00	-
10	49.50	16.50	32.00	2.00
5	43.50	14.50	38.00	4.00
0	37.50	12.50	44.00	6.00
-5	33.75	11.25	47.00	8.00
-10	30.00	10.00	50.00	10.00
-15	30.00	10.00	50.00	10.00
-20	30.00	10.00	50.00	10.00
-25	30.00	10.00	50.00	10.00
-30	30.00	10.00	50.00	10.00

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Index Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Index Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Index Retirement Income Fund is contained in the prospectus for that fund.

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Underlying Funds, typically is subject to the following principal investment risks:

· Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

· Index Risk—The risk that an Underlying Fund’s performance will not correspond to its benchmark index for any period of time and may underperform such index or the overall stock market. Additionally, to the extent that an Underlying Fund’s investments vary from the composition of its benchmark index, an Underlying Fund’s performance could potentially vary from the index’s performance to a greater extent than if an Underlying Fund merely attempted to replicate the index.

· Equity Investments Risk—A significant portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity investments. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity investments. Equity investments generally have greater price volatility than fixed income instruments.

· Market Risk—The risk that market prices of investments held by an Underlying Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions. Market risk may affect a single issuer, industry or sector of the economy, or it may affect the market as a whole.

· Issuer Risk (often called Financial Risk)—The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of its financial instruments over short or extended periods of time.

· Large-Cap Risk—The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

· Mid-Cap Risk—The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume and less liquidity than the stocks of larger, more established companies.

· Small-Cap Risk—The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

· Foreign Investment Risk—Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from financial instruments of U.S. issuers. This risk may be heightened in emerging or developing markets. Foreign investments may also be less liquid and more difficult to value than investments in U.S. issuers.

· Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their financial markets may be very small, share prices of financial instruments in emerging market countries may be volatile and difficult to determine. Financial instruments of issuers in these countries may be less liquid than those of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

· Fixed-Income Investments Risk—A significant portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed-income investments. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed-income investments.

· Income Volatility Risk—The risk that the level of current income from a portfolio of fixed-income investments declines in certain interest rate environments.

· Credit Risk (a type of Issuer Risk)—The risk that the issuer of bonds may not be able or willing to meet interest or principal payments when the bonds become due.

· Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—The risk that volatile or dramatic reductions in trading activity make it difficult for an Underlying Fund to properly value its investments and that an Underlying Fund may not be able to purchase or sell an investment at an attractive price, if at all.

· Call Risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in an Underlying Fund’s income.

· Interest Rate Risk (a type of Market Risk)—The risk that increases in interest rates can cause the prices of fixed-income investments to decline. This risk is heightened to the extent the Fund invests in longer duration fixed-income investments.

· Prepayment Risk—The risk that during periods of falling interest rates, borrowers may pay off their mortgage loans sooner than expected, forcing an Underlying Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

· Extension Risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

· Special Risks for Inflation-Indexed Bonds—The risk that interest payments on, or market values of, inflation-indexed investments decline because of a decline in inflation (or deflation) or changes in investors’ and/or the market’s inflation expectations. In addition, inflation indices may not reflect the true rate of inflation.

· Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Underlying Fund Risk—The ability of the Fund to achieve its investment objective will depend upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund or an Underlying Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

PAST PERFORMANCE

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Retirement Class. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of a broad-based securities market index and a composite index based on the Fund’s target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by the Fund’s investment adviser to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle Index 2045 Fund

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2011, was 5.72%.

Best quarter: 11.95%, for the quarter ended September 30, 2010. Worst quarter: -10.68%, for the quarter ended June 30, 2010.

AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
Average Annual Total Returns TIAA-CREF Lifecycle Index 2045 Fund		1 Year	Since Inception		Inception Date
Retirement Class		13.50%	14.37%		Sep 30, 2009
Retirement Class After Taxes on Distributions		13.18%	13.98%
Retirement Class After Taxes on Distributions and Sales		9.11%	12.19%
Institutional Class		13.77%	14.65%		Sep 30, 2009
Premier Class		13.64%	14.50%		Sep 30, 2009
Russell 3000�� Index (reflects no deductions for fees, expenses or taxes)		16.93%	18.61%	[1]
Lifecycle 2045 Fund Composite Index (reflects no deductions for fees, expenses or taxes)	[2]	14.07%	15.06%	[1]
[1]	The performance above is calculated from the Retirement Class inception date.
[2]	As of the close of business on December 31, 2010, the Lifecycle Index 2045 Fund Composite Index consisted of: 67.5% Russell 3000 Index; 22.5% MSCI EAFE Index; and 10.0% Barclays Capital U.S. Aggregate Bond Index. The Fund's composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark's performance may vary over time.

Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

TIAA-CREF Lifecycle Index 2050 Fund
RISK/RETURN
INVESTMENT OBJECTIVE
The Lifecycle Index 2050 Fund seeks high total return over time through a combination of capital appreciation and income.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Shareholder Fees TIAA-CREF Lifecycle Index 2050 Fund (USD $)	Retirement Class	Premier Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	none	none	none
Maximum Deferred Sales Charge	none	none	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	none	none	none
Redemption or Exchange Fee	none	none	none
Maximum Account Fee	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses TIAA-CREF Lifecycle Index 2050 Fund		Retirement Class	Premier Class	Institutional Class
Management Fees		0.10%	0.10%	0.10%
Distribution (Rule 12b-1) Fees	[1]	0.05%	0.15%
Other Expenses		0.65%	0.35%	0.33%
Acquired Fund Fees and Expenses	[2]	0.08%	0.08%	0.08%
Total Annual Fund Operating Expenses		0.88%	0.68%	0.51%
Waivers and Expense Reimbursements	[3]	0.45%	0.35%	0.33%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.43%	0.33%	0.18%
[1]	The Retirement Class of the Fund has adopted a Distribution (12b-1) Plan that compensates the Fund's distributor, Teachers Personal Investors Services, Inc. ("TPIS"), for its expenses in providing distribution, promotional and/or shareholder services to Retirement Class shares at the annual rate of 0.05% of average daily net assets attributable to Retirement Class shares. In addition, TPIS has contractually agreed not to seek payment of this fee under the Plan for Retirement Class shares through September 30, 2012, unless changed with approval of the Board of Trustees.
[2]	"Acquired Fund Fees and Expenses" are the Fund's proportionate amount of the expenses of any investment companies or pools in which it invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because "Acquired Fund Fees and Expenses" are included in the chart above, the Fund's operating expenses here will not correlate with the expenses included in the Financial Highlights in this Prospectus and the Fund's May 31, 2011 annual report.
[3]	Under the Fund's expense reimbursement arrangements, the Fund's investment adviser, Teachers Advisors, Inc. ("Advisors"), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.35% of average daily net assets for Retirement Class shares; (ii) 0.25% of average daily net assets for Premier Class shares; and (iii) 0.10% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2012, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example TIAA-CREF Lifecycle Index 2050 Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Retirement Class	44	236	444	1,043
Premier Class	34	182	344	813
Institutional Class	18	130	252	609

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended September 30, 2010, the Fund’s portfolio turnover rate was 11% of the average value of its portfolio. During the eight-month fiscal period ended May 31, 2011, the Fund’s portfolio turnover rate was 12% (not annualized) of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the TIAA-CREF Funds and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire within a few years of 2050. The Fund has a policy of investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in Underlying Funds that are managed to seek investment returns that track particular market indices.

The Fund expects to allocate approximately 90.00% of its assets to equity Underlying Funds and 10.00% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to 10% from the targets. The target allocations along the investment glidepath, illustrated in the chart below, will gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in The Fund’s target retirement year of 2050 and reaching the Fund’s final target allocation of approximately 40% equity/60% fixed-income at some point from 2057 to 2060. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income, and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2012, which will change over time, are approximately as follows: U.S. Equity: 67.50%; International Equity: 22.50%; Fixed-Income: 10.00%; and Inflation-Protected Assets: 0.00%.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Equity Index Fund (U.S. Equity); International Equity Index Fund and Emerging Markets Equity Index Fund (International Equity); Bond Index Fund (Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2011, are listed in the chart below. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	90.08%	U.S. Equity	67.46%	· Equity Index Fund	67.46%
		International Equity	22.62%	· International Equity Index Fund	16.80%
				· Emerging Markets Equity Index Fund	5.82%
FIXED-INCOME	9.92%	Fixed-Income	9.92%	· Bond Index Fund	9.92%
Total	100.00%		100.00%		100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

TIAA-CREF Lifecycle Index Funds

Years to Target Date	U.S. Equity	International Equity	Fixed-Income	Inflation- Protected Assets
45	67.50	22.50	10.00	-
40	67.50	22.50	10.00	-
35	67.50	22.50	10.00	-
30	67.50	22.50	10.00	-
25	67.50	22.50	10.00	-
20	61.50	20.50	18.00	-
15	55.50	18.50	26.00	-
10	49.50	16.50	32.00	2.00
5	43.50	14.50	38.00	4.00
0	37.50	12.50	44.00	6.00
-5	33.75	11.25	47.00	8.00
-10	30.00	10.00	50.00	10.00
-15	30.00	10.00	50.00	10.00
-20	30.00	10.00	50.00	10.00
-25	30.00	10.00	50.00	10.00
-30	30.00	10.00	50.00	10.00

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Index Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Index Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Index Retirement Income Fund is contained in the prospectus for that fund.

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Underlying Funds, typically is subject to the following principal investment risks:

· Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

· Index Risk—The risk that an Underlying Fund’s performance will not correspond to its benchmark index for any period of time and may underperform such index or the overall stock market. Additionally, to the extent that an Underlying Fund’s investments vary from the composition of its benchmark index, an Underlying Fund’s performance could potentially vary from the index’s performance to a greater extent than if an Underlying Fund merely attempted to replicate the index.

· Equity Investments Risk—A significant portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity investments. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity investments. Equity investments generally have greater price volatility than fixed income instruments.

· Market Risk—The risk that market prices of investments held by an Underlying Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions. Market risk may affect a single issuer, industry or sector of the economy, or it may affect the market as a whole.

· Issuer Risk (often called Financial Risk)—The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of its financial instruments over short or extended periods of time.

· Large-Cap Risk—The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

· Mid-Cap Risk—The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume and less liquidity than the stocks of larger, more established companies.

· Small-Cap Risk—The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

· Foreign Investment Risk—Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from financial instruments of U.S. issuers. This risk may be heightened in emerging or developing markets. Foreign investments may also be less liquid and more difficult to value than investments in U.S. issuers.

· Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their financial markets may be very small, share prices of financial instruments in emerging market countries may be volatile and difficult to determine. Financial instruments of issuers in these countries may be less liquid than those of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

· Fixed-Income Investments Risk—A significant portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed-income investments. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed-income investments.

· Income Volatility Risk—The risk that the level of current income from a portfolio of fixed-income investments declines in certain interest rate environments.

· Credit Risk (a type of Issuer Risk)—The risk that the issuer of bonds may not be able or willing to meet interest or principal payments when the bonds become due.

· Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—The risk that volatile or dramatic reductions in trading activity make it difficult for an Underlying Fund to properly value its investments and that an Underlying Fund may not be able to purchase or sell an investment at an attractive price, if at all.

· Call Risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in an Underlying Fund’s income.

· Interest Rate Risk (a type of Market Risk)—The risk that increases in interest rates can cause the prices of fixed-income investments to decline. This risk is heightened to the extent the Fund invests in longer duration fixed-income investments.

· Prepayment Risk—The risk that during periods of falling interest rates, borrowers may pay off their mortgage loans sooner than expected, forcing an Underlying Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

· Extension Risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

· Special Risks for Inflation-Indexed Bonds—The risk that interest payments on, or market values of, inflation-indexed investments decline because of a decline in inflation (or deflation) or changes in investors’ and/or the market’s inflation expectations. In addition, inflation indices may not reflect the true rate of inflation.

· Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Underlying Fund Risk—The ability of the Fund to achieve its investment objective will depend upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund or an Underlying Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

PAST PERFORMANCE

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Retirement Class. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of a broad-based securities market index and a composite index based on the Fund’s target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by the Fund’s investment adviser to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle Index 2050 Fund

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2011, was 5.72%.

Best quarter: 11.85%, for the quarter ended September 30, 2010. Worst quarter: -10.59%, for the quarter ended June 30, 2010.

AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
Average Annual Total Returns TIAA-CREF Lifecycle Index 2050 Fund		1 Year	Since Inception		Inception Date
Retirement Class		13.51%	14.46%		Sep 30, 2009
Retirement Class After Taxes on Distributions		13.19%	14.06%
Retirement Class After Taxes on Distributions and Sales		9.12%	12.26%
Institutional Class		13.79%	14.74%		Sep 30, 2009
Premier Class		13.56%	14.52%		Sep 30, 2009
Russell 3000�� Index (reflects no deductions for fees, expenses or taxes)		16.93%	18.61%	[1]
Lifecycle 2050 Fund Composite Index (reflects no deductions for fees, expenses or taxes)	[2]	14.07%	15.06%	[1]
[1]	The performance above is calculated from the Retirement Class inception date.
[2]	As of the close of business on December 31, 2010, the Lifecycle Index 2050 Fund Composite Index consisted of: 67.5% Russell 3000 Index; 22.5% MSCI EAFE Index; and 10.0% Barclays Capital U.S. Aggregate Bond Index. The Fund's composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark's performance may vary over time.

Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

TIAA-CREF LIFECYCLE INDEX 2055 FUND
RISK/RETURN
INVESTMENT OBJECTIVE
The Lifecycle Index 2055 Fund seeks high total return over time through a combination of capital appreciation and income.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Shareholder Fees TIAA-CREF LIFECYCLE INDEX 2055 FUND (USD $)	RETIREMENT CLASS	PREMIER CLASS	INSTITUTIONAL CLASS
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	none	none	none
Maximum Deferred Sales Charge	none	none	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	none	none	none
Redemption or Exchange Fee	none	none	none
Maximum Account Fee	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses TIAA-CREF LIFECYCLE INDEX 2055 FUND		RETIREMENT CLASS	PREMIER CLASS	INSTITUTIONAL CLASS
Management Fees		0.10%	0.10%	0.10%
Distribution (Rule 12b-1) Fees	[1]	0.05%	0.15%
Other Expenses	[2]	1.15%	0.90%	0.89%
Acquired Fund Fees and Expenses	[3]	0.09%	0.09%	0.09%
Total Annual Fund Operating Expenses		1.39%	1.24%	1.08%
Waivers and Expense Reimbursements	[4]	0.95%	0.90%	0.89%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.44%	0.34%	0.19%
[1]	The Retirement Class of the Fund has adopted a Distribution (12b-1) Plan that compensates the Fund's distributor, Teachers Personal Investors Services, Inc. ("TPIS"), for its expenses in providing distribution, promotional and/or shareholder services to Retirement Class shares at the annual rate of 0.05% of average daily net assets attributable to Retirement Class shares. In addition, TPIS has contractually agreed not to seek payment of this fee under the Plan for Retirement Class shares through September 30, 2012, unless changed with approval of the Board of Trustees.
[2]	Other Expenses are estimates for the current fiscal year.
[3]	"Acquired Fund Fees and Expenses" are the Fund's proportionate amount of the expenses of any investment companies or pools in which it invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because "Acquired Fund Fees and Expenses" are included in the chart above, the Fund's operating expenses here will not correlate with the expenses included in the Financial Highlights in this Prospectus and the Fund's May 31, 2011 annual report.
[4]	Under the Fund's expense reimbursement arrangements, the Fund's investment adviser, Teachers Advisors, Inc. ("Advisors"), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.35% of average daily net assets for Retirement Class shares; (ii) 0.25% of average daily net assets for Premier Class shares; and (iii) 0.10% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2012, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example TIAA-CREF LIFECYCLE INDEX 2055 FUND (USD $)	1 Year	3 Years
RETIREMENT CLASS	45	346
PREMIER CLASS	35	304
INSTITUTIONAL CLASS	19	255

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the one-month fiscal period ended May 31, 2011, the Fund’s portfolio turnover rate was 1% (not annualized) of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the TIAA-CREF Funds and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire within a few years of 2055.

The Fund expects to allocate approximately 90.00% of its assets to equity Underlying Funds and 10.00% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to 10% from the targets. The target allocations along the investment glidepath, illustrated in the chart below, will gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in The Fund’s target retirement year of 2055 and reaching the Fund’s final target allocation of approximately 40% equity/60% fixed-income at some point from 2062 to 2065. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2012, which will change over time, are approximately as follows: U.S. Equity: 67.50%; International Equity: 22.50%; Fixed-Income: 10.00%; and Inflation-Protected Assets: 0.00%.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Equity Index Fund (U.S. Equity); International Equity Index Fund and Emerging Markets Equity Index Fund (International Equity); Bond Index Fund (Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2011, are listed in the chart below. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	89.90%	U.S. Equity	67.35%	· Equity Index Fund	67.35%
		International Equity	22.55%	· International Equity Index Fund	16.76%
				· Emerging Markets Equity Index Fund	5.79%
FIXED-INCOME	10.10%	Fixed-Income	10.10%	· Bond Index Fund	10.10%
Total	100.00%		100.00%		100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

TIAA-CREF Lifecycle Index Funds

Years to Target Date	U.S. Equity	International Equity	Fixed-Income	Inflation- Protected Assets
45	67.50	22.50	10.00	-
40	67.50	22.50	10.00	-
35	67.50	22.50	10.00	-
30	67.50	22.50	10.00	-
25	67.50	22.50	10.00	-
20	61.50	20.50	18.00	-
15	55.50	18.50	26.00	-
10	49.50	16.50	32.00	2.00
5	43.50	14.50	38.00	4.00
0	37.50	12.50	44.00	6.00
-5	33.75	11.25	47.00	8.00
-10	30.00	10.00	50.00	10.00
-15	30.00	10.00	50.00	10.00
-20	30.00	10.00	50.00	10.00
-25	30.00	10.00	50.00	10.00
-30	30.00	10.00	50.00	10.00

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Index Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Index Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Index Retirement Income Fund is contained in the prospectus for that fund.

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Underlying Funds, typically is subject to the following principal investment risks:

· Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

· Index Risk—The risk that an Underlying Fund’s performance will not correspond to its benchmark index for any period of time and may underperform such index or the overall stock market. Additionally, to the extent that an Underlying Fund’s investments vary from the composition of its benchmark index, an Underlying Fund’s performance could potentially vary from the index’s performance to a greater extent than if an Underlying Fund merely attempted to replicate the index.

· Equity Investments Risk—A significant portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity investments. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity investments. Equity investments generally have greater price volatility than fixed income instruments.

· Market Risk—The risk that market prices of investments held by an Underlying Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions. Market risk may affect a single issuer, industry or sector of the economy, or it may affect the market as a whole.

· Issuer Risk (often called Financial Risk)—The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of its financial instruments over short or extended periods of time.

· Large-Cap Risk—The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

· Mid-Cap Risk—The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume and less liquidity than the stocks of larger, more established companies.

· Small-Cap Risk—The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

· Foreign Investment Risk—Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from financial instruments of U.S. issuers. This risk may be heightened in emerging or developing markets. Foreign investments may also be less liquid and more difficult to value than investments in U.S. issuers.

· Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their financial markets may be very small, share prices of financial instruments in emerging market countries may be volatile and difficult to determine. Financial instruments of issuers in these countries may be less liquid than those of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

· Fixed-Income Investments Risk—A significant portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed-income investments. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed-income investments.

· Income Volatility Risk—The risk that the level of current income from a portfolio of fixed-income investments declines in certain interest rate environments.

· Credit Risk (a type of Issuer Risk)—The risk that the issuer of bonds may not be able or willing to meet interest or principal payments when the bonds become due.

· Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—The risk that volatile or dramatic reductions in trading activity make it difficult for an Underlying Fund to properly value its investments and that an Underlying Fund may not be able to purchase or sell an investment at an attractive price, if at all.

· Call Risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in an Underlying Fund’s income.

· Interest Rate Risk (a type of Market Risk)—The risk that increases in interest rates can cause the prices of fixed-income investments to decline. This risk is heightened to the extent the Fund invests in longer duration fixed-income investments.

· Prepayment Risk—The risk that during periods of falling interest rates, borrowers may pay off their mortgage loans sooner than expected, forcing an Underlying Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

· Extension Risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

· Special Risks for Inflation-Indexed Bonds—The risk that interest payments on, or market values of, inflation-indexed investments decline because of a decline in inflation (or deflation) or changes in investors’ and/or the market’s inflation expectations. In addition, inflation indices may not reflect the true rate of inflation.

· Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Underlying Fund Risk—The ability of the Fund to achieve its investment objective will depend upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund or an Underlying Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

PAST PERFORMANCE
Performance information is not available for the Fund because the Fund has less than one calendar year of performance.
TIAA-CREF Managed Allocation Fund
RISK/RETURN
INVESTMENT OBJECTIVE

The Fund seeks favorable returns that reflect the broad investment performance of the financial markets through capital appreciation and investment income. The Fund will pursue this goal through a “fund of funds” approach, whereby the Fund will make investments primarily in other mutual funds.

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Shareholder Fees TIAA-CREF Managed Allocation Fund (USD $)	Retail Class	Retirement Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	none	none	none
Maximum Deferred Sales Charge	none	none	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	none	none	none
Redemption or Exchange Fee	none	none	none
Account Maintenance Fee (annual fee on accounts under $2,000)	15	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses TIAA-CREF Managed Allocation Fund		Retail Class	Retirement Class	Institutional Class
Distribution (Rule 12b-1) Fees	[1]	0.12%
Other Expenses		0.14%	0.31%	0.06%
Acquired Fund Fees and Expenses	[2]	0.42%	0.42%	0.42%
Total Annual Fund Operating Expenses		0.68%	0.73%	0.48%
Waivers and Expense Reimbursements	[3]	0.01%	0.06%	0.06%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.67%	0.67%	0.42%
[1]	The Retail Class of the Fund has adopted a Distribution (12b-1) Plan that reimburses the Fund's distributor, Teachers Personal Investors Services, Inc. ("TPIS"), for its expenses in providing distribution, promotional and/or shareholder services to Retail Class shares at the annual rate of up to 0.25% of average daily net assets attributable to Retail Class shares.
[2]	"Acquired Fund Fees and Expenses" are the Fund's proportionate amount of the expenses of any investment companies or pools in which it invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because "Acquired Fund Fees and Expenses" are included in the chart above, the Fund's operating expenses here will not correlate with the expenses included in the Financial Highlights in this Prospectus and the Fund's May 31, 2011 annual report.
[3]	Under the Fund's expense reimbursement arrangements, the Fund's investment adviser, Teachers Advisors, Inc. ("Advisors"), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.25% of average daily net assets for Retail Class shares; (ii) 0.25% of average daily net assets for Retirement Class shares; and (iii) 0.00% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2012, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example TIAA-CREF Managed Allocation Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Retail Class	68	217	378	846
Retirement Class	68	227	400	901
Institutional Class	43	148	263	598

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended September 30, 2010, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio. During the eight-month fiscal period ended May 31, 2011, the Fund’s portfolio turnover rate was 10% (not annualized) of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of TIAA-CREF Funds and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). The Fund invests in Underlying Funds according to a relatively stable asset allocation strategy and will generally seek to meet its investment objective by investing: (1) approximately 60% of its assets in equity Underlying Funds including up to 5% of its assets in real estate Underlying Funds; and (2) approximately 40% of its assets in fixed-income Underlying Funds (“target allocations”).

The Fund currently intends to invest in the following equity Underlying Funds: Growth & Income Fund, International Equity Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Emerging Markets Equity Fund, Small-Cap Equity Fund, Enhanced International Equity Index Fund, Enhanced Large-Cap Growth Index Fund, Enhanced Large-Cap Value Index Fund and Real Estate Securities Fund.

The Fund currently intends to invest in the following fixed-income Underlying Funds: Bond Plus Fund, Short-Term Bond Fund, High-Yield Fund and Inflation-Linked Bond Fund

As a result of its investments in the Underlying Funds, the Managed Allocation Fund’s returns will reflect investments in a mix of domestic stocks of companies of all sizes, foreign equities, real estate securities and a variety of domestic and foreign fixed-income instruments of private and governmental issuers of varying maturities and credit qualities. To maintain an appropriate allocation among the Underlying Funds, the portfolio managers monitor the foreign and domestic equity markets, as well as overall financial and economic conditions. If the portfolio managers believe that the relative attractiveness of the markets in which the equity and fixed-income funds are invested changes, they can adjust the percentage of investments in these Underlying Funds up or down by up to 10%. At any given time the Fund may hold between 0 to 5% of its assets in real estate funds. The Fund’s composite benchmark is a composite of three benchmark indices representing three types of market sectors within the equity and fixed-income Underlying Fund asset classes, i.e., domestic equity, international equity and fixed-income. The composite index is created by applying the results of the benchmark for each of these three market sectors in proportion to the Fund’s target allocations among the three market sectors. For more information about the different indices that comprise the Fund’s composite benchmark index, please see “Additional Information About the Fund’s Composite Index” below.

The composition of the Fund’s fixed-income portion will vary depending on the shape of the yield curve. This means that when there is not much difference between the yield on short-term and long-term bonds, the Fund would normally increase its investments in the Short-Term Bond Fund. The Fund will have less than 5% of its assets in the High-Yield Fund.

The Fund might sometimes be even more heavily weighted toward equities or fixed-income, if Advisors believes market conditions warrant. For example, the Fund might increase its holdings in fixed-income funds in periods when Advisors believes equity markets will decline.

As part of the Fund’s ability to invest in unaffiliated investment products or pools noted above, the Board has authorized the Fund to invest in exchange-traded funds (“ETFs”) and exchange-traded notes (“ETNs”). The Fund may use investments in ETFs and ETNs to gain exposure to various market sectors or securities in order to effect its asset allocation strategy. Additionally, the Fund may use ETFs and ETNs for cash management, hedging or defensive purposes. ETFs and ETNs will be subject to the risks associated with the types of securities or sectors that they track, while ETNs, which are structured as fixed-income obligations, will also be subject to the general risks of fixed-income securities, including credit risk.

For flexibility in meeting redemptions, expenses and the timing of new investments, and as a short-term defense during periods of unusual volatility, the Fund may invest in government securities (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)), short-term paper or shares of the Money Market Fund. For temporary defensive purposes, the Managed Allocation Fund may invest without limitation in such securities. The Fund cannot guarantee that this strategy will be successful.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2011, are listed in the chart below. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	59.72%	U.S. Equity	44.61%	· Enhanced Large-Cap Growth Index Fund	8.39%
				· Large-Cap Growth Fund	8.21%
				· Enhanced Large-Cap Value Index Fund	8.20%
				· Large-Cap Value Fund	7.95%
				· Growth & Income Fund	6.83%
				· Small-Cap Equity Fund	3.83%
				· Mid-Cap Value Fund	0.62%
				· Mid-Cap Growth Fund	0.58%
		International Equity	15.11%	· International Equity Fund	5.72%
				· Enhanced International Equity Index Fund	5.71%
				· Emerging Markets Equity Fund	3.68%
FIXED-INCOME	40.28%	Fixed-Income	40.28%	· Bond Plus Fund	40.28%
Total	100.00%	100.00%		100.00%

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Underlying Funds, typically is subject to the following principal investment risks:

· Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

· Equity Investments Risk—A significant portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity investments. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity investments. Equity investments generally have greater price volatility than fixed income instruments.

· Market Risk—The risk that market prices of investments held by an Underlying Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions. Market risk may affect a single issuer, industry or sector of the economy, or it may affect the market as a whole.

· Issuer Risk (often called Financial Risk)—The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of its financial instruments over short or extended periods of time.

· Style Risk—The risk that use of a particular investing style (such as growth or value investing) may fall out of favor in the marketplace for various periods of time and result in underperformance relative to the broader market sector or significant declines in the value of an Underlying Fund’s portfolio securities.

· Risks of Growth Investing—The risks that growth stocks can perform differently from the market as a whole and other types of stocks. Growth stocks can also be more volatile, and experience sharper price fluctuations, than other stocks.

· Risks of Value Investing—The risks that value stocks can perform differently from the market as a whole and other types of stocks. Value stocks can also continue to be undervalued by the market for long periods of time.

· Large-Cap Risk—The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

· Mid-Cap Risk—The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume and less liquidity than the stocks of larger, more established companies.

· Small-Cap Risk—The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

· Foreign Investment Risk—Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from financial instruments of U.S. issuers. This risk may be heightened in emerging or developing markets. Foreign investments may also be less liquid and more difficult to value than investments in U.S. issuers.

· Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their financial markets may be very small, share prices of financial instruments in emerging market countries may be volatile and difficult to determine. Financial instruments of issuers in these countries may be less liquid than those of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

· Enhanced Index Risk—Certain Underlying Funds that are enhanced index funds may underperform their benchmark index due to differences between the investments of the Underlying Funds and their respective benchmark indices.

· Quantitative Analysis Risk—The risk that stocks selected by the Fund’s or an Underlying Fund’s investment adviser using quantitative modeling and analysis could perform differently from the market as a whole.

· Fixed-Income Investments Risk—A significant portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed-income investments. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed-income investments.

· Income Volatility Risk—The risk that the level of current income from a portfolio of fixed-income investments declines in certain interest rate environments.

· Credit Risk (a type of Issuer Risk)—The risk that the issuer of bonds may not be able or willing to meet interest or principal payments when the bonds become due.

· Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—The risk that volatile or dramatic reductions in trading activity make it difficult for an Underlying Fund to properly value its investments and that an Underlying Fund may not be able to purchase or sell an investment at an attractive price, if at all.

· Call Risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in an Underlying Fund’s income.

· Interest Rate Risk (a type of Market Risk)—The risk that increases in interest rates can cause the prices of fixed-income investments to decline. This risk is heightened to the extent the Fund invests in longer duration fixed-income investments.

· Prepayment Risk—The risk that during periods of falling interest rates, borrowers may pay off their mortgage loans sooner than expected, forcing an Underlying Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

· Extension Risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

· Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Underlying Fund Risk—The ability of the Fund to achieve its investment objective will depend upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

· Derivatives Risk—The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. An Underlying Fund may use futures and options, and an Underlying Fund may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk. When investing in derivatives, the Fund may lose more than the principal amount invested.

There can be no assurances that the Fund or an Underlying Fund’s will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

PAST PERFORMANCE

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Institutional Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Institutional Class. The performance table following the bar chart shows the Fund’s average annual total returns for the Institutional Class, Retail Class and Retirement Class over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of a broad-based securities market index and a composite index based on the Fund’s target allocations. After-tax performance is shown only for Institutional Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Institutional Class shares.

The returns shown below reﬂect previous agreements by the Fund’s investment adviser to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)†

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2011, was 4.92%.

Best quarter: 12.65%, for the quarter ended June 30, 2009. Worst quarter: -14.15%, for the quarter ended December 31, 2008.

AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
Average Annual Total Returns TIAA-CREF Managed Allocation Fund		1 Year	Since Inception		Inception Date
Institutional Class		13.44%	3.21%		Mar 31, 2006
Institutional Class After Taxes on Distributions		12.48%	2.11%
Institutional Class After Taxes on Distributions and Sales		8.88%	2.15%
Retail Class		13.20%	3.14%		Mar 31, 2006
Retirement Class		13.29%	2.95%		Mar 31, 2006
Russell 3000�� Index (reflects no deductions for fees, expenses or taxes)		16.93%	1.77%	[1]
Managed Allocation Fund Composite Index (reflects no deductions for fees, expenses or taxes)	[2]	11.94%	3.81%	[1]
[1]	The performance above is calculated from the Institutional Class inception date.
[2]	As of the close of business on December 31, 2010, the Managed Allocation Composite Index consisted of: 45.0% Russell 3000 Index; 40.0% Barclays Capital U.S. Aggregate Bond Index; and 15.0% MSCI EAFE Index. The Fund's composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark's performance may vary over time.

Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep 29, 2011
Registrant Name	dei_EntityRegistrantName	TIAA-CREF FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001084380
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	Oct 1, 2011
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
TIAA-CREF Real Estate Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to obtain a favorable long-term total return through both capital appreciation and current income, by investing primarily in equity securities of companies principally engaged in or related to the real estate industry.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-09-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended September 30, 2010, the Fund’s portfolio turnover rate was 66% of the average value of its portfolio. During the six-month fiscal period ended March 31, 2011, the Fund’s portfolio turnover rate was 30% (not annualized) of the average value its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its assets in the securities of companies that are principally engaged in or related to the real estate industry (“real estate securities”), including those that own significant real estate assets, such as real estate investment trusts (“REITs”). The Fund will invest primarily in equity securities of such companies. The Fund is actively managed using a research-oriented process with a focus on cash flows, asset values and Advisors’ belief in management’s ability to increase shareholder value. The Fund does not invest directly in real estate. The Fund concentrates its investments in the real estate industry. From time to time, the Fund may also invest in debt securities of companies principally engaged in or related to the real estate industry. For purposes of the 80% investment policy, the term “assets” means net assets, plus the amount of any borrowings for investment purposes.

An issuer is principally “engaged in” or principally “related to” the real estate industry if at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate, or to products or services related to the real estate industry. The Fund typically invests in securities issued by equity REITs (which directly own real estate), mortgage REITs (which make short-term construction or real estate development loans or invest in long-term mortgages or mortgage pools), real estate brokers and developers, homebuilders, companies that manage real estate and companies that own substantial amounts of real estate. Businesses related to the real estate industry include manufacturers and distributors of building supplies and financial institutions that make or service mortgage loans.

The Fund also may invest up to 15% of its assets in real estate securities of foreign issuers and up to 20% of its assets in equity (including preferred stock) and debt securities of issuers that are not engaged in or related to the real estate industry. The benchmark index for the Fund is the FTSE NAREIT All Equity REITs Index.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

· Real Estate Investing Risk—As a result of the Fund’s investment objective, the Fund is subject to all of the risks associated with the ownership of real estate. These risks include, among others, declines in the value of real estate, negative changes in the climate for real estate, risks related to general and local economic conditions, decreases in property revenues, increases in prevailing interest rates, property taxes and operating expenses, changes in zoning laws and costs resulting from the cleanup of environmental problems.

· Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Market Risk—The risk that market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole.

· Foreign Investment Risk—Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from financial instruments of U.S. issuers. This risk may be heightened in emerging or developing markets. Foreign investments may also be less liquid and more difficult to value than investments in U.S. issuers.

· Issuer Risk (often called Financial Risk)—The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of its financial instruments over short or extended periods of time.

· Interest Rate Risk (a type of Market Risk)—The risk that increases in interest rates can cause the prices of fixed-income investments to decline. This risk is heightened to the extent the Fund invests in longer duration fixed-income investments.

· Industry Concentration Risk—Because the Fund concentrates its investments in only one industry and holds securities of relatively few issuers, the value of its portfolio is likely to experience greater fluctuations and may be subject to greater risk than those of other funds.

· Mid-Cap Risk—The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume and less liquidity than the stocks of larger, more established companies.

· Small-Cap Risk—The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

Risk Closing [Text Block]	rr_RiskClosingTextBlock

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money over short or long periods by investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Institutional Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Institutional Class. The performance table following the bar chart shows the Fund’s average annual total returns for the Institutional Class, Retirement Class, Premier Class and Retail Class over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of the Fund’s benchmark index. After-tax performance is shown only for Institutional Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Institutional Class shares.

The returns shown below reﬂect previous agreements by the Fund’s investment adviser to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark index listed below is unmanaged, and you cannot invest directly in the index. The returns for the index reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)†

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance table following the bar chart shows the Fund's average annual total returns for the Institutional Class, Retirement Class, Premier Class and Retail Class over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of the Fund's benchmark index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tiaa-cref.org
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2011, was 9.86%.

Best quarter: 31.84%, for the quarter ended September 30, 2009. Worst quarter: -37.54%, for the quarter ended December 31, 2008.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.86%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.84%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(37.54%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The returns for the index reflect no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
TIAA-CREF Real Estate Securities Fund | Retail Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee (on shares held less than 60 days)	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	15
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.12%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.84%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	86
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	268
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	466
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,037
Annual Return 2003	rr_AnnualReturn2003	42.90%
Annual Return 2004	rr_AnnualReturn2004	33.17%
Annual Return 2005	rr_AnnualReturn2005	7.19%
Annual Return 2006	rr_AnnualReturn2006	33.07%
Annual Return 2007	rr_AnnualReturn2007	(16.74%)
Annual Return 2008	rr_AnnualReturn2008	(38.58%)
Annual Return 2009	rr_AnnualReturn2009	24.65%
Annual Return 2010	rr_AnnualReturn2010	31.10%
1 Year	rr_AverageAnnualReturnYear01	30.80%
5 Years	rr_AverageAnnualReturnYear05	2.05%
Since Inception	rr_AverageAnnualReturnSinceInception	10.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2002
TIAA-CREF Real Estate Securities Fund | Retirement Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee (on shares held less than 60 days)	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets		[1]
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.83%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.82%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	84
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	264
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	460
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,024
1 Year	rr_AverageAnnualReturnYear01	30.73%
5 Years	rr_AverageAnnualReturnYear05	1.95%
Since Inception	rr_AverageAnnualReturnSinceInception	10.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2002
TIAA-CREF Real Estate Securities Fund | Premier Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee (on shares held less than 60 days)	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.74%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.72%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	74
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	235
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	410
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	917
1 Year	rr_AverageAnnualReturnYear01	30.89%
5 Years	rr_AverageAnnualReturnYear05	2.13%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	10.69%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
TIAA-CREF Real Estate Securities Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee (on shares held less than 60 days)	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets		[1]
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.59%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.57%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	58
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	187
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	327
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	736
1 Year	rr_AverageAnnualReturnYear01	31.10%
5 Years	rr_AverageAnnualReturnYear05	2.15%
Since Inception	rr_AverageAnnualReturnSinceInception	10.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2002
TIAA-CREF Real Estate Securities Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	30.20%
5 Years	rr_AverageAnnualReturnYear05	0.58%
Since Inception	rr_AverageAnnualReturnSinceInception	7.78%
TIAA-CREF Real Estate Securities Fund | Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.16%
5 Years	rr_AverageAnnualReturnYear05	1.27%
Since Inception	rr_AverageAnnualReturnSinceInception	7.88%
TIAA-CREF Real Estate Securities Fund | FTSE NAREIT All Equity REITs Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	27.95%
5 Years	rr_AverageAnnualReturnYear05	3.03%
Since Inception	rr_AverageAnnualReturnSinceInception	10.99%	[4]
TIAA-CREF Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks as favorable a long-term total return through income as is consistent with preserving capital, primarily from investment-grade fixed-income securities.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-09-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended September 30, 2010, the Fund’s portfolio turnover rate was 216% of the average value of its portfolio. During the six-month fiscal period ended March 31, 2011, the Fund’s portfolio turnover rate was 161% (not annualized) of the average value its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	161.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its assets in bonds. For these purposes, bonds include fixed-income securities of all types. The Fund primarily invests in a broad range of investment-grade bonds and fixed-income securities, including, but not limited to, U.S. Government securities, corporate bonds and mortgage-backed or other asset backed-securities. The Fund may also invest in other fixed-income securities, including those of non-investment grade quality. The Fund does not rely exclusively on rating agencies when making investment decisions. Instead, the Fund’s investment adviser, Teachers Advisors, Inc. (“Advisors”), performs its own credit analysis, paying particular attention to economic trends and other market events. Individual securities or sectors are then overweighted or underweighted relative to the Fund’s benchmark index, the Barclays Capital U.S. Aggregate Bond Index, when Advisors believes that the Fund can take advantage of what appear to be undervalued, overlooked or misunderstood issuers that offer the potential to boost returns above that of the index. For purposes of the 80% investment policy, the term “assets” means net assets, plus the amount of any borrowings for investment purposes.

Although the Fund may invest in fixed-income securities of any maturity, the duration of the Fund’s portfolio typically ranges within 15% of the duration of its benchmark index. As of March 31, 2011, the duration of the index was 5.01 years.

The Fund’s investments in mortgage-backed securities can include pass-through securities sold by private, governmental and government-related organizations and collateralized mortgage obligations (“CMOs”). Mortgage pass-through securities are created when mortgages are pooled together and interests in the pool are sold to investors. The cash flow from the underlying mortgages is “passed through” to investors in periodic principal and interest payments. CMOs are obligations that are fully collateralized directly or indirectly by a pool of mortgages from which payments of principal and interest are dedicated to the payment of principal and interest on the CMO.

The Fund may use an investment strategy called “mortgage rolls” (also referred to as “dollar rolls”), in which the Fund sells securities for delivery in the current month and simultaneously contracts with a counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund would benefit to the extent of any price received for the securities sold and the lower forward price for the future purchase (often referred to as the “drop”) plus the interest earned on the short-term investment awaiting the settlement date of the forward purchase. If such benefits exceed the income and gain or loss due to mortgage repayments that would have been realized on the securities sold as part of the mortgage roll, the use of this technique will enhance the investment performance of the Fund compared with what such performance would have been without the use of mortgage rolls. Realizing benefits from the use of mortgage rolls depends upon the ability of Advisors to predict correctly mortgage prepayments and interest rates.

The Fund may also engage in relative value trading, a strategy in which the Fund reallocates assets across different sectors and maturities. Relative value trading is designed to enhance the Fund’s returns but increases the Fund’s portfolio turnover rate.

The Fund may purchase and sell futures, options, swaps and other fixed-income derivative instruments to carry out the Fund’s investment strategies. The Fund may also invest in foreign securities, including emerging markets fixed-income securities and non-dollar denominated instruments. Under most circumstances, the Fund’s investments in fixed-income securities of foreign issuers constitute less than 20% of the Fund’s assets.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

· Interest Rate Risk (a type of Market Risk)—The risk that increases in interest rates can cause the prices of fixed-income investments to decline. This risk is heightened to the extent the Fund invests in longer duration fixed-income investments.

· Prepayment Risk—The risk that during periods of falling interest rates, borrowers may pay off their mortgage loans sooner than expected, forcing the Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

· Extension Risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing the Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

· Issuer Risk (often called Financial Risk)—The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of its financial instruments over short or extended periods of time.

· Income Volatility Risk—The risk that the level of current income from a portfolio of fixed-income investments declines in certain interest rate environments.

· Credit Risk (a type of Issuer Risk)—The risk that the issuer of bonds may not be able or willing to meet interest or principal payments when the bonds become due.

· Call Risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in the Fund’s income.

· Fixed-Income Foreign Investment Risk—Investment in fixed-income securities or financial instruments of foreign issuers involves increased risks due to adverse issuer, political, regulatory, currency, market or economic developments. These developments may impact the ability of a foreign debt issuer to make timely and ultimate payments on its debt obligations to the Fund or impair the Fund’s ability to enforce its rights against the foreign debt issuer. These risks are heightened in emerging or developing markets. Foreign investments may also be less liquid and more difficult to value than investments in U.S. issuers.

· Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—The risk that volatile or dramatic reductions in trading activity make it difficult for the Fund to properly value its investments and that the Fund may not be able to purchase or sell an investment at an attractive price, if at all.

· Mortgage Roll Risk—The risk that Advisors will not correctly predict mortgage prepayments and interest rates, which will diminish the Fund’s performance.

· Downgrade Risk—The risk that securities are subsequently downgraded should Advisors and/or rating agencies believe the issuer’s business outlook or creditworthiness has deteriorated.

· Non-Investment-Grade Securities Risk—Issuers of non-investment-grade securities, which are usually called “high-yield” or “junk bonds,” are typically in weaker financial health and such securities can be harder to value and sell and their prices can be more volatile. While these securities generally have higher rates of interest, they also involve greater risk of default than do securities of a higher-quality rating.

· Illiquid Investments Risk—The risk that illiquid investments may be difficult to sell for their fair market value.

· Derivatives Risk—The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. The Fund may use futures and options, and the Fund may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk. When investing in derivatives, the Fund may lose more than the principal amount invested.

Risk Closing [Text Block]	rr_RiskClosingTextBlock

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money over short or long periods by investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year class for the last ten years. Because the expenses vary across share classes, the performance of the Institutional Class will vary from the other share classes. Below the bar chart are the best and worst returns of the Institutional Class for a calendar quarter during the preceding ten-year period. The performance table following the bar chart shows the Fund’s average annual total returns for the Institutional Class, Retirement Class, Premier Class and Retail Class over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of the Fund’s benchmark index. After-tax performance is shown only for Institutional Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Institutional Class shares.

The returns shown below reﬂect previous agreements by the Fund’s investment adviser to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark index listed below is unmanaged, and you cannot invest directly in the index. The returns for the index reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)†

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance table following the bar chart shows the Fund's average annual total returns for the Institutional Class, Retirement Class, Premier Class and Retail Class over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of the Fund's benchmark index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tiaa-cref.org
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2011, was 2.60%.

Best quarter: 5.02%, for the quarter ended September 30, 2001. Worst quarter: -2.31%, for the quarter ended June 30, 2004.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.60%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.02%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.31%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The returns for the index reflect no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
TIAA-CREF Bond Fund | Retail Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee (on shares held less than 60 days)	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	15
Management Fees	rr_ManagementFeesOverAssets	0.29%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.12%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.52%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[5]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.52%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	53
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	167
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	291
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	653
1 Year	rr_AverageAnnualReturnYear01	6.69%
5 Years	rr_AverageAnnualReturnYear05	5.18%	[6]
10 Years	rr_AverageAnnualReturnYear10	5.55%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
TIAA-CREF Bond Fund | Retirement Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee (on shares held less than 60 days)	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.29%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets		[1]
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.58%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[5]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.58%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	59
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	186
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	324
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	726
1 Year	rr_AverageAnnualReturnYear01	6.63%
5 Years	rr_AverageAnnualReturnYear05	5.07%	[6]
10 Years	rr_AverageAnnualReturnYear10	5.49%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
TIAA-CREF Bond Fund | Premier Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee (on shares held less than 60 days)	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.29%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.48%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[5]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.48%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	49
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	154
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	269
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	604
1 Year	rr_AverageAnnualReturnYear01	6.90%
5 Years	rr_AverageAnnualReturnYear05	5.31%	[6]
10 Years	rr_AverageAnnualReturnYear10	5.62%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
TIAA-CREF Bond Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee (on shares held less than 60 days)	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.29%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets		[1]
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.33%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[5]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.33%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	34
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	106
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	185
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	418
Annual Return 2001	rr_AnnualReturn2001	8.20%
Annual Return 2002	rr_AnnualReturn2002	10.65%
Annual Return 2003	rr_AnnualReturn2003	4.32%
Annual Return 2004	rr_AnnualReturn2004	4.29%
Annual Return 2005	rr_AnnualReturn2005	2.37%
Annual Return 2006	rr_AnnualReturn2006	4.11%
Annual Return 2007	rr_AnnualReturn2007	6.28%
Annual Return 2008	rr_AnnualReturn2008	2.93%
Annual Return 2009	rr_AnnualReturn2009	6.47%
Annual Return 2010	rr_AnnualReturn2010	6.96%
1 Year	rr_AverageAnnualReturnYear01	6.96%
5 Years	rr_AverageAnnualReturnYear05	5.34%
10 Years	rr_AverageAnnualReturnYear10	5.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 1999
TIAA-CREF Bond Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.42%
5 Years	rr_AverageAnnualReturnYear05	3.69%
10 Years	rr_AverageAnnualReturnYear10	3.68%
TIAA-CREF Bond Fund | Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.56%
5 Years	rr_AverageAnnualReturnYear05	3.59%
10 Years	rr_AverageAnnualReturnYear10	3.65%
TIAA-CREF Bond Fund | Barclays Capital U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.54%
5 Years	rr_AverageAnnualReturnYear05	5.80%
10 Years	rr_AverageAnnualReturnYear10	5.84%
TIAA-CREF Bond Plus Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a favorable long-term total return, primarily through high current income consistent with preserving capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-09-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended September 30, 2010, the Fund’s portfolio turnover rate was 158% of the average value of its portfolio. During the six-month fiscal period ended March 31, 2011, the Fund’s portfolio turnover rate was 99% (not annualized) of the average value its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	99.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its assets in bonds. For these purposes, bonds include fixed-income securities of all types. The Fund’s portfolio is divided into two segments. The first segment, which makes up at least 70% of the Fund’s assets, is invested primarily in a broad range of investment-grade bonds and fixed-income securities, including, but not limited to, corporate bonds, U.S. Treasury and agency securities and mortgage-backed and asset-backed securities. The securities within the Fund’s first segment are mainly high-quality instruments rated in the top four credit categories by Moody’s or S&P, or deemed to be of the same quality by Advisors using its own credit analysis. The second segment, which will not exceed 30% of the Fund’s assets, is invested in fixed-income securities and bonds with special features in an effort to improve the Fund’s total return. Potential investments in this segment include, but are not limited to, non-investment-grade securities (those rated Ba1 or lower by Moody’s or BB+ or lower by S&P), emerging market fixed-income securities and convertible and preferred securities. For purposes of the 80% investment policy, the term “assets” means net assets, plus the amount of any borrowings for investment purposes.

Although the Fund may invest in fixed-income securities of any maturity, the duration of the Fund’s portfolio typically ranges within 15% of the duration of its benchmark index, the Barclays Capital U.S. Aggregate Bond Index. As of March 31, 2011, the duration of the index was 5.01 years.

The Fund’s investments in mortgage-backed securities can include pass-through securities sold by private, governmental and government-related organizations and collateralized mortgage obligations (“CMOs”). Mortgage pass-through securities are created when mortgages are pooled together and interests in the pool are sold to investors. The cash flow from the underlying mortgages is “passed through” to investors in periodic principal and interest payments. CMOs are obligations that are fully collateralized directly or indirectly by a pool of mortgages from which payments of principal and interest are dedicated to the payment of principal and interest on the CMO.

The Fund may use an investment strategy called “mortgage rolls” (also referred to as “dollar rolls”), in which the Fund sells securities for delivery in the current month and simultaneously contracts with a counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund would benefit to the extent of any price received for the securities sold and the lower forward price for the future purchase (often referred to as the “drop”) plus the interest earned on the short-term investment awaiting the settlement date of the forward purchase. If such benefits exceed the income and gain or loss due to mortgage repayments that would have been realized on the securities sold as part of the mortgage roll, the use of this technique will enhance the investment performance of the Fund compared with what such performance would have been without the use of mortgage rolls. Realizing benefits from the use of mortgage rolls depends upon the ability of Advisors to predict correctly mortgage prepayments and interest rates.

The Fund may also engage in relative value trading, a strategy in which the Fund reallocates assets across different sectors and maturities. Relative value trading is designed to enhance the Fund’s returns but increases the Fund’s portfolio turnover rate. The Fund may purchase and sell futures, options, swaps and other fixed-income derivative securities and financial instruments to carry out the Fund’s investment strategies.

The Fund can also invest in foreign securities, including emerging market fixed-income securities and non-dollar-denominated instruments, but Advisors does not expect them to exceed 20% of the Fund’s assets. No more than 15% of the Fund’s assets can be invested in illiquid securities.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

· Interest Rate Risk (a type of Market Risk)—The risk that increases in interest rates can cause the prices of fixed-income investments to decline. This risk is heightened to the extent the Fund invests in longer duration fixed-income investments.

· Prepayment Risk—The risk that during periods of falling interest rates, borrowers may pay off their mortgage loans sooner than expected, forcing the Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

· Extension Risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing the Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

· Issuer Risk (often called Financial Risk)—The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of its financial instruments over short or extended periods of time.

· Income Volatility Risk—The risk that the level of current income from a portfolio of fixed-income investments declines in certain interest rate environments.

· Credit Risk (a type of Issuer Risk)—The risk that the issuer of bonds may not be able or willing to meet interest or principal payments when the bonds become due.

· Call Risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in the Fund’s income.

· Fixed-Income Foreign Investment Risk—Investment in fixed-income securities or financial instruments of foreign issuers involves increased risks due to adverse issuer, political, regulatory, currency, market or economic developments. These developments may impact the ability of a foreign debt issuer to make timely and ultimate payments on its debt obligations to the Fund or impair the Fund’s ability to enforce its rights against the foreign debt issuer. These risks are heightened in emerging or developing markets. Foreign investments may also be less liquid and more difficult to value than investments in U.S. issuers.

· Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—The risk that volatile or dramatic reductions in trading activity make it difficult for the Fund to properly value its investments and that the Fund may not be able to purchase or sell an investment at an attractive price, if at all.

· Mortgage Roll Risk—The risk that Advisors will not correctly predict mortgage prepayments and interest rates, which will diminish the Fund’s performance.

· Downgrade Risk—The risk that securities are subsequently downgraded should Advisors and/or rating agencies believe the issuer’s business outlook or creditworthiness has deteriorated.

· Non-Investment-Grade Securities Risk—Issuers of non-investment-grade securities, which are usually called “high-yield” or “junk bonds,” are typically in weaker financial health and such securities can be harder to value and sell and their prices can be more volatile. While these securities generally have higher rates of interest, they also involve greater risk of default than do securities of a higher-quality rating.

· Illiquid Investments Risk—The risk that illiquid investments may be difficult to sell for their fair market value.

· Derivatives Risk—The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. The Fund may use futures and options, and the Fund may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk. When investing in derivatives, the Fund may lose more than the principal amount invested.

Risk Closing [Text Block]	rr_RiskClosingTextBlock

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money over short or long periods by investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Institutional Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Institutional Class. The performance table following the bar chart shows the Fund’s average annual total returns for the Institutional Class, Retirement Class, Premier Class and Retail Class over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of the Fund’s benchmark index. After-tax performance is shown only for Institutional Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Institutional Class shares.

The returns shown below reﬂect previous agreements by the Fund’s investment adviser to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark index listed below is unmanaged, and you cannot invest directly in the index. The returns for the index reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)†

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance table following the bar chart shows the Fund's average annual total returns for the Institutional Class, Retirement Class, Premier Class and Retail Class over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of the Fund's benchmark index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 842-2252
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tiaa-cref.org
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2011, was 3.08%.

Best quarter: 5.36%, for the quarter ended September 30, 2009. Worst quarter: -2.30%, for the quarter ended September 30, 2008.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.08%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.36%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.30%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The returns for the index reflect no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

For the Fund’s most current 30-day yield, please call the Fund at 800 842-2252.

Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
TIAA-CREF Bond Plus Fund | Retail Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee (on shares held less than 60 days)	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	15
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.12%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.59%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[5]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.59%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	60
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	189
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	329
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	738
Annual Return 2007	rr_AnnualReturn2007	4.95%
Annual Return 2008	rr_AnnualReturn2008	(2.41%)
Annual Return 2009	rr_AnnualReturn2009	10.32%
Annual Return 2010	rr_AnnualReturn2010	8.47%
1 Year	rr_AverageAnnualReturnYear01	8.23%
Since Inception	rr_AverageAnnualReturnSinceInception	5.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
TIAA-CREF Bond Plus Fund | Retirement Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee (on shares held less than 60 days)	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets		[1]
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.62%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	197
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	344
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	772
1 Year	rr_AverageAnnualReturnYear01	8.09%
Since Inception	rr_AverageAnnualReturnSinceInception	5.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
TIAA-CREF Bond Plus Fund | Premier Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee (on shares held less than 60 days)	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.52%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	51
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	165
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	289
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	651
1 Year	rr_AverageAnnualReturnYear01	8.31%
Since Inception	rr_AverageAnnualReturnSinceInception	5.37%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
TIAA-CREF Bond Plus Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee (on shares held less than 60 days)	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets		[1]
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.37%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	36
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	117
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	206
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	466
1 Year	rr_AverageAnnualReturnYear01	8.47%
Since Inception	rr_AverageAnnualReturnSinceInception	5.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
TIAA-CREF Bond Plus Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.85%
Since Inception	rr_AverageAnnualReturnSinceInception	3.61%
TIAA-CREF Bond Plus Fund | Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.48%
Since Inception	rr_AverageAnnualReturnSinceInception	3.55%
TIAA-CREF Bond Plus Fund | Barclays Capital U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.54%
Since Inception	rr_AverageAnnualReturnSinceInception	6.25%	[4]
TIAA-CREF Short-Term Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks high current income consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-09-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended September 30, 2010, the Fund’s portfolio turnover rate was 95% of the average value of its portfolio. During the six-month fiscal period ended March 31, 2011, the Fund’s portfolio turnover rate was 93% (not annualized) of the average value its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	93.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its assets in U.S. Treasury and agency securities and investment-grade fixed-income investments with an average maturity or average lives of less than 5 years. The Fund may overweight or underweight individual securities or sectors as compared to their weight in the index when Advisors finds undervalued or overlooked issues that it believes offer the potential for superior returns. For purposes of the 80% investment policy, the term “assets” means net assets, plus the amount of any borrowings for investment purposes.

Although the Fund may invest in fixed-income securities of any maturity, the duration of the Fund’s portfolio typically ranges within 15% of the duration of its benchmark index, the Barclays Capital 1-5 Year U.S. Government Credit Index. As of March 31, 2011, the duration of the index was 2.55 years. The Fund also has a policy of maintaining a dollar weighted average maturity of portfolio holdings of no more than three years.

The Fund may purchase and sell futures, options, swaps and other fixed-income derivative instruments to carry out the Fund’s investment strategies.

The Fund may invest in foreign securities, including emerging markets fixed-income securities and non-dollar denominated instruments. Under most circumstances, the Fund’s investments in fixed-income securities of foreign issuers constitute less than 20% of the Fund’s assets.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

· Interest Rate Risk (a type of Market Risk)—The risk that increases in interest rates can cause the prices of fixed-income investments to decline. This risk is heightened to the extent the Fund invests in longer duration fixed-income investments.

· Credit Risk (a type of Issuer Risk)—The risk that the issuer of bonds may not be able or willing to meet interest or principal payments when the bonds become due.

· Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—The risk that volatile or dramatic reductions in trading activity make it difficult for the Fund to properly value its investments and that the Fund may not be able to purchase or sell an investment at an attractive price, if at all.

· Fixed-Income Foreign Investment Risk—Investment in fixed-income securities or financial instruments of foreign issuers involves increased risks due to adverse issuer, political, regulatory, currency, market or economic developments. These developments may impact the ability of a foreign debt issuer to make timely and ultimate payments on its debt obligations to the Fund or impair the Fund’s ability to enforce its rights against the foreign debt issuer. These risks are heightened in emerging or developing markets. Foreign investments may also be less liquid and more difficult to value than investments in U.S. issuers.

· Issuer Risk (often called Financial Risk)—The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of its financial instruments over short or extended periods of time.

· Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Call Risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in the Fund’s income.

· Extension Risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing the Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

· Prepayment Risk—The risk that during periods of falling interest rates, borrowers may pay off their mortgage loans sooner than expected, forcing the Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

· Derivatives Risk—The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. The Fund may use futures and options, and the Fund may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk. When investing in derivatives, the Fund may lose more than the principal amount invested.

Risk Closing [Text Block]	rr_RiskClosingTextBlock

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money over short or long periods by investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Institutional Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Institutional Class. The performance table following the bar chart shows the Fund’s average annual total returns for the Institutional Class, Retirement Class, Premier Class and Retail Class over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of the Fund’s benchmark index. After-tax performance is shown only for Institutional Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Institutional Class shares.

The returns shown below reﬂect previous agreements by the Fund’s investment adviser to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark index listed below is unmanaged, and you cannot invest directly in the index. The returns for the index reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)†

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance table following the bar chart shows the Fund's average annual total returns for the Institutional Class, Retirement Class, Premier Class and Retail Class over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of the Fund's benchmark index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 842-2252
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tiaa-cref.org
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2011, was 1.74%.

Best quarter: 3.13%, for the quarter ended September 30, 2009. Worst quarter: -0.70%, for the quarter ended September 30, 2008.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.74%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.13%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.70%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The returns for the index reflect no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

For the Fund’s most current 30-day yield, please call the Fund at 800 842-2252.

Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
TIAA-CREF Short-Term Bond Fund | Retail Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee (on shares held less than 60 days)	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	15
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.12%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.52%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[7]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.52%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	53
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	167
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	291
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	653
1 Year	rr_AverageAnnualReturnYear01	4.56%
Since Inception	rr_AverageAnnualReturnSinceInception	4.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
TIAA-CREF Short-Term Bond Fund | Retirement Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee (on shares held less than 60 days)	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets		[1]
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.57%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[7]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.55%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	56
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	181
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	316
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	712
1 Year	rr_AverageAnnualReturnYear01	4.51%
Since Inception	rr_AverageAnnualReturnSinceInception	4.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
TIAA-CREF Short-Term Bond Fund | Premier Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee (on shares held less than 60 days)	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.47%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[7]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.45%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	46
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	149
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	261
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	590
1 Year	rr_AverageAnnualReturnYear01	4.62%
Since Inception	rr_AverageAnnualReturnSinceInception	4.66%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
TIAA-CREF Short-Term Bond Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee (on shares held less than 60 days)	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets		[1]
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.32%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[7]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.30%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	31
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	101
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	178
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	404
Annual Return 2007	rr_AnnualReturn2007	5.29%
Annual Return 2008	rr_AnnualReturn2008	2.55%
Annual Return 2009	rr_AnnualReturn2009	5.71%
Annual Return 2010	rr_AnnualReturn2010	4.78%
1 Year	rr_AverageAnnualReturnYear01	4.78%
Since Inception	rr_AverageAnnualReturnSinceInception	4.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
TIAA-CREF Short-Term Bond Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.86%
Since Inception	rr_AverageAnnualReturnSinceInception	3.26%
TIAA-CREF Short-Term Bond Fund | Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.10%
Since Inception	rr_AverageAnnualReturnSinceInception	3.16%
TIAA-CREF Short-Term Bond Fund | Barclays Capital U.S. 1-5 Year Government/Credit Bond Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.08%
Since Inception	rr_AverageAnnualReturnSinceInception	5.29%	[4]
TIAA-CREF High-Yield Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks high current income and, when consistent with its primary objective, capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-09-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended September 30, 2010, the Fund’s portfolio turnover rate was 109% of the average value of its portfolio. During the six-month fiscal period ended March 31, 2011, the Fund’s portfolio turnover rate was 43% (not annualized) of the average value its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	43.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in lower-rated, higher-yielding fixed-income securities, such as domestic and foreign corporate bonds, debentures, loan participations and assignments and notes, as well as convertible securities and preferred stocks. Under normal circumstances, the Fund invests at least 80% of its assets in debt and other fixed-income securities rated lower than investment-grade (and their unrated equivalents) or other high-yielding debt securities. (These are often called “junk” bonds.) Most of these will be securities rated in the BB or B categories by S&P, or the Ba or B categories by Moody’s. For purposes of the 80% investment policy, the term “assets” means net assets, plus the amount of any borrowings for investment purposes.

The Fund may invest up to 20% of its assets in the following types of instruments: payment-in-kind or deferred-interest obligations, defaulted securities, asset-backed securities, securities rated lower than B- or its equivalent by at least two rating agencies and securities having limited liquidity.

The Fund can make foreign investments, including investments in emerging market countries, but the Fund does not expect them to be over 20% of its assets. The Fund can have up to 15% of its assets in illiquid securities. The Fund can also invest in U.S. Treasury and agency securities or other short-term instruments when other suitable investment opportunities are not available, or when Advisors would like to build the Fund’s liquidity.

Over long periods of time, a broadly diversified portfolio of lower-rated, higher-yielding securities is designed to, net of capital losses, provide a higher net return than a similarly diversified portfolio of higher-rated, lower-yielding securities of similar duration. Advisors attempts to minimize the risks of investing in lower-rated securities by:

• Doing its own credit analysis (independent of the rating agencies). The Fund will buy securities of issuers with a balance of operational and financial risks that Advisors believes make it likely that such issuers will be able to meet their financial obligations;

• Constructing a portfolio of securities diversified by industry, maturity, duration and credit quality; and

• Buying or selling particular securities to take advantage of anticipated changes and trends in the economy and financial markets.

Advisors’ judgment of the value of any particular security is a function of its experience with lower-rated securities, evaluation of general economic and securities market conditions and the financial condition of the security’s issuer.

Under some market conditions, the Fund may sacrifice potential yield in order to adopt a defensive posture designed to preserve capital.

The Fund may purchase and sell futures, options, swaps and other fixed-income derivative securities and financial instruments to carry out the Fund’s investments strategies.

The benchmark index for the Fund is the BofA Merrill Lynch BB-B U.S. Cash Pay High Yield Constrained Index.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

· Non-Investment-Grade Securities Risk—Issuers of non-investment-grade securities, which are usually called “high-yield” or “junk bonds,” are typically in weaker financial health and such securities can be harder to value and sell and their prices can be more volatile. While these securities generally have higher rates of interest, they also involve greater risk of default than do securities of a higher-quality rating.

· Interest Rate Risk (a type of Market Risk)—The risk that increases in interest rates can cause the prices of fixed-income investments to decline. This risk is heightened to the extent the Fund invests in longer duration fixed-income investments.

· Issuer Risk (often called Financial Risk)—The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of its financial instruments over short or extended periods of time.

· Call Risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in the Fund’s income.

· Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—The risk that volatile or dramatic reductions in trading activity make it difficult for the Fund to properly value its investments and that the Fund may not be able to purchase or sell an investment at an attractive price, if at all.

· Fixed-Income Foreign Investment Risk—Investment in fixed-income securities or financial instruments of foreign issuers involves increased risks due to adverse issuer, political, regulatory, currency, market or economic developments. These developments may impact the ability of a foreign debt issuer to make timely and ultimate payments on its debt obligations to the Fund or impair the Fund’s ability to enforce its rights against the foreign debt issuer. These risks are heightened in emerging or developing markets. Foreign investments may also be less liquid and more difficult to value than investments in U.S. issuers.

· Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Credit Risk (a type of Issuer Risk)—The risk that the issuer of bonds may not be able or willing to meet interest or principal payments when the bonds become due.

· Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their financial markets may be very small, share prices of financial instruments in emerging market countries may be volatile and difficult to determine. Financial instruments of issuers in these countries may be less liquid than those of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

· Derivatives Risk—The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. The Fund may use futures and options, and the Fund may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk. When investing in derivatives, the Fund may lose more than the principal amount invested.

Risk Closing [Text Block]	rr_RiskClosingTextBlock

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money over short or long periods by investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Institutional Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Institutional Class. The performance table following the bar chart shows the Fund’s average annual total returns for the Institutional Class, Retirement Class, Premier Class and Retail Class over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of the Fund’s benchmark index. After-tax performance is shown only for Institutional Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Institutional Class shares.

The returns shown below reﬂect previous agreements by the Fund’s investment adviser to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark index listed below is unmanaged, and you cannot invest directly in the index. The returns for the index reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)†

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	performance table following the bar chart shows the Fund's average annual total returns for the Institutional Class, Retirement Class, Premier Class and Retail Class over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of the Fund's benchmark index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 842-2252
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tiaa-cref.org
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2011, was 4.66%.

Best quarter: 17.76%, for the quarter ended June 30, 2009. Worst quarter: -12.70%, for the quarter ended December 31, 2008.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.66%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.16%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.70%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The returns for the index reflect no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

For the Fund’s most current 30-day yield, please call the Fund at 800 842-2252.

Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
TIAA-CREF High-Yield Fund | Retail Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee (on shares held less than 60 days)	rr_ExchangeFeeOverRedemption	2.00%
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	15
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.12%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.59%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[8]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.59%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	60
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	189
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	329
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	738
Annual Return 2007	rr_AnnualReturn2007	3.59%
Annual Return 2008	rr_AnnualReturn2008	(19.49%)
Annual Return 2009	rr_AnnualReturn2009	41.72%
Annual Return 2010	rr_AnnualReturn2010	14.61%
1 Year	rr_AverageAnnualReturnYear01	14.36%
Since Inception	rr_AverageAnnualReturnSinceInception	7.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
TIAA-CREF High-Yield Fund | Retirement Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee (on shares held less than 60 days)	rr_ExchangeFeeOverRedemption	2.00%
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets		[1]
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.65%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[8]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	208
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	362
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	810
1 Year	rr_AverageAnnualReturnYear01	14.33%
Since Inception	rr_AverageAnnualReturnSinceInception	7.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
TIAA-CREF High-Yield Fund | Premier Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee (on shares held less than 60 days)	rr_ExchangeFeeOverRedemption	2.00%
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.55%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[8]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.55%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	56
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	176
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	307
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	689
1 Year	rr_AverageAnnualReturnYear01	14.44%
Since Inception	rr_AverageAnnualReturnSinceInception	7.96%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
TIAA-CREF High-Yield Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee (on shares held less than 60 days)	rr_ExchangeFeeOverRedemption	2.00%
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets		[1]
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.40%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[8]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.40%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	41
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	128
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	224
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	505
1 Year	rr_AverageAnnualReturnYear01	14.61%
Since Inception	rr_AverageAnnualReturnSinceInception	8.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
TIAA-CREF High-Yield Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.63%
Since Inception	rr_AverageAnnualReturnSinceInception	5.00%
TIAA-CREF High-Yield Fund | Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.37%
Since Inception	rr_AverageAnnualReturnSinceInception	4.99%
TIAA-CREF High-Yield Fund | BofA Merrill Lynch BB-B U.S. Cash Pay High Yield Constrained Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.25%
Since Inception	rr_AverageAnnualReturnSinceInception	7.54%	[4]
TIAA-CREF Tax-Exempt Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a high level of current income that is exempt from regular federal income tax, consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-09-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended September 30, 2010, the Fund’s portfolio turnover rate was 29% of the average value of its portfolio. During the six-month fiscal period ended March 31, 2011, the Fund’s portfolio turnover rate was 11% (not annualized) of the average value its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its assets in tax-exempt bonds, a type of municipal security, the interest on which, in the opinion of the issuer’s bond counsel at the time of issuance, is exempt from federal income tax, including federal alternative minimum tax (“AMT”). The Fund may also invest in other municipal securities including bonds, notes, commercial paper and other instruments (including participation interests in such securities) issued by or on behalf of the states, territories and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies and instrumentalities, the interest on which, in the opinion of bond counsel for the issuers at the time of issuance, is exempt from regular federal income tax (i.e., excludable from gross income for individuals for federal income tax purposes but not necessarily exempt from AMT). Some of these securities may also be exempt from certain state and local income taxes. For purposes of the 80% investment policy, the term “assets” means net assets, plus the amount of any borrowings for investment purposes.

Municipal securities are often issued to raise funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, housing, hospitals, mass transportation facilities, schools, streets and public utilities such as water and sewer works.

The Fund may invest up to 20% of its assets in private activity bonds. Private activity bonds are tax-exempt bonds whose proceeds are used to finance private, for-profit organizations. The interest on these securities (including the Fund’s distribution of that interest) may be a preference item for purposes of the AMT. The AMT is a special tax system that ensures that individuals and certain corporations pay at least some federal taxes. Income from securities that are a preference item is included in the computation of the AMT.

The Fund can also invest in other municipal securities, including certificates of participation, municipal leases, municipal obligation components and municipal custody receipts. In addition, the Fund can invest in municipal bonds secured by mortgages on single-family homes and multi-family projects. The Fund’s investments in these securities are subject to prepayment and extension risk. All of the Fund’s assets are dollar-denominated securities.

The Fund may invest up to 20% of its assets in securities rated below investment-grade, or unrated securities of comparable quality, which are usually called “junk” bonds.

The Fund pursues superior returns using historical yield spread and credit analysis to identify and invest in undervalued market sectors and individual securities. The Fund usually sells investments that Advisors believes to be overvalued on a relative basis. Although the Fund may invest in fixed-income securities of any maturity, the duration of the Fund’s portfolio typically ranges within 15% of the duration of its benchmark index, the Barclays Capital 10-Year Municipal Bond Index. As of March 31, 2011, the duration of the index was 7.46 years.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

· Interest Rate Risk (a type of Market Risk)—The risk that increases in interest rates can cause the prices of fixed-income investments to decline. This risk is heightened to the extent the Fund invests in longer duration fixed-income investments.

· Credit Risk (a type of Issuer Risk)—The risk that the issuer of bonds may not be able or willing to meet interest or principal payments when the bonds become due.

· State and Municipal Investment Risk—Because the Fund invests significantly in tax-exempt bonds and other municipal securities, events affecting states and municipalities may adversely affect the Fund’s investments and its performance. These events may include severe financial difficulties and continued budget deficits, economic or political policy changes, tax base erosion, state constitutional limits on tax increases, and changes in the credit ratings assigned to state and municipal issuers of debt instruments.

· Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—The risk that volatile or dramatic reductions in trading activity make it difficult for the Fund to properly value its investments and that the Fund may not be able to purchase or sell an investment at an attractive price, if at all.

· Illiquid Investments Risk—The risk that illiquid investments may be difficult to sell for their fair market value.

· Issuer Risk (often called Financial Risk)—The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of its financial instruments over short or extended periods of time.

· Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Call Risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in the Fund’s income.

· Non-Investment-Grade Securities Risk—Issuers of non-investment-grade securities, which are usually called “high-yield” or “junk bonds,” are typically in weaker financial health and such securities can be harder to value and sell and their prices can be more volatile. While these securities generally have higher rates of interest, they also involve greater risk of default than do securities of a higher-quality rating.

Risk Closing [Text Block]	rr_RiskClosingTextBlock

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money over short or long periods by investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Institutional Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Institutional Class. The performance table following the bar chart shows the Fund’s average annual total returns for the Institutional Class and Retail Class over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of the Fund’s benchmark index. After-tax performance is shown only for Institutional Class shares, and after-tax returns for the Retail Class of shares will vary from the after-tax returns presented for Institutional Class shares.

The returns shown below reﬂect previous agreements by the Fund’s investment adviser to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark index listed below is unmanaged, and you cannot invest directly in the index. The returns for the index reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)†

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance table following the bar chart shows the Fund's average annual total returns for the Institutional Class and Retail Class over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of the Fund's benchmark index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 842-2252
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tiaa-cref.org
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2011, was 4.90%.

Best quarter: 6.48%, for the quarter ended September 30, 2009. Worst quarter: -4.78%, for the quarter ended December 31, 2010.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.90%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.48%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.78%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The returns for the index reflect no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

For the Fund’s most current 30-day yield, please call the Fund at 800 842-2252.

Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
TIAA-CREF Tax-Exempt Bond Fund | Retail Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee (on shares held less than 60 days)	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	15
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.12%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.55%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[9]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.55%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	56
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	176
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	307
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	689
Annual Return 2007	rr_AnnualReturn2007	3.64%
Annual Return 2008	rr_AnnualReturn2008	(1.90%)
Annual Return 2009	rr_AnnualReturn2009	11.76%
Annual Return 2010	rr_AnnualReturn2010	2.30%
1 Year	rr_AverageAnnualReturnYear01	2.14%
Since Inception	rr_AverageAnnualReturnSinceInception	4.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
TIAA-CREF Tax-Exempt Bond Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee (on shares held less than 60 days)	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets		[1]
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.40%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[9]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	36
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	123
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	219
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	500
1 Year	rr_AverageAnnualReturnYear01	2.30%
Since Inception	rr_AverageAnnualReturnSinceInception	4.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
TIAA-CREF Tax-Exempt Bond Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
Since Inception	rr_AverageAnnualReturnSinceInception	4.16%
TIAA-CREF Tax-Exempt Bond Fund | Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.01%
Since Inception	rr_AverageAnnualReturnSinceInception	4.15%
TIAA-CREF Tax-Exempt Bond Fund | Barclays Capital 10-Year Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.05%
Since Inception	rr_AverageAnnualReturnSinceInception	5.13%	[4]
TIAA-CREF Inflation-Linked Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a long-term rate of return that outpaces inflation, primarily through investment in inflation-linked bonds.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-09-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended September 30, 2010, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio. During the six-month fiscal period ended March 31, 2011, the Fund’s portfolio turnover rate was 7% (not annualized) of the average value its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	7.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its assets in fixed-income securities whose principal value increases or decreases based on changes in the Consumer Price Index for All Urban Consumers (“CPI-U”), over the life of the security. Typically, the Fund will invest in U.S. Treasury Inflation-Indexed Securities (“TIIS”). The Fund can also invest in (1) other inflation-indexed bonds issued or guaranteed by the U.S. Government or its agencies, by corporations and other U.S. domiciled issuers, as well as foreign governments, and (2) money market instruments or other short-term securities. For purposes of the 80% investment policy, the term “assets” means net assets, plus the amount of any borrowings for investment purposes.

Like conventional bonds, inflation-indexed bonds generally pay interest at fixed intervals and return the principal at maturity. Unlike conventional bonds, an inflation-indexed bond’s principal or interest is adjusted periodically to reflect changes in a specified inflation index. Inflation-indexed bonds are designed to preserve purchasing power over the life of the bond while paying a “real” rate of interest (i.e., a return over and above the inflation rate). These bonds are generally issued at a fixed interest rate that is lower than that of conventional bonds of comparable maturity and quality, but they generally retain their value against inflation over time.

The principal amount of a TIIS bond is adjusted periodically for inflation using the CPI-U. Interest is paid twice a year. The interest rate is fixed, but the amount of each interest payment varies as the principal is adjusted for inflation. The principal amount of a TIIS instrument may diminish in times of deflation. However, the U.S. Treasury guarantees that the final principal payment at maturity is at least the original principal amount of the bond. The interest and principal components of the bonds may be “stripped” or sold separately. The Fund can buy or sell either component.

The Fund may also invest in inflation-indexed bonds issued or guaranteed by foreign governments and their agencies, as well as other foreign issuers. These investments are usually designed to track the inflation rate in the issuing country. Under most circumstances, the Fund’s investments in inflation-linked bonds of foreign issuers is generally less than 25% of its assets.

The Fund is managed to maintain a duration that is similar to its benchmark index, the Barclays Capital U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L). Typically, the Fund invests in corporate and foreign inflation-indexed bonds that are similar in duration and maturity as those of U.S. Government inflation-indexed bonds.

The Fund may purchase and sell futures, options, swaps and other fixed-income derivative instruments to carry out the Fund’s investment strategies. The Fund also may invest in any fixed-income securities provided that no more than 5% of its assets are invested in fixed-income securities rated below investment-grade.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

· Interest Rate Risk (a type of Market Risk)—The risk that increases in interest rates can cause the prices of fixed-income investments to decline. This risk is heightened to the extent the Fund invests in longer duration fixed-income investments.

· Credit Risk (a type of Issuer Risk)—The risk that the issuer of bonds may not be able or willing to meet interest or principal payments when the bonds become due.

· Fixed-Income Foreign Investment Risk—Investment in fixed-income securities or financial instruments of foreign issuers involves increased risks due to adverse issuer, political, regulatory, currency, market or economic developments. These developments may impact the ability of a foreign debt issuer to make timely and ultimate payments on its debt obligations to the Fund or impair the Fund’s ability to enforce its rights against the foreign debt issuer. These risks are heightened in emerging or developing markets. Foreign investments may also be less liquid and more difficult to value than investments in U.S. issuers.

· Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Special Risks for Inflation-Indexed Bonds—The risk that interest payments on, or market values of, inflation-indexed investments decline because of a decline in inflation (or deflation) or changes in investors’ and/or the market’s inflation expectations. In addition, inflation indices may not reflect the true rate of inflation.

· Derivatives Risk—The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. The Fund may use futures and options, and the Fund may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk. When investing in derivatives, the Fund may lose more than the principal amount invested.

Risk Closing [Text Block]	rr_RiskClosingTextBlock

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money over short or long periods by investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Institutional Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Institutional Class. The performance table following the bar chart shows the Fund’s average annual total returns for the Institutional Class, Retirement Class, Premier Class and Retail Class over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of the Fund’s benchmark index. After-tax performance is shown only for Institutional Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Institutional Class shares.

The returns shown below reﬂect previous agreements by the Fund’s investment adviser to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark index listed below is unmanaged, and you cannot invest directly in the index. The returns for the index reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)†

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance table following the bar chart shows the Fund's average annual total returns for the Institutional Class, Retirement Class, Premier Class and Retail Class over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of the Fund's benchmark index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 842-2252
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tiaa-cref.org
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2011, was 5.52%.

Best quarter: 5.32%, for the quarter ended March 31, 2008. Worst quarter: -3.46%, for the quarter ended September 30, 2008.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.52%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.32%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.46%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The returns for the index reflect no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

For the Fund’s most current 30-day yield, please call the Fund at 800 842-2252.

Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
TIAA-CREF Inflation-Linked Bond Fund | Retail Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee (on shares held less than 60 days)	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	15
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.12%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.47%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[5]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.47%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	48
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	151
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	263
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	591
1 Year	rr_AverageAnnualReturnYear01	5.83%
5 Years	rr_AverageAnnualReturnYear05	4.82%
Since Inception	rr_AverageAnnualReturnSinceInception	5.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2002
TIAA-CREF Inflation-Linked Bond Fund | Retirement Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee (on shares held less than 60 days)	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets		[1]
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.54%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[5]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.54%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	55
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	173
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	302
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	677
1 Year	rr_AverageAnnualReturnYear01	5.80%
5 Years	rr_AverageAnnualReturnYear05	4.77%	[10]
Since Inception	rr_AverageAnnualReturnSinceInception	5.32%	[10]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
TIAA-CREF Inflation-Linked Bond Fund | Premier Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee (on shares held less than 60 days)	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.44%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[5]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.44%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	45
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	141
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	246
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	555
1 Year	rr_AverageAnnualReturnYear01	5.87%
5 Years	rr_AverageAnnualReturnYear05	4.92%	[10]
Since Inception	rr_AverageAnnualReturnSinceInception	5.41%	[10]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
TIAA-CREF Inflation-Linked Bond Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee (on shares held less than 60 days)	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets		[1]
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.29%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[5]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.29%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	30
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	93
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	163
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	368
Annual Return 2003	rr_AnnualReturn2003	7.91%
Annual Return 2004	rr_AnnualReturn2004	8.27%
Annual Return 2005	rr_AnnualReturn2005	2.71%
Annual Return 2006	rr_AnnualReturn2006	0.21%
Annual Return 2007	rr_AnnualReturn2007	11.20%
Annual Return 2008	rr_AnnualReturn2008	(1.59%)
Annual Return 2009	rr_AnnualReturn2009	9.54%
Annual Return 2010	rr_AnnualReturn2010	6.11%
1 Year	rr_AverageAnnualReturnYear01	6.11%
5 Years	rr_AverageAnnualReturnYear05	4.97%
Since Inception	rr_AverageAnnualReturnSinceInception	5.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2002
TIAA-CREF Inflation-Linked Bond Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.32%
5 Years	rr_AverageAnnualReturnYear05	3.75%
Since Inception	rr_AverageAnnualReturnSinceInception	4.00%
TIAA-CREF Inflation-Linked Bond Fund | Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.96%
5 Years	rr_AverageAnnualReturnYear05	3.53%
Since Inception	rr_AverageAnnualReturnSinceInception	3.84%
TIAA-CREF Inflation-Linked Bond Fund | Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.31%
5 Years	rr_AverageAnnualReturnYear05	5.33%
Since Inception	rr_AverageAnnualReturnSinceInception	5.73%	[4]
TIAA-CREF Bond Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks a favorable long-term total return, mainly from current income, by primarily investing in a portfolio of fixed-income securities that is designed to produce a return that corresponds with the total return of the U.S. investment-grade bond market based on a broad bond index.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-09-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended September 30, 2010, the Fund’s portfolio turnover rate was 66% of the average value of its portfolio. During the six-month fiscal period ended March 31, 2011, the Fund’s portfolio turnover rate was 87% (not annualized) of the average value its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	87.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its assets in bonds within its benchmark and portfolio tracking index, the Barclays Capital U.S. Aggregate Bond Index (the “Index”). The Fund uses a sampling technique to create a portfolio that closely matches the overall investment characteristics of the Index (for, example, duration, sector diversification and credit quality) without investing in all of the securities in its index. At times the Fund may purchase securities not held in the Index, but which Advisors believes have similar investment characteristics to securities held in its index. Generally, the Fund intends to invest in a wide spectrum of public, investment-grade, taxable debt securities denominated in U.S. dollars including government securities, as well as mortgage-backed, commercial mortgage-backed and asset-backed securities. The Fund’s investments in mortgage-backed securities may include pass-through securities sold by private, governmental and government-related organizations and collateralized mortgage obligations, to the extent that such instruments are held by the Index. The Fund generally will invest in foreign securities denominated in U.S. dollars only to the extent they are included or eligible to be included in the Index. For purposes of the 80% investment policy, the term “assets” means net assets, plus the amount of any borrowings for investment purposes.

The securities purchased by the Fund will mainly be high-quality instruments rated in the top four credit categories by Moody’s or S&P or deemed to be of the same quality by Advisors using its own credit quality analysis. The Fund may continue to hold instruments that were rated as high-quality when purchased, but which subsequently are downgraded to below-investment-grade status or have their ratings withdrawn by one or more ratings agencies.

Because the return of the Index is not reduced by investment and other operating expenses, the Fund’s ability to match the Index is negatively affected by the costs of buying and selling securities, as well as other fees and expenses. The use of this index by the Fund is not a fundamental policy of the Fund and may be changed without shareholder approval.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

· Income Volatility Risk—The risk that the level of current income from a portfolio of fixed-income investments declines in certain interest rate environments.

· Credit Risk (a type of Issuer Risk)—The risk that the issuer of bonds may not be able or willing to meet interest or principal payments when the bonds become due.

· Call Risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in the Fund’s income.

· Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—The risk that volatile or dramatic reductions in trading activity make it difficult for the Fund to properly value its investments and that the Fund may not be able to purchase or sell an investment at an attractive price, if at all.

· Interest Rate Risk (a type of Market Risk)—The risk that increases in interest rates can cause the prices of fixed-income investments to decline. This risk is heightened to the extent the Fund invests in longer duration fixed-income investments.

· Prepayment Risk—The risk that during periods of falling interest rates, borrowers may pay off their mortgage loans sooner than expected, forcing the Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

· Extension Risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing the Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

· Index Risk—The risk that the Fund’s performance will not correspond to its benchmark index for any period of time and may underperform such index or the overall stock market. Additionally, to the extent that the Fund’s investments vary from the composition of its benchmark index, the Fund’s performance could potentially vary from the index’s performance to a greater extent than if the Fund merely attempted to replicate the index.

· Fixed-Income Foreign Investment Risk—Investment in fixed-income securities or financial instruments of foreign issuers involves increased risks due to adverse issuer, political, regulatory, currency, market or economic developments. These developments may impact the ability of a foreign debt issuer to make timely and ultimate payments on its debt obligations to the Fund or impair the Fund’s ability to enforce its rights against the foreign debt issuer. These risks are heightened in emerging or developing markets. Foreign investments may also be less liquid and more difficult to value than investments in U.S. issuers.

Risk Closing [Text Block]	rr_RiskClosingTextBlock

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money over short or long periods by investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Institutional Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Institutional Class. The performance table following the bar chart shows the Fund’s average annual total returns for the Institutional Class, Retirement Class, Premier Class and Retail Class over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of the Fund’s benchmark index. After-tax performance is shown only for Institutional Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Institutional Class shares.

The returns shown below reﬂect previous agreements by the Fund’s investment adviser to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark index listed below is unmanaged, and you cannot invest directly in the index. The returns for the index reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)†

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	performance table following the bar chart shows the Fund's average annual total returns for the Institutional Class, Retirement Class, Premier Class and Retail Class over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of the Fund's benchmark index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 842-2252
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tiaa-cref.org
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2011, was 2.66%.

Best quarter: 3.57%, for the quarter ended June 30, 2010. Worst quarter: -1.43%, for the quarter ended December 31, 2010.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.66%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.43%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The returns for the index reflect no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

For the Fund’s most current 30-day yield, please call the Fund at 800 842-2252.

Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
TIAA-CREF Bond Index Fund | Retail Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee (on shares held less than 60 days)	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	15
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.54%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[11]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.48%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	49
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	167
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	296
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	671
Annual Return 2010	rr_AnnualReturn2010	6.32%
1 Year	rr_AverageAnnualReturnYear01	6.07%
Since Inception	rr_AverageAnnualReturnSinceInception	4.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 14, 2009
TIAA-CREF Bond Index Fund | Retirement Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee (on shares held less than 60 days)	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.43%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[11]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.38%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	39
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	133
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	236
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	537
1 Year	rr_AverageAnnualReturnYear01	6.16%
Since Inception	rr_AverageAnnualReturnSinceInception	5.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 14, 2009
TIAA-CREF Bond Index Fund | Premier Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee (on shares held less than 60 days)	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.33%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[11]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.28%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	29
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	101
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	180
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	413
1 Year	rr_AverageAnnualReturnYear01	6.27%
Since Inception	rr_AverageAnnualReturnSinceInception	5.09%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
TIAA-CREF Bond Index Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee (on shares held less than 60 days)	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.17%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[11]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.13%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	13
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	51
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	92
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	213
1 Year	rr_AverageAnnualReturnYear01	6.32%
Since Inception	rr_AverageAnnualReturnSinceInception	5.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 14, 2009
TIAA-CREF Bond Index Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.23%
Since Inception	rr_AverageAnnualReturnSinceInception	4.15%
TIAA-CREF Bond Index Fund | Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.10%
Since Inception	rr_AverageAnnualReturnSinceInception	3.83%
TIAA-CREF Bond Index Fund | Barclays Capital U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.54%
Since Inception	rr_AverageAnnualReturnSinceInception	5.67%	[4]
TIAA-CREF Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks high current income consistent with maintaining liquidity and preserving capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-09-30
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in high-quality, short-term money market instruments. Generally, the Fund seeks to maintain a share value of  $1.00 per share. The Fund’s investments will be made in accordance with the applicable rules governing the quality, maturity and diversification of securities and other instruments held by money market funds.

The Fund invests in debt obligations with a remaining maturity of 397 days or less, such as:

(1) Commercial paper (short-term “IOUs” issued by corporations and others) or variable-rate, floating-rate or variable-amount securities of domestic or foreign companies;

(2) Obligations of commercial banks, savings banks, savings and loan associations, and foreign banks whose latest annual financial statements show more than  $1 billion in assets. These include certificates of deposit, time deposits, bankers’ acceptances and other short-term debt;

(3) Securities issued by, or whose principal and interest are guaranteed by, the U.S. Government or one of its agencies or instrumentalities;

(4) Other debt obligations issued by domestic or foreign companies;

(5) Repurchase agreements involving securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, or involving certificates of deposit, commercial paper or bankers’ acceptances;

(6) Obligations issued or guaranteed by foreign governments or their political subdivisions, agencies or instrumentalities; and/or

(7) Obligations of international organizations (and related government agencies) designated or supported by U.S. or foreign government agencies to promote economic development or international banking.

The Fund maintains a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life to maturity of 120 days or less. The Fund limits its investments to securities that present minimal credit risk and are rated in the highest rating categories for short-term instruments. The Fund will only purchase money market instruments that at the time of purchase are “First Tier Securities,” that is, instruments rated within the highest short-term rating category by at least two nationally recognized statistical rating organizations (“NRSROs”), or rated within the highest short-term rating category by one NRSRO if it is the only NRSRO to have issued a rating for the security, or unrated securities of comparable quality or “Government Securities” as such term is defined by the applicable rules governing money market funds. The Fund can also invest up to 30% of its assets in money market and debt instruments of foreign issuers denominated in U.S. dollars.

The above list of investments is not exclusive and the Fund may make other investments consistent with its investment objective and policies.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

· Current Income Risk—The risk that the income the Fund receives may fall as a result of a decline in interest rates. In a low interest rate environment, the Fund may not be able to achieve a positive or zero yield or maintain a stable net asset value of  $1.00 per share.

· Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—The risk that volatile or dramatic reductions in trading activity make it difficult for the Fund to properly value its investments and that the Fund may not be able to purchase or sell an investment at an attractive price, if at all.

· Issuer Risk (often called Financial Risk)—The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of its financial instruments over short or extended periods of time.

· Credit Risk (a type of Company Risk)—The risk that a decline in a company’s financial position may prevent it from making principal and interest payments on fixed-income securities when due.

· Income Volatility Risk—The risk that the level of current income from a portfolio of fixed-income investments declines in certain interest rate environments.

· Interest Rate Risk (a type of Market Risk)—The risk that increases in interest rates can cause the prices of fixed-income investments to decline. This risk is heightened to the extent the Fund invests in longer duration fixed-income investments.

· Fixed-Income Foreign Investment Risk—Investment in fixed-income securities or financial instruments of foreign issuers involves increased risks due to adverse issuer, political, regulatory, market or economic developments. These developments may impact the ability of a foreign debt issuer to make timely and ultimate payments on its debt obligations to the Fund or impair the Fund’s ability to enforce its rights against the foreign debt issuer. These risks are heightened in emerging or developing markets. Foreign investments may also be less liquid and more difficult to value than investments in U.S. issuers.

Risk Closing [Text Block]	rr_RiskClosingTextBlock

Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund. There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money over short or long periods by investing in this Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	The risk that the income the Fund receives may fall as a result of a decline in interest rates. In a low interest rate environment, the Fund may not be able to achieve a positive or zero yield or maintain a stable net asset value of $1.00 per share.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of the Institutional Class will vary from the other share classes. Below the bar chart are the best and worst returns of the Institutional Class for a calendar quarter during the preceding ten-year period. The performance table following the bar chart shows the Fund’s average annual total returns for the Institutional Class, Retirement Class, Premier Class and Retail Class over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of the Fund’s peer group average.

The returns shown below reﬂect previous agreements by the Fund’s investment adviser to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund is not necessarily an indication of how it will perform in the future. The peer group average listed below is unmanaged, and you cannot invest directly in the peer group average. The returns for the peer group average reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)†

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance table following the bar chart shows the Fund's average annual total returns for the Institutional Class, Retirement Class, Premier Class and Retail Class over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of the Fund's peer group average.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 842-2252
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tiaa-cref.org
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund is not necessarily an indication of how it will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2011, was 0.04%.

Best quarter: 1.39%, for the quarter ended March 31, 2001. Worst quarter: 0.02%, for the quarter ended March 31, 2010.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.04%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.02%
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The returns for the peer group average reflect no deduction for fees, expenses or taxes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Current performance of the Fund’s shares may be higher or lower than that shown above. For the Fund’s most current 7-day yield, please call the Fund at 800 842-2252.
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
TIAA-CREF Money Market Fund | Retail Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee (on shares held less than 60 days)	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	15
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.12%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.39%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[12]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.39%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	40
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	125
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	219
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	493
1 Year	rr_AverageAnnualReturnYear01	none	[13]
5 Years	rr_AverageAnnualReturnYear05	2.63%	[13],[14]
10 Years	rr_AverageAnnualReturnYear10	2.45%	[13],[14]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006	[13]
TIAA-CREF Money Market Fund | Retirement Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee (on shares held less than 60 days)	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets		[1]
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.40%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[12]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.40%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	41
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	128
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	224
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	505
1 Year	rr_AverageAnnualReturnYear01	none	[13]
5 Years	rr_AverageAnnualReturnYear05	2.52%	[13],[14]
10 Years	rr_AverageAnnualReturnYear10	2.40%	[13],[14]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006	[13]
TIAA-CREF Money Market Fund | Premier Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee (on shares held less than 60 days)	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.30%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[12]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.30%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	31
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	97
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	169
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	381
1 Year	rr_AverageAnnualReturnYear01	none	[13]
5 Years	rr_AverageAnnualReturnYear05	2.69%	[13],[14]
10 Years	rr_AverageAnnualReturnYear10	2.49%	[13],[14]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009	[13]
TIAA-CREF Money Market Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee (on shares held less than 60 days)	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets		[1]
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.15%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[12]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	15
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	48
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	85
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	192
Annual Return 2001	rr_AnnualReturn2001	4.09%
Annual Return 2002	rr_AnnualReturn2002	1.68%
Annual Return 2003	rr_AnnualReturn2003	1.12%
Annual Return 2004	rr_AnnualReturn2004	1.32%
Annual Return 2005	rr_AnnualReturn2005	3.22%
Annual Return 2006	rr_AnnualReturn2006	5.05%
Annual Return 2007	rr_AnnualReturn2007	5.27%
Annual Return 2008	rr_AnnualReturn2008	2.82%
Annual Return 2009	rr_AnnualReturn2009	0.51%
Annual Return 2010	rr_AnnualReturn2010	0.11%
1 Year	rr_AverageAnnualReturnYear01	0.11%
5 Years	rr_AverageAnnualReturnYear05	2.72%
10 Years	rr_AverageAnnualReturnYear10	2.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 1999
TIAA-CREF Money Market Fund | iMoneyNet Money Fund Report Averages������All Taxable (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.04%
5 Years	rr_AverageAnnualReturnYear05	2.27%
10 Years	rr_AverageAnnualReturnYear10	2.03%
TIAA-CREF Lifecycle Retirement Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Lifecycle Retirement Income Fund seeks high total return over time primarily through income, with a secondary emphasis on capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-09-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended September 30, 2010, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio. During the eight-month fiscal period ended May 31, 2011, the Fund’s portfolio turnover rate was 7% (not annualized) of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	7.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the TIAA-CREF Funds and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). The Fund invests in Underlying Funds according to a relatively stable asset allocation strategy that will not gradually adjust over time and is designed for investors who are already in or entering retirement (i.e., have already passed their retirement year).

The Fund expects to allocate approximately 40.00% of its assets to equity Underlying Funds and 60.00% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations may be changed and actual allocations may vary up to 10% from the targets. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2012, which may change, are approximately as follows: U.S. Equity: 30.00%; International Equity: 10.00%; Fixed-Income: 40.00%; Short-Term Fixed-Income: 10.00%; and Inflation-Protected Assets: 10.00%.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Enhanced Large-Cap Growth Index Fund and Enhanced Large-Cap Value Index Fund (U.S. Equity); International Equity Fund, Enhanced International Equity Index Fund and Emerging Markets Equity Fund (International Equity); Bond Fund, Bond Plus Fund and High-Yield Fund (Fixed-Income); Short-Term Bond Fund and Money Market Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change. Investors should note that the Fund has a significant level of equity exposure and this exposure could cause fluctuation in the value of the Fund depending on the performance of the equity markets generally.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2011, are listed in the chart below. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	40.94%	U.S. Equity	30.64%	· Large-Cap Growth Fund	5.72%
				· Enhanced Large-Cap Growth Index Fund	5.67%
				· Enhanced Large-Cap Value Index Fund	5.55%
				· Large-Cap Value Fund	5.54%
				· Growth & Income Fund	4.77%
				· Small-Cap Equity Fund	2.55%
				· Mid-Cap Value Fund	0.44%
				· Mid-Cap Growth Fund	0.40%
		International Equity	10.30%	· International Equity Fund	3.83%
				· Enhanced International Equity Index Fund	3.81%
				· Emerging Markets Equity Fund	2.66%
FIXED-INCOME	59.06%	Fixed-Income	39.37%	· Bond Fund	38.38%
				· High-Yield Fund	0.50%
				· Bond Plus Fund	0.49%
		Short-Term Fixed-Income	9.86%	· Short-Term Bond Fund	9.86%
		Inflation-Protected Assets	9.83%	· Inflation-Linked Bond Fund	9.83%
Total	100.00%		100.00%		100.00%

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund or the Underlying Funds typically is subject to the following principal investment risks:

· Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

· Equity Investments Risk—A significant portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity investments. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity investments. Equity investments generally have greater price volatility than fixed income instruments.

· Market Risk—The risk that market prices of investments held by an Underlying Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions. Market risk may affect a single issuer, industry or sector of the economy, or it may affect the market as a whole.

· Issuer Risk (often called Financial Risk)—The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of its financial instruments over short or extended periods of time.

· Style Risk—The risk that use of a particular investing style (such as growth or value investing) may fall out of favor in the marketplace for various periods of time and result in underperformance relative to the broader market sector or significant declines in the value of an Underlying Funds’ portfolio securities.

· Risks of Growth Investing—The risks that growth stocks can perform differently from the market as a whole and other types of stocks. Growth stocks can also be more volatile, and experience sharper price fluctuations, than other stocks.

· Risks of Value Investing—The risks that value stocks can perform differently from the market as a whole and other types of stocks. Value stocks can also continue to be undervalued by the market for long periods of time.

· Large-Cap Risk—The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

· Mid-Cap Risk—The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume and less liquidity than the stocks of larger, more established companies.

· Small-Cap Risk—The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

· Foreign Investment Risk—Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from financial instruments of U.S. issuers. This risk may be heightened in emerging or developing markets. Foreign investments may also be less liquid and more difficult to value than investments in U.S. issuers.

· Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their financial markets may be very small, share prices of financial instruments in emerging market countries may be volatile and difficult to determine. Financial instruments of issuers in these countries may be less liquid than those of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

· Enhanced Index Risk—Certain Underlying Funds that are enhanced index funds may also underperform their benchmark indices due to differences between the investments of the Underlying Funds and their respective benchmark indices.

· Quantitative Analysis Risk—The risk that stocks selected by the Fund’s or an Underlying Fund’s investment adviser using quantitative modeling and analysis could perform differently from the market as a whole.

· Fixed-Income Investments Risk—A significant portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed-income investments. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed-income investments.

· Income Volatility Risk—The risk that the level of current income from a portfolio of fixed-income investments declines in certain interest rate environments.

· Credit Risk (a type of Issuer Risk)—The risk that the issuer of bonds may not be able or willing to meet interest or principal payments when the bonds become due.

· Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—The risk that volatile or dramatic reductions in trading activity make it difficult for an Underlying Fund to properly value its investments and that an Underlying Fund may not be able to purchase or sell an investment at an attractive price, if at all.

· Call Risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in an Underlying Fund’s income.

· Interest Rate Risk (a type of Market Risk)—The risk that increases in interest rates can cause the prices of fixed-income investments to decline. This risk is heightened to the extent the Fund invests in longer duration fixed-income investments.

· Prepayment Risk—The risk that during periods of falling interest rates, borrowers may pay off their mortgage loans sooner than expected, forcing an Underlying Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

· Extension Risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

· Special Risks for Inflation-Indexed Bonds—The risk that interest payments on, or market values of, inflation-indexed investments decline because of a decline in inflation (or deflation) or changes in investors’ and/or the market’s inflation expectations. In addition, inflation indices may not reflect the true rate of inflation.

· Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Underlying Fund Risk—The ability of the Fund to achieve its investment objective will depend upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

· Derivatives Risk—The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. An Underlying Fund may use futures and options, and an Underlying Fund may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk. When investing in derivatives, the Fund may lose more than the principal amount invested.

Risk Closing [Text Block]	rr_RiskClosingTextBlock

There can be no assurances that the Fund or an Underlying Fund's will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money over short or long periods by investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Retirement Class. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional, Retail and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of a broad-based securities market index and a composite index based on the Fund’s target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by the Fund’s investment adviser to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance table following the bar chart shows the Fund's average annual total returns for the Retirement, Institutional, Retail and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of a broad-based securities market index and a composite index based on the Fund's target allocations.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tiaa-cref.org
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Lifecycle Retirement Income Fund
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

†  The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2011, was 4.11%.

Best quarter: 8.88%, for the quarter ended September 30, 2009. Worst quarter: -7.81%, for the quarter ended December 31, 2008.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.11%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.88%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.81%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The returns for the indices reflect no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
TIAA-CREF Lifecycle Retirement Income Fund | Retail Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee (on shares held less than 60 days)	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	15
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.12%	[15]
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.38%	[16]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.77%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[17],[18]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.63%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	64
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	232
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	414
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	941
1 Year	rr_AverageAnnualReturnYear01	10.53%
Since Inception	rr_AverageAnnualReturnSinceInception	2.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2007
TIAA-CREF Lifecycle Retirement Income Fund | Retirement Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee (on shares held less than 60 days)	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.05%	[15]
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.38%	[16]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.91%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[17],[18]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.63%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	64
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	262
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	476
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,094
Annual Return 2008	rr_AnnualReturn2008	(17.49%)
Annual Return 2009	rr_AnnualReturn2009	16.08%
Annual Return 2010	rr_AnnualReturn2010	10.44%
1 Year	rr_AverageAnnualReturnYear01	10.44%
Since Inception	rr_AverageAnnualReturnSinceInception	1.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2007
TIAA-CREF Lifecycle Retirement Income Fund | Retirement Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.59%
Since Inception	rr_AverageAnnualReturnSinceInception	0.87%
TIAA-CREF Lifecycle Retirement Income Fund | Retirement Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.87%
Since Inception	rr_AverageAnnualReturnSinceInception	1.02%
TIAA-CREF Lifecycle Retirement Income Fund | Premier Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee (on shares held less than 60 days)	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%	[15]
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.38%	[16]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.77%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[17],[18]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.53%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	54
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	222
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	404
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	932
1 Year	rr_AverageAnnualReturnYear01	10.54%
Since Inception	rr_AverageAnnualReturnSinceInception	1.88%	[19]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
TIAA-CREF Lifecycle Retirement Income Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee (on shares held less than 60 days)	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets		[15]
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.38%	[16]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.61%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[17],[18]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.38%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	39
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	172
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	317
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	740
1 Year	rr_AverageAnnualReturnYear01	10.69%
Since Inception	rr_AverageAnnualReturnSinceInception	2.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2007
TIAA-CREF Lifecycle Retirement Income Fund | Barclays Capital 10-Year Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.54%
Since Inception	rr_AverageAnnualReturnSinceInception	5.83%	[20]
TIAA-CREF Lifecycle Retirement Income Fund | Lifecycle Retirement Income Fund Composite Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.01%	[21]
Since Inception	rr_AverageAnnualReturnSinceInception	2.60%	[20],[21]
TIAA-CREF Lifecycle 2010 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Lifecycle 2010 Fund seeks high total return over time through a combination of capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-09-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended September 30, 2010, the Fund’s portfolio turnover rate was 24% of the average value of its portfolio. During the eight-month fiscal period ended May 31, 2011, the Fund’s portfolio turnover rate was 8% (not annualized) of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the TIAA-CREF Funds and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have recently retired or have an approximate target retirement year within a few years, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors who retired in 2010 or plan to retire within a few years of 2010.

The Fund expects to allocate approximately 49.00% of its assets to equity Underlying Funds and 51.00% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to 10% from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative. The Fund had target allocations of approximately 50% equity/50% fixed-income in The Fund’s target retirement year of 2010 and will reach the Fund’s final target allocation of approximately 40% equity/60% fixed-income at some point from 2017 to 2020. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2012, which will change over time, are approximately as follows: U.S. Equity: 36.00%; International Equity: 12.00%; Fixed-Income: 38.40%; Short-Term Fixed-Income: 6.80%; and Inflation-Protected Assets: 6.80%.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Enhanced Large-Cap Growth Index Fund and Enhanced Large-Cap Value Index Fund (U.S. Equity); International Equity Fund, Enhanced International Equity Index Fund and Emerging Markets Equity Fund (International Equity); Bond Fund, Bond Plus Fund and High-Yield Fund (Fixed-Income); Short-Term Bond Fund and Money Market Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2011, are listed in the chart below. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	49.29%	U.S. Equity	36.81%	· Enhanced Large-Cap Growth Index Fund	6.90%
				· Large-Cap Growth Fund	6.82%
				· Enhanced Large-Cap Value Fund	6.72%
				· Large-Cap Value Fund	6.61%
				· Growth & Income Fund	5.68%
				· Small-Cap Equity Fund	3.08%
				· Mid-Cap Value Fund	0.52%
				· Mid-Cap Growth Fund	0.48%
		International Equity	12.48%	· Enhanced International Equity Index Fund	4.73%
				· International Equity Fund	4.68%
				· Emerging Markets Equity Fund	3.07%
FIXED-INCOME	50.71%	Fixed-Income	38.09%	· Bond Fund	36.12%
				· High-Yield Fund	1.02%
				· Bond Plus Fund	0.95%
		Short-Term Fixed-Income	6.35%	· Short-Term Bond Fund	6.35%

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
		Inflation-Protected Assets	6.27%	· Inflation-Linked Bond Fund	6.27%
Total	100.00%	100.00%		100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

TIAA-CREF Active Lifecycle Funds

Years to Target Date	U.S. Equity	International Equity	Fixed-Income	Short-term Fixed-Income	Inflation- Protected Assets
45	67.50	22.50	10.00	-	-
40	67.50	22.50	10.00	-	-
35	67.50	22.50	10.00	-	-
30	67.50	22.50	10.00	-	-
25	67.50	22.50	10.00	-	-
20	61.50	20.50	18.00	-	-
15	55.50	18.50	26.00	-	-
10	49.50	16.50	30.00	2.00	2.00
5	43.50	14.50	34.00	4.00	4.00
0	37.50	12.50	38.00	6.00	6.00
-5	33.75	11.25	39.00	8.00	8.00
-10	30.00	10.00	40.00	10.00	10.00
-15	30.00	10.00	40.00	10.00	10.00
-20	30.00	10.00	40.00	10.00	10.00
-25	30.00	10.00	40.00	10.00	10.00
-30	30.00	10.00	40.00	10.00	10.00

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Retirement Income Fund is contained in the prospectus for that fund.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund or the Underlying Funds typically is subject to the following principal investment risks:

· Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

· Equity Investments Risk—A significant portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity investments. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity investments. Equity investments generally have greater price volatility than fixed income instruments.

· Market Risk—The risk that market prices of investments held by an Underlying Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions. Market risk may affect a single issuer, industry or sector of the economy, or it may affect the market as a whole.

· Issuer Risk (often called Financial Risk)—The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of its financial instruments over short or extended periods of time.

· Style Risk—The risk that use of a particular investing style (such as growth or value investing) may fall out of favor in the marketplace for various periods of time and result in underperformance relative to the broader market sector or significant declines in the value of an Underlying Funds’ portfolio securities.

· Risks of Growth Investing—The risks that growth stocks can perform differently from the market as a whole and other types of stocks. Growth stocks can also be more volatile, and experience sharper price fluctuations, than other stocks.

· Risks of Value Investing—The risks that value stocks can perform differently from the market as a whole and other types of stocks. Value stocks can also continue to be undervalued by the market for long periods of time.

· Large-Cap Risk—The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

· Mid-Cap Risk—The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume and less liquidity than the stocks of larger, more established companies.

· Small-Cap Risk—The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

· Foreign Investment Risk—Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from financial instruments of U.S. issuers. This risk may be heightened in emerging or developing markets. Foreign investments may also be less liquid and more difficult to value than investments in U.S. issuers.

· Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their financial markets may be very small, share prices of financial instruments in emerging market countries may be volatile and difficult to determine. Financial instruments of issuers in these countries may be less liquid than those of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

· Enhanced Index Risk—Certain Underlying Funds that are enhanced index funds may also underperform their benchmark indices due to differences between the investments of the Underlying Funds and their respective benchmark indices.

· Quantitative Analysis Risk—The risk that stocks selected by the Fund’s or an Underlying Fund’s investment adviser using quantitative modeling and analysis could perform differently from the market as a whole.

· Fixed-Income Investments Risk—A significant portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed-income investments. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed-income investments.

· Income Volatility Risk—The risk that the level of current income from a portfolio of fixed-income investments declines in certain interest rate environments.

· Credit Risk (a type of Issuer Risk)—The risk that the issuer of bonds may not be able or willing to meet interest or principal payments when the bonds become due.

· Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—The risk that volatile or dramatic reductions in trading activity make it difficult for an Underlying Fund to properly value its investments and that an Underlying Fund may not be able to purchase or sell an investment at an attractive price, if at all.

· Call Risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in an Underlying Fund’s income.

· Interest Rate Risk (a type of Market Risk)—The risk that increases in interest rates can cause the prices of fixed-income investments to decline. This risk is heightened to the extent the Fund invests in longer duration fixed-income investments.

· Prepayment Risk—The risk that during periods of falling interest rates, borrowers may pay off their mortgage loans sooner than expected, forcing an Underlying Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

· Extension Risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

· Special Risks for Inflation-Indexed Bonds—The risk that interest payments on, or market values of, inflation-indexed investments decline because of a decline in inflation (or deflation) or changes in investors’ and/or the market’s inflation expectations. In addition, inflation indices may not reflect the true rate of inflation.

· Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Underlying Fund Risk—The ability of the Fund to achieve its investment objective will depend upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

· Derivatives Risk—The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. An Underlying Fund may use futures and options, and an Underlying Fund may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk. When investing in derivatives, the Fund may lose more than the principal amount invested.

Risk Closing [Text Block]	rr_RiskClosingTextBlock

There can be no assurances that the Fund or an Underlying Fund's will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money over short or long periods by investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Retirement Class. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of a broad-based securities market index and a composite index based on the Fund’s target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by the Fund’s investment adviser to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance table following the bar chart shows the Fund's average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of a broad-based securities market index and a composite index based on the Fund's target allocations.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tiaa-cref.org
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Lifecycle 2010 Fund
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2011, was 4.45%.

Best quarter: 10.87%, for the quarter ended June 30, 2009. Worst quarter: -11.04%, for the quarter ended December 31, 2008.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.45%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.04%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The returns for the indices reflect no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
TIAA-CREF Lifecycle 2010 Fund | Retirement Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee (on shares held less than 60 days)	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.05%	[22]
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.39%	[16]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[17],[23]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.64%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	65
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	248
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	446
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,019
Annual Return 2005	rr_AnnualReturn2005	4.23%
Annual Return 2006	rr_AnnualReturn2006	8.39%
Annual Return 2007	rr_AnnualReturn2007	9.20%
Annual Return 2008	rr_AnnualReturn2008	(23.57%)
Annual Return 2009	rr_AnnualReturn2009	19.36%
Annual Return 2010	rr_AnnualReturn2010	11.53%
1 Year	rr_AverageAnnualReturnYear01	11.53%
5 Years	rr_AverageAnnualReturnYear05	3.79%
Since Inception	rr_AverageAnnualReturnSinceInception	4.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 15, 2004
TIAA-CREF Lifecycle 2010 Fund | Retirement Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.74%
5 Years	rr_AverageAnnualReturnYear05	3.01%
Since Inception	rr_AverageAnnualReturnSinceInception	3.89%
TIAA-CREF Lifecycle 2010 Fund | Retirement Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.62%
5 Years	rr_AverageAnnualReturnYear05	2.86%
Since Inception	rr_AverageAnnualReturnSinceInception	3.66%
TIAA-CREF Lifecycle 2010 Fund | Premier Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee (on shares held less than 60 days)	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%	[22]
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.39%	[16]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.69%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[17],[23]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.54%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	55
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	206
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	369
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	844
1 Year	rr_AverageAnnualReturnYear01	11.67%
5 Years	rr_AverageAnnualReturnYear05	3.81%	[24]
Since Inception	rr_AverageAnnualReturnSinceInception	4.81%	[24]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
TIAA-CREF Lifecycle 2010 Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee (on shares held less than 60 days)	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets		[22]
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.39%	[16]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.54%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[17],[23]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.39%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	40
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	158
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	287
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	663
1 Year	rr_AverageAnnualReturnYear01	11.84%
5 Years	rr_AverageAnnualReturnYear05	3.99%	[24]
Since Inception	rr_AverageAnnualReturnSinceInception	4.96%	[24]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 17, 2007
TIAA-CREF Lifecycle 2010 Fund | Barclays Capital U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.54%
5 Years	rr_AverageAnnualReturnYear05	5.80%
Since Inception	rr_AverageAnnualReturnSinceInception	5.12%	[20]
TIAA-CREF Lifecycle 2010 Fund | Lifecycle 2010 Fund Composite Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.88%	[25]
5 Years	rr_AverageAnnualReturnYear05	4.01%	[25]
Since Inception	rr_AverageAnnualReturnSinceInception	5.05%	[20],[25]
TIAA-CREF Lifecycle 2015 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Lifecycle 2015 Fund seeks high total return over time through a combination of capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-09-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended September 30, 2010, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio. During the eight-month fiscal period ended May 31, 2011, the Fund’s portfolio turnover rate was 5% (not annualized) of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the TIAA-CREF Funds and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire within a few years of 2015.

The Fund expects to allocate approximately 56.40% of its assets to equity Underlying Funds and 43.60% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to 10% from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in The Fund’s target retirement year of 2015 and reaching the Fund’s final target allocation of approximately 40% equity/60% fixed-income at some point from 2022 to 2025. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2012, which will change over time, are approximately as follows: U.S. Equity: 41.10%; International Equity: 13.70%; Fixed-Income: 35.60%; Short-Term Fixed-Income: 4.80%; and Inflation-Protected Assets: 4.80%.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Enhanced Large-Cap Growth Index Fund and Enhanced Large-Cap Value Index Fund (U.S. Equity); International Equity Fund, Enhanced International Equity Index Fund and Emerging Markets Equity Fund (International Equity); Bond Fund, Bond Plus Fund and High-Yield Fund (Fixed-Income); Short-Term Bond Fund and Money Market Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2011, are listed in the chart below. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	56.78%	U.S. Equity	42.45%	· Enhanced Large-Cap Growth Index Fund	7.94%
				· Large-Cap Growth Fund	7.85%
				· Enhanced Large-Cap Value Index Fund	7.76%
				· Large-Cap value Fund	7.64%
				· Growth & Income Fund	6.57%
				· Small-Cap Equity Fund	3.53%
				· Mid-Cap Value Fund	0.60%
				· Mid-Cap Growth Fund	0.56%
		International Equity	14.33%	· Enhanced International Equity Index Fund	5.41%
				· International Equity Fund	5.36%
				· Emerging Markets Equity Fund	3.56%
FIXED-INCOME	43.22%	Fixed-Income	34.55%	· Bond Fund	30.92%
				· High-Yield Fund	1.82%
				· Bond Plus Fund	1.81%
		Short-Term Fixed-Income	4.35%	· Short-Term Bond Fund	4.35%

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
		Inflation-Protected Assets	4.32%	· Inflation-Linked Bond Fund	4.32%
Total	100.00%	100.00%		100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

TIAA-CREF Active Lifecycle Funds

Years to Target Date	U.S. Equity	International Equity	Fixed-Income	Short-term Fixed-Income	Inflation- Protected Assets
45	67.50	22.50	10.00	-	-
40	67.50	22.50	10.00	-	-
35	67.50	22.50	10.00	-	-
30	67.50	22.50	10.00	-	-
25	67.50	22.50	10.00	-	-
20	61.50	20.50	18.00	-	-
15	55.50	18.50	26.00	-	-
10	49.50	16.50	30.00	2.00	2.00
5	43.50	14.50	34.00	4.00	4.00
0	37.50	12.50	38.00	6.00	6.00
-5	33.75	11.25	39.00	8.00	8.00
-10	30.00	10.00	40.00	10.00	10.00
-15	30.00	10.00	40.00	10.00	10.00
-20	30.00	10.00	40.00	10.00	10.00
-25	30.00	10.00	40.00	10.00	10.00
-30	30.00	10.00	40.00	10.00	10.00

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Retirement Income Fund is contained in the prospectus for that fund.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund or the Underlying Funds typically is subject to the following principal investment risks:

· Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

· Equity Investments Risk—A significant portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity investments. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity investments. Equity investments generally have greater price volatility than fixed income instruments.

· Market Risk—The risk that market prices of investments held by an Underlying Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions. Market risk may affect a single issuer, industry or sector of the economy, or it may affect the market as a whole.

· Issuer Risk (often called Financial Risk)—The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of its financial instruments over short or extended periods of time.

· Style Risk—The risk that use of a particular investing style (such as growth or value investing) may fall out of favor in the marketplace for various periods of time and result in underperformance relative to the broader market sector or significant declines in the value of an Underlying Funds’ portfolio securities.

· Risks of Growth Investing—The risks that growth stocks can perform differently from the market as a whole and other types of stocks. Growth stocks can also be more volatile, and experience sharper price fluctuations, than other stocks.

· Risks of Value Investing—The risks that value stocks can perform differently from the market as a whole and other types of stocks. Value stocks can also continue to be undervalued by the market for long periods of time.

· Large-Cap Risk—The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

· Mid-Cap Risk—The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume and less liquidity than the stocks of larger, more established companies.

· Small-Cap Risk—The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

· Foreign Investment Risk—Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from financial instruments of U.S. issuers. This risk may be heightened in emerging or developing markets. Foreign investments may also be less liquid and more difficult to value than investments in U.S. issuers.

· Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their financial markets may be very small, share prices of financial instruments in emerging market countries may be volatile and difficult to determine. Financial instruments of issuers in these countries may be less liquid than those of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

· Enhanced Index Risk—Certain Underlying Funds that are enhanced index funds may also underperform their benchmark indices due to differences between the investments of the Underlying Funds and their respective benchmark indices.

· Quantitative Analysis Risk—The risk that stocks selected by the Fund’s or an Underlying Fund’s investment adviser using quantitative modeling and analysis could perform differently from the market as a whole.

· Fixed-Income Investments Risk—A significant portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed-income investments. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed-income investments.

· Income Volatility Risk—The risk that the level of current income from a portfolio of fixed-income investments declines in certain interest rate environments.

· Credit Risk (a type of Issuer Risk)—The risk that the issuer of bonds may not be able or willing to meet interest or principal payments when the bonds become due.

· Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—The risk that volatile or dramatic reductions in trading activity make it difficult for an Underlying Fund to properly value its investments and that an Underlying Fund may not be able to purchase or sell an investment at an attractive price, if at all.

· Call Risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in an Underlying Fund’s income.

· Interest Rate Risk (a type of Market Risk)—The risk that increases in interest rates can cause the prices of fixed-income investments to decline. This risk is heightened to the extent the Fund invests in longer duration fixed-income investments.

· Prepayment Risk—The risk that during periods of falling interest rates, borrowers may pay off their mortgage loans sooner than expected, forcing an Underlying Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

· Extension Risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

· Special Risks for Inflation-Indexed Bonds—The risk that interest payments on, or market values of, inflation-indexed investments decline because of a decline in inflation (or deflation) or changes in investors’ and/or the market’s inflation expectations. In addition, inflation indices may not reflect the true rate of inflation.

· Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Underlying Fund Risk—The ability of the Fund to achieve its investment objective will depend upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

· Derivatives Risk—The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. An Underlying Fund may use futures and options, and an Underlying Fund may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk. When investing in derivatives, the Fund may lose more than the principal amount invested.

Risk Closing [Text Block]	rr_RiskClosingTextBlock

There can be no assurances that the Fund or an Underlying Fund's will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money over short or long periods by investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Retirement Class. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of a broad-based securities market index and a composite index based on the Fund’s target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by the Fund’s investment adviser to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance table following the bar chart shows the Fund's average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of a broad-based securities market index and a composite index based on the Fund's target allocations.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tiaa-cref.org
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Lifecycle 2015 Fund
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2011, was 4.62%.

Best quarter: 12.39%, for the quarter ended June 30, 2009. Worst quarter: -12.97%, for the quarter ended December 31, 2008.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.62%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.97%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The returns for the indices reflect no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
TIAA-CREF Lifecycle 2015 Fund | Retirement Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee (on shares held less than 60 days)	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.05%	[22]
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.41%	[16]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[17],[23]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.66%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	67
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	254
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	457
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,042
Annual Return 2005	rr_AnnualReturn2005	4.23%
Annual Return 2006	rr_AnnualReturn2006	9.40%
Annual Return 2007	rr_AnnualReturn2007	9.46%
Annual Return 2008	rr_AnnualReturn2008	(26.94%)
Annual Return 2009	rr_AnnualReturn2009	21.32%
Annual Return 2010	rr_AnnualReturn2010	12.36%
1 Year	rr_AverageAnnualReturnYear01	12.36%
5 Years	rr_AverageAnnualReturnYear05	3.58%
Since Inception	rr_AverageAnnualReturnSinceInception	4.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 15, 2004
TIAA-CREF Lifecycle 2015 Fund | Retirement Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.63%
5 Years	rr_AverageAnnualReturnYear05	2.86%
Since Inception	rr_AverageAnnualReturnSinceInception	3.93%
TIAA-CREF Lifecycle 2015 Fund | Retirement Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.18%
5 Years	rr_AverageAnnualReturnYear05	2.71%
Since Inception	rr_AverageAnnualReturnSinceInception	3.69%
TIAA-CREF Lifecycle 2015 Fund | Premier Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee (on shares held less than 60 days)	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%	[22]
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.41%	[16]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.71%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[17],[23]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.56%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	57
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	212
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	380
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	868
1 Year	rr_AverageAnnualReturnYear01	12.41%
5 Years	rr_AverageAnnualReturnYear05	3.60%	[24]
Since Inception	rr_AverageAnnualReturnSinceInception	4.81%	[24]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
TIAA-CREF Lifecycle 2015 Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee (on shares held less than 60 days)	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets		[22]
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.41%	[16]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.56%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[17],[23]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.41%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	42
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	164
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	298
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	687
1 Year	rr_AverageAnnualReturnYear01	12.69%
5 Years	rr_AverageAnnualReturnYear05	3.80%	[24]
Since Inception	rr_AverageAnnualReturnSinceInception	4.97%	[24]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 17, 2007
TIAA-CREF Lifecycle 2015 Fund | Russell 3000�� Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.93%
5 Years	rr_AverageAnnualReturnYear05	2.74%
Since Inception	rr_AverageAnnualReturnSinceInception	4.88%	[20]
TIAA-CREF Lifecycle 2015 Fund | Lifecycle 2015 Fund Composite Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.54%	[26]
5 Years	rr_AverageAnnualReturnYear05	3.78%	[26]
Since Inception	rr_AverageAnnualReturnSinceInception	5.00%	[20],[26]
TIAA-CREF Lifecycle 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Lifecycle 2020 Fund seeks high total return over time through a combination of capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-09-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended September 30, 2010, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio. During the eight-month fiscal period ended May 31, 2011, the Fund’s portfolio turnover rate was 4% (not annualized) of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the TIAA-CREF Funds and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire within a few years of 2020.

The Fund expects to allocate approximately 64.40% of its assets to equity Underlying Funds and 35.60% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to 10% from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in The Fund’s target retirement year of 2020 and reaching the Fund’s final target allocation of approximately 40% equity/60% fixed-income at some point from 2027 to 2030. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2012, which will change over time, are approximately as follows: U.S. Equity: 47.10%; International Equity: 15.70%; Fixed-Income: 31.60%; Short-Term Fixed-Income: 2.80%; and Inflation-Protected Assets: 2.80%.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Enhanced Large-Cap Growth Index Fund and Enhanced Large-Cap Value Index Fund (U.S. Equity); International Equity Fund, Enhanced International Equity Index Fund and Emerging Markets Equity Fund (International Equity); Bond Fund, Bond Plus Fund and High-Yield Fund (Fixed-Income); Short-Term Bond Fund and Money Market Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2011, are listed in the chart below. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	64.78%	U.S. Equity	48.48%	· Enhanced Large-Cap Growth Index Fund	9.05%
				· Large-Cap Growth Fund	8.97%
				· Enhanced Large-Cap Value Index Fund	8.86%
				· Large-Cap Value Fund	8.72%
				· Growth & Income Fund	7.51%
				· Small-Cap Equity Fund	4.04%
				· Mid-Cap Value Fund	0.69%
				· Mid-Cap Growth Fund	0.64%
		International Equity	16.30%	· Enhanced International Equity Index Fund	6.15%
				· International Equity Fund	6.09%
				· Emerging Markets Equity Fund	4.06%
FIXED-INCOME	35.22%	Fixed-Income	30.52%	· Bond Fund	24.10%
				· Bond Plus Fund	3.61%
				· High-Yield Fund	2.81%
		Short-Term Fixed-Income	2.35%	· Short-Term Bond Fund	2.35%

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
		Inflation-Protected Assets	2.35%	· Inflation-Linked Bond Fund	2.35%
Total	100.00%	100.00%		100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

TIAA-CREF Active Lifecycle Funds

Years to Target Date	U.S. Equity	International Equity	Fixed-Income	Short-term Fixed-Income	Inflation- Protected Assets
45	67.50	22.50	10.00	-	-
40	67.50	22.50	10.00	-	-
35	67.50	22.50	10.00	-	-
30	67.50	22.50	10.00	-	-
25	67.50	22.50	10.00	-	-
20	61.50	20.50	18.00	-	-
15	55.50	18.50	26.00	-	-
10	49.50	16.50	30.00	2.00	2.00
5	43.50	14.50	34.00	4.00	4.00
0	37.50	12.50	38.00	6.00	6.00
-5	33.75	11.25	39.00	8.00	8.00
-10	30.00	10.00	40.00	10.00	10.00
-15	30.00	10.00	40.00	10.00	10.00
-20	30.00	10.00	40.00	10.00	10.00
-25	30.00	10.00	40.00	10.00	10.00
-30	30.00	10.00	40.00	10.00	10.00

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Retirement Income Fund is contained in the prospectus for that fund.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund or the Underlying Funds typically is subject to the following principal investment risks:

· Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

· Equity Investments Risk—A significant portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity investments. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity investments. Equity investments generally have greater price volatility than fixed income instruments.

· Market Risk—The risk that market prices of investments held by an Underlying Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions. Market risk may affect a single issuer, industry or sector of the economy, or it may affect the market as a whole.

· Issuer Risk (often called Financial Risk)—The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of its financial instruments over short or extended periods of time.

· Style Risk—The risk that use of a particular investing style (such as growth or value investing) may fall out of favor in the marketplace for various periods of time and result in underperformance relative to the broader market sector or significant declines in the value of an Underlying Funds’ portfolio securities.

· Risks of Growth Investing—The risks that growth stocks can perform differently from the market as a whole and other types of stocks. Growth stocks can also be more volatile, and experience sharper price fluctuations, than other stocks.

· Risks of Value Investing—The risks that value stocks can perform differently from the market as a whole and other types of stocks. Value stocks can also continue to be undervalued by the market for long periods of time.

· Large-Cap Risk—The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

· Mid-Cap Risk—The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume and less liquidity than the stocks of larger, more established companies.

· Small-Cap Risk—The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

· Foreign Investment Risk—Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from financial instruments of U.S. issuers. This risk may be heightened in emerging or developing markets. Foreign investments may also be less liquid and more difficult to value than investments in U.S. issuers.

· Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their financial markets may be very small, share prices of financial instruments in emerging market countries may be volatile and difficult to determine. Financial instruments of issuers in these countries may be less liquid than those of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

· Enhanced Index Risk—Certain Underlying Funds that are enhanced index funds may also underperform their benchmark indices due to differences between the investments of the Underlying Funds and their respective benchmark indices.

· Quantitative Analysis Risk—The risk that stocks selected by the Fund’s or an Underlying Fund’s investment adviser using quantitative modeling and analysis could perform differently from the market as a whole.

· Fixed-Income Investments Risk—A significant portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed-income investments. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed-income investments.

· Income Volatility Risk—The risk that the level of current income from a portfolio of fixed-income investments declines in certain interest rate environments.

· Credit Risk (a type of Issuer Risk)—The risk that the issuer of bonds may not be able or willing to meet interest or principal payments when the bonds become due.

· Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—The risk that volatile or dramatic reductions in trading activity make it difficult for an Underlying Fund to properly value its investments and that an Underlying Fund may not be able to purchase or sell an investment at an attractive price, if at all.

· Call Risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in an Underlying Fund’s income.

· Interest Rate Risk (a type of Market Risk)—The risk that increases in interest rates can cause the prices of fixed-income investments to decline. This risk is heightened to the extent the Fund invests in longer duration fixed-income investments.

· Prepayment Risk—The risk that during periods of falling interest rates, borrowers may pay off their mortgage loans sooner than expected, forcing an Underlying Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

· Extension Risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

· Special Risks for Inflation-Indexed Bonds—The risk that interest payments on, or market values of, inflation-indexed investments decline because of a decline in inflation (or deflation) or changes in investors’ and/or the market’s inflation expectations. In addition, inflation indices may not reflect the true rate of inflation.

· Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Underlying Fund Risk—The ability of the Fund to achieve its investment objective will depend upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

· Derivatives Risk—The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. An Underlying Fund may use futures and options, and an Underlying Fund may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk. When investing in derivatives, the Fund may lose more than the principal amount invested.

Risk Closing [Text Block]	rr_RiskClosingTextBlock

There can be no assurances that the Fund or an Underlying Fund's will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money over short or long periods by investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Retirement Class. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of a broad-based securities market index and a composite index based on the Fund’s target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by the Fund’s investment adviser to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance table following the bar chart shows the Fund's average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of a broad-based securities market index and a composite index based on the Fund's target allocations.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tiaa-cref.org
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Lifecycle 2020 Fund
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2011, was 4.84%.

Best quarter: 13.85%, for the quarter ended June 30, 2009. Worst quarter: -14.95%, for the quarter ended December 31, 2008.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.84%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.85%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.95%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The returns for the indices reflect no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
TIAA-CREF Lifecycle 2020 Fund | Retirement Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee (on shares held less than 60 days)	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.05%	[22]
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.42%	[16]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.87%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[17],[23]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.67%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	68
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	258
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	463
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,054
Annual Return 2005	rr_AnnualReturn2005	4.77%
Annual Return 2006	rr_AnnualReturn2006	10.26%
Annual Return 2007	rr_AnnualReturn2007	9.22%
Annual Return 2008	rr_AnnualReturn2008	(30.33%)
Annual Return 2009	rr_AnnualReturn2009	23.15%
Annual Return 2010	rr_AnnualReturn2010	13.15%
1 Year	rr_AverageAnnualReturnYear01	13.15%
5 Years	rr_AverageAnnualReturnYear05	3.17%
Since Inception	rr_AverageAnnualReturnSinceInception	4.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 15, 2004
TIAA-CREF Lifecycle 2020 Fund | Retirement Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.48%
5 Years	rr_AverageAnnualReturnYear05	2.52%
Since Inception	rr_AverageAnnualReturnSinceInception	3.78%
TIAA-CREF Lifecycle 2020 Fund | Retirement Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.72%
5 Years	rr_AverageAnnualReturnYear05	2.41%
Since Inception	rr_AverageAnnualReturnSinceInception	3.56%
TIAA-CREF Lifecycle 2020 Fund | Premier Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee (on shares held less than 60 days)	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%	[22]
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.42%	[16]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.72%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[17],[23]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.57%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	58
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	215
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	386
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	880
1 Year	rr_AverageAnnualReturnYear01	13.27%
5 Years	rr_AverageAnnualReturnYear05	3.22%	[24]
Since Inception	rr_AverageAnnualReturnSinceInception	4.63%	[24]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
TIAA-CREF Lifecycle 2020 Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee (on shares held less than 60 days)	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets		[22]
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.42%	[16]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.57%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[17],[23]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.42%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	43
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	168
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	303
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	699
1 Year	rr_AverageAnnualReturnYear01	13.45%
5 Years	rr_AverageAnnualReturnYear05	3.37%	[24]
Since Inception	rr_AverageAnnualReturnSinceInception	4.75%	[24]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 17, 2007
TIAA-CREF Lifecycle 2020 Fund | Russell 3000�� Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.93%
5 Years	rr_AverageAnnualReturnYear05	2.74%
Since Inception	rr_AverageAnnualReturnSinceInception	4.88%	[20]
TIAA-CREF Lifecycle 2020 Fund | Lifecycle 2020 Fund Composite Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.21%	[27]
5 Years	rr_AverageAnnualReturnYear05	3.38%	[27]
Since Inception	rr_AverageAnnualReturnSinceInception	4.78%	[20],[27]
TIAA-CREF Lifecycle 2025 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Lifecycle 2025 Fund seeks high total return over time through a combination of capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-09-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended September 30, 2010, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio. During the eight-month fiscal period ended May 31, 2011, the Fund’s portfolio turnover rate was 4% (not annualized) of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the TIAA-CREF Funds and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire within a few years of 2025.

The Fund expects to allocate approximately 72.40% of its assets to equity Underlying Funds and 27.60% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to 10% from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in The Fund’s target retirement year of 2025 and reaching the Fund’s final target allocation of approximately 40% equity/60% fixed-income at some point from 2032 to 2035. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2012, which will change over time, are approximately as follows: U.S. Equity: 53.10%; International Equity: 17.70%; Fixed-Income: 27.60%; Short-Term Fixed-Income: 0.80%; and Inflation-Protected Assets: 0.80%.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Enhanced Large-Cap Growth Index Fund and Enhanced Large-Cap Value Index Fund (U.S. Equity); International Equity Fund, Enhanced International Equity Index Fund and Emerging Markets Equity Fund (International Equity); Bond Fund, Bond Plus Fund and High-Yield Fund (Fixed-Income); Short-Term Bond Fund and Money Market Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2011, are listed in the chart below. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	72.74%	U.S. Equity	54.42%	· Enhanced Large-Cap Growth Index Fund	10.13%
				· Large-Cap Growth Fund	10.07%
				· Enhanced Large-Cap Value Index Fund	9.94%
				· Large-Cap Value Fund	9.82%
				· Growth & Income Fund	8.44%
				· Small-Cap Equity Fund	4.53%
				· Mid-Cap Value Fund	0.77%
				· Mid-Cap Growth Fund	0.72%
		International Equity	18.32%	· Enhanced International Equity Index Fund	6.92%
				· International Equity Fund	6.81%
				· Emerging Markets Equity Fund	4.59%
FIXED-INCOME	27.26%	Fixed-Income	26.54%	· Bond Fund	17.14%
				· Bond Plus Fund	5.59%
				· High-Yield Fund	3.81%
		Short-Term Fixed-Income	0.36%	· Short-Term Bond Fund	0.36%

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
		Inflation-Protected Assets	0.36%	· Inflation-Linked Bond Fund	0.36%
Total	100.00%		100.00%	100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

TIAA-CREF Active Lifecycle Funds

Years to Target Date	U.S. Equity	International Equity	Fixed-Income	Short-term Fixed-Income	Inflation- Protected Assets
45	67.50	22.50	10.00	-	-
40	67.50	22.50	10.00	-	-
35	67.50	22.50	10.00	-	-
30	67.50	22.50	10.00	-	-
25	67.50	22.50	10.00	-	-
20	61.50	20.50	18.00	-	-
15	55.50	18.50	26.00	-	-
10	49.50	16.50	30.00	2.00	2.00
5	43.50	14.50	34.00	4.00	4.00
0	37.50	12.50	38.00	6.00	6.00
-5	33.75	11.25	39.00	8.00	8.00
-10	30.00	10.00	40.00	10.00	10.00
-15	30.00	10.00	40.00	10.00	10.00
-20	30.00	10.00	40.00	10.00	10.00
-25	30.00	10.00	40.00	10.00	10.00
-30	30.00	10.00	40.00	10.00	10.00

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Retirement Income Fund is contained in the prospectus for that fund.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund or the Underlying Funds typically is subject to the following principal investment risks:

· Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

· Equity Investments Risk—A significant portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity investments. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity investments. Equity investments generally have greater price volatility than fixed income instruments.

· Market Risk—The risk that market prices of investments held by an Underlying Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions. Market risk may affect a single issuer, industry or sector of the economy, or it may affect the market as a whole.

· Issuer Risk (often called Financial Risk)—The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of its financial instruments over short or extended periods of time.

· Style Risk—The risk that use of a particular investing style (such as growth or value investing) may fall out of favor in the marketplace for various periods of time and result in underperformance relative to the broader market sector or significant declines in the value of an Underlying Funds’ portfolio securities.

· Risks of Growth Investing—The risks that growth stocks can perform differently from the market as a whole and other types of stocks. Growth stocks can also be more volatile, and experience sharper price fluctuations, than other stocks.

· Risks of Value Investing—The risks that value stocks can perform differently from the market as a whole and other types of stocks. Value stocks can also continue to be undervalued by the market for long periods of time.

· Large-Cap Risk—The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

· Mid-Cap Risk—The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume and less liquidity than the stocks of larger, more established companies.

· Small-Cap Risk—The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

· Foreign Investment Risk—Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from financial instruments of U.S. issuers. This risk may be heightened in emerging or developing markets. Foreign investments may also be less liquid and more difficult to value than investments in U.S. issuers.

· Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their financial markets may be very small, share prices of financial instruments in emerging market countries may be volatile and difficult to determine. Financial instruments of issuers in these countries may be less liquid than those of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

· Enhanced Index Risk—Certain Underlying Funds that are enhanced index funds may also underperform their benchmark indices due to differences between the investments of the Underlying Funds and their respective benchmark indices.

· Quantitative Analysis Risk—The risk that stocks selected by the Fund’s or an Underlying Fund’s investment adviser using quantitative modeling and analysis could perform differently from the market as a whole.

· Fixed-Income Investments Risk—A significant portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed-income investments. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed-income investments.

· Income Volatility Risk—The risk that the level of current income from a portfolio of fixed-income investments declines in certain interest rate environments.

· Credit Risk (a type of Issuer Risk)—The risk that the issuer of bonds may not be able or willing to meet interest or principal payments when the bonds become due.

· Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—The risk that volatile or dramatic reductions in trading activity make it difficult for an Underlying Fund to properly value its investments and that an Underlying Fund may not be able to purchase or sell an investment at an attractive price, if at all.

· Call Risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in an Underlying Fund’s income.

· Interest Rate Risk (a type of Market Risk)—The risk that increases in interest rates can cause the prices of fixed-income investments to decline. This risk is heightened to the extent the Fund invests in longer duration fixed-income investments.

· Prepayment Risk—The risk that during periods of falling interest rates, borrowers may pay off their mortgage loans sooner than expected, forcing an Underlying Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

· Extension Risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

· Special Risks for Inflation-Indexed Bonds—The risk that interest payments on, or market values of, inflation-indexed investments decline because of a decline in inflation (or deflation) or changes in investors’ and/or the market’s inflation expectations. In addition, inflation indices may not reflect the true rate of inflation.

· Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Underlying Fund Risk—The ability of the Fund to achieve its investment objective will depend upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

· Derivatives Risk—The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. An Underlying Fund may use futures and options, and an Underlying Fund may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk. When investing in derivatives, the Fund may lose more than the principal amount invested.

Risk Closing [Text Block]	rr_RiskClosingTextBlock

There can be no assurances that the Fund or an Underlying Fund's will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money over short or long periods by investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Retirement Class. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of a broad-based securities market index and a composite index based on the Fund’s target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by the Fund’s investment adviser to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance table following the bar chart shows the Fund's average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of a broad-based securities market index and a composite index based on the Fund's target allocations.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tiaa-cref.org
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Lifecycle 2025 Fund
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2011, was 5.08%.

Best quarter: 15.33%, for the quarter ended June 30, 2009. Worst quarter: -16.97%, for the quarter ended December 31, 2008.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.08%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.97%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The returns for the indices reflect no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
TIAA-CREF Lifecycle 2025 Fund | Retirement Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee (on shares held less than 60 days)	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.05%	[22]
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.43%	[16]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.88%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[17],[23]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.68%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	69
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	261
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	468
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,066
Annual Return 2005	rr_AnnualReturn2005	5.07%
Annual Return 2006	rr_AnnualReturn2006	10.78%
Annual Return 2007	rr_AnnualReturn2007	9.33%
Annual Return 2008	rr_AnnualReturn2008	(33.48%)
Annual Return 2009	rr_AnnualReturn2009	24.96%
Annual Return 2010	rr_AnnualReturn2010	13.88%
1 Year	rr_AverageAnnualReturnYear01	13.88%
5 Years	rr_AverageAnnualReturnYear05	2.77%
Since Inception	rr_AverageAnnualReturnSinceInception	4.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 15, 2004
TIAA-CREF Lifecycle 2025 Fund | Retirement Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.25%
5 Years	rr_AverageAnnualReturnYear05	2.16%
Since Inception	rr_AverageAnnualReturnSinceInception	3.63%
TIAA-CREF Lifecycle 2025 Fund | Retirement Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.20%
5 Years	rr_AverageAnnualReturnYear05	2.10%
Since Inception	rr_AverageAnnualReturnSinceInception	3.43%
TIAA-CREF Lifecycle 2025 Fund | Premier Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee (on shares held less than 60 days)	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%	[22]
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.43%	[16]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.73%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[17],[23]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.58%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	59
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	218
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	391
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	892
1 Year	rr_AverageAnnualReturnYear01	13.82%
5 Years	rr_AverageAnnualReturnYear05	2.77%	[24]
Since Inception	rr_AverageAnnualReturnSinceInception	4.42%	[24]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
TIAA-CREF Lifecycle 2025 Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee (on shares held less than 60 days)	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets		[22]
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.43%	[16]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.58%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[17],[23]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.43%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	44
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	171
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	309
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	711
1 Year	rr_AverageAnnualReturnYear01	13.99%
5 Years	rr_AverageAnnualReturnYear05	2.97%	[24]
Since Inception	rr_AverageAnnualReturnSinceInception	4.58%	[24]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 17, 2007
TIAA-CREF Lifecycle 2025 Fund | Russell 3000�� Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.93%
5 Years	rr_AverageAnnualReturnYear05	2.74%
Since Inception	rr_AverageAnnualReturnSinceInception	4.88%	[20]
TIAA-CREF Lifecycle 2025 Fund | Lifecycle 2025 Fund Composite Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.86%	[28]
5 Years	rr_AverageAnnualReturnYear05	2.98%	[28]
Since Inception	rr_AverageAnnualReturnSinceInception	4.57%	[20],[28]
TIAA-CREF Lifecycle 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Lifecycle 2030 Fund seeks high total return over time through a combination of capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-09-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended September 30, 2010, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio. During the eight-month fiscal period ended May 31, 2011, the Fund’s portfolio turnover rate was 4% (not annualized) of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the TIAA-CREF Funds and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire within a few years of 2030.

The Fund expects to allocate approximately 80.40% of its assets to equity Underlying Funds and 19.60% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to 10% from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in The Fund’s target retirement year of 2030 and reaching the Fund’s final target allocation of approximately 40% equity/60% fixed-income at some point from 2037 to 2040. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2012, which will change over time, are approximately as follows: U.S. Equity: 59.10%; International Equity: 19.70%; Fixed-Income: 21.20%; Short-Term Fixed-Income: 0.00%; and Inflation-Protected Assets: 0.00%.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Enhanced Large-Cap Growth Index Fund and Enhanced Large-Cap Value Index Fund (U.S. Equity); International Equity Fund, Enhanced International Equity Index Fund and Emerging Markets Equity Fund (International Equity); Bond Fund, Bond Plus Fund and High-Yield Fund (Fixed Income); Short-Term Bond Fund and Money Market Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2011, are listed in the chart below. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	80.70%	U.S. Equity	60.36%	· Enhanced Large-Cap Growth Index Fund	11.21%
				· Large-Cap Growth Fund	11.20%
				· Enhanced Large-Cap Value IndexFund	10.98%
				· Large-Cap Value Fund	10.90%
				· Growth & Income Fund	9.37%
				· Small-Cap Equity Fund	5.03%
				· Mid-Cap Value Fund	0.86%
				· Mid-Cap Growth Fund	0.81%
		International Equity	20.34%	· Enhanced International Equity Index Fund	7.71%
				· International Equity Fund	7.55%
				· Emerging Markets Equity Fund	5.08%
FIXED-INCOME	19.30%	Fixed-Income	19.30%	· Bond Fund	9.38%
				· Bond Plus Fund	5.94%
				· High-Yield Fund	3.98%
Total	100.00%	100.00%		100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

TIAA-CREF Active Lifecycle Funds

Years to Target Date	U.S. Equity	International Equity	Fixed-Income	Short-term Fixed-Income	Inflation- Protected Assets
45	67.50	22.50	10.00	-	-
40	67.50	22.50	10.00	-	-
35	67.50	22.50	10.00	-	-
30	67.50	22.50	10.00	-	-
25	67.50	22.50	10.00	-	-
20	61.50	20.50	18.00	-	-
15	55.50	18.50	26.00	-	-
10	49.50	16.50	30.00	2.00	2.00
5	43.50	14.50	34.00	4.00	4.00
0	37.50	12.50	38.00	6.00	6.00
-5	33.75	11.25	39.00	8.00	8.00
-10	30.00	10.00	40.00	10.00	10.00
-15	30.00	10.00	40.00	10.00	10.00
-20	30.00	10.00	40.00	10.00	10.00
-25	30.00	10.00	40.00	10.00	10.00
-30	30.00	10.00	40.00	10.00	10.00

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Retirement Income Fund is contained in the prospectus for that fund.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund or the Underlying Funds typically is subject to the following principal investment risks:

· Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

· Equity Investments Risk—A significant portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity investments. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity investments. Equity investments generally have greater price volatility than fixed income instruments.

· Market Risk—The risk that market prices of investments held by an Underlying Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions. Market risk may affect a single issuer, industry or sector of the economy, or it may affect the market as a whole.

· Issuer Risk (often called Financial Risk)—The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of its financial instruments over short or extended periods of time.

· Style Risk—The risk that use of a particular investing style (such as growth or value investing) may fall out of favor in the marketplace for various periods of time and result in underperformance relative to the broader market sector or significant declines in the value of an Underlying Funds’ portfolio securities.

· Risks of Growth Investing—The risks that growth stocks can perform differently from the market as a whole and other types of stocks. Growth stocks can also be more volatile, and experience sharper price fluctuations, than other stocks.

· Risks of Value Investing—The risks that value stocks can perform differently from the market as a whole and other types of stocks. Value stocks can also continue to be undervalued by the market for long periods of time.

· Large-Cap Risk—The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

· Mid-Cap Risk—The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume and less liquidity than the stocks of larger, more established companies.

· Small-Cap Risk—The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

· Foreign Investment Risk—Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from financial instruments of U.S. issuers. This risk may be heightened in emerging or developing markets. Foreign investments may also be less liquid and more difficult to value than investments in U.S. issuers.

· Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their financial markets may be very small, share prices of financial instruments in emerging market countries may be volatile and difficult to determine. Financial instruments of issuers in these countries may be less liquid than those of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

· Enhanced Index Risk—Certain Underlying Funds that are enhanced index funds may also underperform their benchmark indices due to differences between the investments of the Underlying Funds and their respective benchmark indices.

· Quantitative Analysis Risk—The risk that stocks selected by the Fund’s or an Underlying Fund’s investment adviser using quantitative modeling and analysis could perform differently from the market as a whole.

· Fixed-Income Investments Risk—A significant portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed-income investments. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed-income investments.

· Income Volatility Risk—The risk that the level of current income from a portfolio of fixed-income investments declines in certain interest rate environments.

· Credit Risk (a type of Issuer Risk)—The risk that the issuer of bonds may not be able or willing to meet interest or principal payments when the bonds become due.

· Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—The risk that volatile or dramatic reductions in trading activity make it difficult for an Underlying Fund to properly value its investments and that an Underlying Fund may not be able to purchase or sell an investment at an attractive price, if at all.

· Call Risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in an Underlying Fund’s income.

· Interest Rate Risk (a type of Market Risk)—The risk that increases in interest rates can cause the prices of fixed-income investments to decline. This risk is heightened to the extent the Fund invests in longer duration fixed-income investments.

· Prepayment Risk—The risk that during periods of falling interest rates, borrowers may pay off their mortgage loans sooner than expected, forcing an Underlying Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

· Extension Risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

· Special Risks for Inflation-Indexed Bonds—The risk that interest payments on, or market values of, inflation-indexed investments decline because of a decline in inflation (or deflation) or changes in investors’ and/or the market’s inflation expectations. In addition, inflation indices may not reflect the true rate of inflation.

· Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Underlying Fund Risk—The ability of the Fund to achieve its investment objective will depend upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

· Derivatives Risk—The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. An Underlying Fund may use futures and options, and an Underlying Fund may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk. When investing in derivatives, the Fund may lose more than the principal amount invested.

Risk Closing [Text Block]	rr_RiskClosingTextBlock

There can be no assurances that the Fund or an Underlying Fund's will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money over short or long periods by investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Retirement Class. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of a broad-based securities market index and a composite index based on the Fund’s target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by the Fund’s investment adviser to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance table following the bar chart shows the Fund's average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of a broad-based securities market index and a composite index based on the Fund's target allocations.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tiaa-cref.org
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Lifecycle 2030 Fund
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2011, was 5.44%.

Best quarter: 16.62%, for the quarter ended June 30, 2009. Worst quarter: -19.05%, for the quarter ended December 31, 2008.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.44%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.05%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The returns for the indices reflect no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
TIAA-CREF Lifecycle 2030 Fund | Retirement Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee (on shares held less than 60 days)	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.05%	[22]
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.44%	[16]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.89%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[17],[23]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.69%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	70
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	264
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	473
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,078
Annual Return 2005	rr_AnnualReturn2005	4.90%
Annual Return 2006	rr_AnnualReturn2006	11.72%
Annual Return 2007	rr_AnnualReturn2007	9.39%
Annual Return 2008	rr_AnnualReturn2008	(36.54%)
Annual Return 2009	rr_AnnualReturn2009	26.70%
Annual Return 2010	rr_AnnualReturn2010	14.39%
1 Year	rr_AverageAnnualReturnYear01	14.39%
5 Years	rr_AverageAnnualReturnYear05	2.37%
Since Inception	rr_AverageAnnualReturnSinceInception	4.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 15, 2004
TIAA-CREF Lifecycle 2030 Fund | Retirement Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.83%
5 Years	rr_AverageAnnualReturnYear05	1.80%
Since Inception	rr_AverageAnnualReturnSinceInception	3.39%
TIAA-CREF Lifecycle 2030 Fund | Retirement Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.56%
5 Years	rr_AverageAnnualReturnYear05	1.79%
Since Inception	rr_AverageAnnualReturnSinceInception	3.21%
TIAA-CREF Lifecycle 2030 Fund | Premier Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee (on shares held less than 60 days)	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%	[22]
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.44%	[16]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.74%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[17],[23]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.59%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	60
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	221
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	397
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	904
1 Year	rr_AverageAnnualReturnYear01	14.44%
5 Years	rr_AverageAnnualReturnYear05	2.38%	[24]
Since Inception	rr_AverageAnnualReturnSinceInception	4.14%	[24]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
TIAA-CREF Lifecycle 2030 Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee (on shares held less than 60 days)	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets		[22]
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.44%	[16]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.59%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[17],[23]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.44%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	45
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	174
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	314
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	724
1 Year	rr_AverageAnnualReturnYear01	14.74%
5 Years	rr_AverageAnnualReturnYear05	2.57%	[24]
Since Inception	rr_AverageAnnualReturnSinceInception	4.31%	[24]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 17, 2007
TIAA-CREF Lifecycle 2030 Fund | Russell 3000�� Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.93%
5 Years	rr_AverageAnnualReturnYear05	2.74%
Since Inception	rr_AverageAnnualReturnSinceInception	4.88%	[20]
TIAA-CREF Lifecycle 2030 Fund | Lifecycle 2030 Fund Composite Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.41%	[29]
5 Years	rr_AverageAnnualReturnYear05	2.57%	[29]
Since Inception	rr_AverageAnnualReturnSinceInception	4.35%	[20],[29]
TIAA-CREF Lifecycle 2035 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Lifecycle 2035 Fund seeks high total return over time through a combination of capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-09-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended September 30, 2010, the Fund’s portfolio turnover rate was 11% of the average value of its portfolio. During the eight-month fiscal period ended May 31, 2011, the Fund’s portfolio turnover rate was 7% (not annualized) of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	7.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the TIAA-CREF Funds and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire within a few years of 2035.

The Fund expects to allocate approximately 88.40% of its assets to equity Underlying Funds and 11.60% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to 10% from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually becomes more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in The Fund’s target retirement year of 2035 and reaching the Fund’s final target allocation of approximately 40% equity/60% fixed-income at some point from 2042 to 2045. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2012, which will change over time, are approximately as follows: U.S. Equity: 65.10%; International Equity: 21.70%; Fixed-Income: 13.20%; Short-Term Fixed-Income: 0.00%; and Inflation-Protected Assets: 0.00%.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Enhanced Large-Cap Growth Index Fund and Enhanced Large-Cap Value Index Fund (U.S. Equity); International Equity Fund, Enhanced International Equity Index Fund and Emerging Markets Equity Fund (International Equity); Bond Fund, Bond Plus Fund and High-Yield Fund (Fixed-Income); Short-Term Bond Fund and Money Market Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2011, are listed in the chart below. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	88.63%	U.S. Equity	66.27%	· Large-Cap Growth Fund	12.33%
				· Enhanced Large-Cap Growth Index Fund	12.22%
				· Enhanced Large-Cap Value Index Fund	12.03%
				· Large-Cap Value Fund	12.00%
				· Growth & Income Fund	10.32%
				· Small-Cap Equity Fund	5.54%
				· Mid-Cap Value Fund	0.95%
				· Mid-Cap Growth Fund	0.88%
		International Equity	22.36%	· Enhanced International Equity Index Fund	8.41%
				· International Equity Fund	8.32%
				· Emerging Markets Equity Fund	5.63%
FIXED-INCOME	11.37%	Fixed-Income	11.37%	· Bond Plus Fund	5.94%
				· High-Yield Fund	3.98%
				· Bond Fund	1.45%
Total	100.00%	100.00%		100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

TIAA-CREF Active Lifecycle Funds

Years to Target Date	U.S. Equity	International Equity	Fixed-Income	Short-term Fixed-Income	Inflation- Protected Assets
45	67.50	22.50	10.00	-	-
40	67.50	22.50	10.00	-	-
35	67.50	22.50	10.00	-	-
30	67.50	22.50	10.00	-	-
25	67.50	22.50	10.00	-	-
20	61.50	20.50	18.00	-	-
15	55.50	18.50	26.00	-	-
10	49.50	16.50	30.00	2.00	2.00
5	43.50	14.50	34.00	4.00	4.00
0	37.50	12.50	38.00	6.00	6.00
-5	33.75	11.25	39.00	8.00	8.00
-10	30.00	10.00	40.00	10.00	10.00
-15	30.00	10.00	40.00	10.00	10.00
-20	30.00	10.00	40.00	10.00	10.00
-25	30.00	10.00	40.00	10.00	10.00
-30	30.00	10.00	40.00	10.00	10.00

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Retirement Income Fund is contained in the prospectus for that fund.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund or the Underlying Funds typically is subject to the following principal investment risks:

· Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

· Equity Investments Risk—A significant portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity investments. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity investments. Equity investments generally have greater price volatility than fixed income instruments.

· Market Risk—The risk that market prices of investments held by an Underlying Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions. Market risk may affect a single issuer, industry or sector of the economy, or it may affect the market as a whole.

· Issuer Risk (often called Financial Risk)—The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of its financial instruments over short or extended periods of time.

· Style Risk—The risk that use of a particular investing style (such as growth or value investing) may fall out of favor in the marketplace for various periods of time and result in underperformance relative to the broader market sector or significant declines in the value of an Underlying Funds’ portfolio securities.

· Risks of Growth Investing—The risks that growth stocks can perform differently from the market as a whole and other types of stocks. Growth stocks can also be more volatile, and experience sharper price fluctuations, than other stocks.

· Risks of Value Investing—The risks that value stocks can perform differently from the market as a whole and other types of stocks. Value stocks can also continue to be undervalued by the market for long periods of time.

· Large-Cap Risk—The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

· Mid-Cap Risk—The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume and less liquidity than the stocks of larger, more established companies.

· Small-Cap Risk—The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

· Foreign Investment Risk—Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from financial instruments of U.S. issuers. This risk may be heightened in emerging or developing markets. Foreign investments may also be less liquid and more difficult to value than investments in U.S. issuers.

· Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their financial markets may be very small, share prices of financial instruments in emerging market countries may be volatile and difficult to determine. Financial instruments of issuers in these countries may be less liquid than those of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

· Enhanced Index Risk—Certain Underlying Funds that are enhanced index funds may also underperform their benchmark indices due to differences between the investments of the Underlying Funds and their respective benchmark indices.

· Quantitative Analysis Risk—The risk that stocks selected by the Fund’s or an Underlying Fund’s investment adviser using quantitative modeling and analysis could perform differently from the market as a whole.

· Fixed-Income Investments Risk—A significant portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed-income investments. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed-income investments.

· Income Volatility Risk—The risk that the level of current income from a portfolio of fixed-income investments declines in certain interest rate environments.

· Credit Risk (a type of Issuer Risk)—The risk that the issuer of bonds may not be able or willing to meet interest or principal payments when the bonds become due.

· Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—The risk that volatile or dramatic reductions in trading activity make it difficult for an Underlying Fund to properly value its investments and that an Underlying Fund may not be able to purchase or sell an investment at an attractive price, if at all.

· Call Risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in an Underlying Fund’s income.

· Interest Rate Risk (a type of Market Risk)—The risk that increases in interest rates can cause the prices of fixed-income investments to decline. This risk is heightened to the extent the Fund invests in longer duration fixed-income investments.

· Prepayment Risk—The risk that during periods of falling interest rates, borrowers may pay off their mortgage loans sooner than expected, forcing an Underlying Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

· Extension Risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

· Special Risks for Inflation-Indexed Bonds—The risk that interest payments on, or market values of, inflation-indexed investments decline because of a decline in inflation (or deflation) or changes in investors’ and/or the market’s inflation expectations. In addition, inflation indices may not reflect the true rate of inflation.

· Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Underlying Fund Risk—The ability of the Fund to achieve its investment objective will depend upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

· Derivatives Risk—The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. An Underlying Fund may use futures and options, and an Underlying Fund may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk. When investing in derivatives, the Fund may lose more than the principal amount invested.

Risk Closing [Text Block]	rr_RiskClosingTextBlock

There can be no assurances that the Fund or an Underlying Fund's will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money over short or long periods by investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Retirement Class. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of a broad-based securities market index and a composite index based on the Fund’s target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by the Fund’s investment adviser to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance table following the bar chart shows the Fund's average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of a broad-based securities market index and a composite index based on the Fund's target allocations.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tiaa-cref.org
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Lifecycle 2035 Fund
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2011, was 5.68%.

Best quarter: 17.55%, for the quarter ended June 30, 2009. Worst quarter: -20.30%, for the quarter ended December 31, 2008.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.68%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.30%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The returns for the indices reflect no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
TIAA-CREF Lifecycle 2035 Fund | Retirement Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee (on shares held less than 60 days)	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.05%	[22]
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.45%	[16]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[17],[23]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	267
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	479
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,089
Annual Return 2005	rr_AnnualReturn2005	5.16%
Annual Return 2006	rr_AnnualReturn2006	12.47%
Annual Return 2007	rr_AnnualReturn2007	9.71%
Annual Return 2008	rr_AnnualReturn2008	(38.18%)
Annual Return 2009	rr_AnnualReturn2009	28.30%
Annual Return 2010	rr_AnnualReturn2010	15.02%
1 Year	rr_AverageAnnualReturnYear01	15.02%
5 Years	rr_AverageAnnualReturnYear05	2.39%
Since Inception	rr_AverageAnnualReturnSinceInception	4.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 15, 2004
TIAA-CREF Lifecycle 2035 Fund | Retirement Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.52%
5 Years	rr_AverageAnnualReturnYear05	1.85%
Since Inception	rr_AverageAnnualReturnSinceInception	3.53%
TIAA-CREF Lifecycle 2035 Fund | Retirement Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.98%
5 Years	rr_AverageAnnualReturnYear05	1.82%
Since Inception	rr_AverageAnnualReturnSinceInception	3.34%
TIAA-CREF Lifecycle 2035 Fund | Premier Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee (on shares held less than 60 days)	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%	[22]
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.45%	[16]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[17],[23]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	225
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	402
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	916
1 Year	rr_AverageAnnualReturnYear01	15.20%
5 Years	rr_AverageAnnualReturnYear05	2.45%	[24]
Since Inception	rr_AverageAnnualReturnSinceInception	4.32%	[24]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
TIAA-CREF Lifecycle 2035 Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee (on shares held less than 60 days)	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets		[22]
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.45%	[16]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.60%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[17],[23]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.45%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	46
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	177
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	320
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	736
1 Year	rr_AverageAnnualReturnYear01	15.26%
5 Years	rr_AverageAnnualReturnYear05	2.60%	[24]
Since Inception	rr_AverageAnnualReturnSinceInception	4.44%	[24]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 17, 2007
TIAA-CREF Lifecycle 2035 Fund | Russell 3000�� Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.93%
5 Years	rr_AverageAnnualReturnYear05	2.74%
Since Inception	rr_AverageAnnualReturnSinceInception	4.88%	[20]
TIAA-CREF Lifecycle 2035 Fund | Lifecycle 2035 Fund Composite Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.98%	[30]
5 Years	rr_AverageAnnualReturnYear05	2.57%	[30]
Since Inception	rr_AverageAnnualReturnSinceInception	4.47%	[20],[30]
TIAA-CREF Lifecycle 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Lifecycle 2040 Fund seeks high total return over time through a combination of capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-09-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended September 30, 2010, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio. During the eight-month fiscal period ended May 31, 2011, the Fund’s portfolio turnover rate was 8% (not annualized) of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the TIAA-CREF Funds and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire within a few years of 2040.

The Fund expects to allocate approximately 90.00% of its assets to equity Underlying Funds and 10.00% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to 10% from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in The Fund’s target retirement year of 2040 and reaching the Fund’s final target allocation of approximately 40% equity/60% fixed-income at some point from 2047 to 2050. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2012, which will change over time, are approximately as follows: U.S. Equity: 67.50%; International Equity: 22.50%; Fixed-Income: 10.00%; Short-Term Fixed-Income: 0.00%; and Inflation-Protected Assets: 0.00%.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Enhanced Large-Cap Growth Index Fund and Enhanced Large-Cap Value Index Fund (U.S. Equity); International Equity Fund, Enhanced International Equity Index Fund and Emerging Markets Equity Fund (International Equity); Bond Fund, Bond Plus Fund and High-Yield Fund (Fixed-Income); Short-Term Bond Fund and Money Market Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2011, are listed in the chart below. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	90.08%	U.S. Equity	67.35%	· Large-Cap Growth Fund	12.48%
				· Enhanced Large-Cap Growth Index Fund	12.40%
				· Enhanced Large-Cap Value Index Fund	12.26%
				· Large-Cap Value Fund	12.21%
				· Growth & Income Fund	10.51%
				· Small-Cap Equity Fund	5.64%
				· Mid-Cap Value Fund	0.95%
				· Mid-Cap Growth Fund	0.90%
		International Equity	22.73%	· Enhanced International Equity Index Fund	8.55%
				· International Equity Fund	8.46%
				· Emerging Markets Equity Fund	5.72%
FIXED-INCOME	9.92%	Fixed-Income	9.92%	· Bond Plus Fund	5.94%
				· High-Yield Fund	3.98%
Total	100.00%	100.00%		100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

TIAA-CREF Active Lifecycle Funds

Years to Target Date	U.S. Equity	International Equity	Fixed-Income	Short-term Fixed-Income	Inflation- Protected Assets
45	67.50	22.50	10.00	-	-
40	67.50	22.50	10.00	-	-
35	67.50	22.50	10.00	-	-
30	67.50	22.50	10.00	-	-
25	67.50	22.50	10.00	-	-
20	61.50	20.50	18.00	-	-
15	55.50	18.50	26.00	-	-
10	49.50	16.50	30.00	2.00	2.00
5	43.50	14.50	34.00	4.00	4.00
0	37.50	12.50	38.00	6.00	6.00
-5	33.75	11.25	39.00	8.00	8.00
-10	30.00	10.00	40.00	10.00	10.00
-15	30.00	10.00	40.00	10.00	10.00
-20	30.00	10.00	40.00	10.00	10.00
-25	30.00	10.00	40.00	10.00	10.00
-30	30.00	10.00	40.00	10.00	10.00

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Retirement Income Fund is contained in the prospectus for that fund.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund or the Underlying Funds typically is subject to the following principal investment risks:

· Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

· Equity Investments Risk—A significant portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity investments. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity investments. Equity investments generally have greater price volatility than fixed income instruments.

· Market Risk—The risk that market prices of investments held by an Underlying Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions. Market risk may affect a single issuer, industry or sector of the economy, or it may affect the market as a whole.

· Issuer Risk (often called Financial Risk)—The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of its financial instruments over short or extended periods of time.

· Style Risk—The risk that use of a particular investing style (such as growth or value investing) may fall out of favor in the marketplace for various periods of time and result in underperformance relative to the broader market sector or significant declines in the value of an Underlying Funds’ portfolio securities.

· Risks of Growth Investing—The risks that growth stocks can perform differently from the market as a whole and other types of stocks. Growth stocks can also be more volatile, and experience sharper price fluctuations, than other stocks.

· Risks of Value Investing—The risks that value stocks can perform differently from the market as a whole and other types of stocks. Value stocks can also continue to be undervalued by the market for long periods of time.

· Large-Cap Risk—The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

· Mid-Cap Risk—The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume and less liquidity than the stocks of larger, more established companies.

· Small-Cap Risk—The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

· Foreign Investment Risk—Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from financial instruments of U.S. issuers. This risk may be heightened in emerging or developing markets. Foreign investments may also be less liquid and more difficult to value than investments in U.S. issuers.

· Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their financial markets may be very small, share prices of financial instruments in emerging market countries may be volatile and difficult to determine. Financial instruments of issuers in these countries may be less liquid than those of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

· Enhanced Index Risk—Certain Underlying Funds that are enhanced index funds may also underperform their benchmark indices due to differences between the investments of the Underlying Funds and their respective benchmark indices.

· Quantitative Analysis Risk—The risk that stocks selected by the Fund’s or an Underlying Fund’s investment adviser using quantitative modeling and analysis could perform differently from the market as a whole.

· Fixed-Income Investments Risk—A significant portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed-income investments. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed-income investments.

· Income Volatility Risk—The risk that the level of current income from a portfolio of fixed-income investments declines in certain interest rate environments.

· Credit Risk (a type of Issuer Risk)—The risk that the issuer of bonds may not be able or willing to meet interest or principal payments when the bonds become due.

· Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—The risk that volatile or dramatic reductions in trading activity make it difficult for an Underlying Fund to properly value its investments and that an Underlying Fund may not be able to purchase or sell an investment at an attractive price, if at all.

· Call Risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in an Underlying Fund’s income.

· Interest Rate Risk (a type of Market Risk)—The risk that increases in interest rates can cause the prices of fixed-income investments to decline. This risk is heightened to the extent the Fund invests in longer duration fixed-income investments.

· Prepayment Risk—The risk that during periods of falling interest rates, borrowers may pay off their mortgage loans sooner than expected, forcing an Underlying Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

· Extension Risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

· Special Risks for Inflation-Indexed Bonds—The risk that interest payments on, or market values of, inflation-indexed investments decline because of a decline in inflation (or deflation) or changes in investors’ and/or the market’s inflation expectations. In addition, inflation indices may not reflect the true rate of inflation.

· Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Underlying Fund Risk—The ability of the Fund to achieve its investment objective will depend upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

· Derivatives Risk—The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. An Underlying Fund may use futures and options, and an Underlying Fund may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk. When investing in derivatives, the Fund may lose more than the principal amount invested.

Risk Closing [Text Block]	rr_RiskClosingTextBlock

There can be no assurances that the Fund or an Underlying Fund's will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money over short or long periods by investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Retirement Class. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of a broad-based securities market index and a composite index based on the Fund’s target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by the Fund’s investment adviser to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance table following the bar chart shows the Fund's average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of a broad-based securities market index and a composite index based on the Fund's target allocations.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tiaa-cref.org
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Lifecycle 2040 Fund
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2011, was 5.58%.

Best quarter: 17.54%, for the quarter ended June 30, 2009. Worst quarter: -20.27%, for the quarter ended December 31, 2008.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.58%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.54%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.27%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The returns for the indices reflect no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
TIAA-CREF Lifecycle 2040 Fund | Retirement Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee (on shares held less than 60 days)	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.05%	[22]
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.45%	[16]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[17],[23]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	267
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	479
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,089
Annual Return 2005	rr_AnnualReturn2005	5.30%
Annual Return 2006	rr_AnnualReturn2006	13.12%
Annual Return 2007	rr_AnnualReturn2007	10.28%
Annual Return 2008	rr_AnnualReturn2008	(38.14%)
Annual Return 2009	rr_AnnualReturn2009	28.39%
Annual Return 2010	rr_AnnualReturn2010	15.21%
1 Year	rr_AverageAnnualReturnYear01	15.21%
5 Years	rr_AverageAnnualReturnYear05	2.68%
Since Inception	rr_AverageAnnualReturnSinceInception	4.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 15, 2004
TIAA-CREF Lifecycle 2040 Fund | Retirement Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.72%
5 Years	rr_AverageAnnualReturnYear05	2.14%
Since Inception	rr_AverageAnnualReturnSinceInception	3.89%
TIAA-CREF Lifecycle 2040 Fund | Retirement Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.11%
5 Years	rr_AverageAnnualReturnYear05	2.07%
Since Inception	rr_AverageAnnualReturnSinceInception	3.66%
TIAA-CREF Lifecycle 2040 Fund | Premier Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee (on shares held less than 60 days)	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%	[22]
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.45%	[16]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[17],[23]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	225
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	402
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	916
1 Year	rr_AverageAnnualReturnYear01	15.27%
5 Years	rr_AverageAnnualReturnYear05	2.70%	[24]
Since Inception	rr_AverageAnnualReturnSinceInception	4.65%	[24]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
TIAA-CREF Lifecycle 2040 Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee (on shares held less than 60 days)	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets		[22]
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.45%	[16]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.60%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[17],[23]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.45%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	46
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	177
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	320
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	736
1 Year	rr_AverageAnnualReturnYear01	15.45%
5 Years	rr_AverageAnnualReturnYear05	2.88%	[24]
Since Inception	rr_AverageAnnualReturnSinceInception	4.80%	[24]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 17, 2007
TIAA-CREF Lifecycle 2040 Fund | Russell 3000�� Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.93%
5 Years	rr_AverageAnnualReturnYear05	2.74%
Since Inception	rr_AverageAnnualReturnSinceInception	4.88%	[20]
TIAA-CREF Lifecycle 2040 Fund | Lifecycle 2040 Fund Composite Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.07%	[31]
5 Years	rr_AverageAnnualReturnYear05	2.78%	[31]
Since Inception	rr_AverageAnnualReturnSinceInception	4.76%	[20],[31]
TIAA-CREF Lifecycle 2045 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Lifecycle 2045 Fund seeks high total return over time through a combination of capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-09-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended September 30, 2010, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio. During the eight-month fiscal period ended May 31, 2011, the Fund’s portfolio turnover rate was 8% (not annualized) of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the TIAA-CREF Funds and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire within a few years of 2045.

The Fund expects to allocate approximately 90.00% of its assets to equity Underlying Funds and 10.00% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to 10% from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in The Fund’s target retirement year of 2045 and reaching the Fund’s final target allocation of approximately 40% equity/60% fixed-income at some point from 2052 to 2055. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2012, which will change over time, are approximately as follows: U.S. Equity: 67.50%; International Equity: 22.50%; Fixed-Income: 10.00%; Short-Term Fixed-Income: 0.00%; and Inflation-Protected Assets: 0.00%.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Enhanced Large-Cap Growth Index Fund and Enhanced Large-Cap Value Index Fund (U.S. Equity); International Equity Fund, Enhanced International Equity Index Fund and Emerging Markets Equity Fund (International Equity); Bond Fund, Bond Plus Fund and High-Yield Fund (Fixed-Income); Short-Term Bond Fund and Money Market Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2011, are listed in the chart below. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	90.09%	U.S. Equity	67.47%	· Large-Cap Growth Fund	12.38%
				· Enhanced Large-Cap Value Index Fund	12.37%
				· Large-Cap Value Fund	12.37%
				· Enhanced Large-Cap Growth Index Fund	12.33%
				· Growth & Income Fund	10.53%
				· Small-Cap Equity Fund	5.64%
				· Mid-Cap Value Fund	0.94%
				· Mid-Cap Growth Fund	0.91%
		International Equity	22.62%	· Enhanced International Equity Index Fund	8.40%
				· International Equity Fund	8.39%
				· Emerging Markets Equity Fund	5.83%
FIXED-INCOME	9.91%	Fixed-Income	9.91%	· Bond Plus Fund	5.93%
				· High-Yield Fund	3.98%
Total	100.00%	100.00%		100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

TIAA-CREF Active Lifecycle Funds

Years to Target Date	U.S. Equity	International Equity	Fixed-Income	Short-term Fixed-Income	Inflation- Protected Assets
45	67.50	22.50	10.00	-	-
40	67.50	22.50	10.00	-	-
35	67.50	22.50	10.00	-	-
30	67.50	22.50	10.00	-	-
25	67.50	22.50	10.00	-	-
20	61.50	20.50	18.00	-	-
15	55.50	18.50	26.00	-	-
10	49.50	16.50	30.00	2.00	2.00
5	43.50	14.50	34.00	4.00	4.00
0	37.50	12.50	38.00	6.00	6.00
-5	33.75	11.25	39.00	8.00	8.00
-10	30.00	10.00	40.00	10.00	10.00
-15	30.00	10.00	40.00	10.00	10.00
-20	30.00	10.00	40.00	10.00	10.00
-25	30.00	10.00	40.00	10.00	10.00
-30	30.00	10.00	40.00	10.00	10.00

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Retirement Income Fund is contained in the prospectus for that fund.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund or the Underlying Funds typically is subject to the following principal investment risks:

· Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

· Equity Investments Risk—A significant portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity investments. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity investments. Equity investments generally have greater price volatility than fixed income instruments.

· Market Risk—The risk that market prices of investments held by an Underlying Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions. Market risk may affect a single issuer, industry or sector of the economy, or it may affect the market as a whole.

· Issuer Risk (often called Financial Risk)—The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of its financial instruments over short or extended periods of time.

· Style Risk—The risk that use of a particular investing style (such as growth or value investing) may fall out of favor in the marketplace for various periods of time and result in underperformance relative to the broader market sector or significant declines in the value of an Underlying Funds’ portfolio securities.

· Risks of Growth Investing—The risks that growth stocks can perform differently from the market as a whole and other types of stocks. Growth stocks can also be more volatile, and experience sharper price fluctuations, than other stocks.

· Risks of Value Investing—The risks that value stocks can perform differently from the market as a whole and other types of stocks. Value stocks can also continue to be undervalued by the market for long periods of time.

· Large-Cap Risk—The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

· Mid-Cap Risk—The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume and less liquidity than the stocks of larger, more established companies.

· Small-Cap Risk—The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

· Foreign Investment Risk—Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from financial instruments of U.S. issuers. This risk may be heightened in emerging or developing markets. Foreign investments may also be less liquid and more difficult to value than investments in U.S. issuers.

· Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their financial markets may be very small, share prices of financial instruments in emerging market countries may be volatile and difficult to determine. Financial instruments of issuers in these countries may be less liquid than those of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

· Enhanced Index Risk—Certain Underlying Funds that are enhanced index funds may also underperform their benchmark indices due to differences between the investments of the Underlying Funds and their respective benchmark indices.

· Quantitative Analysis Risk—The risk that stocks selected by the Fund’s or an Underlying Fund’s investment adviser using quantitative modeling and analysis could perform differently from the market as a whole.

· Fixed-Income Investments Risk—A significant portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed-income investments. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed-income investments.

· Income Volatility Risk—The risk that the level of current income from a portfolio of fixed-income investments declines in certain interest rate environments.

· Credit Risk (a type of Issuer Risk)—The risk that the issuer of bonds may not be able or willing to meet interest or principal payments when the bonds become due.

· Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—The risk that volatile or dramatic reductions in trading activity make it difficult for an Underlying Fund to properly value its investments and that an Underlying Fund may not be able to purchase or sell an investment at an attractive price, if at all.

· Call Risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in an Underlying Fund’s income.

· Interest Rate Risk (a type of Market Risk)—The risk that increases in interest rates can cause the prices of fixed-income investments to decline. This risk is heightened to the extent the Fund invests in longer duration fixed-income investments.

· Prepayment Risk—The risk that during periods of falling interest rates, borrowers may pay off their mortgage loans sooner than expected, forcing an Underlying Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

· Extension Risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

· Special Risks for Inflation-Indexed Bonds—The risk that interest payments on, or market values of, inflation-indexed investments decline because of a decline in inflation (or deflation) or changes in investors’ and/or the market’s inflation expectations. In addition, inflation indices may not reflect the true rate of inflation.

· Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Underlying Fund Risk—The ability of the Fund to achieve its investment objective will depend upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

· Derivatives Risk—The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. An Underlying Fund may use futures and options, and an Underlying Fund may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk. When investing in derivatives, the Fund may lose more than the principal amount invested.

Risk Closing [Text Block]	rr_RiskClosingTextBlock

There can be no assurances that the Fund or an Underlying Fund's will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money over short or long periods by investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Retirement Class. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of a broad-based securities market index and a composite index based on the Fund’s target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by the Fund’s investment adviser to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance table following the bar chart shows the Fund's average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of a broad-based securities market index and a composite index based on the Fund's target allocations.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tiaa-cref.org
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Lifecycle 2045 Fund
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2011, was 5.54%.

Best quarter: 17.33%, for the quarter ended June 30, 2009. Worst quarter: -21.15%, for the quarter ended December 31, 2008.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.54%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.15%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The returns for the indices reflect no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
TIAA-CREF Lifecycle 2045 Fund | Retirement Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee (on shares held less than 60 days)	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.05%	[22]
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.46%	[16]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.95%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[17],[23]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.71%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	73
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	279
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	502
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,144
Annual Return 2008	rr_AnnualReturn2008	(38.92%)
Annual Return 2009	rr_AnnualReturn2009	28.28%
Annual Return 2010	rr_AnnualReturn2010	15.10%
1 Year	rr_AverageAnnualReturnYear01	15.10%
Since Inception	rr_AverageAnnualReturnSinceInception	(3.35%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2007
TIAA-CREF Lifecycle 2045 Fund | Retirement Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.62%
Since Inception	rr_AverageAnnualReturnSinceInception	(3.96%)
TIAA-CREF Lifecycle 2045 Fund | Retirement Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.04%
Since Inception	rr_AverageAnnualReturnSinceInception	(3.09%)
TIAA-CREF Lifecycle 2045 Fund | Premier Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee (on shares held less than 60 days)	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%	[22]
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.46%	[16]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.80%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[17],[23]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.61%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	62
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	236
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	426
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	972
1 Year	rr_AverageAnnualReturnYear01	15.21%
Since Inception	rr_AverageAnnualReturnSinceInception	(3.30%)	[19]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
TIAA-CREF Lifecycle 2045 Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee (on shares held less than 60 days)	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets		[22]
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.46%	[16]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.65%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[17],[23]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.46%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	47
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	189
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	343
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	792
1 Year	rr_AverageAnnualReturnYear01	15.40%
Since Inception	rr_AverageAnnualReturnSinceInception	(3.11%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2007
TIAA-CREF Lifecycle 2045 Fund | Russell 3000�� Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.93%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.15%)	[20]
TIAA-CREF Lifecycle 2045 Fund | Lifecycle 2045 Fund Composite Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.07%	[32]
Since Inception	rr_AverageAnnualReturnSinceInception	(2.31%)	[20],[32]
TIAA-CREF Lifecycle 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Lifecycle 2050 Fund seeks high total return over time through a combination of capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-09-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended September 30, 2010, the Fund’s portfolio turnover rate was 24% of the average value of its portfolio. During the eight-month fiscal period ended May 31, 2011, the Fund’s portfolio turnover rate was 8% (not annualized) of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the TIAA-CREF Funds and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire within a few years of 2050.

The Fund expects to allocate approximately 90.00% of its assets to equity Underlying Funds and 10.00% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to 10% from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in The Fund’s target retirement year of 2050 and reaching the Fund’s final target allocation of approximately 40% equity/60% fixed-income at some point from 2057 to 2060. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2012, which will change over time, are approximately as follows: U.S. Equity: 67.50%; International Equity: 22.50%; Fixed-Income: 10.00%; Short-Term Fixed-Income: 0.00%; and Inflation-Protected Assets: 0.00%.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Enhanced Large-Cap Growth Index Fund and Enhanced Large-Cap Value Index Fund (U.S. Equity); International Equity Fund, Enhanced International Equity Index Fund and Emerging Markets Equity Fund (International Equity); Bond Fund, Bond Plus Fund and High-Yield Fund (Fixed-Income); Short-Term Bond Fund and Money Market Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2011, are listed in the chart below. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	90.08%	U.S. Equity	67.50%	· Enhanced Large-Cap Value Index Fund	12.47%
				· Large-Cap Value Fund	12.47%
				· Large-Cap Growth Fund	12.28%
				· Enhanced Large-Cap Growth Index Fund	12.26%
				· Growth & Income Fund	10.53%
				· Small-Cap Equity Fund	5.64%
				· Mid-Cap Value Fund	0.93%
				· Mid-Cap Growth Fund	0.92%
		International Equity	22.58%	· Enhanced International Equity Index Fund	8.39%
				· International Equity Fund	8.37%
				· Emerging Markets Equity Fund	5.82%
FIXED-INCOME	9.92%	Fixed-Income	9.92%	· Bond Plus Fund	5.94%
				· High-Yield Fund	3.98%
Total	100.00%	100.00%		100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

TIAA-CREF Active Lifecycle Funds

Years to Target Date	U.S. Equity	International Equity	Fixed-Income	Short-term Fixed-Income	Inflation- Protected Assets
45	67.50	22.50	10.00	-	-
40	67.50	22.50	10.00	-	-
35	67.50	22.50	10.00	-	-
30	67.50	22.50	10.00	-	-
25	67.50	22.50	10.00	-	-
20	61.50	20.50	18.00	-	-
15	55.50	18.50	26.00	-	-
10	49.50	16.50	30.00	2.00	2.00
5	43.50	14.50	34.00	4.00	4.00
0	37.50	12.50	38.00	6.00	6.00
-5	33.75	11.25	39.00	8.00	8.00
-10	30.00	10.00	40.00	10.00	10.00
-15	30.00	10.00	40.00	10.00	10.00
-20	30.00	10.00	40.00	10.00	10.00
-25	30.00	10.00	40.00	10.00	10.00
-30	30.00	10.00	40.00	10.00	10.00

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Retirement Income Fund is contained in the prospectus for that fund.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund or the Underlying Funds typically is subject to the following principal investment risks:

· Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

· Equity Investments Risk—A significant portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity investments. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity investments. Equity investments generally have greater price volatility than fixed income instruments.

· Market Risk—The risk that market prices of investments held by an Underlying Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions. Market risk may affect a single issuer, industry or sector of the economy, or it may affect the market as a whole.

· Issuer Risk (often called Financial Risk)—The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of its financial instruments over short or extended periods of time.

· Style Risk—The risk that use of a particular investing style (such as growth or value investing) may fall out of favor in the marketplace for various periods of time and result in underperformance relative to the broader market sector or significant declines in the value of an Underlying Funds’ portfolio securities.

· Risks of Growth Investing—The risks that growth stocks can perform differently from the market as a whole and other types of stocks. Growth stocks can also be more volatile, and experience sharper price fluctuations, than other stocks.

· Risks of Value Investing—The risks that value stocks can perform differently from the market as a whole and other types of stocks. Value stocks can also continue to be undervalued by the market for long periods of time.

· Large-Cap Risk—The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

· Mid-Cap Risk—The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume and less liquidity than the stocks of larger, more established companies.

· Small-Cap Risk—The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

· Foreign Investment Risk—Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from financial instruments of U.S. issuers. This risk may be heightened in emerging or developing markets. Foreign investments may also be less liquid and more difficult to value than investments in U.S. issuers.

· Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their financial markets may be very small, share prices of financial instruments in emerging market countries may be volatile and difficult to determine. Financial instruments of issuers in these countries may be less liquid than those of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

· Enhanced Index Risk—Certain Underlying Funds that are enhanced index funds may also underperform their benchmark indices due to differences between the investments of the Underlying Funds and their respective benchmark indices.

· Quantitative Analysis Risk—The risk that stocks selected by the Fund’s or an Underlying Fund’s investment adviser using quantitative modeling and analysis could perform differently from the market as a whole.

· Fixed-Income Investments Risk—A significant portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed-income investments. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed-income investments.

· Income Volatility Risk—The risk that the level of current income from a portfolio of fixed-income investments declines in certain interest rate environments.

· Credit Risk (a type of Issuer Risk)—The risk that the issuer of bonds may not be able or willing to meet interest or principal payments when the bonds become due.

· Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—The risk that volatile or dramatic reductions in trading activity make it difficult for an Underlying Fund to properly value its investments and that an Underlying Fund may not be able to purchase or sell an investment at an attractive price, if at all.

· Call Risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in an Underlying Fund’s income.

· Interest Rate Risk (a type of Market Risk)—The risk that increases in interest rates can cause the prices of fixed-income investments to decline. This risk is heightened to the extent the Fund invests in longer duration fixed-income investments.

· Prepayment Risk—The risk that during periods of falling interest rates, borrowers may pay off their mortgage loans sooner than expected, forcing an Underlying Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

· Extension Risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

· Special Risks for Inflation-Indexed Bonds—The risk that interest payments on, or market values of, inflation-indexed investments decline because of a decline in inflation (or deflation) or changes in investors’ and/or the market’s inflation expectations. In addition, inflation indices may not reflect the true rate of inflation.

· Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Underlying Fund Risk—The ability of the Fund to achieve its investment objective will depend upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

· Derivatives Risk—The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. An Underlying Fund may use futures and options, and an Underlying Fund may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk. When investing in derivatives, the Fund may lose more than the principal amount invested.

Risk Closing [Text Block]	rr_RiskClosingTextBlock

There can be no assurances that the Fund or an Underlying Fund's will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money over short or long periods by investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Retirement Class. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of a broad-based securities market index and a composite index based on the Fund’s target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by the Fund’s investment adviser to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance table following the bar chart shows the Fund's average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of a broad-based securities market index and a composite index based on the Fund's target allocations.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tiaa-cref.org
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Lifecycle 2050 Fund
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2011, was 5.57%.

Best quarter: 17.30%, for the quarter ended June 30, 2009. Worst quarter: -21.79%, for the quarter ended December 31, 2008.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.57%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.79%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The returns for the indices reflect no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
TIAA-CREF Lifecycle 2050 Fund | Retirement Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee (on shares held less than 60 days)	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.05%	[22]
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.46%	[16]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[17],[23]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.71%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	73
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	287
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	520
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,188
Annual Return 2008	rr_AnnualReturn2008	(38.94%)
Annual Return 2009	rr_AnnualReturn2009	28.05%
Annual Return 2010	rr_AnnualReturn2010	15.03%
1 Year	rr_AverageAnnualReturnYear01	15.03%
Since Inception	rr_AverageAnnualReturnSinceInception	(3.44%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2007
TIAA-CREF Lifecycle 2050 Fund | Retirement Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.43%
Since Inception	rr_AverageAnnualReturnSinceInception	(4.06%)
TIAA-CREF Lifecycle 2050 Fund | Retirement Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.14%
Since Inception	rr_AverageAnnualReturnSinceInception	(3.17%)
TIAA-CREF Lifecycle 2050 Fund | Premier Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee (on shares held less than 60 days)	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%	[22]
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.46%	[16]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[17],[23]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.61%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	62
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	247
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	448
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,027
1 Year	rr_AverageAnnualReturnYear01	15.13%
Since Inception	rr_AverageAnnualReturnSinceInception	(3.43%)	[19]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
TIAA-CREF Lifecycle 2050 Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee (on shares held less than 60 days)	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets		[22]
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.46%	[16]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.70%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[17],[23]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.46%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	47
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	200
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	366
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	848
1 Year	rr_AverageAnnualReturnYear01	15.32%
Since Inception	rr_AverageAnnualReturnSinceInception	(3.19%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2007
TIAA-CREF Lifecycle 2050 Fund | Russell 3000�� Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.93%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.15%)	[20]
TIAA-CREF Lifecycle 2050 Fund | Lifecycle 2050 Fund Composite Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.07%	[33]
Since Inception	rr_AverageAnnualReturnSinceInception	(2.31%)	[20],[33]
TIAA-CREF LIFECYCLE 2055 FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Lifecycle 2055 Fund seeks high total return over time through a combination of capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-09-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the one-month fiscal period ended May 31, 2011, the Fund’s portfolio turnover rate was 1% (not annualized) of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the TIAA-CREF Funds and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire within a few years of 2055.

The Fund expects to allocate approximately 90.00% of its assets to equity Underlying Funds and 10.00% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to 10% from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in The Fund’s target retirement year of 2055 and reaching the Fund’s final target allocation of approximately 40% equity/60% fixed-income at some point from 2062 to 2065. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2012, which will change over time, are approximately as follows: U.S. Equity: 67.50%; International Equity: 22.50%; Fixed-Income: 10.00%; Short-Term Fixed-Income: 0.00%; and Inflation-Protected Assets: 0.00%.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Enhanced Large-Cap Growth Index Fund and Enhanced Large-Cap Value Index Fund (U.S. Equity); International Equity Fund, Enhanced International Equity Index Fund and Emerging Markets Equity Fund (International Equity); Bond Fund, Bond Plus Fund and High-Yield Fund (Fixed-Income); Short-Term Bond Fund and Money Market Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2011, are listed in the chart below. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	89.96%	U.S. Equity	67.58%	· Large-Cap Growth Fund	12.57%
				· Enhanced Large-Cap Growth Index Fund	12.53%
				· Enhanced Large-Cap Value Index Fund	12.28%
				· Large-Cap Value Fund	12.18%
				· Growth & Income Fund	10.51%
				· Small-Cap Equity Fund	5.64%
				· Mid-Cap Value Fund	0.97%
				· Mid-Cap Growth Fund	0.90%
		International Equity	22.38%	· Enhanced International Index Fund	8.42%
				· International Equity Fund	8.30%
				· Emerging Markets Equity Fund	5.66%
FIXED-INCOME	10.04%	Fixed-Income	10.04%	· Bond Plus Fund	6.01%
				· High-Yield Fund	4.03%
Total	100.00%	100.00%		100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

TIAA-CREF Active Lifecycle Funds

Years to Target Date	U.S. Equity	International Equity	Fixed-Income	Short-term Fixed-Income	Inflation- Protected Assets
45	67.50	22.50	10.00	-	-
40	67.50	22.50	10.00	-	-
35	67.50	22.50	10.00	-	-
30	67.50	22.50	10.00	-	-
25	67.50	22.50	10.00	-	-
20	61.50	20.50	18.00	-	-
15	55.50	18.50	26.00	-	-
10	49.50	16.50	30.00	2.00	2.00
5	43.50	14.50	34.00	4.00	4.00
0	37.50	12.50	38.00	6.00	6.00
-5	33.75	11.25	39.00	8.00	8.00
-10	30.00	10.00	40.00	10.00	10.00
-15	30.00	10.00	40.00	10.00	10.00
-20	30.00	10.00	40.00	10.00	10.00
-25	30.00	10.00	40.00	10.00	10.00
-30	30.00	10.00	40.00	10.00	10.00

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Retirement Income Fund is contained in the prospectus for that fund.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund or the Underlying Funds typically is subject to the following principal investment risks:

· Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

· Equity Investments Risk—A significant portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity investments. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity investments. Equity investments generally have greater price volatility than fixed income instruments.

· Market Risk—The risk that market prices of investments held by an Underlying Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions. Market risk may affect a single issuer, industry or sector of the economy, or it may affect the market as a whole.

· Issuer Risk (often called Financial Risk)—The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of its financial instruments over short or extended periods of time.

· Style Risk—The risk that use of a particular investing style (such as growth or value investing) may fall out of favor in the marketplace for various periods of time and result in underperformance relative to the broader market sector or significant declines in the value of an Underlying Funds’ portfolio securities.

· Risks of Growth Investing—The risks that growth stocks can perform differently from the market as a whole and other types of stocks. Growth stocks can also be more volatile, and experience sharper price fluctuations, than other stocks.

· Risks of Value Investing—The risks that value stocks can perform differently from the market as a whole and other types of stocks. Value stocks can also continue to be undervalued by the market for long periods of time.

· Large-Cap Risk—The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

· Mid-Cap Risk—The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume and less liquidity than the stocks of larger, more established companies.

· Small-Cap Risk—The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

· Foreign Investment Risk—Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from financial instruments of U.S. issuers. This risk may be heightened in emerging or developing markets. Foreign investments may also be less liquid and more difficult to value than investments in U.S. issuers.

· Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their financial markets may be very small, share prices of financial instruments in emerging market countries may be volatile and difficult to determine. Financial instruments of issuers in these countries may be less liquid than those of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

· Enhanced Index Risk—Certain Underlying Funds that are enhanced index funds may also underperform their benchmark indices due to differences between the investments of the Underlying Funds and their respective benchmark indices.

· Quantitative Analysis Risk—The risk that stocks selected by the Fund’s or an Underlying Fund’s investment adviser using quantitative modeling and analysis could perform differently from the market as a whole.

· Fixed-Income Investments Risk—A significant portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed-income investments. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed-income investments.

· Income Volatility Risk—The risk that the level of current income from a portfolio of fixed-income investments declines in certain interest rate environments.

· Credit Risk (a type of Issuer Risk)—The risk that the issuer of bonds may not be able or willing to meet interest or principal payments when the bonds become due.

· Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—The risk that volatile or dramatic reductions in trading activity make it difficult for an Underlying Fund to properly value its investments and that an Underlying Fund may not be able to purchase or sell an investment at an attractive price, if at all.

· Call Risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in an Underlying Fund’s income.

· Interest Rate Risk (a type of Market Risk)—The risk that increases in interest rates can cause the prices of fixed-income investments to decline. This risk is heightened to the extent the Fund invests in longer duration fixed-income investments.

· Prepayment Risk—The risk that during periods of falling interest rates, borrowers may pay off their mortgage loans sooner than expected, forcing an Underlying Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

· Extension Risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

· Special Risks for Inflation-Indexed Bonds—The risk that interest payments on, or market values of, inflation-indexed investments decline because of a decline in inflation (or deflation) or changes in investors’ and/or the market’s inflation expectations. In addition, inflation indices may not reflect the true rate of inflation.

· Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Underlying Fund Risk—The ability of the Fund to achieve its investment objective will depend upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

· Derivatives Risk—The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. An Underlying Fund may use futures and options, and an Underlying Fund may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk. When investing in derivatives, the Fund may lose more than the principal amount invested.

Risk Closing [Text Block]	rr_RiskClosingTextBlock

There can be no assurances that the Fund or an Underlying Fund's will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money over short or long periods by investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance information is not available for the Fund because the Fund has less than one calendar year of performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information is not available for the Fund because the Fund has less than one calendar year of performance.
TIAA-CREF LIFECYCLE 2055 FUND | RETIREMENT CLASS
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee (on shares held less than 60 days)	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.05%	[22]
Other Expenses	rr_OtherExpensesOverAssets	0.92%	[34]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.47%	[16]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.54%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.82%)	[17],[23]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.72%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	74
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	406
TIAA-CREF LIFECYCLE 2055 FUND | PREMIER CLASS
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee (on shares held less than 60 days)	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%	[22]
Other Expenses	rr_OtherExpensesOverAssets	0.67%	[34]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.47%	[16]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.77%)	[17],[23]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.62%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	63
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	364
TIAA-CREF LIFECYCLE 2055 FUND | INSTITUTIONAL CLASS
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee (on shares held less than 60 days)	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets		[22]
Other Expenses	rr_OtherExpensesOverAssets	0.67%	[34]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.47%	[16]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.77%)	[17],[23]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.47%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	48
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	317
TIAA-CREF Lifecycle Index Retirement Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Lifecycle Index Retirement Income Fund seeks high total return over time primarily through income, with a secondary emphasis on capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-09-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended September 30, 2010, the Fund’s portfolio turnover rate was 39% of the average value of its portfolio. During the eight-month fiscal period ended May 31, 2011, the Fund’s portfolio turnover rate was 13% (not annualized) of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the TIAA-CREF Funds and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). The Fund invests in Underlying Funds according to a relatively stable asset allocation strategy that will not gradually adjust over time and is designed for investors who are already in or entering retirement (i.e., have already passed their retirement year). The Fund has a policy of investing at least 80% of its assets in Underlying Funds that are managed to seek investment returns that track particular market indices. For purposes of the 80% investment policy, the term “assets” means net assets, plus the amount of any borrowings for investment purposes.

The Fund expects to allocate approximately 40.00% of its assets to equity Underlying Funds and 60.00% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations may be changed and actual allocations may vary up to 10% from the targets. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income, and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2012, which may change, are approximately as follows: U.S. Equity: 30.00%; International Equity: 10.00%; Fixed-Income: 50.00%; and Inflation-Protected Assets: 10.00%.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Equity Index Fund (U.S. Equity); International Equity Index Fund and Emerging Markets Equity Index Fund (International Equity); Bond Index Fund (Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change. Investors should note that the Fund has a significant level of equity exposure and this exposure could cause fluctuation in the value of the Fund depending on the performance of the equity markets generally.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2011, are listed in the chart below. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	40.09%	U.S. Equity	30.03%	· Equity Index Fund	30.03%
		International Equity	10.06%	· International Equity Index Fund	7.47%
				· Emerging Markets Equity Index Fund	2.59%
FIXED-INCOME	59.91%	Fixed-Income	49.99%	· Bond Index Fund	49.99%
		Inflation-Protected Assets	9.92%	· Inflation-Linked Bond Fund	9.92%
Total	100.00%		100.00%		100.00%

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Underlying Funds, typically is subject to the following principal investment risks:

· Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

· Index Risk—The risk that an Underlying Fund’s performance will not correspond to its benchmark index for any period of time and may underperform such index or the overall stock market. Additionally, to the extent that an Underlying Fund’s investments vary from the composition of its benchmark index, an Underlying Fund’s performance could potentially vary from the index’s performance to a greater extent than if an Underlying Fund merely attempted to replicate the index.

· Equity Investments Risk—A significant portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity investments. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity investments. Equity investments generally have greater price volatility than fixed income instruments.

· Market Risk—The risk that market prices of investments held by an Underlying Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions. Market risk may affect a single issuer, industry or sector of the economy, or it may affect the market as a whole.

· Issuer Risk (often called Financial Risk)—The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of its financial instruments over short or extended periods of time.

· Large-Cap Risk—The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

· Mid-Cap Risk—The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume and less liquidity than the stocks of larger, more established companies.

· Small-Cap Risk—The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

· Foreign Investment Risk—Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from financial instruments of U.S. issuers. This risk may be heightened in emerging or developing markets. Foreign investments may also be less liquid and more difficult to value than investments in U.S. issuers.

· Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries.

Because their financial markets may be very small, share prices of financial instruments in emerging market countries may be volatile and difficult to determine. Financial instruments of issuers in these countries may be less liquid than those of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

· Fixed-Income Investments Risk—A significant portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed-income investments. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed-income investments.

· Income Volatility Risk—The risk that the level of current income from a portfolio of fixed-income investments declines in certain interest rate environments.

· Credit Risk (a type of Issuer Risk)—The risk that the issuer of bonds may not be able or willing to meet interest or principal payments when the bonds become due.

· Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—The risk that volatile or dramatic reductions in trading activity make it difficult for an Underlying Fund to properly value its investments and that an Underlying Fund may not be able to purchase or sell an investment at an attractive price, if at all.

· Call Risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in an Underlying Fund’s income.

· Interest Rate Risk (a type of Market Risk)—The risk that increases in interest rates can cause the prices of fixed-income investments to decline. This risk is heightened to the extent the Fund invests in longer duration fixed-income investments.

· Prepayment Risk—The risk that during periods of falling interest rates, borrowers may pay off their mortgage loans sooner than expected, forcing an Underlying Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

· Extension Risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

· Special Risks for Inflation-Indexed Bonds—The risk that interest payments on, or market values of, inflation-indexed investments decline because of a decline in inflation (or deflation) or changes in investors’ and/or the market’s inflation expectations. In addition, inflation indices may not reflect the true rate of inflation.

· Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Underlying Fund Risk—The ability of the Fund to achieve its investment objective will depend upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

Risk Closing [Text Block]	rr_RiskClosingTextBlock

There can be no assurances that the Fund or an Underlying Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money over short or long periods by investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Retirement Class. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of a broad-based securities market index and a composite index based on the Fund’s target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by the Fund’s investment adviser to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance table following the bar chart shows the Fund's average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of a broad-based securities market index and a composite index based on the Fund's target allocations.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tiaa-cref.org
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Lifecycle Index Retirement Income Fund
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2011, was 4.34%.

Best quarter: 6.74%, for the quarter ended September 30, 2010. Worst quarter: -2.99%, for the quarter ended June 30, 2010.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.34%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.74%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.99%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The returns for the indices reflect no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
TIAA-CREF Lifecycle Index Retirement Income Fund | Retirement Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee (on shares held less than 60 days)	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.05%	[22]
Other Expenses	rr_OtherExpensesOverAssets	0.99%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.12%	[16]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.83%)	[35],[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.43%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	44
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	317
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	612
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,449
Annual Return 2010	rr_AnnualReturn2010	9.70%
1 Year	rr_AverageAnnualReturnYear01	9.70%
Since Inception	rr_AverageAnnualReturnSinceInception	9.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
TIAA-CREF Lifecycle Index Retirement Income Fund | Retirement Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.93%
Since Inception	rr_AverageAnnualReturnSinceInception	8.66%
TIAA-CREF Lifecycle Index Retirement Income Fund | Retirement Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.43%
Since Inception	rr_AverageAnnualReturnSinceInception	7.66%
TIAA-CREF Lifecycle Index Retirement Income Fund | Premier Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee (on shares held less than 60 days)	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%	[22]
Other Expenses	rr_OtherExpensesOverAssets	0.68%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.12%	[16]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.72%)	[35],[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.33%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	34
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	262
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	509
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,217
1 Year	rr_AverageAnnualReturnYear01	9.81%
Since Inception	rr_AverageAnnualReturnSinceInception	9.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
TIAA-CREF Lifecycle Index Retirement Income Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee (on shares held less than 60 days)	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets		[22]
Other Expenses	rr_OtherExpensesOverAssets	0.66%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.12%	[16]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.88%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.70%)	[35],[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.18%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	18
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	211
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	419
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,020
1 Year	rr_AverageAnnualReturnYear01	9.96%
Since Inception	rr_AverageAnnualReturnSinceInception	9.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
TIAA-CREF Lifecycle Index Retirement Income Fund | Barclays Capital U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.54%
Since Inception	rr_AverageAnnualReturnSinceInception	5.36%	[20]
TIAA-CREF Lifecycle Index Retirement Income Fund | Lifecycle Retirement Income Fund Composite Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.28%	[37]
Since Inception	rr_AverageAnnualReturnSinceInception	10.10%	[20],[37]
TIAA-CREF Lifecycle Index 2010 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Lifecycle Index 2010 Fund seeks high total return over time through a combination of capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-09-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended September 30, 2010, the Fund’s portfolio turnover rate was 43% of the average value of its portfolio. During the eight-month fiscal period ended May 31, 2011, the Fund’s portfolio turnover rate was 38% (not annualized) of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	38.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the TIAA-CREF Funds and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have recently retired or have an approximate target retirement year within a few years, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire within a few years of 2010. The Fund has a policy of investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in Underlying Funds that are managed to seek investment returns that track particular market indices.

The Fund expects to allocate approximately 49.00% of its assets to equity Underlying Funds and 51.00% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to 10% from the targets. The target allocations along the investment glidepath, illustrated in the chart below, will gradually become more conservative. The Fund had target allocations of approximately 50% equity/50% fixed-income in The Fund’s target retirement year of 2010 and will reach the Fund’s final target allocation of approximately 40% equity/60% fixed-income at some point from 2017 to 2020. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2012, which will change over time, are approximately as follows: U.S. Equity: 36.00%; International Equity: 12.00%; Fixed-Income: 45.20%; and Inflation-Protected Assets: 6.80%.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Equity Index Fund (U.S. Equity); International Equity Index Fund and Emerging Markets Equity Index Fund (International Equity); Bond Index Fund (Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2011, are listed in the chart below. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	49.14%	U.S. Equity	36.81%	· Equity Index Fund	36.81%
		International Equity	12.33%	· International Equity Index Fund	9.16%
				· Emerging Markets Equity Index Fund	3.17%
FIXED-INCOME	50.86%	Fixed-Income	44.53%	· Bond Index Fund	44.53%
		Inflation-Protected Assets	6.33%	· Inflation-Linked Bond Fund	6.33%
Total	100.00%		100.00%		100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

TIAA-CREF Lifecycle Index Funds

Years to Target Date	U.S. Equity	International Equity	Fixed-Income	Inflation- Protected Assets
45	67.50	22.50	10.00	-
40	67.50	22.50	10.00	-
35	67.50	22.50	10.00	-
30	67.50	22.50	10.00	-
25	67.50	22.50	10.00	-
20	61.50	20.50	18.00	-
15	55.50	18.50	26.00	-
10	49.50	16.50	32.00	2.00
5	43.50	14.50	38.00	4.00
0	37.50	12.50	44.00	6.00
-5	33.75	11.25	47.00	8.00
-10	30.00	10.00	50.00	10.00
-15	30.00	10.00	50.00	10.00
-20	30.00	10.00	50.00	10.00
-25	30.00	10.00	50.00	10.00
-30	30.00	10.00	50.00	10.00

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Index Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Index Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Index Retirement Income Fund is contained in the prospectus for that fund.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Underlying Funds, typically is subject to the following principal investment risks:

· Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

· Index Risk—The risk that an Underlying Fund’s performance will not correspond to its benchmark index for any period of time and may underperform such index or the overall stock market. Additionally, to the extent that an Underlying Fund’s investments vary from the composition of its benchmark index, an Underlying Fund’s performance could potentially vary from the index’s performance to a greater extent than if an Underlying Fund merely attempted to replicate the index.

· Equity Investments Risk—A significant portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity investments. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity investments. Equity investments generally have greater price volatility than fixed income instruments.

· Market Risk—The risk that market prices of investments held by an Underlying Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions. Market risk may affect a single issuer, industry or sector of the economy, or it may affect the market as a whole.

· Issuer Risk (often called Financial Risk)—The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of its financial instruments over short or extended periods of time.

· Large-Cap Risk—The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

· Mid-Cap Risk—The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume and less liquidity than the stocks of larger, more established companies.

· Small-Cap Risk—The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

· Foreign Investment Risk—Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from financial instruments of U.S. issuers. This risk may be heightened in emerging or developing markets. Foreign investments may also be less liquid and more difficult to value than investments in U.S. issuers.

· Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their financial markets may be very small, share prices of financial instruments in emerging market countries may be volatile and difficult to determine. Financial instruments of issuers in these countries may be less liquid than those of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

· Fixed-Income Investments Risk—A significant portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed-income investments. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed-income investments.

· Income Volatility Risk—The risk that the level of current income from a portfolio of fixed-income investments declines in certain interest rate environments.

· Credit Risk (a type of Issuer Risk)—The risk that the issuer of bonds may not be able or willing to meet interest or principal payments when the bonds become due.

· Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—The risk that volatile or dramatic reductions in trading activity make it difficult for an Underlying Fund to properly value its investments and that an Underlying Fund may not be able to purchase or sell an investment at an attractive price, if at all.

· Call Risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in an Underlying Fund’s income.

· Interest Rate Risk (a type of Market Risk)—The risk that increases in interest rates can cause the prices of fixed-income investments to decline. This risk is heightened to the extent the Fund invests in longer duration fixed-income investments.

· Prepayment Risk—The risk that during periods of falling interest rates, borrowers may pay off their mortgage loans sooner than expected, forcing an Underlying Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

· Extension Risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

· Special Risks for Inflation-Indexed Bonds—The risk that interest payments on, or market values of, inflation-indexed investments decline because of a decline in inflation (or deflation) or changes in investors’ and/or the market’s inflation expectations. In addition, inflation indices may not reflect the true rate of inflation.

· Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Underlying Fund Risk—The ability of the Fund to achieve its investment objective will depend upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

Risk Closing [Text Block]	rr_RiskClosingTextBlock

There can be no assurances that the Fund or an Underlying Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money over short or long periods by investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Retirement Class. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of a broad-based securities market index and a composite index based on the Fund’s target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by the Fund’s investment adviser to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance table following the bar chart shows the Fund's average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of a broad-based securities market index and a composite index based on the Fund's target allocations.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tiaa-cref.org
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Lifecycle Index 2010 Fund
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2011, was 4.50%.

Best quarter: 7.77%, for the quarter ended September 30, 2010. Worst quarter: -4.56%, for the quarter ended June 30, 2010.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.50%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.56%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The returns for the indices reflect no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
TIAA-CREF Lifecycle Index 2010 Fund | Retirement Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee (on shares held less than 60 days)	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.05%	[22]
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%	[16]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.74%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[36],[38]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.43%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	44
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	205
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	381
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	889
Annual Return 2010	rr_AnnualReturn2010	10.48%
1 Year	rr_AverageAnnualReturnYear01	10.48%
Since Inception	rr_AverageAnnualReturnSinceInception	10.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
TIAA-CREF Lifecycle Index 2010 Fund | Retirement Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.08%
Since Inception	rr_AverageAnnualReturnSinceInception	10.07%
TIAA-CREF Lifecycle Index 2010 Fund | Retirement Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.99%
Since Inception	rr_AverageAnnualReturnSinceInception	8.76%
TIAA-CREF Lifecycle Index 2010 Fund | Premier Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee (on shares held less than 60 days)	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%	[22]
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%	[16]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.54%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[36],[38]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.33%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	34
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	152
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	281
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	657
1 Year	rr_AverageAnnualReturnYear01	10.63%
Since Inception	rr_AverageAnnualReturnSinceInception	10.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
TIAA-CREF Lifecycle Index 2010 Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee (on shares held less than 60 days)	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets		[22]
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%	[16]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.39%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[36],[38]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.18%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	18
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	104
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	198
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	472
1 Year	rr_AverageAnnualReturnYear01	10.77%
Since Inception	rr_AverageAnnualReturnSinceInception	10.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
TIAA-CREF Lifecycle Index 2010 Fund | Barclays Capital U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.54%
Since Inception	rr_AverageAnnualReturnSinceInception	5.36%	[20]
TIAA-CREF Lifecycle Index 2010 Fund | Lifecycle 2010 Fund Composite Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.04%	[39]
Since Inception	rr_AverageAnnualReturnSinceInception	11.10%	[20],[39]
TIAA-CREF Lifecycle Index 2015 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Lifecycle Index 2015 Fund seeks high total return over time through a combination of capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-09-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended September 30, 2010, the Fund’s portfolio turnover rate was 23% of the average value of its portfolio. During the eight-month fiscal period ended May 31, 2011, the Fund’s portfolio turnover rate was 13% (not annualized) of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the TIAA-CREF Funds and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire within a few years of 2015. The Fund has a policy of investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in Underlying Funds that are managed to seek investment returns that track particular market indices.

The Fund expects to allocate approximately 56.40% of its assets to equity Underlying Funds and 43.60% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to 10% from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in The Fund’s target retirement year of 2015 and reaching the Fund’s final target allocation of approximately 40% equity/60% fixed-income at some point from 2022 to 2025. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2012, which will change over time, are approximately as follows: U.S. Equity: 41.10%; International Equity: 13.70%; Fixed-Income: 40.40%; and Inflation-Protected Assets: 4.80%.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Equity Index Fund (U.S. Equity); International Equity Index Fund and Emerging Markets Equity Index Fund (International Equity); Bond Index Fund (Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2011, are listed in the chart below. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	56.80%	U.S. Equity	42.56%	· Equity Index Fund	42.56%
		International Equity	14.24%	· International Equity Index Fund	10.57%
				· Emerging Markets Equity Index Fund	3.67%
FIXED-INCOME	43.20%	Fixed Income	38.38%	· Bond Index Fund	38.88%
		Inflation-Protected Assets	4.32%	· Inflation-Linked Bond Fund	4.32%
Total	100.00%		100.00%		100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

TIAA-CREF Lifecycle Index Funds

Years to Target Date	U.S. Equity	International Equity	Fixed-Income	Inflation- Protected Assets
45	67.50	22.50	10.00	-
40	67.50	22.50	10.00	-
35	67.50	22.50	10.00	-
30	67.50	22.50	10.00	-
25	67.50	22.50	10.00	-
20	61.50	20.50	18.00	-
15	55.50	18.50	26.00	-
10	49.50	16.50	32.00	2.00
5	43.50	14.50	38.00	4.00
0	37.50	12.50	44.00	6.00
-5	33.75	11.25	47.00	8.00
-10	30.00	10.00	50.00	10.00
-15	30.00	10.00	50.00	10.00
-20	30.00	10.00	50.00	10.00
-25	30.00	10.00	50.00	10.00
-30	30.00	10.00	50.00	10.00

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Index Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Index Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Index Retirement Income Fund is contained in the prospectus for that fund.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Underlying Funds, typically is subject to the following principal investment risks:

· Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

· Index Risk—The risk that an Underlying Fund’s performance will not correspond to its benchmark index for any period of time and may underperform such index or the overall stock market. Additionally, to the extent that an Underlying Fund’s investments vary from the composition of its benchmark index, an Underlying Fund’s performance could potentially vary from the index’s performance to a greater extent than if an Underlying Fund merely attempted to replicate the index.

· Equity Investments Risk—A significant portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity investments. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity investments. Equity investments generally have greater price volatility than fixed income instruments.

· Market Risk—The risk that market prices of investments held by an Underlying Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions. Market risk may affect a single issuer, industry or sector of the economy, or it may affect the market as a whole.

· Issuer Risk (often called Financial Risk)—The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of its financial instruments over short or extended periods of time.

· Large-Cap Risk—The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

· Mid-Cap Risk—The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume and less liquidity than the stocks of larger, more established companies.

· Small-Cap Risk—The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

· Foreign Investment Risk—Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from financial instruments of U.S. issuers. This risk may be heightened in emerging or developing markets. Foreign investments may also be less liquid and more difficult to value than investments in U.S. issuers.

· Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their financial markets may be very small, share prices of financial instruments in emerging market countries may be volatile and difficult to determine. Financial instruments of issuers in these countries may be less liquid than those of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

· Fixed-Income Investments Risk—A significant portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed-income investments. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed-income investments.

· Income Volatility Risk—The risk that the level of current income from a portfolio of fixed-income investments declines in certain interest rate environments.

· Credit Risk (a type of Issuer Risk)—The risk that the issuer of bonds may not be able or willing to meet interest or principal payments when the bonds become due.

· Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—The risk that volatile or dramatic reductions in trading activity make it difficult for an Underlying Fund to properly value its investments and that an Underlying Fund may not be able to purchase or sell an investment at an attractive price, if at all.

· Call Risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in an Underlying Fund’s income.

· Interest Rate Risk (a type of Market Risk)—The risk that increases in interest rates can cause the prices of fixed-income investments to decline. This risk is heightened to the extent the Fund invests in longer duration fixed-income investments.

· Prepayment Risk—The risk that during periods of falling interest rates, borrowers may pay off their mortgage loans sooner than expected, forcing an Underlying Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

· Extension Risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

· Special Risks for Inflation-Indexed Bonds—The risk that interest payments on, or market values of, inflation-indexed investments decline because of a decline in inflation (or deflation) or changes in investors’ and/or the market’s inflation expectations. In addition, inflation indices may not reflect the true rate of inflation.

· Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Underlying Fund Risk—The ability of the Fund to achieve its investment objective will depend upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

Risk Closing [Text Block]	rr_RiskClosingTextBlock

There can be no assurances that the Fund or an Underlying Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money over short or long periods by investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Retirement Class. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of a broad-based securities market index and a composite index based on the Fund’s target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by the Fund’s investment adviser to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance table following the bar chart shows the Fund's average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of a broad-based securities market index and a composite index based on the Fund's target allocations.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tiaa-cref.org
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Lifecycle Index 2015 Fund
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2011, was 4.73%.

Best quarter: 8.63%, for the quarter ended September 30, 2010. Worst quarter: -5.85%, for the quarter ended June 30, 2010.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.73%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.63%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.85%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The returns for the indices reflect no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
TIAA-CREF Lifecycle Index 2015 Fund | Retirement Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee (on shares held less than 60 days)	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.05%	[22]
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%	[16]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.66%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[36],[40]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.43%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	44
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	188
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	345
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	801
Annual Return 2010	rr_AnnualReturn2010	11.03%
1 Year	rr_AverageAnnualReturnYear01	11.03%
Since Inception	rr_AverageAnnualReturnSinceInception	11.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
TIAA-CREF Lifecycle Index 2015 Fund | Retirement Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.66%
Since Inception	rr_AverageAnnualReturnSinceInception	10.84%
TIAA-CREF Lifecycle Index 2015 Fund | Retirement Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.38%
Since Inception	rr_AverageAnnualReturnSinceInception	9.42%
TIAA-CREF Lifecycle Index 2015 Fund | Premier Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee (on shares held less than 60 days)	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%	[22]
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%	[16]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.50%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[36],[40]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.33%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	34
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	143
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	263
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	612
1 Year	rr_AverageAnnualReturnYear01	11.18%
Since Inception	rr_AverageAnnualReturnSinceInception	11.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
TIAA-CREF Lifecycle Index 2015 Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee (on shares held less than 60 days)	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets		[22]
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%	[16]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.34%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[36],[40]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.18%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	18
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	93
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	175
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	415
1 Year	rr_AverageAnnualReturnYear01	11.31%
Since Inception	rr_AverageAnnualReturnSinceInception	11.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
TIAA-CREF Lifecycle Index 2015 Fund | Russell 3000�� Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.93%
Since Inception	rr_AverageAnnualReturnSinceInception	18.61%	[20]
TIAA-CREF Lifecycle Index 2015 Fund | Lifecycle 2015 Fund Composite Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.65%	[41]
Since Inception	rr_AverageAnnualReturnSinceInception	11.89%	[20],[41]
TIAA-CREF Lifecycle Index 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Lifecycle Index 2020 Fund seeks high total return over time through a combination of capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-09-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended September 30, 2010, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio. During the eight-month fiscal period ended May 31, 2011, the Fund’s portfolio turnover rate was 11% (not annualized) of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the TIAA-CREF Funds and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire within a few years of 2020. The Fund has a policy of investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in Underlying Funds that are managed to seek investment returns that track particular market indices.

The Fund expects to allocate approximately 64.40% of its assets to equity Underlying Funds and 35.60% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to 10% from the targets. The target allocations along the investment glidepath, illustrated in the chart below, will gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in The Fund’s target retirement year of 2020 and reaching the Fund’s final target allocation of approximately 40% equity/60% fixed-income at some point from 2027 to 2030. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2012, which will change over time, are approximately as follows: U.S. Equity: 47.10%; International Equity: 15.70%; Fixed-Income: 34.40%; and Inflation-Protected Assets: 2.80%.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Equity Index Fund (U.S. Equity); International Equity Index Fund and Emerging Markets Equity Index Fund (International Equity); Bond Index Fund (Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2011, are listed in the chart below. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	64.57%	U.S. Equity	48.36%	· Equity Index Fund	48.36%
		International Equity	16.21%	· International Equity Index Fund	12.04%
				· Emerging Markets Equity Index Fund	4.17%
FIXED-INCOME	35.43%	Fixed-Income	33.08%	· Bond Index Fund	33.08%
		Inflation-Protected Assets	2.35%	· Inflation-Linked Bond Fund	2.35%
Total	100.00%		100.00%		100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

TIAA-CREF Lifecycle Index Funds

Years to Target Date	U.S. Equity	International Equity	Fixed-Income	Inflation- Protected Assets
45	67.50	22.50	10.00	-
40	67.50	22.50	10.00	-
35	67.50	22.50	10.00	-
30	67.50	22.50	10.00	-
25	67.50	22.50	10.00	-
20	61.50	20.50	18.00	-
15	55.50	18.50	26.00	-
10	49.50	16.50	32.00	2.00
5	43.50	14.50	38.00	4.00
0	37.50	12.50	44.00	6.00
-5	33.75	11.25	47.00	8.00
-10	30.00	10.00	50.00	10.00
-15	30.00	10.00	50.00	10.00
-20	30.00	10.00	50.00	10.00
-25	30.00	10.00	50.00	10.00
-30	30.00	10.00	50.00	10.00

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Index Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Index Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Index Retirement Income Fund is contained in the prospectus for that fund.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Underlying Funds, typically is subject to the following principal investment risks:

· Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

· Index Risk—The risk that an Underlying Fund’s performance will not correspond to its benchmark index for any period of time and may underperform such index or the overall stock market. Additionally, to the extent that an Underlying Fund’s investments vary from the composition of its benchmark index, an Underlying Fund’s performance could potentially vary from the index’s performance to a greater extent than if an Underlying Fund merely attempted to replicate the index.

· Equity Investments Risk—A significant portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity investments. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity investments. Equity investments generally have greater price volatility than fixed income instruments.

· Market Risk—The risk that market prices of investments held by an Underlying Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions. Market risk may affect a single issuer, industry or sector of the economy, or it may affect the market as a whole.

· Issuer Risk (often called Financial Risk)—The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of its financial instruments over short or extended periods of time.

· Large-Cap Risk—The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

· Mid-Cap Risk—The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume and less liquidity than the stocks of larger, more established companies.

· Small-Cap Risk—The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

· Foreign Investment Risk—Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from financial instruments of U.S. issuers. This risk may be heightened in emerging or developing markets. Foreign investments may also be less liquid and more difficult to value than investments in U.S. issuers.

· Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their financial markets may be very small, share prices of financial instruments in emerging market countries may be volatile and difficult to determine. Financial instruments of issuers in these countries may be less liquid than those of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

· Fixed-Income Investments Risk—A significant portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed-income investments. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed-income investments.

· Income Volatility Risk—The risk that the level of current income from a portfolio of fixed-income investments declines in certain interest rate environments.

· Credit Risk (a type of Issuer Risk)—The risk that the issuer of bonds may not be able or willing to meet interest or principal payments when the bonds become due.

· Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—The risk that volatile or dramatic reductions in trading activity make it difficult for an Underlying Fund to properly value its investments and that an Underlying Fund may not be able to purchase or sell an investment at an attractive price, if at all.

· Call Risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in an Underlying Fund’s income.

· Interest Rate Risk (a type of Market Risk)—The risk that increases in interest rates can cause the prices of fixed-income investments to decline. This risk is heightened to the extent the Fund invests in longer duration fixed-income investments.

· Prepayment Risk—The risk that during periods of falling interest rates, borrowers may pay off their mortgage loans sooner than expected, forcing an Underlying Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

· Extension Risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

· Special Risks for Inflation-Indexed Bonds—The risk that interest payments on, or market values of, inflation-indexed investments decline because of a decline in inflation (or deflation) or changes in investors’ and/or the market’s inflation expectations. In addition, inflation indices may not reflect the true rate of inflation.

· Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Underlying Fund Risk—The ability of the Fund to achieve its investment objective will depend upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

Risk Closing [Text Block]	rr_RiskClosingTextBlock

There can be no assurances that the Fund or an Underlying Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money over short or long periods by investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Retirement Class. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of a broad-based securities market index and a composite index based on the Fund’s target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by the Fund’s investment adviser to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance table following the bar chart shows the Fund's average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of a broad-based securities market index and a composite index based on the Fund's target allocations.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tiaa-cref.org
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Lifecycle Index 2020 Fund
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2011, was 4.95%.

Best quarter: 9.39%, for the quarter ended September 30, 2010. Worst quarter: -6.95%, for the quarter ended June 30, 2010.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.95%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.95%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The returns for the indices reflect no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
TIAA-CREF Lifecycle Index 2020 Fund | Retirement Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee (on shares held less than 60 days)	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.05%	[22]
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%	[16]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.64%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[36],[42]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.44%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	45
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	185
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	337
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	779
Annual Return 2010	rr_AnnualReturn2010	11.69%
1 Year	rr_AverageAnnualReturnYear01	11.69%
Since Inception	rr_AverageAnnualReturnSinceInception	12.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
TIAA-CREF Lifecycle Index 2020 Fund | Retirement Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.35%
Since Inception	rr_AverageAnnualReturnSinceInception	11.68%
TIAA-CREF Lifecycle Index 2020 Fund | Retirement Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
Since Inception	rr_AverageAnnualReturnSinceInception	10.14%
TIAA-CREF Lifecycle Index 2020 Fund | Premier Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee (on shares held less than 60 days)	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%	[22]
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%	[16]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.48%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[36],[42]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.34%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	35
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	140
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	255
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	590
1 Year	rr_AverageAnnualReturnYear01	11.74%
Since Inception	rr_AverageAnnualReturnSinceInception	12.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
TIAA-CREF Lifecycle Index 2020 Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee (on shares held less than 60 days)	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets		[22]
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%	[16]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.33%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[36],[42]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.19%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	19
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	92
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	171
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	404
1 Year	rr_AverageAnnualReturnYear01	11.97%
Since Inception	rr_AverageAnnualReturnSinceInception	12.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
TIAA-CREF Lifecycle Index 2020 Fund | Russell 3000�� Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.93%
Since Inception	rr_AverageAnnualReturnSinceInception	18.61%	[20]
TIAA-CREF Lifecycle Index 2020 Fund | Lifecycle 2020 Fund Composite Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.27%	[43]
Since Inception	rr_AverageAnnualReturnSinceInception	12.68%	[20],[43]
TIAA-CREF Lifecycle Index 2025 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Lifecycle Index 2025 Fund seeks high total return over time through a combination of capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-09-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended September 30, 2010, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio. During the eight-month fiscal period ended May 31, 2011, the Fund’s portfolio turnover rate was 9% (not annualized) of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the TIAA-CREF Funds and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire within a few years of 2025. The Fund has a policy of investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in Underlying Funds that are managed to seek investment returns that track particular market indices.

The Fund expects to allocate approximately 72.40% of its assets to equity Underlying Funds and 27.60% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to 10% from the targets. The target allocations along the investment glidepath, illustrated in the chart below, will gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in The Fund’s target retirement year of 2025 and reaching the Fund’s final target allocation of approximately 40% equity/60% fixed-income at some point from 2032 to 2035. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income, and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2012, which will change over time, are approximately as follows: U.S. Equity: 53.10%; International Equity: 17.70%; Fixed-Income: 28.40%; and Inflation-Protected Assets: 0.80%.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Equity Index Fund (U.S. Equity); International Equity Index Fund and Emerging Markets Equity Index Fund (International Equity); Bond Index Fund (Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2011, are listed in the chart below. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	72.46%	U.S. Equity	54.28%	· Equity Index Fund	54.28%
		International Equity	18.18%	· International Equity Index Fund	13.50%
				· Emerging Markets Equity Index Fund	4.68%
FIXED-INCOME	27.54%	Fixed-Income	27.18%	· Bond Index Fund	27.18%
		Inflation-Protected Assets	0.36%	· Inflation-Linked Bond Fund	0.36%
Total	100.00%		100.00%		100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

TIAA-CREF Lifecycle Index Funds

Years to Target Date	U.S. Equity	International Equity	Fixed-Income	Inflation- Protected Assets
45	67.50	22.50	10.00	-
40	67.50	22.50	10.00	-
35	67.50	22.50	10.00	-
30	67.50	22.50	10.00	-
25	67.50	22.50	10.00	-
20	61.50	20.50	18.00	-
15	55.50	18.50	26.00	-
10	49.50	16.50	32.00	2.00
5	43.50	14.50	38.00	4.00
0	37.50	12.50	44.00	6.00
-5	33.75	11.25	47.00	8.00
-10	30.00	10.00	50.00	10.00
-15	30.00	10.00	50.00	10.00
-20	30.00	10.00	50.00	10.00
-25	30.00	10.00	50.00	10.00
-30	30.00	10.00	50.00	10.00

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Index Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Index Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Index Retirement Income Fund is contained in the prospectus for that fund.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Underlying Funds, typically is subject to the following principal investment risks:

· Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

· Index Risk—The risk that an Underlying Fund’s performance will not correspond to its benchmark index for any period of time and may underperform such index or the overall stock market. Additionally, to the extent that an Underlying Fund’s investments vary from the composition of its benchmark index, an Underlying Fund’s performance could potentially vary from the index’s performance to a greater extent than if an Underlying Fund merely attempted to replicate the index.

· Equity Investments Risk—A significant portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity investments. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity investments. Equity investments generally have greater price volatility than fixed income instruments.

· Market Risk—The risk that market prices of investments held by an Underlying Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions. Market risk may affect a single issuer, industry or sector of the economy, or it may affect the market as a whole.

· Issuer Risk (often called Financial Risk)—The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of its financial instruments over short or extended periods of time.

· Large-Cap Risk—The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

· Mid-Cap Risk—The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume and less liquidity than the stocks of larger, more established companies.

· Small-Cap Risk—The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

· Foreign Investment Risk—Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from financial instruments of U.S. issuers. This risk may be heightened in emerging or developing markets. Foreign investments may also be less liquid and more difficult to value than investments in U.S. issuers.

· Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their financial markets may be very small, share prices of financial instruments in emerging market countries may be volatile and difficult to determine. Financial instruments of issuers in these countries may be less liquid than those of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

· Fixed-Income Investments Risk—A significant portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed-income investments. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed-income investments.

· Income Volatility Risk—The risk that the level of current income from a portfolio of fixed-income investments declines in certain interest rate environments.

· Credit Risk (a type of Issuer Risk)—The risk that the issuer of bonds may not be able or willing to meet interest or principal payments when the bonds become due.

· Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—The risk that volatile or dramatic reductions in trading activity make it difficult for an Underlying Fund to properly value its investments and that an Underlying Fund may not be able to purchase or sell an investment at an attractive price, if at all.

· Call Risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in an Underlying Fund’s income.

· Interest Rate Risk (a type of Market Risk)—The risk that increases in interest rates can cause the prices of fixed-income investments to decline. This risk is heightened to the extent the Fund invests in longer duration fixed-income investments.

· Prepayment Risk—The risk that during periods of falling interest rates, borrowers may pay off their mortgage loans sooner than expected, forcing an Underlying Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

· Extension Risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

· Special Risks for Inflation-Indexed Bonds—The risk that interest payments on, or market values of, inflation-indexed investments decline because of a decline in inflation (or deflation) or changes in investors’ and/or the market’s inflation expectations. In addition, inflation indices may not reflect the true rate of inflation.

· Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Underlying Fund Risk—The ability of the Fund to achieve its investment objective will depend upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

Risk Closing [Text Block]	rr_RiskClosingTextBlock

There can be no assurances that the Fund or an Underlying Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money over short or long periods by investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Retirement Class. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of a broad-based securities market index and a composite index based on the Fund’s target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by the Fund’s investment adviser to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance table following the bar chart shows the Fund's average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of a broad-based securities market index and a composite index based on the Fund's target allocations.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tiaa-cref.org
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Lifecycle Index 2025 Fund
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2011, was 5.18%.

Best quarter: 10.18%, for the quarter ended September 30, 2010. Worst quarter: -8.22%, for the quarter ended June 30, 2010.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.18%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.18%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.22%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The returns for the indices reflect no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
TIAA-CREF Lifecycle Index 2025 Fund | Retirement Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee (on shares held less than 60 days)	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.05%	[22]
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%	[16]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.66%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[36],[42]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.43%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	44
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	188
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	345
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	801
Annual Return 2010	rr_AnnualReturn2010	12.31%
1 Year	rr_AverageAnnualReturnYear01	12.31%
Since Inception	rr_AverageAnnualReturnSinceInception	12.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
TIAA-CREF Lifecycle Index 2025 Fund | Retirement Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.98%
Since Inception	rr_AverageAnnualReturnSinceInception	12.49%
TIAA-CREF Lifecycle Index 2025 Fund | Retirement Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.28%
Since Inception	rr_AverageAnnualReturnSinceInception	10.85%
TIAA-CREF Lifecycle Index 2025 Fund | Premier Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee (on shares held less than 60 days)	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%	[22]
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%	[16]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.48%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[36],[42]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.33%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	34
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	139
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	254
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	589
1 Year	rr_AverageAnnualReturnYear01	12.46%
Since Inception	rr_AverageAnnualReturnSinceInception	12.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
TIAA-CREF Lifecycle Index 2025 Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee (on shares held less than 60 days)	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets		[22]
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%	[16]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.32%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[36],[42]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.18%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	18
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	89
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	166
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	392
1 Year	rr_AverageAnnualReturnYear01	12.59%
Since Inception	rr_AverageAnnualReturnSinceInception	13.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
TIAA-CREF Lifecycle Index 2025 Fund | Russell 3000�� Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.93%
Since Inception	rr_AverageAnnualReturnSinceInception	18.61%	[20]
TIAA-CREF Lifecycle Index 2025 Fund | Lifecycle 2025 Fund Composite Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.86%	[44]
Since Inception	rr_AverageAnnualReturnSinceInception	13.46%	[20],[44]
TIAA-CREF Lifecycle Index 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Lifecycle Index 2030 Fund seeks high total return over time through a combination of capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2010-09-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended September 30, 2010, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio. During the eight-month fiscal period ended May 31, 2011, the Fund’s portfolio turnover rate was 9% (not annualized) of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the TIAA-CREF Funds and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire within a few years of 2030. The Fund has a policy of investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in Underlying Funds that are managed to seek investment returns that track particular market indices.

The Fund expects to allocate approximately 80.40% of its assets to equity Underlying Funds and 19.60% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to 10% from the targets. The target allocations along the investment glidepath, illustrated in the chart below, will gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in The Fund’s target retirement year of 2030 and reaching the Fund’s final target allocation of approximately 40% equity/60% fixed-income at some point from 2037 to 2040. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income, and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2012, which will change over time, are approximately as follows: U.S. Equity: 59.10%; International Equity: 19.70%; Fixed-Income: 21.20%; and Inflation-Protected Assets: 0.00%.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Equity Index Fund (U.S. Equity); International Equity Index Fund and Emerging Markets Equity Index Fund (International Equity); Bond Index Fund (Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2011, are listed in the chart below. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	80.57%	U.S. Equity	60.34%	· Equity Index Fund	60.34%
		International Equity	20.23%	· International Equity Index Fund	15.02%
				· Emerging Markets Equity Index Fund	5.21%
FIXED-INCOME	19.43%	Fixed-Income	19.43%	· Bond Index Fund	19.43%
Total	100.00%		100.00%		100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

TIAA-CREF Lifecycle Index Funds

Years to Target Date	U.S. Equity	International Equity	Fixed-Income	Inflation- Protected Assets
45	67.50	22.50	10.00	-
40	67.50	22.50	10.00	-
35	67.50	22.50	10.00	-
30	67.50	22.50	10.00	-
25	67.50	22.50	10.00	-
20	61.50	20.50	18.00	-
15	55.50	18.50	26.00	-
10	49.50	16.50	32.00	2.00
5	43.50	14.50	38.00	4.00
0	37.50	12.50	44.00	6.00
-5	33.75	11.25	47.00	8.00
-10	30.00	10.00	50.00	10.00
-15	30.00	10.00	50.00	10.00
-20	30.00	10.00	50.00	10.00
-25	30.00	10.00	50.00	10.00
-30	30.00	10.00	50.00	10.00

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Index Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Index Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Index Retirement Income Fund is contained in the prospectus for that fund.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Underlying Funds, typically is subject to the following principal investment risks:

· Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

· Index Risk—The risk that an Underlying Fund’s performance will not correspond to its benchmark index for any period of time and may underperform such index or the overall stock market. Additionally, to the extent that an Underlying Fund’s investments vary from the composition of its benchmark index, an Underlying Fund’s performance could potentially vary from the index’s performance to a greater extent than if an Underlying Fund merely attempted to replicate the index.

· Equity Investments Risk—A significant portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity investments. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity investments. Equity investments generally have greater price volatility than fixed income instruments.

· Market Risk—The risk that market prices of investments held by an Underlying Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions. Market risk may affect a single issuer, industry or sector of the economy, or it may affect the market as a whole.

· Issuer Risk (often called Financial Risk)—The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of its financial instruments over short or extended periods of time.

· Large-Cap Risk—The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

· Mid-Cap Risk—The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume and less liquidity than the stocks of larger, more established companies.

· Small-Cap Risk—The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

· Foreign Investment Risk—Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from financial instruments of U.S. issuers. This risk may be heightened in emerging or developing markets. Foreign investments may also be less liquid and more difficult to value than investments in U.S. issuers.

· Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their financial markets may be very small, share prices of financial instruments in emerging market countries may be volatile and difficult to determine. Financial instruments of issuers in these countries may be less liquid than those of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

· Fixed-Income Investments Risk—A significant portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed-income investments. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed-income investments.

· Income Volatility Risk—The risk that the level of current income from a portfolio of fixed-income investments declines in certain interest rate environments.

· Credit Risk (a type of Issuer Risk)—The risk that the issuer of bonds may not be able or willing to meet interest or principal payments when the bonds become due.

· Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—The risk that volatile or dramatic reductions in trading activity make it difficult for an Underlying Fund to properly value its investments and that an Underlying Fund may not be able to purchase or sell an investment at an attractive price, if at all.

· Call Risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in an Underlying Fund’s income.

· Interest Rate Risk (a type of Market Risk)—The risk that increases in interest rates can cause the prices of fixed-income investments to decline. This risk is heightened to the extent the Fund invests in longer duration fixed-income investments.

· Prepayment Risk—The risk that during periods of falling interest rates, borrowers may pay off their mortgage loans sooner than expected, forcing an Underlying Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

· Extension Risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

· Special Risks for Inflation-Indexed Bonds—The risk that interest payments on, or market values of, inflation-indexed investments decline because of a decline in inflation (or deflation) or changes in investors’ and/or the market’s inflation expectations. In addition, inflation indices may not reflect the true rate of inflation.

· Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Underlying Fund Risk—The ability of the Fund to achieve its investment objective will depend upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

Risk Closing [Text Block]	rr_RiskClosingTextBlock

There can be no assurances that the Fund or an Underlying Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money over short or long periods by investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Retirement Class. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of a broad-based securities market index and a composite index based on the Fund’s target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by the Fund’s investment adviser to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance table following the bar chart shows the Fund's average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of a broad-based securities market index and a composite index based on the Fund's target allocations.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tiaa-cref.org
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Lifecycle Index 2030 Fund
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2011, was 5.39%.

Best quarter: 11.08%, for the quarter ended September 30, 2010. Worst quarter: -9.55%, for the quarter ended June 30, 2010.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.39%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.08%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.55%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The returns for the indices reflect no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
TIAA-CREF Lifecycle Index 2030 Fund | Retirement Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee (on shares held less than 60 days)	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.05%	[22]
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%	[16]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.63%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.44%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	45
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	183
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	332
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	768
1 Year	rr_AverageAnnualReturnYear01	12.91%
Since Inception	rr_AverageAnnualReturnSinceInception	13.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
TIAA-CREF Lifecycle Index 2030 Fund | Retirement Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.59%
Since Inception	rr_AverageAnnualReturnSinceInception	13.35%
TIAA-CREF Lifecycle Index 2030 Fund | Retirement Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.70%
Since Inception	rr_AverageAnnualReturnSinceInception	11.59%
TIAA-CREF Lifecycle Index 2030 Fund | Premier Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee (on shares held less than 60 days)	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%	[22]
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%	[16]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.46%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.34%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	35
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	136
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	246
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	568
1 Year	rr_AverageAnnualReturnYear01	12.94%
Since Inception	rr_AverageAnnualReturnSinceInception	13.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
TIAA-CREF Lifecycle Index 2030 Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee (on shares held less than 60 days)	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets		[22]
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%	[16]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.31%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.19%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	19
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	88
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	162
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	381
Annual Return 2010	rr_AnnualReturn2010	12.91%
1 Year	rr_AverageAnnualReturnYear01	13.18%
Since Inception	rr_AverageAnnualReturnSinceInception	13.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
TIAA-CREF Lifecycle Index 2030 Fund | Russell 3000�� Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.93%
Since Inception	rr_AverageAnnualReturnSinceInception	18.61%	[20]
TIAA-CREF Lifecycle Index 2030 Fund | Lifecycle 2030 Fund Composite Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.41%	[45]
Since Inception	rr_AverageAnnualReturnSinceInception	14.24%	[20],[45]
TIAA-CREF Lifecycle Index 2035 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Lifecycle Index 2035 Fund seeks high total return over time through a combination of capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-09-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended September 30, 2010, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio. During the eight-month fiscal period ended May 31, 2011, the Fund’s portfolio turnover rate was 10% (not annualized) of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the TIAA-CREF Funds and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire within a few years of 2035. The Fund has a policy of investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in Underlying Funds that are managed to seek investment returns that track particular market indices.

The Fund expects to allocate approximately 88.40% of its assets to equity Underlying Funds and 11.60% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to 10% from the targets. The target allocations along the investment glidepath, illustrated in the chart below, will gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in The Fund’s target retirement year of 2035 and reaching the Fund’s final target allocation of approximately 40% equity/60% fixed-income at some point from 2042 to 2045. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income, and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2012, which will change over time, are approximately as follows: U.S. Equity: 65.10%; International Equity: 21.70%; Fixed-Income: 13.20%; and Inflation-Protected Assets: 0.00%.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Equity Index Fund (U.S. Equity); International Equity Index Fund and Emerging Markets Equity Index Fund (International Equity); Bond Index Fund (Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2011, are listed in the chart below. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	88.54%	U.S. Equity	66.30%	· Equity Index Fund	66.30%
		International Equity	22.24%	· International Equity Index Fund	16.51%
				· Emerging Marketss Equity Index Fund	5.73%
FIXED-INCOME	11.46%	Fixed-Income	11.46%	· Bond Index Fund	11.46%
Total	100.00%		100.00%		100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

TIAA-CREF Lifecycle Index Funds

Years to Target Date	U.S. Equity	International Equity	Fixed-Income	Inflation- Protected Assets
45	67.50	22.50	10.00	-
40	67.50	22.50	10.00	-
35	67.50	22.50	10.00	-
30	67.50	22.50	10.00	-
25	67.50	22.50	10.00	-
20	61.50	20.50	18.00	-
15	55.50	18.50	26.00	-
10	49.50	16.50	32.00	2.00
5	43.50	14.50	38.00	4.00
0	37.50	12.50	44.00	6.00
-5	33.75	11.25	47.00	8.00
-10	30.00	10.00	50.00	10.00
-15	30.00	10.00	50.00	10.00
-20	30.00	10.00	50.00	10.00
-25	30.00	10.00	50.00	10.00
-30	30.00	10.00	50.00	10.00

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Index Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Index Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Index Retirement Income Fund is contained in the prospectus for that fund.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Underlying Funds, typically is subject to the following principal investment risks:

· Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

· Index Risk—The risk that an Underlying Fund’s performance will not correspond to its benchmark index for any period of time and may underperform such index or the overall stock market. Additionally, to the extent that an Underlying Fund’s investments vary from the composition of its benchmark index, an Underlying Fund’s performance could potentially vary from the index’s performance to a greater extent than if an Underlying Fund merely attempted to replicate the index.

· Equity Investments Risk—A significant portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity investments. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity investments. Equity investments generally have greater price volatility than fixed income instruments.

· Market Risk—The risk that market prices of investments held by an Underlying Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions. Market risk may affect a single issuer, industry or sector of the economy, or it may affect the market as a whole.

· Issuer Risk (often called Financial Risk)—The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of its financial instruments over short or extended periods of time.

· Large-Cap Risk—The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

· Mid-Cap Risk—The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume and less liquidity than the stocks of larger, more established companies.

· Small-Cap Risk—The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

· Foreign Investment Risk—Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from financial instruments of U.S. issuers. This risk may be heightened in emerging or developing markets. Foreign investments may also be less liquid and more difficult to value than investments in U.S. issuers.

· Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their financial markets may be very small, share prices of financial instruments in emerging market countries may be volatile and difficult to determine. Financial instruments of issuers in these countries may be less liquid than those of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

· Fixed-Income Investments Risk—A significant portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed-income investments. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed-income investments.

· Income Volatility Risk—The risk that the level of current income from a portfolio of fixed-income investments declines in certain interest rate environments.

· Credit Risk (a type of Issuer Risk)—The risk that the issuer of bonds may not be able or willing to meet interest or principal payments when the bonds become due.

· Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—The risk that volatile or dramatic reductions in trading activity make it difficult for an Underlying Fund to properly value its investments and that an Underlying Fund may not be able to purchase or sell an investment at an attractive price, if at all.

· Call Risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in an Underlying Fund’s income.

· Interest Rate Risk (a type of Market Risk)—The risk that increases in interest rates can cause the prices of fixed-income investments to decline. This risk is heightened to the extent the Fund invests in longer duration fixed-income investments.

· Prepayment Risk—The risk that during periods of falling interest rates, borrowers may pay off their mortgage loans sooner than expected, forcing an Underlying Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

· Extension Risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

· Special Risks for Inflation-Indexed Bonds—The risk that interest payments on, or market values of, inflation-indexed investments decline because of a decline in inflation (or deflation) or changes in investors’ and/or the market’s inflation expectations. In addition, inflation indices may not reflect the true rate of inflation.

· Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Underlying Fund Risk—The ability of the Fund to achieve its investment objective will depend upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

Risk Closing [Text Block]	rr_RiskClosingTextBlock

There can be no assurances that the Fund or an Underlying Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money over short or long periods by investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Retirement Class. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of a broad-based securities market index and a composite index based on the Fund’s target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by the Fund’s investment adviser to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance table following the bar chart shows the Fund's average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of a broad-based securities market index and a composite index based on the Fund's target allocations.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tiaa-cref.org
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Lifecycle Index 2035 Fund
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2011, was 5.69%.

Best quarter: 11.89%, for the quarter ended September 30, 2010. Worst quarter: -10.71%, for the quarter ended June 30, 2010.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.69%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.89%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.71%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The returns for the indices reflect no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
TIAA-CREF Lifecycle Index 2035 Fund | Retirement Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee (on shares held less than 60 days)	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.05%	[22]
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%	[16]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.63%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.43%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	44
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	182
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	331
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	767
Annual Return 2010	rr_AnnualReturn2010	13.41%
1 Year	rr_AverageAnnualReturnYear01	13.41%
Since Inception	rr_AverageAnnualReturnSinceInception	14.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
TIAA-CREF Lifecycle Index 2035 Fund | Retirement Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.10%
Since Inception	rr_AverageAnnualReturnSinceInception	14.07%
TIAA-CREF Lifecycle Index 2035 Fund | Retirement Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.05%
Since Inception	rr_AverageAnnualReturnSinceInception	12.21%
TIAA-CREF Lifecycle Index 2035 Fund | Premier Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee (on shares held less than 60 days)	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%	[22]
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%	[16]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.46%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.33%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	34
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	134
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	245
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	567
1 Year	rr_AverageAnnualReturnYear01	13.44%
Since Inception	rr_AverageAnnualReturnSinceInception	14.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
TIAA-CREF Lifecycle Index 2035 Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee (on shares held less than 60 days)	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets		[22]
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%	[16]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.31%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.18%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	18
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	87
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	161
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	381
1 Year	rr_AverageAnnualReturnYear01	13.67%
Since Inception	rr_AverageAnnualReturnSinceInception	14.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
TIAA-CREF Lifecycle Index 2035 Fund | Russell 3000�� Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.93%
Since Inception	rr_AverageAnnualReturnSinceInception	18.61%	[20]
TIAA-CREF Lifecycle Index 2035 Fund | Lifecycle 2035 Fund Composite Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.98%	[46]
Since Inception	rr_AverageAnnualReturnSinceInception	14.99%	[20],[46]
TIAA-CREF Lifecycle Index 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Lifecycle Index 2040 Fund seeks high total return over time through a combination of capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-09-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended September 30, 2010, the Fund’s portfolio turnover rate was 11% of the average value of its portfolio. During the eight-month fiscal period ended May 31, 2011, the Fund’s portfolio turnover rate was 10% (not annualized) of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the TIAA-CREF Funds and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire within a few years of 2040. The Fund has a policy of investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in Underlying Funds that are managed to seek investment returns that track particular market indices.

The Fund expects to allocate approximately 90.00% of its assets to equity Underlying Funds and 10.00% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to 10% from the targets. The target allocations along the investment glidepath, illustrated in the chart below, will gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in The Fund’s target retirement year of 2040 and reaching the Fund’s final target allocation of approximately 40% equity/60% fixed-income at some point from 2047 to 2050. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income, and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2012, which will change over time, are approximately as follows: U.S. Equity: 67.50%; International Equity: 22.50%; Fixed-Income: 10.00%; and Inflation-Protected Assets: 0.00%.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Equity Index Fund (U.S. Equity); International Equity Index Fund and Emerging Markets Equity Index Fund (International Equity); Bond Index Fund (Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2011, are listed in the chart below. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	89.96%	U.S. Equity	67.37%	· Equity Index Fund	67.37%
		International Equity	22.59%	· International Equity Index Fund	16.78%
				· Emerging Markets Equity Index Fund	5.81%
FIXED-INCOME	10.04%	Fixed-Income	10.04%	· Bond Index Fund	10.04%
Total	100.00%		100.00%		100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

TIAA-CREF Lifecycle Index Funds

Years to Target Date	U.S. Equity	International Equity	Fixed-Income	Inflation- Protected Assets
45	67.50	22.50	10.00	-
40	67.50	22.50	10.00	-
35	67.50	22.50	10.00	-
30	67.50	22.50	10.00	-
25	67.50	22.50	10.00	-
20	61.50	20.50	18.00	-
15	55.50	18.50	26.00	-
10	49.50	16.50	32.00	2.00
5	43.50	14.50	38.00	4.00
0	37.50	12.50	44.00	6.00
-5	33.75	11.25	47.00	8.00
-10	30.00	10.00	50.00	10.00
-15	30.00	10.00	50.00	10.00
-20	30.00	10.00	50.00	10.00
-25	30.00	10.00	50.00	10.00
-30	30.00	10.00	50.00	10.00

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Index Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Index Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Index Retirement Income Fund is contained in the prospectus for that fund.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Underlying Funds, typically is subject to the following principal investment risks:

· Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

· Index Risk—The risk that an Underlying Fund’s performance will not correspond to its benchmark index for any period of time and may underperform such index or the overall stock market. Additionally, to the extent that an Underlying Fund’s investments vary from the composition of its benchmark index, an Underlying Fund’s performance could potentially vary from the index’s performance to a greater extent than if an Underlying Fund merely attempted to replicate the index.

· Equity Investments Risk—A significant portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity investments. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity investments. Equity investments generally have greater price volatility than fixed income instruments.

· Market Risk—The risk that market prices of investments held by an Underlying Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions. Market risk may affect a single issuer, industry or sector of the economy, or it may affect the market as a whole.

· Issuer Risk (often called Financial Risk)—The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of its financial instruments over short or extended periods of time.

· Large-Cap Risk—The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

· Mid-Cap Risk—The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume and less liquidity than the stocks of larger, more established companies.

· Small-Cap Risk—The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

· Foreign Investment Risk—Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from financial instruments of U.S. issuers. This risk may be heightened in emerging or developing markets. Foreign investments may also be less liquid and more difficult to value than investments in U.S. issuers.

· Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their financial markets may be very small, share prices of financial instruments in emerging market countries may be volatile and difficult to determine. Financial instruments of issuers in these countries may be less liquid than those of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

· Fixed-Income Investments Risk—A significant portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed-income investments. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed-income investments.

· Income Volatility Risk—The risk that the level of current income from a portfolio of fixed-income investments declines in certain interest rate environments.

· Credit Risk (a type of Issuer Risk)—The risk that the issuer of bonds may not be able or willing to meet interest or principal payments when the bonds become due.

· Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—The risk that volatile or dramatic reductions in trading activity make it difficult for an Underlying Fund to properly value its investments and that an Underlying Fund may not be able to purchase or sell an investment at an attractive price, if at all.

· Call Risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in an Underlying Fund’s income.

· Interest Rate Risk (a type of Market Risk)—The risk that increases in interest rates can cause the prices of fixed-income investments to decline. This risk is heightened to the extent the Fund invests in longer duration fixed-income investments.

· Prepayment Risk—The risk that during periods of falling interest rates, borrowers may pay off their mortgage loans sooner than expected, forcing an Underlying Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

· Extension Risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

· Special Risks for Inflation-Indexed Bonds—The risk that interest payments on, or market values of, inflation-indexed investments decline because of a decline in inflation (or deflation) or changes in investors’ and/or the market’s inflation expectations. In addition, inflation indices may not reflect the true rate of inflation.

· Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Underlying Fund Risk—The ability of the Fund to achieve its investment objective will depend upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

Risk Closing [Text Block]	rr_RiskClosingTextBlock

There can be no assurances that the Fund or an Underlying Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money over short or long periods by investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Retirement Class. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of a broad-based securities market index and a composite index based on the Fund’s target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by the Fund’s investment adviser to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance table following the bar chart shows the Fund's average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of a broad-based securities market index and a composite index based on the Fund's target allocations.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tiaa-cref.org
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Lifecycle Index 2040 Fund
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2011, was 5.68%.

Best quarter: 11.87%, for the quarter ended September 30, 2010. Worst quarter: -10.69%, for the quarter ended June 30, 2010.

Year to Date Return, Label	rr_YearToDateReturnLabel	ar-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.68%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.69%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The returns for the indices reflect no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a),401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a),401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
TIAA-CREF Lifecycle Index 2040 Fund | Retirement Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee (on shares held less than 60 days)	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.05%	[22]
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%	[16]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.62%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.43%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	44
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	179
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	327
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	756
Annual Return 2010	rr_AnnualReturn2010	13.50%
1 Year	rr_AverageAnnualReturnYear01	13.50%
Since Inception	rr_AverageAnnualReturnSinceInception	14.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
TIAA-CREF Lifecycle Index 2040 Fund | Retirement Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.18%
Since Inception	rr_AverageAnnualReturnSinceInception	14.15%
TIAA-CREF Lifecycle Index 2040 Fund | Retirement Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.11%
Since Inception	rr_AverageAnnualReturnSinceInception	12.26%
TIAA-CREF Lifecycle Index 2040 Fund | Premier Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee (on shares held less than 60 days)	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%	[22]
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%	[16]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.45%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.33%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	34
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	132
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	240
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	555
1 Year	rr_AverageAnnualReturnYear01	13.53%
Since Inception	rr_AverageAnnualReturnSinceInception	14.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
TIAA-CREF Lifecycle Index 2040 Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee (on shares held less than 60 days)	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets		[22]
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%	[16]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.29%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.18%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	18
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	82
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	152
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	357
1 Year	rr_AverageAnnualReturnYear01	13.76%
Since Inception	rr_AverageAnnualReturnSinceInception	14.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
TIAA-CREF Lifecycle Index 2040 Fund | Russell 3000�� Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.93%
Since Inception	rr_AverageAnnualReturnSinceInception	18.61%	[20]
TIAA-CREF Lifecycle Index 2040 Fund | Lifecycle 2040 Fund Composite Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.07%	[47]
Since Inception	rr_AverageAnnualReturnSinceInception	15.06%	[20],[47]
TIAA-CREF Lifecycle Index 2045 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Lifecycle Index 2045 Fund seeks high total return over time through a combination of capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-09-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended September 30, 2010, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio. During the eight-month fiscal period ended May 31, 2011, the Fund’s portfolio turnover rate was 11% (not annualized) of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the TIAA-CREF Funds and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire within a few years of 2045. The Fund has a policy of investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in Underlying Funds that are managed to seek investment returns that track particular market indices.

The Fund expects to allocate approximately 90.00% of its assets to equity Underlying Funds and 10.00% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to 10% from the targets. The target allocations along the investment glidepath, illustrated in the chart below, will gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in The Fund’s target retirement year of 2045 and reaching the Fund’s final target allocation of approximately 40% equity/60% fixed-income at some point from 2052 to 2055. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income, and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2012, which will change over time, are approximately as follows: U.S. Equity: 67.50%; International Equity: 22.50%; Fixed-Income: 10.00%; and Inflation-Protected Assets: 0.00%.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Equity Index Fund (U.S. Equity); International Equity Index Fund and Emerging Markets Equity Index Fund (International Equity); Bond Index Fund (Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2011, are listed in the chart below. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	90.00%	U.S. Equity	67.39%	· Equity Index Fund	67.39%
		International Equity	22.61%	· International Equity Index Fund	16.79%
				· Emerging Market Equity Index Fund	5.82%
FIXED-INCOME	10.00%	Fixed-Income	10.00%	· Bond Index Fund	10.00%
Total	100.00%		100.00%		100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

TIAA-CREF Lifecycle Index Funds

Years to Target Date	U.S. Equity	International Equity	Fixed-Income	Inflation- Protected Assets
45	67.50	22.50	10.00	-
40	67.50	22.50	10.00	-
35	67.50	22.50	10.00	-
30	67.50	22.50	10.00	-
25	67.50	22.50	10.00	-
20	61.50	20.50	18.00	-
15	55.50	18.50	26.00	-
10	49.50	16.50	32.00	2.00
5	43.50	14.50	38.00	4.00
0	37.50	12.50	44.00	6.00
-5	33.75	11.25	47.00	8.00
-10	30.00	10.00	50.00	10.00
-15	30.00	10.00	50.00	10.00
-20	30.00	10.00	50.00	10.00
-25	30.00	10.00	50.00	10.00
-30	30.00	10.00	50.00	10.00

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Index Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Index Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Index Retirement Income Fund is contained in the prospectus for that fund.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Underlying Funds, typically is subject to the following principal investment risks:

· Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

· Index Risk—The risk that an Underlying Fund’s performance will not correspond to its benchmark index for any period of time and may underperform such index or the overall stock market. Additionally, to the extent that an Underlying Fund’s investments vary from the composition of its benchmark index, an Underlying Fund’s performance could potentially vary from the index’s performance to a greater extent than if an Underlying Fund merely attempted to replicate the index.

· Equity Investments Risk—A significant portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity investments. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity investments. Equity investments generally have greater price volatility than fixed income instruments.

· Market Risk—The risk that market prices of investments held by an Underlying Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions. Market risk may affect a single issuer, industry or sector of the economy, or it may affect the market as a whole.

· Issuer Risk (often called Financial Risk)—The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of its financial instruments over short or extended periods of time.

· Large-Cap Risk—The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

· Mid-Cap Risk—The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume and less liquidity than the stocks of larger, more established companies.

· Small-Cap Risk—The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

· Foreign Investment Risk—Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from financial instruments of U.S. issuers. This risk may be heightened in emerging or developing markets. Foreign investments may also be less liquid and more difficult to value than investments in U.S. issuers.

· Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their financial markets may be very small, share prices of financial instruments in emerging market countries may be volatile and difficult to determine. Financial instruments of issuers in these countries may be less liquid than those of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

· Fixed-Income Investments Risk—A significant portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed-income investments. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed-income investments.

· Income Volatility Risk—The risk that the level of current income from a portfolio of fixed-income investments declines in certain interest rate environments.

· Credit Risk (a type of Issuer Risk)—The risk that the issuer of bonds may not be able or willing to meet interest or principal payments when the bonds become due.

· Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—The risk that volatile or dramatic reductions in trading activity make it difficult for an Underlying Fund to properly value its investments and that an Underlying Fund may not be able to purchase or sell an investment at an attractive price, if at all.

· Call Risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in an Underlying Fund’s income.

· Interest Rate Risk (a type of Market Risk)—The risk that increases in interest rates can cause the prices of fixed-income investments to decline. This risk is heightened to the extent the Fund invests in longer duration fixed-income investments.

· Prepayment Risk—The risk that during periods of falling interest rates, borrowers may pay off their mortgage loans sooner than expected, forcing an Underlying Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

· Extension Risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

· Special Risks for Inflation-Indexed Bonds—The risk that interest payments on, or market values of, inflation-indexed investments decline because of a decline in inflation (or deflation) or changes in investors’ and/or the market’s inflation expectations. In addition, inflation indices may not reflect the true rate of inflation.

· Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Underlying Fund Risk—The ability of the Fund to achieve its investment objective will depend upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

Risk Closing [Text Block]	rr_RiskClosingTextBlock

There can be no assurances that the Fund or an Underlying Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money over short or long periods by investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Retirement Class. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of a broad-based securities market index and a composite index based on the Fund’s target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by the Fund’s investment adviser to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance table following the bar chart shows the Fund's average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of a broad-based securities market index and a composite index based on the Fund's target allocations.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tiaa-cref.org
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Lifecycle Index 2045 Fund
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2011, was 5.72%.

Best quarter: 11.95%, for the quarter ended September 30, 2010. Worst quarter: -10.68%, for the quarter ended June 30, 2010.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.72%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.68%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The returns for the indices reflect no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
TIAA-CREF Lifecycle Index 2045 Fund | Retirement Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee (on shares held less than 60 days)	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.05%	[22]
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%	[16]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.78%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.43%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	44
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	214
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	399
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	933
Annual Return 2010	rr_AnnualReturn2010	13.50%
1 Year	rr_AverageAnnualReturnYear01	13.50%
Since Inception	rr_AverageAnnualReturnSinceInception	14.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
TIAA-CREF Lifecycle Index 2045 Fund | Retirement Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.18%
Since Inception	rr_AverageAnnualReturnSinceInception	13.98%
TIAA-CREF Lifecycle Index 2045 Fund | Retirement Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.11%
Since Inception	rr_AverageAnnualReturnSinceInception	12.19%
TIAA-CREF Lifecycle Index 2045 Fund | Premier Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee (on shares held less than 60 days)	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%	[22]
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%	[16]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.59%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.33%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	34
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	163
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	303
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	713
1 Year	rr_AverageAnnualReturnYear01	13.64%
Since Inception	rr_AverageAnnualReturnSinceInception	14.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
TIAA-CREF Lifecycle Index 2045 Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee (on shares held less than 60 days)	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets		[22]
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%	[16]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.43%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.18%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	18
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	113
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	216
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	518
1 Year	rr_AverageAnnualReturnYear01	13.77%
Since Inception	rr_AverageAnnualReturnSinceInception	14.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
TIAA-CREF Lifecycle Index 2045 Fund | Russell 3000�� Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.93%
Since Inception	rr_AverageAnnualReturnSinceInception	18.61%	[20]
TIAA-CREF Lifecycle Index 2045 Fund | Lifecycle 2045 Fund Composite Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.07%	[48]
Since Inception	rr_AverageAnnualReturnSinceInception	15.06%	[20],[48]
TIAA-CREF Lifecycle Index 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Lifecycle Index 2050 Fund seeks high total return over time through a combination of capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-09-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended September 30, 2010, the Fund’s portfolio turnover rate was 11% of the average value of its portfolio. During the eight-month fiscal period ended May 31, 2011, the Fund’s portfolio turnover rate was 12% (not annualized) of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the TIAA-CREF Funds and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire within a few years of 2050. The Fund has a policy of investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in Underlying Funds that are managed to seek investment returns that track particular market indices.

The Fund expects to allocate approximately 90.00% of its assets to equity Underlying Funds and 10.00% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to 10% from the targets. The target allocations along the investment glidepath, illustrated in the chart below, will gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in The Fund’s target retirement year of 2050 and reaching the Fund’s final target allocation of approximately 40% equity/60% fixed-income at some point from 2057 to 2060. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income, and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2012, which will change over time, are approximately as follows: U.S. Equity: 67.50%; International Equity: 22.50%; Fixed-Income: 10.00%; and Inflation-Protected Assets: 0.00%.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Equity Index Fund (U.S. Equity); International Equity Index Fund and Emerging Markets Equity Index Fund (International Equity); Bond Index Fund (Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2011, are listed in the chart below. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	90.08%	U.S. Equity	67.46%	· Equity Index Fund	67.46%
		International Equity	22.62%	· International Equity Index Fund	16.80%
				· Emerging Markets Equity Index Fund	5.82%
FIXED-INCOME	9.92%	Fixed-Income	9.92%	· Bond Index Fund	9.92%
Total	100.00%		100.00%		100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

TIAA-CREF Lifecycle Index Funds

Years to Target Date	U.S. Equity	International Equity	Fixed-Income	Inflation- Protected Assets
45	67.50	22.50	10.00	-
40	67.50	22.50	10.00	-
35	67.50	22.50	10.00	-
30	67.50	22.50	10.00	-
25	67.50	22.50	10.00	-
20	61.50	20.50	18.00	-
15	55.50	18.50	26.00	-
10	49.50	16.50	32.00	2.00
5	43.50	14.50	38.00	4.00
0	37.50	12.50	44.00	6.00
-5	33.75	11.25	47.00	8.00
-10	30.00	10.00	50.00	10.00
-15	30.00	10.00	50.00	10.00
-20	30.00	10.00	50.00	10.00
-25	30.00	10.00	50.00	10.00
-30	30.00	10.00	50.00	10.00

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Index Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Index Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Index Retirement Income Fund is contained in the prospectus for that fund.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Underlying Funds, typically is subject to the following principal investment risks:

· Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

· Index Risk—The risk that an Underlying Fund’s performance will not correspond to its benchmark index for any period of time and may underperform such index or the overall stock market. Additionally, to the extent that an Underlying Fund’s investments vary from the composition of its benchmark index, an Underlying Fund’s performance could potentially vary from the index’s performance to a greater extent than if an Underlying Fund merely attempted to replicate the index.

· Equity Investments Risk—A significant portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity investments. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity investments. Equity investments generally have greater price volatility than fixed income instruments.

· Market Risk—The risk that market prices of investments held by an Underlying Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions. Market risk may affect a single issuer, industry or sector of the economy, or it may affect the market as a whole.

· Issuer Risk (often called Financial Risk)—The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of its financial instruments over short or extended periods of time.

· Large-Cap Risk—The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

· Mid-Cap Risk—The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume and less liquidity than the stocks of larger, more established companies.

· Small-Cap Risk—The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

· Foreign Investment Risk—Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from financial instruments of U.S. issuers. This risk may be heightened in emerging or developing markets. Foreign investments may also be less liquid and more difficult to value than investments in U.S. issuers.

· Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their financial markets may be very small, share prices of financial instruments in emerging market countries may be volatile and difficult to determine. Financial instruments of issuers in these countries may be less liquid than those of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

· Fixed-Income Investments Risk—A significant portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed-income investments. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed-income investments.

· Income Volatility Risk—The risk that the level of current income from a portfolio of fixed-income investments declines in certain interest rate environments.

· Credit Risk (a type of Issuer Risk)—The risk that the issuer of bonds may not be able or willing to meet interest or principal payments when the bonds become due.

· Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—The risk that volatile or dramatic reductions in trading activity make it difficult for an Underlying Fund to properly value its investments and that an Underlying Fund may not be able to purchase or sell an investment at an attractive price, if at all.

· Call Risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in an Underlying Fund’s income.

· Interest Rate Risk (a type of Market Risk)—The risk that increases in interest rates can cause the prices of fixed-income investments to decline. This risk is heightened to the extent the Fund invests in longer duration fixed-income investments.

· Prepayment Risk—The risk that during periods of falling interest rates, borrowers may pay off their mortgage loans sooner than expected, forcing an Underlying Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

· Extension Risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

· Special Risks for Inflation-Indexed Bonds—The risk that interest payments on, or market values of, inflation-indexed investments decline because of a decline in inflation (or deflation) or changes in investors’ and/or the market’s inflation expectations. In addition, inflation indices may not reflect the true rate of inflation.

· Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Underlying Fund Risk—The ability of the Fund to achieve its investment objective will depend upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

Risk Closing [Text Block]	rr_RiskClosingTextBlock

There can be no assurances that the Fund or an Underlying Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money over short or long periods by investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Retirement Class. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of a broad-based securities market index and a composite index based on the Fund’s target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by the Fund’s investment adviser to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance table following the bar chart shows the Fund's average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of a broad-based securities market index and a composite index based on the Fund's target allocations.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	ww.tiaa-cref.org
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Lifecycle Index 2050 Fund
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2011, was 5.72%.

Best quarter: 11.85%, for the quarter ended September 30, 2010. Worst quarter: -10.59%, for the quarter ended June 30, 2010.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.72%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.85%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.59%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The returns for the indices reflect no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
TIAA-CREF Lifecycle Index 2050 Fund | Retirement Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee (on shares held less than 60 days)	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.05%	[22]
Other Expenses	rr_OtherExpensesOverAssets	0.65%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%	[16]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.88%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.45%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.43%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	44
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	236
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	444
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,043
Annual Return 2010	rr_AnnualReturn2010	13.51%
1 Year	rr_AverageAnnualReturnYear01	13.51%
Since Inception	rr_AverageAnnualReturnSinceInception	14.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
TIAA-CREF Lifecycle Index 2050 Fund | Retirement Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.19%
Since Inception	rr_AverageAnnualReturnSinceInception	14.06%
TIAA-CREF Lifecycle Index 2050 Fund | Retirement Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.12%
Since Inception	rr_AverageAnnualReturnSinceInception	12.26%
TIAA-CREF Lifecycle Index 2050 Fund | Premier Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee (on shares held less than 60 days)	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%	[22]
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%	[16]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.68%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.33%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	34
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	182
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	344
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	813
1 Year	rr_AverageAnnualReturnYear01	13.56%
Since Inception	rr_AverageAnnualReturnSinceInception	14.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
TIAA-CREF Lifecycle Index 2050 Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee (on shares held less than 60 days)	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets		[22]
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%	[16]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.51%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.18%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	18
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	130
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	252
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	609
1 Year	rr_AverageAnnualReturnYear01	13.79%
Since Inception	rr_AverageAnnualReturnSinceInception	14.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
TIAA-CREF Lifecycle Index 2050 Fund | Russell 3000�� Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.93%
Since Inception	rr_AverageAnnualReturnSinceInception	18.61%	[20]
TIAA-CREF Lifecycle Index 2050 Fund | Lifecycle 2050 Fund Composite Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.07%	[49]
Since Inception	rr_AverageAnnualReturnSinceInception	15.06%	[20],[49]
TIAA-CREF LIFECYCLE INDEX 2055 FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Lifecycle Index 2055 Fund seeks high total return over time through a combination of capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-09-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the one-month fiscal period ended May 31, 2011, the Fund’s portfolio turnover rate was 1% (not annualized) of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the TIAA-CREF Funds and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire within a few years of 2055.

The Fund expects to allocate approximately 90.00% of its assets to equity Underlying Funds and 10.00% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to 10% from the targets. The target allocations along the investment glidepath, illustrated in the chart below, will gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in The Fund’s target retirement year of 2055 and reaching the Fund’s final target allocation of approximately 40% equity/60% fixed-income at some point from 2062 to 2065. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2012, which will change over time, are approximately as follows: U.S. Equity: 67.50%; International Equity: 22.50%; Fixed-Income: 10.00%; and Inflation-Protected Assets: 0.00%.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Equity Index Fund (U.S. Equity); International Equity Index Fund and Emerging Markets Equity Index Fund (International Equity); Bond Index Fund (Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2011, are listed in the chart below. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	89.90%	U.S. Equity	67.35%	· Equity Index Fund	67.35%
		International Equity	22.55%	· International Equity Index Fund	16.76%
				· Emerging Markets Equity Index Fund	5.79%
FIXED-INCOME	10.10%	Fixed-Income	10.10%	· Bond Index Fund	10.10%
Total	100.00%		100.00%		100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

TIAA-CREF Lifecycle Index Funds

Years to Target Date	U.S. Equity	International Equity	Fixed-Income	Inflation- Protected Assets
45	67.50	22.50	10.00	-
40	67.50	22.50	10.00	-
35	67.50	22.50	10.00	-
30	67.50	22.50	10.00	-
25	67.50	22.50	10.00	-
20	61.50	20.50	18.00	-
15	55.50	18.50	26.00	-
10	49.50	16.50	32.00	2.00
5	43.50	14.50	38.00	4.00
0	37.50	12.50	44.00	6.00
-5	33.75	11.25	47.00	8.00
-10	30.00	10.00	50.00	10.00
-15	30.00	10.00	50.00	10.00
-20	30.00	10.00	50.00	10.00
-25	30.00	10.00	50.00	10.00
-30	30.00	10.00	50.00	10.00

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Index Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Index Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Index Retirement Income Fund is contained in the prospectus for that fund.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Underlying Funds, typically is subject to the following principal investment risks:

· Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

· Index Risk—The risk that an Underlying Fund’s performance will not correspond to its benchmark index for any period of time and may underperform such index or the overall stock market. Additionally, to the extent that an Underlying Fund’s investments vary from the composition of its benchmark index, an Underlying Fund’s performance could potentially vary from the index’s performance to a greater extent than if an Underlying Fund merely attempted to replicate the index.

· Equity Investments Risk—A significant portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity investments. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity investments. Equity investments generally have greater price volatility than fixed income instruments.

· Market Risk—The risk that market prices of investments held by an Underlying Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions. Market risk may affect a single issuer, industry or sector of the economy, or it may affect the market as a whole.

· Issuer Risk (often called Financial Risk)—The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of its financial instruments over short or extended periods of time.

· Large-Cap Risk—The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

· Mid-Cap Risk—The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume and less liquidity than the stocks of larger, more established companies.

· Small-Cap Risk—The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

· Foreign Investment Risk—Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from financial instruments of U.S. issuers. This risk may be heightened in emerging or developing markets. Foreign investments may also be less liquid and more difficult to value than investments in U.S. issuers.

· Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their financial markets may be very small, share prices of financial instruments in emerging market countries may be volatile and difficult to determine. Financial instruments of issuers in these countries may be less liquid than those of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

· Fixed-Income Investments Risk—A significant portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed-income investments. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed-income investments.

· Income Volatility Risk—The risk that the level of current income from a portfolio of fixed-income investments declines in certain interest rate environments.

· Credit Risk (a type of Issuer Risk)—The risk that the issuer of bonds may not be able or willing to meet interest or principal payments when the bonds become due.

· Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—The risk that volatile or dramatic reductions in trading activity make it difficult for an Underlying Fund to properly value its investments and that an Underlying Fund may not be able to purchase or sell an investment at an attractive price, if at all.

· Call Risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in an Underlying Fund’s income.

· Interest Rate Risk (a type of Market Risk)—The risk that increases in interest rates can cause the prices of fixed-income investments to decline. This risk is heightened to the extent the Fund invests in longer duration fixed-income investments.

· Prepayment Risk—The risk that during periods of falling interest rates, borrowers may pay off their mortgage loans sooner than expected, forcing an Underlying Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

· Extension Risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

· Special Risks for Inflation-Indexed Bonds—The risk that interest payments on, or market values of, inflation-indexed investments decline because of a decline in inflation (or deflation) or changes in investors’ and/or the market’s inflation expectations. In addition, inflation indices may not reflect the true rate of inflation.

· Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Underlying Fund Risk—The ability of the Fund to achieve its investment objective will depend upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

Risk Closing [Text Block]	rr_RiskClosingTextBlock

There can be no assurances that the Fund or an Underlying Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money over short or long periods by investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance information is not available for the Fund because the Fund has less than one calendar year of performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information is not available for the Fund because the Fund has less than one calendar year of performance.
TIAA-CREF LIFECYCLE INDEX 2055 FUND | RETIREMENT CLASS
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee (on shares held less than 60 days)	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.05%	[22]
Other Expenses	rr_OtherExpensesOverAssets	1.15%	[34]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%	[16]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.95%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.44%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	45
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	346
TIAA-CREF LIFECYCLE INDEX 2055 FUND | PREMIER CLASS
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee (on shares held less than 60 days)	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%	[22]
Other Expenses	rr_OtherExpensesOverAssets	0.90%	[34]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%	[16]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.90%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.34%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	35
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	304
TIAA-CREF LIFECYCLE INDEX 2055 FUND | INSTITUTIONAL CLASS
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee (on shares held less than 60 days)	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets		[22]
Other Expenses	rr_OtherExpensesOverAssets	0.89%	[34]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%	[16]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.89%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.19%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	19
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	255
TIAA-CREF Managed Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks favorable returns that reflect the broad investment performance of the financial markets through capital appreciation and investment income. The Fund will pursue this goal through a “fund of funds” approach, whereby the Fund will make investments primarily in other mutual funds.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-09-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended September 30, 2010, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio. During the eight-month fiscal period ended May 31, 2011, the Fund’s portfolio turnover rate was 10% (not annualized) of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of TIAA-CREF Funds and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). The Fund invests in Underlying Funds according to a relatively stable asset allocation strategy and will generally seek to meet its investment objective by investing: (1) approximately 60% of its assets in equity Underlying Funds including up to 5% of its assets in real estate Underlying Funds; and (2) approximately 40% of its assets in fixed-income Underlying Funds (“target allocations”).

The Fund currently intends to invest in the following equity Underlying Funds: Growth & Income Fund, International Equity Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Emerging Markets Equity Fund, Small-Cap Equity Fund, Enhanced International Equity Index Fund, Enhanced Large-Cap Growth Index Fund, Enhanced Large-Cap Value Index Fund and Real Estate Securities Fund.

The Fund currently intends to invest in the following fixed-income Underlying Funds: Bond Plus Fund, Short-Term Bond Fund, High-Yield Fund and Inflation-Linked Bond Fund

As a result of its investments in the Underlying Funds, the Managed Allocation Fund’s returns will reflect investments in a mix of domestic stocks of companies of all sizes, foreign equities, real estate securities and a variety of domestic and foreign fixed-income instruments of private and governmental issuers of varying maturities and credit qualities. To maintain an appropriate allocation among the Underlying Funds, the portfolio managers monitor the foreign and domestic equity markets, as well as overall financial and economic conditions. If the portfolio managers believe that the relative attractiveness of the markets in which the equity and fixed-income funds are invested changes, they can adjust the percentage of investments in these Underlying Funds up or down by up to 10%. At any given time the Fund may hold between 0 to 5% of its assets in real estate funds. The Fund’s composite benchmark is a composite of three benchmark indices representing three types of market sectors within the equity and fixed-income Underlying Fund asset classes, i.e., domestic equity, international equity and fixed-income. The composite index is created by applying the results of the benchmark for each of these three market sectors in proportion to the Fund’s target allocations among the three market sectors. For more information about the different indices that comprise the Fund’s composite benchmark index, please see “Additional Information About the Fund’s Composite Index” below.

The composition of the Fund’s fixed-income portion will vary depending on the shape of the yield curve. This means that when there is not much difference between the yield on short-term and long-term bonds, the Fund would normally increase its investments in the Short-Term Bond Fund. The Fund will have less than 5% of its assets in the High-Yield Fund.

The Fund might sometimes be even more heavily weighted toward equities or fixed-income, if Advisors believes market conditions warrant. For example, the Fund might increase its holdings in fixed-income funds in periods when Advisors believes equity markets will decline.

As part of the Fund’s ability to invest in unaffiliated investment products or pools noted above, the Board has authorized the Fund to invest in exchange-traded funds (“ETFs”) and exchange-traded notes (“ETNs”). The Fund may use investments in ETFs and ETNs to gain exposure to various market sectors or securities in order to effect its asset allocation strategy. Additionally, the Fund may use ETFs and ETNs for cash management, hedging or defensive purposes. ETFs and ETNs will be subject to the risks associated with the types of securities or sectors that they track, while ETNs, which are structured as fixed-income obligations, will also be subject to the general risks of fixed-income securities, including credit risk.

For flexibility in meeting redemptions, expenses and the timing of new investments, and as a short-term defense during periods of unusual volatility, the Fund may invest in government securities (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)), short-term paper or shares of the Money Market Fund. For temporary defensive purposes, the Managed Allocation Fund may invest without limitation in such securities. The Fund cannot guarantee that this strategy will be successful.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2011, are listed in the chart below. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	59.72%	U.S. Equity	44.61%	· Enhanced Large-Cap Growth Index Fund	8.39%
				· Large-Cap Growth Fund	8.21%
				· Enhanced Large-Cap Value Index Fund	8.20%
				· Large-Cap Value Fund	7.95%
				· Growth & Income Fund	6.83%
				· Small-Cap Equity Fund	3.83%
				· Mid-Cap Value Fund	0.62%
				· Mid-Cap Growth Fund	0.58%
		International Equity	15.11%	· International Equity Fund	5.72%
				· Enhanced International Equity Index Fund	5.71%
				· Emerging Markets Equity Fund	3.68%
FIXED-INCOME	40.28%	Fixed-Income	40.28%	· Bond Plus Fund	40.28%
Total	100.00%	100.00%		100.00%

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Underlying Funds, typically is subject to the following principal investment risks:

· Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

· Equity Investments Risk—A significant portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity investments. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity investments. Equity investments generally have greater price volatility than fixed income instruments.

· Market Risk—The risk that market prices of investments held by an Underlying Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions. Market risk may affect a single issuer, industry or sector of the economy, or it may affect the market as a whole.

· Issuer Risk (often called Financial Risk)—The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of its financial instruments over short or extended periods of time.

· Style Risk—The risk that use of a particular investing style (such as growth or value investing) may fall out of favor in the marketplace for various periods of time and result in underperformance relative to the broader market sector or significant declines in the value of an Underlying Fund’s portfolio securities.

· Risks of Growth Investing—The risks that growth stocks can perform differently from the market as a whole and other types of stocks. Growth stocks can also be more volatile, and experience sharper price fluctuations, than other stocks.

· Risks of Value Investing—The risks that value stocks can perform differently from the market as a whole and other types of stocks. Value stocks can also continue to be undervalued by the market for long periods of time.

· Large-Cap Risk—The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

· Mid-Cap Risk—The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume and less liquidity than the stocks of larger, more established companies.

· Small-Cap Risk—The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

· Foreign Investment Risk—Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from financial instruments of U.S. issuers. This risk may be heightened in emerging or developing markets. Foreign investments may also be less liquid and more difficult to value than investments in U.S. issuers.

· Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their financial markets may be very small, share prices of financial instruments in emerging market countries may be volatile and difficult to determine. Financial instruments of issuers in these countries may be less liquid than those of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

· Enhanced Index Risk—Certain Underlying Funds that are enhanced index funds may underperform their benchmark index due to differences between the investments of the Underlying Funds and their respective benchmark indices.

· Quantitative Analysis Risk—The risk that stocks selected by the Fund’s or an Underlying Fund’s investment adviser using quantitative modeling and analysis could perform differently from the market as a whole.

· Fixed-Income Investments Risk—A significant portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed-income investments. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed-income investments.

· Income Volatility Risk—The risk that the level of current income from a portfolio of fixed-income investments declines in certain interest rate environments.

· Credit Risk (a type of Issuer Risk)—The risk that the issuer of bonds may not be able or willing to meet interest or principal payments when the bonds become due.

· Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—The risk that volatile or dramatic reductions in trading activity make it difficult for an Underlying Fund to properly value its investments and that an Underlying Fund may not be able to purchase or sell an investment at an attractive price, if at all.

· Call Risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in an Underlying Fund’s income.

· Interest Rate Risk (a type of Market Risk)—The risk that increases in interest rates can cause the prices of fixed-income investments to decline. This risk is heightened to the extent the Fund invests in longer duration fixed-income investments.

· Prepayment Risk—The risk that during periods of falling interest rates, borrowers may pay off their mortgage loans sooner than expected, forcing an Underlying Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

· Extension Risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

· Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Underlying Fund Risk—The ability of the Fund to achieve its investment objective will depend upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

· Derivatives Risk—The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. An Underlying Fund may use futures and options, and an Underlying Fund may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk. When investing in derivatives, the Fund may lose more than the principal amount invested.

Risk Closing [Text Block]	rr_RiskClosingTextBlock

There can be no assurances that the Fund or an Underlying Fund’s will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money over short or long periods by investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Institutional Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Institutional Class. The performance table following the bar chart shows the Fund’s average annual total returns for the Institutional Class, Retail Class and Retirement Class over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of a broad-based securities market index and a composite index based on the Fund’s target allocations. After-tax performance is shown only for Institutional Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Institutional Class shares.

The returns shown below reﬂect previous agreements by the Fund’s investment adviser to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)†

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance table following the bar chart shows the Fund's average annual total returns for the Institutional Class, Retail Class and Retirement Class over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of a broad-based securities market index and a composite index based on the Fund's target allocations.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tiaa-cref.org
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2011, was 4.92%.

Best quarter: 12.65%, for the quarter ended June 30, 2009. Worst quarter: -14.15%, for the quarter ended December 31, 2008.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.92%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.65%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.15%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The returns for the indices reflect no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown.The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
TIAA-CREF Managed Allocation Fund | Retail Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee (on shares held less than 60 days)	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	15
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.12%	[50]
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.42%	[16]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.68%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[51]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.67%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	68
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	217
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	378
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	846
1 Year	rr_AverageAnnualReturnYear01	13.20%
Since Inception	rr_AverageAnnualReturnSinceInception	3.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
TIAA-CREF Managed Allocation Fund | Retirement Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee (on shares held less than 60 days)	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets		[50]
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.42%	[16]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.73%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[51]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.67%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	68
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	227
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	400
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	901
1 Year	rr_AverageAnnualReturnYear01	13.29%
Since Inception	rr_AverageAnnualReturnSinceInception	2.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
TIAA-CREF Managed Allocation Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee (on shares held less than 60 days)	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets		[50]
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.42%	[16]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.48%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[51]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.42%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	43
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	148
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	263
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	598
Annual Return 2007	rr_AnnualReturn2007	8.83%
Annual Return 2008	rr_AnnualReturn2008	(28.64%)
Annual Return 2009	rr_AnnualReturn2009	22.46%
Annual Return 2010	rr_AnnualReturn2010	13.44%
1 Year	rr_AverageAnnualReturnYear01	13.44%
Since Inception	rr_AverageAnnualReturnSinceInception	3.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
TIAA-CREF Managed Allocation Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.48%
Since Inception	rr_AverageAnnualReturnSinceInception	2.11%
TIAA-CREF Managed Allocation Fund | Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.88%
Since Inception	rr_AverageAnnualReturnSinceInception	2.15%
TIAA-CREF Managed Allocation Fund | Russell 3000�� Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.93%
Since Inception	rr_AverageAnnualReturnSinceInception	1.77%	[4]
TIAA-CREF Managed Allocation Fund | Managed Allocation Fund Composite Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.94%	[52]
Since Inception	rr_AverageAnnualReturnSinceInception	3.81%	[4],[52]

[1]	The Retail Class of the Fund has adopted a Distribution (12b-1) Plan that reimburses the Fund's distributor, Teachers Personal Investors Services, Inc. ("TPIS"), for its expenses in providing distribution, promotional and shareholder services to Retail Class shares at the annual rate of up to 0.25% of average daily net assets attributable to Retail Class shares.
[2]	Under the Fund's expense reimbursement arrangements, the Fund's investment adviser, Teachers Advisors, Inc. ("Advisors"), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.96% of average daily net assets for Retail Class shares; (ii) 0.82% of average daily net assets for Retirement Class shares; (iii) 0.72% of average daily net assets for Premier Class shares; and (iv) 0.57% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2012, unless changed with approval of the Board of Trustees.
[3]	The performance shown for the Premier Class that is prior to its inception date is based on performance of the Fund's Institutional Class. The performance for these periods has not been restated to reflect higher expenses of the Premier Class. If those expenses had been reflected, the performance would have been lower.
[4]	The performance above is calculated from the Institutional Class inception date.
[5]	Under the Fund's expense reimbursement arrangements, the Fund's investment adviser, Teachers Advisors, Inc. ("Advisors"), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.70% of average daily net assets for Retail Class shares; (ii) 0.60% of average daily net assets for Retirement Class shares; (iii) 0.50% of average daily net assets for Premier Class shares; and (iv) 0.35% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2012, unless changed with approval of the Board of Trustees.
[6]	The performance shown for the Retail, Retirement and Premier Classes that is prior to their inception dates is based on performance of the Fund's Institutional Class. The performance for these periods has not been restated to reflect higher expenses of the Retail, Retirement and Premier Classes. If those expenses had been reflected, the performance would have been lower.
[7]	Under the Fund's expense reimbursement arrangements, the Fund's investment adviser, Teachers Advisors, Inc. ("Advisors"), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.65% of average daily net assets for Retail Class shares; (ii) 0.55% of average daily net assets for Retirement Class shares; (iii) 0.45% of average daily net assets for Premier Class shares; and (iv) 0.30% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2012, unless changed with approval of the Board of Trustees.
[8]	Under the Fund's expense reimbursement arrangements, the Fund's investment adviser, Teachers Advisors, Inc. ("Advisors"), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.75% of average daily net assets for Retail Class shares; (ii) 0.65% of average daily net assets for Retirement Class shares; (iii) 0.55% of average daily net assets for Premier Class shares; and (iv) 0.40% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2012, unless changed with approval of the Board of Trustees.
[9]	Under the Fund's expense reimbursement arrangements, the Fund's investment adviser, Teachers Advisors, Inc. ("Advisors"), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.70% of average daily net assets for Retail Class shares; and (ii) 0.35% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2012, unless changed with approval of the Board of Trustees.
[10]	The performance shown for the Retirement Class and Premier Class that is prior to their inception date is based on performance of the Fund's Institutional Class. The performance for these periods has not been restated to reflect higher expenses of the Retirement Class and Premier Class. If those expenses had been reflected, the performance would have been lower.
[11]	Under the Fund's expense reimbursement arrangements, the Fund's investment adviser, Teachers Advisors, Inc. ("Advisors"), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.48% of average daily net assets for Retail Class shares; (ii) 0.38% of average daily net assets for Retirement Class shares; (iii) 0.28% of average daily net assets for Premier Class shares; and (iv) 0.13% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2012, unless changed with approval of the Board of Trustees.
[12]	Under the Fund's expense reimbursement arrangements, the Fund's investment adviser, Teachers Advisors, Inc. ("Advisors"), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.50% of average daily net assets for Retail Class shares; (ii) 0.40% of average daily net assets for Retirement Class shares; (iii) 0.30% of average daily net assets for Premier Class shares; and (iv) 0.15% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2012, unless changed with approval of the Board of Trustees.
[13]	Beginning August 18, 2009, part or all of the 12b-1 distribution expenses of the Retail Class of the Fund are not being reimbursed to the Fund's distributor. Advisors is also reimbursing certain other fund expenses. Also, part or all of the service fees of the Retirement Class of the Fund are being voluntarily waived. As of October 1, 2009, part or all of the 12b-1 distribution expenses of the Premier Class of the Fund are being voluntarily waived. Without these changes, the total returns and 7-day current and effective net annualized yields for these share classes would have been lower. This suspension of reimbursement and the addition of waivers are voluntary and may be discontinued at any time without notice.
[14]	The performance shown for the Retail, Premier and Retirement Classes that is prior to their inception dates is based on performance of the Fund's Institutional Class. The performance for these periods has not been restated to reflect higher expenses of the Retail, Premier and Retirement Classes. If those expenses had been reflected, the performance would have been lower.
[15]	The Retail Class of the Fund has adopted a Distribution (12b-1) Plan that reimburses the Fund's distributor, Teachers Personal Investors Services, Inc. ("TPIS"), for its expenses in providing distribution, promotional and/or shareholder services to Retail Class shares at the annual rate of up to 0.25% of average daily net assets attributable to Retail Class shares. The Retirement Class of the Fund has adopted a Distribution (12b-1) Plan that reimburses the Fund's distributor, TPIS, for providing distribution, promotional and/or shareholder services to the Retirement Class shares at the annual rate of 0.05% of average daily net assets attributable to Retirement Class shares. In addition, TPIS has contractually agreed not to seek payment of this fee under the Plan for Retirement Class shares through September 30, 2012, unless changed with approval of the Board of Trustees.
[16]	"Acquired Fund Fees and Expenses" are the Fund's proportionate amount of the expenses of any investment companies or pools in which it invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because "Acquired Fund Fees and Expenses" are included in the chart above, the Fund's operating expenses here will not correlate with the expenses included in the Financial Highlights in this Prospectus and the Fund's May 31, 2011 annual report.
[17]	Advisors has contractually agreed to waive the Fund's Management Fees equal to, on an annual basis, 0.10%. This waiver will remain in effect through September 30, 2012, unless changed with approval of the Board of Trustees.
[18]	Under the Fund's expense reimbursement arrangements, the Fund's investment adviser, Teachers Advisors, Inc. ("Advisors"), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.25% of average daily net assets for Retail Class shares; (ii) 0.25% of average daily net assets for Retirement Class shares; (iii) 0.15% of average daily net assets for Premier Class shares; and (iv) 0.00% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2012, unless changed with approval of the Board of Trustees.
[19]	The performance shown for the Premier Class that is prior to its inception date is based on performance of the Fund's Retirement Class. The performance for these periods has not been restated to reflect lower expenses of the Premier Class.
[20]	The performance above is calculated from the Retirement Class inception date.
[21]	As of the close of business on December 31, 2010, the Lifecycle Retirement Income Fund Composite Index consisted of: 40.0% Barclays Capital U.S. Aggregate Bond Index; 30.0% Russell 3000 Index; 10.0% MSCI EAFE Index; 10.0% Barclays Capital U.S. 1-5 Year Government/Credit Bond Index; and 10.0% Barclays Capital U.S. Treasury Inflation Protected Securities Index (Series-L). The Fund's composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark's performance may vary over time.
[22]	The Retirement Class of the Fund has adopted a Distribution (12b-1) Plan that compensates the Fund's distributor, Teachers Personal Investors Services, Inc. ("TPIS"), for its expenses in providing distribution, promotional and/or shareholder services to Retirement Class shares at the annual rate of 0.05% of average daily net assets attributable to Retirement Class shares. In addition, TPIS has contractually agreed not to seek payment of this fee under the Plan for Retirement Class shares through September 30, 2012, unless changed with approval of the Board of Trustees.
[23]	Under the Fund's expense reimbursement arrangements, the Fund's investment adviser, Teachers Advisors, Inc. ("Advisors"), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.25% of average daily net assets for Retirement Class shares; (ii) 0.15% of average daily net assets for Premier Class shares; and (iii) 0.00% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2012, unless changed with approval of the Board of Trustees.
[24]	The performance shown for the Institutional Class and Premier Class that is prior to their inception dates is based on performance of the Fund's Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional Class and Premier Class.
[25]	As of the close of business on December 31, 2010, the Lifecycle 2010 Fund Composite Index consisted of: 38.1% Barclays Capital U.S. Aggregate Bond Index; 37.1% Russell 3000 Index; 12.4% MSCI EAFE Index; 6.2% Barclays Capital U.S. 1-5 Year Government/Credit Bond Index; and 6.2% Barclays Capital U.S. Treasury Inflation Protected Securities Index (Series-L). The Fund's composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark's performance may vary over time.
[26]	As of the close of business on December 31, 2010, the Lifecycle 2015 Fund Composite Index consisted of: 42.9% Russell 3000 Index; 34.4% Barclays Capital U.S. Aggregate Bond Index; 14.3% MSCI EAFE Index; 4.2% Barclays Capital U.S. 1-5 Year Government/Credit Bond Index; and 4.2% Barclays Capital U.S. Treasury Inflation Protected Securities Index (Series-L). The Fund's composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark's performance may vary over time.
[27]	As of the close of business on December 31, 2010, the Lifecycle 2020 Fund Composite Index consisted of: 48.9% Russell 3000 Index; 30.4% Barclays Capital U.S. Aggregate Bond Index; 16.3% MSCI EAFE Index; 2.2% Barclays Capital U.S. 1-5 Year Government/Credit Bond Index; and 2.2% Barclays Capital U.S. Treasury Inflation Protected Securities Index (Series-L). The Fund's composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark's performance may vary over time.
[28]	As of the close of business on December 31, 2010, the Lifecycle 2025 Fund Composite Index consisted of: 54.9% Russell 3000 Index; 26.4% Barclays Capital U.S. Aggregate Bond Index; 18.3% MSCI EAFE Index; 0.2% Barclays Capital U.S. 1-5 Year Government/Credit Bond Index; and 0.2% Barclays Capital U.S. Treasury Inflation Protected Securities Index (Series-L). The Fund's composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark's performance may vary over time.
[29]	As of the close of business on December 31, 2010, the Lifecycle 2030 Fund Composite Index consisted of: 60.9% Russell 3000 Index; 20.3% MSCI EAFE Index; and 18.8% Barclays Capital U.S. Aggregate Bond Index. The Fund's composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark's performance may vary over time.
[30]	As of the close of business on December 31, 2010, the Lifecycle 2035 Fund Composite Index consisted of: 66.9% Russell 3000 Index; 22.3% MSCI EAFE Index; and 10.8% Barclays Capital U.S. Aggregate Bond Index. The Fund's composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark's performance may vary over time.
[31]	As of the close of business on December 31, 2010, the Lifecycle 2040 Fund Composite Index consisted of: 67.5% Russell 3000 Index; 22.5% MSCI EAFE Index; and 10.0% Barclays Capital U.S. Aggregate Bond Index. The Fund's composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark's performance may vary over time.
[32]	As of the close of business on December 31, 2010, the Lifecycle 2045 Fund Composite Index consisted of: 67.5% Russell 3000 Index; 22.5% MSCI EAFE Index; and 10.0% Barclays Capital U.S. Aggregate Bond Index. The Fund's composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark's performance may vary over time.
[33]	As of the close of business on December 31, 2010, the Lifecycle 2050 Fund Composite Index consisted of: 67.5% Russell 3000 Index; 22.5% MSCI EAFE Index; and 10.0% Barclays Capital U.S. Aggregate Bond Index. The Fund's composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark's performance may vary over time.
[34]	Other Expenses are estimates for the current fiscal year.
[35]	In addition to the expense reimbursement arrangements, Advisors has contractually agreed to waive a portion of the Fund's Management Fees equal to, on an annual basis, 0.04%. This waiver will remain in effect through September 30, 2012, unless changed with approval of the Board of Trustees.
[36]	Under the Fund's expense reimbursement arrangements, the Fund's investment adviser, Teachers Advisors, Inc. ("Advisors"), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.35% of average daily net assets for Retirement Class shares; (ii) 0.25% of average daily net assets for Premier Class shares; and (iii) 0.10% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2012, unless changed with approval of the Board of Trustees.
[37]	As of the close of business on December 31, 2010, the Lifecycle Index Retirement Income Fund Composite Index consisted of: 50.0% Barclays Capital U.S. Aggregate Bond Index; 30.0% Russell 3000 Index; 10.0% MSCI EAFE Index; and 10.0% Barclays Capital U.S. Treasury Inflation Protected Securities Index (Series-L). The Fund's composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark's performance may vary over time.
[38]	In addition to the expense reimbursement arrangements, Advisors has contractually agreed to waive a portion of the Fund's Management Fees equal to, on an annual basis, 0.03%. This waiver will remain in effect through September 30, 2012, unless changed with approval of the Board of Trustees.
[39]	As of the close of business on December 31, 2010, the Lifecycle Index 2010 Fund Composite Index consisted of: 44.3% Barclays Capital U.S. Aggregate Bond Index; 37.1% Russell 3000 Index; 12.4% MSCI EAFE Index; and 6.2% Barclays Capital U.S. Treasury Inflation Protected Securities Index (Series-L). The Fund's composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark's performance may vary over time.
[40]	In addition to the expense reimbursement arrangements, Advisors has contractually agreed to waive a portion of the Fund's Management Fees equal to, on an annual basis, 0.02%. This waiver will remain in effect through September 30, 2012, unless changed with approval of the Board of Trustees.
[41]	As of the close of business on December 31, 2010, the Lifecycle Index 2015 Fund Composite Index consisted of: 42.9% Russell 3000 Index; 38.6% Barclays Capital U.S. Aggregate Bond Index; 14.3% MSCI EAFE Index; and 4.2% Barclays Capital U.S. Treasury Inflation Protected Securities Index (Series-L). The Fund's composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark's performance may vary over time.
[42]	In addition to the expense reimbursement arrangements, Advisors has contractually agreed to waive a portion of the Fund's Management Fees equal to, on an annual basis, 0.01%. This waiver will remain in effect through September 30, 2012, unless changed with approval of the Board of Trustees.
[43]	As of the close of business on December 31, 2010, the Lifecycle Index 2020 Fund Composite Index consisted of: 48.9% Russell 3000 Index; 32.6% Barclays Capital U.S. Aggregate Bond Index; 16.3% MSCI EAFE Index; and 2.2% Barclays Capital U.S. Treasury Inflation Protected Securities Index (Series-L). The Fund's composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark's performance may vary over time.
[44]	As of the close of business on December 31, 2010, the Lifecycle Index 2025 Fund Composite Index consisted of: 54.9% Russell 3000 Index; 26.6% Barclays Capital U.S. Aggregate Bond Index; 18.3% MSCI EAFE Index; and 0.2% Barclays Capital U.S. Treasury Inflation Protected Securities Index (Series-L). The Fund's composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark's performance may vary over time.
[45]	As of the close of business on December 31, 2010, the Lifecycle Index 2030 Fund Composite Index consisted of: 60.9% Russell 3000 Index; 20.3% MSCI EAFE Index; and 18.8% Barclays Capital U.S. Aggregate Bond Index. The Fund's composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark's performance may vary over time.
[46]	As of the close of business on December 31, 2010, the Lifecycle Index 2035 Fund Composite Index consisted of: 66.9% Russell 3000 Index; 22.3% MSCI EAFE Index; and 10.8% Barclays Capital U.S. Aggregate Bond Index. The Fund's composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark's performance may vary over time.
[47]	As of the close of business on December 31, 2010, the Lifecycle Index 2040 Fund Composite Index consisted of: 67.5% Russell 3000 Index; 22.5% MSCI EAFE Index; and 10.0% Barclays Capital U.S. Aggregate Bond Index. The Fund's composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark's performance may vary over time.
[48]	As of the close of business on December 31, 2010, the Lifecycle Index 2045 Fund Composite Index consisted of: 67.5% Russell 3000 Index; 22.5% MSCI EAFE Index; and 10.0% Barclays Capital U.S. Aggregate Bond Index. The Fund's composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark's performance may vary over time.
[49]	As of the close of business on December 31, 2010, the Lifecycle Index 2050 Fund Composite Index consisted of: 67.5% Russell 3000 Index; 22.5% MSCI EAFE Index; and 10.0% Barclays Capital U.S. Aggregate Bond Index. The Fund's composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark's performance may vary over time.
[50]	The Retail Class of the Fund has adopted a Distribution (12b-1) Plan that reimburses the Fund's distributor, Teachers Personal Investors Services, Inc. ("TPIS"), for its expenses in providing distribution, promotional and/or shareholder services to Retail Class shares at the annual rate of up to 0.25% of average daily net assets attributable to Retail Class shares.
[51]	Under the Fund's expense reimbursement arrangements, the Fund's investment adviser, Teachers Advisors, Inc. ("Advisors"), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.25% of average daily net assets for Retail Class shares; (ii) 0.25% of average daily net assets for Retirement Class shares; and (iii) 0.00% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2012, unless changed with approval of the Board of Trustees.
[52]	As of the close of business on December 31, 2010, the Managed Allocation Composite Index consisted of: 45.0% Russell 3000 Index; 40.0% Barclays Capital U.S. Aggregate Bond Index; and 15.0% MSCI EAFE Index. The Fund's composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark's performance may vary over time.